UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04347

GMO Trust

(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110
(Address of principal executive offices) (Zip code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/19

Date of reporting period: 05/31/18

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the period ended May 31, 2018 are filed herewith.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 86.2%

	U.S. Government — 84.5%
69,981,931	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	69,475,799
130,588,190	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	126,490,623
30,938,613	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (a)	29,992,825
59,949,786	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	58,438,946
154,825,351	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	168,789,978
199,598,397	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	234,055,407
12,598,736	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	16,587,214
17,500,000	U.S. Treasury Note USBM + 0.07%, 1.97%, due 04/30/19	17,518,182
17,500,000	U.S. Treasury Note USBM + 0.05%, 1.95%, due 10/31/19	17,511,561

	Total U.S. Government	738,860,535

	U.S. Government Agency — 1.7%
15,000,000	Federal Home Loan Banks, Variable Rate 3 mo. LIBOR — 0.24%, 1.79%, due 03/06/19	15,008,796

	TOTAL DEBT OBLIGATIONS (COST $761,141,244)	753,869,331

Shares	Description	Value ($)
	MUTUAL FUNDS — 13.1%

	United States — 13.1%
	Affiliated Issuers — 13.1%
4,604,148	GMO U.S. Treasury Fund	115,011,626

	TOTAL MUTUAL FUNDS (COST $115,011,626)	115,011,626

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
181,581	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.67% (b)	181,581

	TOTAL SHORT-TERM INVESTMENTS (COST $181,581)	181,581

	TOTAL INVESTMENTS — 99.3% (Cost $876,334,451)	869,062,538
	Other Assets and Liabilities (net) — 0.7%	5,742,505

	TOTAL NET ASSETS — 100.0%	$874,805,043

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/04/2018	MSCI	AUD	34,550,000	USD	25,948,432	(180,006)
07/05/2018	MSCI	AUD	34,550,000	USD	26,176,566	43,290
06/04/2018	MSCI	CAD	4,715,895	USD	3,670,000	32,684
07/12/2018	JPM	CHF	32,494,380	USD	34,321,520	1,239,995
06/20/2018	GS	EUR	9,930,000	USD	12,301,825	679,224
06/14/2018	BCLY	GBP	1,090,000	USD	1,520,988	71,352
06/14/2018	BOA	GBP	9,040,000	USD	12,611,071	588,399
06/14/2018	GS	GBP	1,320,000	USD	1,881,893	126,370
06/07/2018	BCLY	JPY	277,895,303	USD	2,550,000	(4,965)
06/07/2018	GS	JPY	158,199,420	USD	1,480,000	25,517
07/05/2018	JPM	NOK	12,531,024	USD	1,620,000	86,694
06/05/2018	BCLY	NZD	6,790,000	USD	4,745,591	(6,050)
09/05/2018	BCLY	NZD	4,660,000	USD	3,268,780	7,433
08/03/2018	BCLY	SEK	13,980,344	USD	1,640,000	47,317
08/03/2018	JPM	SEK	17,995,454	USD	2,090,000	39,904
06/04/2018	BOA	USD	1,430,000	CAD	1,825,203	(22,241)
06/04/2018	GS	USD	1,200,000	CAD	1,531,770	(18,563)
06/04/2018	MSCI	USD	26,171,625	AUD	34,550,000	(43,186)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/04/2018	MSCI	USD	9,337,865	CAD	12,041,177	(50,642)
06/05/2018	BCLY	USD	4,762,762	NZD	6,790,000	(11,121)
06/07/2018	GS	USD	7,028,736	JPY	739,333,789	(231,314)
06/14/2018	GS	USD	1,452,548	GBP	1,080,000	(16,211)
06/20/2018	GS	USD	5,365,728	EUR	4,500,000	(98,689)
07/05/2018	JPM	USD	21,289,332	NOK	166,048,273	(971,527)
07/12/2018	JPM	USD	3,080,000	CHF	2,931,177	(95,860)
08/03/2018	BCLY	USD	9,620,000	SEK	84,576,796	15,241
08/03/2018	JPM	USD	13,051,330	SEK	113,194,182	(155,910)

						$1,097,135

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(41,051,668)
Average interest rate	0.47%
Maximum balance outstanding	$(41,051,668)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	2.81%	NZD	108,005,000	06/20/2023	Quarterly	—	631,528	631,528
3 Month NZD Bank Bill Rate	2.85%	NZD	46,975,000	06/20/2023	Quarterly	—	329,268	329,268
6 Month AUD BBSW	2.93%	AUD	9,895,000	06/20/2028	Semi-Annually	—	28,999	28,999
6 Month AUD BBSW	3.04%	AUD	7,765,000	06/20/2028	Semi-Annually	—	81,938	81,938
2.97%	6 Month AUD BBSW	AUD	6,296,000	06/20/2028	Semi-Annually	—	(36,579)	(36,579)
3.01%	6 Month AUD BBSW	AUD	80,562,000	06/20/2028	Semi-Annually	—	(697,289)	(697,289)
6 Month AUD BBSW	2.87%	AUD	5,689,000	06/20/2028	Semi-Annually	—	(6,645)	(6,645)
6 Month AUD BBSW	3.05%	AUD	7,765,000	06/20/2028	Semi-Annually	—	87,725	87,725
6 Month AUD BBSW	3.04%	AUD	7,540,000	06/20/2028	Semi-Annually	—	81,607	81,607
3.24%	3 Month NZD Bank Bill Rate	NZD	4,117,000	06/20/2028	Quarterly	—	(35,223)	(35,223)
3.28%	3 Month NZD Bank Bill Rate	NZD	11,606,000	06/20/2028	Quarterly	—	(125,671)	(125,671)
3 Month NZD Bank Bill Rate	3.31%	NZD	22,711,000	06/20/2028	Quarterly	—	287,205	287,205
3.29%	3 Month NZD Bank Bill Rate	NZD	4,311,000	06/20/2028	Quarterly	—	(49,292)	(49,292)
3.29%	3 Month NZD Bank Bill Rate	NZD	4,311,000	06/20/2028	Quarterly	—	(49,945)	(49,945)
3 Month NZD Bank Bill Rate	3.11%	NZD	8,606,000	06/20/2028	Quarterly	—	4,528	4,528
2.76%	3 Month CAD LIBOR	CAD	6,915,000	06/21/2028	Semi-Annually	—	(78,100)	(78,100)
2.60%	3 Month CAD LIBOR	CAD	5,199,000	06/21/2028	Semi-Annually	—	(798)	(798)
2.61%	3 Month CAD LIBOR	CAD	16,532,000	06/21/2028	Semi-Annually	—	(12,581)	(12,581)
3 Month CAD LIBOR	2.63%	CAD	3,126,000	06/21/2028	Semi-Annually	—	5,455	5,455
3 Month CAD LIBOR	2.67%	CAD	7,735,000	06/21/2028	Semi-Annually	—	39,190	39,190
3 Month CAD LIBOR	2.67%	CAD	13,679,000	06/21/2028	Semi-Annually	—	67,412	67,412
3 Month CAD LIBOR	2.75%	CAD	5,842,000	06/21/2028	Semi-Annually	—	60,322	60,322
3 Month CAD LIBOR	2.86%	CAD	8,190,000	06/21/2028	Semi-Annually	—	146,907	146,907
6 Month CHF LIBOR	0.55%	CHF	6,942,000	06/21/2028	Semi-Annually	—	109,492	109,492
0.51%	6 Month CHF LIBOR	CHF	8,004,000	06/21/2028	Semi-Annually	—	(93,170)	(93,170)
0.53%	6 Month CHF LIBOR	CHF	4,706,000	06/21/2028	Semi-Annually	—	(64,383)	(64,383)
0.54%	6 Month CHF LIBOR	CHF	3,628,000	06/21/2028	Semi-Annually	—	(51,485)	(51,485)
6 Month CHF LIBOR	0.38%	CHF	4,242,000	06/21/2028	Semi-Annually	—	(9,049)	(9,049)
6 Month CHF LIBOR	0.52%	CHF	1,214,000	06/21/2028	Semi-Annually	—	15,184	15,184
6 Month CHF LIBOR	0.57%	CHF	6,991,000	06/21/2028	Semi-Annually	—	125,244	125,244
1.03%	6 Month EURIBOR	EUR	9,028,000	06/21/2028	Semi-Annually	—	(107,576)	(107,576)
1.04%	6 Month EURIBOR	EUR	5,163,000	06/21/2028	Semi-Annually	—	(69,504)	(69,504)
6 Month EURIBOR	1.15%	EUR	22,178,000	06/21/2028	Semi-Annually	64,578	571,623	507,045
1.65%	6 Month GBP LIBOR	GBP	25,132,000	06/21/2028	Semi-Annually	—	(574,829)	(574,829)
1.64%	6 Month GBP LIBOR	GBP	48,085,000	06/21/2028	Semi-Annually	(52,400)	(1,039,111)	(986,711)
1.72%	6 Month GBP LIBOR	GBP	16,041,000	06/21/2028	Semi-Annually	1,475	(2,893)	(4,368)
1.66%	6 Month GBP LIBOR	GBP	3,621,000	06/21/2028	Semi-Annually	—	(88,307)	(88,307)
6 Month GBP LIBOR	1.58%	GBP	3,313,000	06/21/2028	Semi-Annually	—	45,661	45,661
6 Month GBP LIBOR	1.57%	GBP	4,838,000	06/21/2028	Semi-Annually	—	60,570	60,570
6 Month GBP LIBOR	1.60%	GBP	1,922,000	06/21/2028	Semi-Annually	—	31,707	31,707
6 Month GBP LIBOR	1.61%	GBP	3,231,000	06/21/2028	Semi-Annually	—	57,584	57,584

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — (continued)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month GBP LIBOR	1.70%	GBP	1,927,000	06/21/2028	Semi-Annually	—	55,753	55,753
6 Month GBP LIBOR	1.70%	GBP	1,927,000	06/21/2028	Semi-Annually	—	56,969	56,969
6 Month GBP LIBOR	1.47%	GBP	5,863,000	06/21/2028	Semi-Annually	—	1,602	1,602
3 Month SEK STIBOR	1.4%	SEK	78,922,000	06/21/2028	Quarterly	—	195,535	195,535
3 Month SEK STIBOR	1.18%	SEK	74,744,000	06/21/2028	Quarterly	—	2,795	2,795
1.29%	3 Month SEK STIBOR	SEK	61,678,000	06/21/2028	Quarterly	—	(75,543)	(75,543)
1.31%	3 Month SEK STIBOR	SEK	93,939,000	06/21/2028	Quarterly	—	(136,035)	(136,035)
1.30%	3 Month SEK STIBOR	SEK	56,596,000	06/21/2028	Quarterly	—	(77,642)	(77,642)
3 Month SEK STIBOR	1.17%	SEK	43,772,000	06/21/2028	Quarterly	—	(3,608)	(3,608)
3 Month USD LIBOR	2.94%	USD	8,060,000	06/21/2028	Quarterly	3,144	44,360	41,216
3 Month USD LIBOR	2.95%	USD	7,019,000	06/21/2028	Quarterly	—	44,204	44,204
3 Month USD LIBOR	3.02%	USD	7,839,000	06/21/2028	Quarterly	—	95,694	95,694
3 Month USD LIBOR	3.05%	USD	2,518,000	06/21/2028	Quarterly	—	37,956	37,956
3 Month USD LIBOR	3.12%	USD	3,478,000	06/21/2028	Quarterly	—	72,981	72,981
3 Month USD LIBOR	3.11%	USD	4,525,000	06/21/2028	Quarterly	—	93,555	93,555
2.89%	3 Month USD LIBOR	USD	3,407,000	06/21/2028	Quarterly	—	(2,224)	(2,224)
3 Month NZD Bank Bill Rate	3.15%	NZD	9,311,500	09/19/2028	Quarterly	—	431	431
3 Month NZD Bank Bill Rate	3.14%	NZD	5,251,000	09/19/2028	Quarterly	—	(2,125)	(2,125)
3 Month NZD Bank Bill Rate	3.14%	NZD	4,060,500	09/19/2028	Quarterly	—	(2,253)	(2,253)
3 Month NZD Bank Bill Rate	3.15%	NZD	4,135,000	09/19/2028	Quarterly	—	(430)	(430)
6 Month CHF LIBOR	0.45%	CHF	5,519,000	09/20/2028	Semi-Annually	—	2,648	2,648
6 Month EURIBOR	0.98%	EUR	6,934,000	09/20/2028	Semi-Annually	—	(549)	(549)

						$16,797	$80,793	$63,996

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

LIBOR - London Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.
(b)	The rate disclosed is the 7 day net yield as of May 31, 2018.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 52.2%

	United States — 52.2%
	Asset-Backed Securities — 2.4%
327,636	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PW10, Class AJ, Variable Rate, 5.78%, due 12/11/40	347,296
16,740,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	16,941,576
5,000,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	5,160,031

	Total Asset-Backed Securities	22,448,903

	U.S. Government — 35.3%
5,291,000	U.S. Treasury Bond, 6.25%, due 05/15/30	7,090,147
11,634,000	U.S. Treasury Bond, 3.75%, due 11/15/43	13,155,509
50,849,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	54,170,075
31,941,000	U.S. Treasury Note, 1.50%, due 02/28/19	31,768,818
98,515,000	U.S. Treasury Note, 2.00%, due 02/28/21	97,129,633
51,233,000	U.S. Treasury Note, 1.75%, due 11/30/21	49,762,052
4,745,000	U.S. Treasury Note, 2.00%, due 02/15/23	4,603,577
36,868,000	U.S. Treasury Note, 2.50%, due 05/15/24	36,350,984
27,877,000	U.S. Treasury Note, 2.00%, due 08/15/25	26,414,546
16,615,000	U.S. Treasury Note, 2.25%, due 02/15/27	15,838,119

	Total U.S. Government	336,283,460

	U.S. Government Agency — 14.5%
16,851,000	Federal Home Loan Mortgage Corp., TBA, 3.50%, due 06/13/48	16,791,759
43,364,000	Federal National Mortgage Association, TBA, 2.50%, due 06/19/33	42,240,942
12,015,000	Federal National Mortgage Association, TBA, 3.00%, due 06/13/48	11,645,632
31,786,000	Federal National Mortgage Association, TBA, 4.00%, due 06/13/48	32,468,903
35,131,000	Government National Mortgage Association, TBA, 3.50%, due 06/21/48	35,298,420

	Total U.S. Government Agency	138,445,656

	TOTAL DEBT OBLIGATIONS (COST $504,281,694)	497,178,019

	MUTUAL FUNDS — 45.1%

	United States — 45.1%
	Affiliated Issuers — 30.6%
1,776,046	GMO Emerging Country Debt Fund, Class IV	49,409,591
7,337,588	GMO Opportunistic Income Fund, Class VI	195,620,089
1,864,911	GMO U.S. Treasury Fund	46,585,487

	Total Affiliated Issuers	291,615,167

	Exchange-Traded Funds — 14.5%
1,196,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	138,229,981

	TOTAL MUTUAL FUNDS (COST $431,236,839)	429,845,148

Par Value† / Shares		Description	Value ($)
		SHORT-TERM INVESTMENTS — 16.3%

		Foreign Government Obligations — 16.1%
JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/18/18	30,336,308
JPY	5,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/25/18	51,480,980
JPY	1,611,500,000	Japan Treasury Discount Bill, Zero Coupon, due 07/23/18	14,816,008
JPY	2,850,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/06/18	26,204,072
JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/20/18	30,343,255

		Total Foreign Government Obligations	153,180,623

		Money Market Funds — 0.2%
	1,828,680	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.67% (b)	1,828,680

		TOTAL SHORT-TERM INVESTMENTS (COST $156,787,576)	155,009,303

		TOTAL INVESTMENTS — 113.6% (Cost $1,092,306,109)	1,082,032,470
		Other Assets and Liabilities (net) — (13.6%)	(129,654,796)

		TOTAL NET ASSETS — 100.0%	$952,377,674

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
06/04/2018	MSCI	AUD	55,170,000	USD	41,446,263	(276,051)
07/05/2018	MSCI	AUD	55,170,000	USD	41,799,164	69,126
06/04/2018	MSCI	CAD	4,767,294	USD	3,710,000	33,040
07/12/2018	JPM	CHF	48,017,787	USD	50,634,913	1,749,486
06/20/2018	GS	EUR	13,590,000	USD	16,834,123	927,664
06/14/2018	BCLY	GBP	1,300,000	USD	1,814,022	85,098
06/14/2018	BOA	GBP	13,150,000	USD	18,344,645	855,913
06/14/2018	GS	GBP	1,040,000	USD	1,482,703	99,564
06/14/2018	JPM	GBP	1,510,000	USD	2,054,497	46,286
06/07/2018	BCLY	JPY	321,486,723	USD	2,950,000	(5,744)
06/07/2018	GS	JPY	250,126,110	USD	2,340,000	40,345
06/18/2018	BCLY	JPY	3,300,000,000	USD	31,337,543	974,767
06/25/2018	MSCI	JPY	5,600,000,000	USD	53,465,980	1,914,333
07/23/2018	JPM	JPY	1,611,500,000	USD	15,101,359	237,580
08/06/2018	MSCI	JPY	2,850,000,000	USD	26,123,539	(188,145)
08/20/2018	CITI	JPY	3,300,000,000	USD	29,926,083	(568,626)
07/05/2018	JPM	NOK	25,990,272	USD	3,360,000	179,809
06/05/2018	BCLY	NZD	10,380,000	USD	7,248,419	(15,503)
09/05/2018	BCLY	NZD	7,630,000	USD	5,352,102	12,171
08/03/2018	BCLY	SEK	24,806,586	USD	2,910,000	83,960
08/03/2018	JPM	SEK	27,897,259	USD	3,240,000	61,861
06/04/2018	BOA	USD	2,040,000	CAD	2,603,787	(31,729)
06/04/2018	GS	USD	1,730,000	CAD	2,208,301	(26,762)
06/04/2018	MSCI	USD	41,791,275	AUD	55,170,000	(68,961)
06/04/2018	MSCI	USD	12,643,978	CAD	16,304,409	(68,572)
06/05/2018	BCLY	USD	7,280,862	NZD	10,380,000	(16,939)
06/07/2018	GS	USD	9,936,369	JPY	1,045,179,789	(327,003)
06/14/2018	GS	USD	1,533,245	GBP	1,140,000	(17,112)
06/20/2018	GS	USD	6,299,057	EUR	5,290,000	(107,360)
07/05/2018	JPM	USD	30,357,198	NOK	236,774,005	(1,385,335)
07/12/2018	JPM	USD	6,050,000	CHF	5,757,668	(188,296)
08/03/2018	BCLY	USD	19,090,000	SEK	167,913,889	39,252
08/03/2018	JPM	USD	18,007,859	SEK	156,182,161	(215,121)

						$3,902,996

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
126	U.S. Long Bond (CBT)	September 2018	18,285,750	593,380
196	U.S. Treasury Note 2 Yr. (CBT)	September 2018	41,597,938	165,151
343	U.S. Treasury Note 5 Yr. (CBT)	September 2018	39,064,484	385,835
127	U.S. Treasury Note 10 Yr. (CBT)	September 2018	15,295,563	239,933
223	U.S. Treasury Ultra 10 Yr. (CBT)	September 2018	28,620,656	515,105
81	U.S. Ultra Bond (CBT)	September 2018	12,919,500	489,017

			$155,783,891	$2,388,421

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.97%	6 Month AUD BBSW	AUD	9,851,000	06/20/2028	Semi-Annually	—	(57,234)	(57,234)
3.01%	6 Month AUD BBSW	AUD	132,368,000	06/20/2028	Semi-Annually	—	(1,145,685)	(1,145,685)
6 Month AUD BBSW	2.87%	AUD	3,123,000	06/20/2028	Semi-Annually	—	(3,648)	(3,648)
6 Month AUD BBSW	2.93%	AUD	18,201,000	06/20/2028	Semi-Annually	—	53,341	53,341
6 Month AUD BBSW	3.04%	AUD	14,507,000	06/20/2028	Semi-Annually	—	153,081	153,081
6 Month AUD BBSW	3.05%	AUD	14,507,000	06/20/2028	Semi-Annually	—	163,892	163,892
6 Month AUD BBSW	3.04%	AUD	12,557,000	06/20/2028	Semi-Annually	—	135,907	135,907
2.76%	3 Month CAD LIBOR	CAD	9,858,000	06/21/2028	Semi-Annually	—	(111,339)	(111,339)
2.60%	3 Month CAD LIBOR	CAD	4,892,000	06/21/2028	Semi-Annually	—	(751)	(751)
2.61%	3 Month CAD LIBOR	CAD	27,340,000	06/21/2028	Semi-Annually	—	(20,807)	(20,807)
3 Month CAD LIBOR	2.63%	CAD	4,308,000	06/21/2028	Semi-Annually	—	7,518	7,518
3 Month CAD LIBOR	2.67%	CAD	10,593,000	06/21/2028	Semi-Annually	—	53,670	53,670
3 Month CAD LIBOR	2.67%	CAD	18,789,000	06/21/2028	Semi-Annually	—	92,595	92,595
3 Month CAD LIBOR	2.75%	CAD	12,592,000	06/21/2028	Semi-Annually	—	130,019	130,019

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month CAD LIBOR	2.86%	CAD	12,014,000	06/21/2028	Semi-Annually	—	215,499	215,499
0.51%	6 Month CHF LIBOR	CHF	9,485,000	06/21/2028	Semi-Annually	—	(110,409)	(110,409)
0.53%	6 Month CHF LIBOR	CHF	7,258,000	06/21/2028	Semi-Annually	—	(99,296)	(99,296)
0.54%	6 Month CHF LIBOR	CHF	5,597,000	06/21/2028	Semi-Annually	—	(79,427)	(79,427)
6 Month CHF LIBOR	0.38%	CHF	6,706,000	06/21/2028	Semi-Annually	—	(14,304)	(14,304)
6 Month CHF LIBOR	0.55%	CHF	9,839,000	06/21/2028	Semi-Annually	—	155,185	155,185
6 Month CHF LIBOR	0.52%	CHF	1,351,000	06/21/2028	Semi-Annually	—	16,898	16,898
6 Month CHF LIBOR	0.57%	CHF	9,358,000	06/21/2028	Semi-Annually	—	167,649	167,649
6 Month CHF LIBOR	0.45%	CHF	9,107,000	09/20/2028	Semi-Annually	—	4,369	4,369
1.03%	6 Month EURIBOR	EUR	9,438,000	06/21/2028	Semi-Annually	—	(112,461)	(112,461)
1.04%	6 Month EURIBOR	EUR	8,344,000	06/21/2028	Semi-Annually	—	(112,327)	(112,327)
6 Month EURIBOR	1.15%	EUR	29,995,000	06/21/2028	Semi-Annually	87,339	773,100	685,761
6 Month EURIBOR	0.98%	EUR	12,182,000	09/20/2028	Semi-Annually	—	(964)	(964)
1.65%	6 Month GBP LIBOR	GBP	41,342,000	06/21/2028	Semi-Annually	—	(945,590)	(945,590)
1.64%	6 Month GBP LIBOR	GBP	98,839,000	06/21/2028	Semi-Annually	(107,708)	(2,135,898)	(2,028,190)
1.72%	6 Month GBP LIBOR	GBP	22,061,000	06/21/2028	Semi-Annually	2,028	(3,979)	(6,007)
1.66%	6 Month GBP LIBOR	GBP	3,658,000	06/21/2028	Semi-Annually	—	(89,209)	(89,209)
6 Month GBP LIBOR	1.58%	GBP	17,571,000	06/21/2028	Semi-Annually	—	242,168	242,168
6 Month GBP LIBOR	1.57%	GBP	16,696,000	06/21/2028	Semi-Annually	776	209,030	208,254
6 Month GBP LIBOR	1.60%	GBP	2,760,000	06/21/2028	Semi-Annually	—	45,531	45,531
6 Month GBP LIBOR	1.61%	GBP	4,537,000	06/21/2028	Semi-Annually	—	80,860	80,860
6 Month GBP LIBOR	1.70%	GBP	4,874,000	06/21/2028	Semi-Annually	—	141,017	141,017
6 Month GBP LIBOR	1.70%	GBP	4,874,000	06/21/2028	Semi-Annually	—	144,094	144,094
6 Month GBP LIBOR	1.47%	GBP	2,052,000	06/21/2028	Semi-Annually	—	561	561
3 Month NZD Bank Bill Rate	2.81%	NZD	153,820,000	06/20/2023	Quarterly	—	899,418	899,418
3 Month NZD Bank Bill Rate	2.85%	NZD	66,902,000	06/20/2023	Quarterly	—	468,945	468,945
3.24%	3 Month NZD Bank Bill Rate	NZD	7,546,000	06/20/2028	Quarterly	—	(64,560)	(64,560)
3.28%	3 Month NZD Bank Bill Rate	NZD	21,274,000	06/20/2028	Quarterly	—	(230,356)	(230,356)
3.29%	3 Month NZD Bank Bill Rate	NZD	6,151,000	06/20/2028	Quarterly	—	(70,331)	(70,331)
3.29%	3 Month NZD Bank Bill Rate	NZD	6,151,000	06/20/2028	Quarterly	—	(71,263)	(71,263)
3 Month NZD Bank Bill Rate	3.31%	NZD	43,987,000	06/20/2028	Quarterly	—	556,262	556,262
3 Month NZD Bank Bill Rate	3.11%	NZD	9,669,000	06/20/2028	Quarterly	—	5,087	5,087
3 Month NZD Bank Bill Rate	3.22%	NZD	5,414,000	06/20/2028	Quarterly	—	37,297	37,297
3 Month NZD Bank Bill Rate	3.15%	NZD	19,318,000	09/19/2028	Quarterly	—	895	895
3 Month NZD Bank Bill Rate	3.14%	NZD	12,272,500	09/19/2028	Quarterly	—	(4,966)	(4,966)
3 Month NZD Bank Bill Rate	3.14%	NZD	7,045,500	09/19/2028	Quarterly	—	(3,910)	(3,910)
3 Month NZD Bank Bill Rate	3.15%	NZD	6,511,000	09/19/2028	Quarterly	—	(677)	(677)
1.29%	3 Month SEK STIBOR	SEK	83,449,000	06/21/2028	Quarterly	—	(102,209)	(102,209)
1.31%	3 Month SEK STIBOR	SEK	141,799,000	06/21/2028	Quarterly	—	(205,342)	(205,342)
1.30%	3 Month SEK STIBOR	SEK	85,378,000	06/21/2028	Quarterly	—	(117,127)	(117,127)
3 Month SEK STIBOR	1.17%	SEK	56,540,000	06/21/2028	Quarterly	—	(4,661)	(4,661)
3 Month SEK STIBOR	1.4%	SEK	106,850,000	06/21/2028	Quarterly	—	264,728	264,728
3 Month SEK STIBOR	1.18%	SEK	123,181,000	06/21/2028	Quarterly	—	4,607	4,607
3 Month USD LIBOR	3.02%	USD	10,290,000	06/21/2028	Quarterly	—	125,614	125,614

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	3.05%	USD	8,550,000	06/21/2028	Quarterly	—	128,883	128,883
3 Month USD LIBOR	3.12%	USD	5,105,000	06/21/2028	Quarterly	—	107,122	107,122
3 Month USD LIBOR	3.11%	USD	6,640,000	06/21/2028	Quarterly	—	137,282	137,282
2.89%	3 Month USD LIBOR	USD	3,821,000	06/21/2028	Quarterly	—	(2,494)	(2,494)
3 Month USD LIBOR	2.94%	USD	10,825,000	06/21/2028	Quarterly	4,224	59,578	55,354
3 Month USD LIBOR	2.95%	USD	9,831,000	06/21/2028	Quarterly	—	61,913	61,913

						$(13,341)	$(77,609)	$(64,268)

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2018.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 85.1%

		Albania — 0.9%
		Foreign Government Obligations
	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	36,827,549

		Angola — 0.4%
		Foreign Government Obligations
	14,500,000	Angolan Government International Bond, 144A, 9.38%, due 05/08/48	15,370,000

		Argentina — 4.7%
		Foreign Government Obligations
JPY	407,485,276	Republic of Argentina, 4.33%, due 12/31/33 (c)	2,846,797
EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	9,704,243
	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	39,300,878
	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	10,975,322
EUR	112,130,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	82,583,952
EUR	57,150,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	42,191,298

		Total Argentina	187,602,490

		Armenia — 0.2%
		Foreign Government Obligations
	8,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	8,727,675

		Azerbaijan — 0.7%
		Foreign Government Agency — 0.5%
	12,650,000	Southern Gas Corridor CJSC, 144A, 6.88%, due 03/24/26	13,709,438
	7,987,000	State Oil Company of the Azerbaijan Republic, Reg S, 6.95%, due 03/18/30	8,492,577

			22,202,015

		Foreign Government Obligations — 0.2%
	7,100,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	6,851,500

		Total Azerbaijan	29,053,515

		Bahrain — 0.7%
		Foreign Government Obligations
	35,150,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	29,789,625

		Belarus — 0.1%
		Foreign Government Obligations
	3,700,000	Republic of Belarus International Bond, 144A, 6.20%, due 02/28/30	3,589,000

Par Value†		Description	Value ($)
		Belize — 0.5%
		Foreign Government Obligations
	33,578,000	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	19,828,984

		Brazil — 2.5%
		Foreign Government Agency — 1.8%
GBP	12,895,000	Petrobras Global Finance BV, 6.63%, due 01/16/34	17,656,235
	65,739,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	56,864,235

			74,520,470

		Foreign Government Obligations — 0.7%
	16,897,000	Republic of Brazil, 7.13%, due 01/20/37	18,333,245
	5,000,000	Republic of Brazil, 5.00%, due 01/27/45	4,068,750
	6,340,000	Republic of Brazil, 5.63%, due 02/21/47	5,591,880

			27,993,875

		Total Brazil	102,514,345

		Cameroon — 0.1%
		Foreign Government Obligations
	4,500,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	4,995,000

		Chile — 1.4%
		Foreign Government Agency — 0.6%
	17,718,000	Corp Nacional del Cobre de Chile, Reg S, 4.50%, due 09/16/25	18,149,610
	7,300,000	Corp Nacional del Cobre de Chile, Reg S, 4.50%, due 08/01/47	7,061,801

			25,211,411

		Corporate Debt — 0.8%
	3,600,000	Empresa Nacional del Petroleo, Reg. S, 4.50%, due 09/14/47	3,181,500
	20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (c)	26,381,218

			29,562,718

		Total Chile	54,774,129

		Colombia — 1.8%
		Foreign Government Agency — 1.2%
	43,011,000	Ecopetrol SA, 7.38%, due 09/18/43	48,333,611

		Foreign Government Obligations — 0.6%
	647,000	Colombia Government International Bond, 8.38%, due 02/15/27	732,809
	15,200,000	Colombia Government International Bond, 5.63%, due 02/26/44	16,013,200
	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (b)	5,323,351

			22,069,360

		Total Colombia	70,402,971

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Congo Republic (Brazzaville) — 1.7%
	Foreign Government Obligations
82,295,945	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	68,305,634

	Costa Rica — 1.2%
	Foreign Government Agency — 0.1%
5,500,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	4,482,500

	Foreign Government Obligations — 1.1%
44,931,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	43,470,742

	Total Costa Rica	47,953,242

	Dominican Republic — 1.8%
	Asset-Backed Securities — 0.5%
21,402,597	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	22,847,063

	Foreign Government Agency — 0.1%
3,116,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	3,182,760

	Foreign Government Obligations — 1.2%
15,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	17,734,546
29,811,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	29,665,373

		47,399,919

	Total Dominican Republic	73,429,742

	Ecuador — 1.6%
	Foreign Government Obligations
16,700,000	Ecuador Government International Bond, Reg S, 9.63%, due 06/02/27	16,400,152
31,400,000	Ecuador Government International Bond, 144A, 8.88%, due 10/23/27	29,513,645
20,100,000	Ecuador Government International Bond, 144A, 7.88%, due 01/23/28	17,697,145

	Total Ecuador	63,610,942

	Egypt — 1.0%
	Foreign Government Obligations
1,400,000	Egypt Government International Bond, Reg S, 8.50%, due 01/31/47	1,484,000
39,000,000	Egypt Government International Bond, 144A, 7.90%, due 02/21/48	39,195,000

	Total Egypt	40,679,000

	El Salvador — 0.6%
	Foreign Government Obligations
24,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	24,092,937

Par Value†		Description	Value ($)
		Ethiopia — 0.1%
		Foreign Government Obligations
	4,190,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	4,121,912

		Gabon — 0.4%
		Foreign Government Obligations
	15,300,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	14,649,750

		Ghana — 1.0%
		Foreign Government Agency — 0.4%
	14,700,626	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	16,464,702

		Foreign Government Obligations — 0.6%
	17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30 (d)	21,939,910

		Total Ghana	38,404,612

		Greece — 0.1%
		Foreign Government Obligations
EUR	5,800,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.00%, due 02/24/36	5,746,495

		Grenada — 0.2%
		Foreign Government Obligations
	7,628,288	Grenada Government International Bond, Reg S, Step Up, 7.00%, due 05/12/30	7,094,308

		Guatemala — 0.5%
		Foreign Government Obligations
	16,195,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	21,385,497

		Honduras — 0.3%
		Foreign Government Obligations
	5,516,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	5,888,330
	6,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	6,692,090

		Total Honduras	12,580,420

		Hungary — 0.4%
		Foreign Government Obligations
	12,084,000	Hungary Government International Bond, 7.63%, due 03/29/41	16,766,550

		Indonesia — 3.4%
		Foreign Government Agency — 0.5%
	14,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	15,534,000
	6,100,000	Perusahaan Listrik Negara PT, 144A, 6.15%, due 05/21/48	6,305,875

			21,839,875

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†		Description	Value ($)
		Indonesia — continued
		Foreign Government Obligations — 2.9%
	30,000,000	Indonesia Government International Bond, 4.35%, due 01/11/48	27,562,500
	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	50,685,789
	35,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	36,540,325

			114,788,614

		Total Indonesia	136,628,489

		Iraq — 0.4%
		Foreign Government Obligations
	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	14,137,500

		Israel — 1.3%
		Foreign Government Agency
JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32 (c)	25,796,295
	7,243,000	Israel Electric Corp., Ltd., Reg S, 7.88%, due 12/15/26	8,818,353
	12,798,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	16,635,787

		Total Israel	51,250,435

		Ivory Coast — 0.9%
		Foreign Government Obligations
EUR	19,500,000	Ivory Coast Government International Bond, 144A, 6.63%, due 03/22/48	22,454,539
	15,401,610	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	14,439,009

		Total Ivory Coast	36,893,548

		Jamaica — 0.6%
		Foreign Government Agency — 0.1%
	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	4,818,800

		Foreign Government Obligations — 0.5%
	16,875,000	Jamaica Government International Bond, 7.88%, due 07/28/45	19,005,469

		Total Jamaica	23,824,269

		Jordan — 0.5%
		Foreign Government Obligations
	8,500,000	Jordan Government International Bond, 144A, 7.38%, due 10/10/47	8,117,500
	6,500,000	Jordan Government International Bond, Reg. S, 7.38%, due 10/10/47	6,207,500
	6,887,000	Jordan Government International Bond, Reg S, 5.75%, due 01/31/27	6,508,215

		Total Jordan	20,833,215

Par Value†		Description	Value ($)
		Kazakhstan — 1.2%
		Foreign Government Agency — 0.4%
	14,700,000	KazMunayGas National Co JSC, 144A, 6.38%, due 10/24/48	14,994,000

		Foreign Government Obligations — 0.8%
	28,499,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	33,985,057

		Total Kazakhstan	48,979,057

		Kenya — 0.3%
		Foreign Government Obligations
	7,300,000	Kenya Government International Bond, 144A, 8.25%, due 02/28/48	7,245,250
	4,300,000	Kenya Government International Bond, Reg. S, 8.25%, due 02/28/48	4,267,750

		Total Kenya	11,513,000

		Macedonia — 0.5%
		Foreign Government Obligations
EUR	7,300,000	Macedonia Government International Bond, 144A, 2.75%, due 01/18/25	8,342,052
EUR	9,039,000	Macedonia Government International Bond, Reg S, 5.63%, due 07/26/23	12,018,274

		Total Macedonia	20,360,326

		Mexico — 8.5%
		Foreign Government Agency — 3.3%
	4,000,000	Petroleos Mexicanos, 6.38%, due 01/23/45	3,644,000
	76,087,000	Petroleos Mexicanos, 6.75%, due 09/21/47	71,708,193
	51,451,000	Petroleos Mexicanos, 144A, 6.35%, due 02/12/48	46,557,496
	13,800,000	Petroleos Mexicanos, Reg. S, 6.35%, due 02/12/48	12,487,482

			134,397,171

		Foreign Government Obligations — 5.2%
GBP	49,396,000	United Mexican States, 5.63%, due 03/19/14	67,746,170
	144,478,000	United Mexican States, 5.75%, due 10/12/2110	139,060,075

			206,806,245

		Total Mexico	341,203,416

		Morocco — 0.6%
		Foreign Government Agency
	20,800,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	22,386,000

		Mozambique — 0.1%
		Foreign Government Obligations
	4,744,000	Mozambique International Bond, Reg S, 10.50%, due 01/18/23 (d) (e)	3,896,010

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Nigeria — 0.4%
	Foreign Government Obligations
7,200,000	Nigeria Government International Bond, 144A, 7.70%, due 02/23/38	7,200,000
10,750,000	Nigeria Government International Bond, 144A, 7.63%, due 11/28/47	10,561,875

	Total Nigeria	17,761,875

	Oman — 0.5%
	Foreign Government Obligations
21,700,000	Oman Government International Bond, 144A, 6.75%, due 01/17/48	20,642,125

	Pakistan — 1.3%
	Foreign Government Obligations
14,100,000	Islamic Republic of Pakistan, 144A, 6.88%, due 12/05/27	13,007,250
41,062,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	37,777,040

	Total Pakistan	50,784,290

	Panama — 0.6%
	Foreign Government Agency — 0.2%
7,300,000	Aeropuerto Internacional de Tocumen SA, 144A, 6.00%, due 11/18/48	7,313,979

	Foreign Government Obligations — 0.4%
7,851,000	Panama Government International Bond, 8.13%, due 04/28/34	10,687,174
6,252,000	Panama Government International Bond, 4.30%, due 04/29/53	5,869,065

		16,556,239

	Total Panama	23,870,218

	Paraguay — 0.2%
	Foreign Government Obligations
8,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	8,250,000

	Peru — 1.5%
	Foreign Government Agency — 0.9%
14,304,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	12,112,913
25,895,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	25,182,888

		37,295,801

	Foreign Government Obligations — 0.6%
5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (b)	4,950,000
14,295,000	Republic of Peru, 5.63%, due 11/18/50	16,564,331

		21,514,331

	Total Peru	58,810,132

Par Value†		Description	Value ($)
		Philippines — 2.7%
		Foreign Government Agency
	9,000,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	16,546,322
	23,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	30,006,672
	42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	60,953,531

		Total Philippines	107,506,525

		Qatar — 0.3%
		Foreign Government Obligations
	11,000,000	Qatar Government International Bond, 144A, 5.10%, due 04/23/48 (d)	10,945,000

		Romania — 0.2%
		Foreign Government Obligations
EUR	5,180,000	Romanian Government International Bond, Reg S, 3.88%, due 10/29/35	6,252,492

		Russia — 4.4%
		Foreign Government Agency — 2.0%
	13,575,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	13,252,594
	41,067,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34 (d)	51,333,750
	15,700,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	15,503,750

			80,090,094

		Foreign Government Obligations — 2.4%
	31,000,000	Russian Foreign Bond, 144A, 5.25%, due 06/23/47	29,450,000
	69,400,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	65,930,000

			95,380,000

		Total Russia	175,470,094

		Rwanda — 0.1%
		Foreign Government Obligations
	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,528,152

		Saudi Arabia — 0.6%
		Foreign Government Obligations
	26,000,000	Saudi Government International Bond, 144A, 5.00%, due 04/17/49	25,122,500

		Senegal — 0.2%
		Foreign Government Obligations
	7,300,000	Senegal Government International Bond, 144A, 6.75%, due 03/13/48	6,570,000

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†		Description	Value ($)
		South Africa — 1.7%
		Foreign Government Agency — 0.6%
ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,903,630
	21,975,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	22,057,406
ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,477,931

			26,438,967

		Foreign Government Obligations — 1.1%
	24,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	23,465,000
	19,900,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	20,248,250

			43,713,250

		Total South Africa	70,152,217

		Sri Lanka — 1.4%
		Foreign Government Obligations
	11,000,000	Sri Lanka Government International Bond, 144A, 6.75%, due 04/18/28	10,862,500
	5,700,000	Sri Lanka Government International Bond, Reg S, 6.13%, due 06/03/25	5,514,750
	17,000,000	Sri Lanka Government International Bond, Reg S, 6.85%, due 11/03/25	17,042,500
	14,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	14,226,450
	7,144,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	6,831,450

		Total Sri Lanka	54,477,650

		Suriname — 0.4%
		Foreign Government Obligations
	16,178,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26	15,688,535

		Trinidad And Tobago — 0.3%
		Foreign Government Agency
	6,736,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	6,921,240
	7,292,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	7,200,850

		Total Trinidad And Tobago	14,122,090

		Tunisia — 1.8%
		Foreign Government Agency
JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	54,652,755
JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	18,155,077

		Total Tunisia	72,807,832

Par Value†	Description	Value ($)
	Turkey — 4.6%
	Foreign Government Agency — 0.3%
3,600,000	Export Credit Bank of Turkey, 144A, 6.13%, due 05/03/24	3,420,000
12,200,000	Turkiye Vakiflar Bankasi TAO, 144A, 5.75%, due 01/30/23	11,163,000

		14,583,000

	Foreign Government Obligations — 4.3%
30,744,000	Republic of Turkey, 6.75%, due 05/30/40	28,899,360
83,302,000	Republic of Turkey, 6.00%, due 01/14/41	72,472,740
84,513,000	Republic of Turkey, 5.75%, due 05/11/47	69,934,507

		171,306,607

	Total Turkey	185,889,607

	Ukraine — 2.2%
	Foreign Government Agency — 0.3%
8,189,000	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	8,434,670
3,700,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	3,824,875

		12,259,545

	Foreign Government Obligations — 1.9%
33,100,000	Ukraine Government International Bond, 144A, 7.38%, due 09/25/32	30,534,750
6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	6,199,570
6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/22	6,131,856
6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	6,642,619
8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	8,585,000
6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	6,502,688
6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	5,906,144
6,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	6,714,447

		77,217,074

	Total Ukraine	89,476,619

	United States — 10.0%
	Asset-Backed Securities — 0.5%
4,208,005	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + .24%, 2.16%, due 12/15/35 ◆	3,667,249
2,251,044	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + .24%, 2.16%, due 12/15/35 ◆	2,187,101

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
2,874,637	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + .20%, 2.12%, due 05/15/36 ◆	2,700,287
10,347,231	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.11%, due 11/25/36 ◆	5,199,690
10,485,194	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + .22%, 2.18%, due 11/25/36 ◆	5,305,099
5,680,526	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + .36%, 2.32%, due 04/25/37 ◆	3,128,420

		22,187,846

	Corporate Debt — 0.1%
385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/20	518,365
1,852,790	AMBAC LSNI LLC, 144A, Variable Rate, 3 mo. LIBOR + 5.00%, 6.81%, due 02/12/23	1,880,582

		2,398,947

	U.S. Government — 9.4%
77,175,700	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (f)	75,936,911
47,000,000	U.S. Treasury Note, 1.38%, due 09/30/18	46,899,025
45,000,000	U.S. Treasury Note, 3 mo. USD LIBOR + 0.05%, 1.25%, due 11/30/18 (g)	44,810,156
60,000,000	U.S. Treasury Note, 1.25%, due 01/31/19	59,629,687
100,000,000	U.S. Treasury Note, USBM + 0.00%, 1.90%, due 01/31/20	99,970,442
51,500,000	U.S. Treasury Note, USBM + 0.03%, 1.94%, due 04/30/20	51,501,404

		378,747,625

	Total United States	403,334,418

	Uruguay — 1.5%
	Foreign Government Obligations
52,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	51,761,092
9,500,000	Uruguay Government International Bond, 4.98%, due 04/20/55	9,155,625

	Total Uruguay	60,916,717

	Venezuela — 4.2%
	Foreign Government Agency — 2.0%
111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (e)	28,980,900
176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (e)	39,828,800
61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (e)	13,893,001

		82,702,701

Par Value†		Description	Value ($)
		Venezuela — continued
		Foreign Government Obligations — 2.2%
	7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (e)	2,135,000
	19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (d) (e)	5,422,980
	55,350,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (e)	14,944,500
	172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (e)	49,375,600
	51,500,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (e)	15,359,875

			87,237,955

		Total Venezuela	169,940,656

		Vietnam — 0.6%
		Foreign Government Agency — 0.4%
	25,105,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	17,200,314

		Foreign Government Obligations — 0.2%
	6,428,000	Socialist Republic of Vietnam, Series 30 Yr., 6 Mo. LIBOR + .81%, 3.13%, due 03/13/28 (c)	5,528,080

		Total Vietnam	22,728,394

		Zambia — 0.2%
		Foreign Government Obligations
	7,700,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	7,084,000

		TOTAL DEBT OBLIGATIONS (COST $3,529,570,647)	3,418,333,727

		LOAN ASSIGNMENTS — 0.0%

		Indonesia — 0.0%
	544,093	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + 0.75%, 1.25%, due 12/16/19 (c)	504,048
EUR	616,709	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21 (c)	580,376

		TOTAL LOAN ASSIGNMENTS (COST $1,260,488)	1,084,424

		LOAN PARTICIPATIONS — 1.4%

		Angola — 0.8%
	20,850,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/13/23 (c)	19,244,550
	14,961,750	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/20/23 (c)	13,809,695

		Total Angola	33,054,245

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares / Par Value†		Description	Value ($)
		Egypt — 0.0%
CHF	77,747	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (b)	71,684

		Indonesia — 0.1%
	2,346,716	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.33%, due 09/29/19 (c)	2,173,998
	299,626	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 2.41%, due 10/14/19 (c)	277,574

		Total Indonesia	2,451,572

		Iraq — 0.5%
EUR	1,119,029	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (b)	961,190
JPY	2,898,045,722	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	17,531,155
JPY	378,662,743	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	2,291,183
JPY	160,949,144	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	973,874

		Total Iraq	21,757,402

		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (e)	3

		TOTAL LOAN PARTICIPATIONS (COST $77,043,005)	57,334,906

		MUTUAL FUNDS — 2.4%

		United States — 2.4%
		Affiliated Issuers
	568,012	GMO Opportunistic Income Fund, Class VI	15,143,192
	3,251,005	GMO U.S. Treasury Fund	81,210,113

		TOTAL MUTUAL FUNDS (COST $93,156,925)	96,353,305

		RIGHTS/WARRANTS — 1.0%

		Argentina — 0.7%
EUR	335,089,675	Republic of Argentina GDP Linked, Expires 12/15/35 (f)	26,050,495
JPY	740,189,000	Republic of Argentina GDP Linked, Expires 12/15/35 (c) (f)	510,311

		Total Argentina	26,560,806

Shares / Par Value†	Description	Value ($)
	Nigeria — 0.0%
28,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20 (c)	1,726,667

	Ukraine — 0.2%
14,446,000	Government of Ukraine GDP Linked, Expires 05/31/40 (f)	10,039,970

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (b)	—

	Venezuela — 0.1%
1,080,062	Republic of Venezuela Oil Warrants, Expires 04/15/20 (c)	2,788,720

	TOTAL RIGHTS/WARRANTS (COST $55,515,265)	41,116,163

	SHORT-TERM INVESTMENTS — 9.4%

	Money Market Funds — 0.3%
10,899,039	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.67% (h)	10,899,039

	U.S. Government — 9.1%
63,500,000	U.S. Treasury Bill, 1.89%, due 08/30/18 (i)	63,201,550
26,500,000	U.S. Treasury Bill, 1.91%, due 09/27/18 (i)	26,335,616
9,000,000	U.S. Treasury Bill, 1.99%, due 10/25/18 (i)	8,928,369
18,000,000	U.S. Treasury Bill, 2.02%, due 11/08/18 (i)	17,841,000
27,000,000	U.S. Treasury Note, 1.38%, due 07/31/18	26,980,220
22,000,000	U.S. Treasury Note, 1.50%, due 08/31/18	21,975,140
200,000,000	U.S. Treasury Note, 1.50%, due 12/31/18	199,257,812

	Total U.S. Government	364,519,707

	TOTAL SHORT-TERM INVESTMENTS (COST $375,612,942)	375,418,746

	TOTAL INVESTMENTS — 99.3% (Cost $4,132,159,272)	3,989,641,271
	Other Assets and Liabilities (net) — 0.7%	28,285,381

	TOTAL NET ASSETS — 100.0%	$4,017,926,652

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/20/2018	JPM	EUR	80,027,600	USD	98,999,743	5,331,181
06/20/2018	MSCI	GBP	12,000,000	USD	16,829,520	864,915
06/18/2018	BCLY	USD	14,170,906	JPY	1,500,000,000	(369,644)

						$5,826,452

Reverse Repurchase Agreements(j)

Face Value		Description	Value ($)
USD	2,539,345	JP Morgan Securities, Inc., 1.00%, dated 05/15/18, (collateral: Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34), to be repurchased on demand at face value plus accrued interest.	(2,539,345)
USD	3,692,821	JP Morgan Securities, Inc., 1.40%, dated 05/09/18, (collateral: Zambia Government International Bond, Reg S, 8.97%, due 07/30/27), to be repurchased on demand at face value plus accrued interest.	(3,692,821)
USD	3,992,446	JP Morgan Securities, Inc., 1.40%, dated 05/14/18, (collateral: Zambia Government International Bond, Reg S, 8.97%, due 07/30/27), to be repurchased on demand at face plus accrued interest.	(3,992,446)
USD	6,238,718	JP Morgan Securities, Inc., 1.40%, dated 05/15/18, (collateral: Qatar Government International Bond, 144A, 5.10%, due 04/23/48), to be repurchased on demand at face value plus accrued interest.	(6,238,718)
USD	3,270,739	JP Morgan Securities, Inc., 0.75%, dated 04/10/18, (collateral: Mozambique International Bond, Reg S, 10.50%, due 01/18/23), to be repurchased on demand at face value plus accrued interest.	(3,270,739)
USD	9,042,856	JP Morgan Securities, Inc., 1.40%, dated 05/30/18, (collateral: Republic of Ghana, Reg S, 10.75%, due 10/14/30), to be repurchased on demand at face value plus accrued interest.	(9,042,856)
USD	2,046,441	JP Morgan Securities, Inc., 0.25%, dated 05/08/18, (collateral: Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19), to be repurchased on demand at face value plus accrued interest.	(2,046,441)
USD	280,021	JP Morgan Securities, Inc., 0.25%, dated 05/21/18, (collateral: Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19), to be repurchased on demand at face value plus accrued interest.	(280,021)

			$(31,103,387)

		Average balance outstanding	$(9,214,204)
		Average interest rate	(1.72)%
		Maximum balance outstanding	$(31,103,387)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums ($)	Value ($)
Put Sold	USD	24,000,000	03/10/2020	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(361,333)	(282,105)
Put Sold	USD	9,746,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(7,689)	22,552
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(444,375)	104,129
Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(947,472)	(957,190)
Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (b)	(669,268)	57,436
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (b)	(2,487,222)	(909,189)

					$(4,917,359)	$(1,964,367)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS29V1-5Y	USD	282,000,000	1.00%	0.10%	N/A	06/20/2023	Quarterly	7,670,400	9,161,052	1,490,652

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-2I65BZCG5	BCLY	USD	20,222,950	5.00%	1.22%	N/A	06/20/2019	Quarterly	(504,450)	(920,144)	(415,694)
Republic of Brazil	JPM	USD	50,000,000	1.00%	1.00%	N/A	06/20/2019	Quarterly	1,008,872	(77)	(1,008,949)
Republic of Croatia	JPM	USD	44,000,000	1.00%	0.17%	N/A	06/20/2019	Quarterly	3,659,820	(382,345)	(4,042,165)
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	1.63%	N/A	12/20/2020	Quarterly	7,730,397	969,482	(6,760,915)
Commonwealth of Bahamas	DB	EUR	66,982,145	1.00%	3.99%	N/A	06/20/2025	Quarterly	9,635,537	3,099,600	(6,535,937)
United States of Mexico	GS	USD	20,000,000	1.00%	2.20%	N/A	09/20/2031	Quarterly	2,640,655	2,300,750	(339,905)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	1.83%	61,270,000 USD	12/20/2020	Quarterly	(7,515,364)	(1,236,924)	6,278,440
Republic of Malaysia	JPM	USD	10,000,000	1.00%	0.80%	10,000,000 USD	12/20/2022	Quarterly	(826,278)	84,832	911,110
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	2.00%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(155,817)	485,646
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	2.00%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(311,678)	952,237
Republic of Croatia	JPM	USD	40,000,000	1.00%	1.00%	40,000,000 USD	06/20/2023	Quarterly	(6,395,816)	(116)	6,395,700
Republic of Malaysia	JPM	USD	20,000,000	1.00%	0.99%	20,000,000 USD	03/20/2024	Quarterly	(932,016)	11,429	943,445
Peoples Republic of China	JPM	USD	4,873,000	1.00%	0.70%	4,873,000 USD	06/20/2024	Quarterly	3,073	80,257	77,184
Peoples Republic of China	JPM	USD	60,000,000	1.00%	0.70%	60,000,000 USD	06/20/2024	Quarterly	(2,413,417)	988,180	3,401,597
Republic of Brazil	JPM	USD	27,250,000	1.00%	2.56%	27,250,000 USD	06/20/2024	Quarterly	(2,095,396)	(2,216,030)	(120,634)
Peoples Republic of China	GS	USD	25,000,000	1.00%	0.78%	25,000,000 USD	03/20/2025	Quarterly	(744,727)	335,232	1,079,959
Commonwealth of Bahamas	DB	USD	89,694,857	1.00%	4.26%	89,694,857 USD	06/20/2025	Quarterly	(10,800,222)	(3,880,043)	6,920,179
Indonesia	GS	USD	36,208,000	1.00%	1.60%	36,208,000 USD	06/20/2025	Quarterly	(3,153,880)	(1,321,631)	1,832,249
Indonesia	GS	USD	10,000,000	1.00%	1.60%	10,000,000 USD	06/20/2025	Quarterly	(961,768)	(365,011)	596,757
Peoples Republic of China	GS	USD	22,436,000	1.00%	0.80%	22,436,000 USD	06/20/2025	Quarterly	(590,310)	277,487	867,797
Republic of Brazil	BOA	USD	4,873,000	1.00%	2.85%	4,873,000 USD	12/20/2025	Quarterly	(726,704)	(559,029)	167,675
Russia	GS	USD	2,436,000	1.00%	1.76%	2,436,000 USD	12/20/2025	Quarterly	(238,041)	(120,208)	117,833
Russia	GS	USD	8,487,000	1.00%	1.86%	8,487,000 USD	12/20/2026	Quarterly	(1,059,663)	(520,312)	539,351
Republic of Brazil	JPM	USD	40,000,000	1.00%	3.19%	40,000,000 USD	03/20/2030	Quarterly	(5,674,358)	(7,279,962)	(1,605,604)

									$(21,859,434)	$(11,122,078)	$10,737,356

^	Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of May 31, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Cross-Currency Basis Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	JPM	EUR	122,436,000	09/11/2020	Quarterly	—	8,779,533	8,779,533

							$—	$8,779,533	$8,779,533

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	—	(2,600,666)	(2,600,666)
1.17%	3 Month USD LIBOR	JPM	GBP	53,411,000	03/10/2026	Quarterly	—	3,973,008	3,973,008
1.26%	3 Month USD LIBOR	JPM	EUR	1,462,000	09/04/2035	Annual	—	40,260	40,260

							$—	$1,412,602	$1,412,602

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(1.53)%	EUR EURIBOR	EUR	18,000,000	03/20/2048	Annual	—	(275,399)	(275,399)

						$—	$(275,399)	$(275,399)

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CJSC - Closed Joint-Stock Company

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

VRRB - Variable Rate Reduction Bond

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

◆	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Investment valued using significant unobservable inputs.

(d)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(e)	Security is in default.

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(g)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(h)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(i)	The rate shown represents yield-to-maturity.

(j)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 94.3%

	Asset-Backed Securities — 92.1%
	Auto Retail Subprime — 4.1%
13,720,000	AmeriCredit Automobile Receivables Trust, Series 14-2, Class E, 144A, 3.37%, due 11/08/21	13,762,717
1,524,850	CarFinance Capital Auto Trust, Series 14-1A, Class D, 144A, 4.90%, due 04/15/20	1,530,417
1,073,840	CarFinance Capital Auto Trust, Series 13-2A, Class E, 144A, 7.86%, due 10/15/20	1,073,885
4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	4,115,862
2,224,071	CPS Auto Receivables Trust, Series 14-A, Class C, 144A, 3.29%, due 02/18/20	2,225,543
3,879,430	CPS Auto Receivables Trust, Series 14-A, Class D, 144A, 5.11%, due 02/18/20	3,910,718
6,265,989	CPS Auto Receivables Trust, Series 14-B, Class D, 144A, 4.62%, due 05/15/20	6,316,272
1,049,647	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	1,066,543
2,250,000	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	2,276,166
2,601,053	Exeter Automobile Receivables Trust, Series 14-1A, Class D, 144A, 5.53%, due 02/16/21	2,622,701
5,377,425	Flagship Credit Auto Trust, Series 14-1, Class D, 144A, 4.83%, due 06/15/20	5,418,052
1,400,000	Flagship Credit Auto Trust, Series 14-1, Class E, 144A, 5.71%, due 08/16/21	1,412,672

	Total Auto Retail Subprime	45,731,548

	CMBS Collateralized Debt Obligations — 1.8%
8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,647,382
5,359,220	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + .39%, 2.73%, due 01/20/37 (a)	5,292,229
11,003,593	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.65%, due 03/21/46	9,733,792
1,472,695	Sorin Real Estate CDO IV Ltd., Series 06-4A, Class C, 144A, Variable Rate, 3 mo. LIBOR + .53%, 1.70%, due 10/28/46	1,467,295

	Total CMBS Collateralized Debt Obligations	20,140,698

	Collateralized Loan Obligations — 15.1%
2,349,875	ACIS CLO Ltd., Series 13-1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 4.01%, due 04/18/24	2,352,410
18,135,165	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 3.95%, due 05/01/27	18,151,577
37,489,650	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 3.91%, due 04/18/27	37,702,816

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
1,705,200	Atrium VIII, Series 8A, Class CR, 144A, Variable Rate, 3 mo. LIBOR+ 2.50%, 4.86%, due 10/23/24	1,710,641
4,261,000	Battalion CLO VI Ltd., Series 14-6A, Class BR, 144A, Variable Rate, 3 mo. LIBOR+ 2.50%, 4.85%, due 10/17/26	4,269,288
1,714,600	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, due 01/25/29	1,714,600
6,006,000	BlueMountain CLO Ltd., Series 14-3A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.10%, 4.45%, due 10/15/26	6,011,183
4,504,500	Carlyle Global Market Strategies CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.05%, 4.40%, due 10/16/25	4,506,950
2,985,150	Cent CLO, Series 12-16A, Class A2R, 144A, Variable Rate, 3 mo. LIBOR+ 2.25%, 4.61%, due 08/01/24	2,987,929
1,701,800	Cent CLO 18 Ltd., Series 13-18A, Class B1, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 3.91%, due 07/23/25	1,702,134
8,573,000	CIFC Funding Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.78%, 3.13%, due 04/15/27	8,560,466
3,001,600	CIFC Funding Ltd., Series 12-2RA, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 01/20/28	2,995,627
9,875,050	Crown Point CLO II Ltd., Series 13-2A, Class A3LR, 144A, Variable Rate, 3 mo. LIBOR + 1.75%, 4.10%, due 12/31/23	9,874,783
4,888,750	Dorchester Park CLO Ltd., Series 15-1A, Class E, 144A, Variable Rate, 3 mo. LIBOR + 5.25%, 7.61%, due 01/20/27	4,896,792
2,581,500	GoldenTree Loan Opportunities VII Ltd., Series 13-7A, Class E, 144A, Variable Rate, 3 mo. LIBOR + 4.70%, 7.06%, due 04/25/25	2,580,519
5,166,000	GoldenTree Loan Opportunities VII Ltd., Series 13-7A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.75%, 4.11%, due 04/25/25	5,172,411
4,263,000	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 5.34%, due 08/15/23	4,270,482
1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 4.71%, due 07/20/26	1,466,467
2,000,000	Madison Park Funding XX Ltd., Series 16-20A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 3.3%, 5.67%, due 04/27/27	2,004,648
1,292,250	Magnetite XVII Ltd., Series 16-17X, Class E, Reg. S, Variable Rate, 3 mo. LIBOR + 8.15%, 10.51%, due 04/20/28	1,299,951
4,307,500	Marathon CLO VIII Ltd., Series 15-8A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + 1.49%, 3.85%, due 07/18/27	4,312,376

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
13,689,000	Saratoga Investment CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 3.36%, 5.72%, due 10/20/25	13,767,370
1,309,093	Stratford CLO Ltd., Series 07-1A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 2.00%, 4.36%, due 11/01/21	1,309,524
6,388,000	Symphony CLO II Ltd., Series 06-2A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 3.82%, due 10/25/20	6,391,890
2,156,750	Symphony CLO VIII LP, Series 12-8A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 3.05%, 5.38%, due 01/09/23	2,160,874
1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR +1.90%, 4.26%, due 07/25/26	1,569,578
13,519,825	Zais CLO 1 Ltd., Series 14-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.4%, 3.75%, due 04/15/26	13,524,178

	Total Collateralized Loan Obligations	167,267,464

	Commercial Mortgage-Backed Securities — 12.8%
5,454,080	Core Industrial Trust, Series 15-TEXW, Class C, 144A, 3.73%, due 02/10/34	5,471,967
2,994,100	Core Industrial Trust, Series 15-TEXW, Class D, 144A, Variable Rate, 3.98%, due 02/10/34	3,001,738
5,151,600	Core Industrial Trust, Series 15-WEST, Class C, 144A, 3.49%, due 02/10/37	5,031,886
23,260,500	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.37%, due 02/10/37	22,795,083
2,769,853	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + .25%, 2.19%, due 04/15/37	2,645,656
1,271,701	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	1,253,548
11,025,000	GS Mortgage Securities Corp., Series 16-RENT, Class E, 144A, Variable Rate, 4.20%, due 02/10/29	10,870,556
10,459,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	8,368,136
4,264,000	GS Mortgage Securities Trust, Series 11-GC3, Class F, 144A, Variable Rate, 5.00%, due 03/10/44	3,655,220
16,659,820	GS Mortgage Securities Trust, Series 11-GC3, Class D, 144A, Variable Rate, 5.83%, due 03/10/44	17,014,158
15,187,775	Hyatt Hotel Portfolio Trust, Series 17-HYT2, Class G, 144A, Variable Rate, 1 mo. LIBOR + 4.15%, 6.07%, due 08/09/32	15,327,364
11,043,734	JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-CB13, Class AJ, Variable Rate, 5.77%, due 01/12/43	11,192,060

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
2,432,859	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CB9, Class F, 144A, Variable Rate, 5.47%, due 06/12/41	2,278,372
2,691,863	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-C3, Class H, 144A, Variable Rate, 6.01%, due 01/15/42	2,666,179
1,585,785	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class E, 144A, Variable Rate, 7.85%, due 07/15/33	1,686,427
8,543,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, 4.49%, due 08/10/50	8,317,132
8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 3.52%, due 03/23/45	8,238,618
3,434,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	3,323,677
8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35	7,957,822

	Total Commercial Mortgage-Backed Securities	141,095,599

	Residential Mortgage-Backed Securities — Other — 10.0%
1,396,751	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 2.24%, due 02/25/36	765,106
21,040,961	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + .36%, 2.32%, due 02/25/36	3,984,079
5,979,014	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	5,522,366
8,846,123	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	3,461,256
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,234,445
804,492	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .32%, 2.28%, due 02/25/37	754,027
5,608,590	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,307,204
8,028,108	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	8,025,506
3,107,924	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,875,205
2,468,569	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + .15%, 2.07%, due 06/15/37	2,254,626
753,644	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 2.46%, due 10/25/34	704,506

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities— Other — continued
2,114,330	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 6.80%, due 09/25/37	2,147,492
7,606,533	Home Equity Loan Trust, Series 05-HS1, Class AI4, STEP, 5.61%, due 09/25/35	4,472,574
31,759,289	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .26%, 2.22%, due 06/25/36	4,291,070
16,739,855	Home Loan Trust, Series 07-HI1, Class A4, STEP, 5.93%, due 03/25/37	10,375,523
4,387,587	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .32%, 2.28%, due 03/25/36	945,551
788,150	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.21%, due 02/26/34	743,565
14,449,459	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + .20%, 2.16%, due 03/25/36	1,256,388
8,242,267	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + .34%, 2.30%, due 03/25/36	716,476
21,974,792	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + .40%, 2.36%, due 03/25/36	1,909,985
2,105,441	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + .90%, 2.86%, due 08/25/35	2,327,635
8,962,136	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	8,806,846
1,582,662	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,582,953
2,836,264	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,877,514
6,132,279	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	5,685,175
11,136,570	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	6,088,694
1,472,125	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,292,179
2,666,288	PHH Mortgage Trust, Series 07-1SL, Class M2, 144A, STEP, 7.00%, due 12/25/27	2,930,923
19,899,169	Residential Funding Mortgage Securities II, Series 06-HI4, Class A4, STEP, 5.72%, due 09/25/36	15,836,901
1,687,978	SACO I Trust, Series 05-10, Class 2A1, Variable Rate, 1 mo. LIBOR + .52%, 2.48%, due 01/25/36	1,687,435

	Total Residential Mortgage-Backed Securities — Other	110,863,205

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — 2.7%
2,330,003	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 4.15%, due 08/25/35	2,275,592
1,943,436	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 3.52%, due 10/25/35	1,986,389
3,728,617	Chase Mortgage Finance Trust, Series 05-A1, Class 3A1, Variable Rate, 3.37%, due 12/25/35	3,572,323
3,680,042	Chase Mortgage Finance Trust, Series 07-A1, Class 11M1, Variable Rate, 3.73%, due 03/25/37	3,485,565
1,437,708	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 3.61%, due 08/25/35	1,442,942
3,255,136	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.74%, due 12/25/36	3,106,325
2,474,556	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.69%, due 03/25/37	2,397,316
3,881,553	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 3.85%, due 09/25/35	3,868,101
2,592,590	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 3.34%, due 09/25/35	2,636,860
2,036,615	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 2.07%, due 01/25/47	1,969,081
3,331,448	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 07-5, Class A6, 6.00%, due 06/25/37	3,318,156

	Total Residential Mortgage-Backed Securities — Prime	30,058,650

	Residential Mortgage-Backed Securities — Subprime — 1.0%
2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 2.18%, due 05/26/37	2,490,894
5,258,560	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.07%, due 04/25/31	6,755,818
1,844,004	Meritage Mortgage Loan Trust, Series 05-2, Class M2, Variable Rate, 1 mo. LIBOR + .75%, 2.71%, due 11/25/35	1,866,896

	Total Residential Mortgage-Backed Securities — Subprime	11,113,608

	Residential Mortgage-Backed Securities — Alt-A — 1.4%
2,374,978	Adjustable Rate Mortgage Trust, Series 05-1, Class 5M1, Variable Rate, 1 mo. LIBOR + 1.05%, 3.01%, due 05/25/35	2,378,606
2,617,755	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 2.66%, due 05/25/36	1,516,187

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Alt-A — continued
2,597,575	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + .70%, 2.66%, due 10/25/36	1,579,470
2,602,049	Bear Stearns ARM Trust, Series 07-1, Class 2A1, Variable Rate, 3.85%, due 02/25/47	2,578,281
7,638,789	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.50%, due 07/25/36	5,772,061
1,927,631	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	1,997,605

	Total Residential Mortgage-Backed Securities — Alt-A	15,822,210

	Small Balance Commercial Mortgages — 15.0%
687,447	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .84%, 2.80%, due 04/25/34	671,779
382,303	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 3.76%, due 04/25/34	380,211
666,191	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 4.81%, due 04/25/34	669,116
6,486,780	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 2.27%, due 08/25/35	6,160,104
3,431,675	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.35%, due 01/25/36	3,219,237
2,008,253	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .38%, 2.34%, due 04/25/36	1,890,900
2,652,798	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 2.19%, due 07/25/36	2,562,011
5,426,332	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .28%, 2.24%, due 07/25/36	5,256,671
7,813,591	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.21%, due 10/25/36	7,439,370
934,081	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .30%, 2.26%, due 10/25/36	891,428
2,852,721	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 2.20%, due 07/25/37	2,716,970
11,905,897	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .27%, 2.23%, due 07/25/37	11,710,008
6,339,161	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .32%, 2.28%, due 07/25/37	6,043,492

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
2,732,785	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + .85%, 2.81%, due 12/25/37	2,702,805
23,387,430	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.21%, due 12/25/37	23,366,992
21,947,599	GE Business Loan Trust, Series 06-1X, Class A, Variable Rate, 1 mo. LIBOR + .20%, 2.11%, due 05/15/34	21,154,573
2,514,171	GE Business Loan Trust, Series 06-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 1.41%, 2.10%, due 11/15/34	2,467,659
5,447,415	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .17%, 2.09%, due 04/16/35	5,324,364
4,415,541	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.92%, due 04/16/35	3,998,675
3,229,861	Lehman Brothers Small Balance Commercial, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 2.27%, due 04/25/31	3,225,550
7,540,867	Lehman Brothers Small Balance Commercial, Series 06-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 2.25%, due 09/25/36	7,464,278
2,976,215	Lehman Brothers Small Balance Commercial, Series 06-3A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 2.16%, due 12/25/36	2,955,878
4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.30%, due 06/25/37	4,060,145
5,206,300	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.21%, due 02/25/30	5,104,189
1,744,539	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.36%, due 09/25/30	1,732,239
2,002,843	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .52%, 2.48%, due 09/25/30	1,971,169
5,445,606	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + .53%, 2.49%, due 04/25/31	5,231,464
2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.96%, due 04/25/31	1,921,690
2,554,500	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.35%, due 09/25/36	2,447,991

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
2,563,200	Morgan Stanley Capital I Trust, Series 12-STAR, Class C, 144A, 3.85%, due 08/05/34	2,568,151
854,400	Morgan Stanley Capital I Trust, Series 12-STAR, Class D, 144A, 4.06%, due 08/05/34	856,483
2,055,303	Velocity Commercial Capital Loan Trust, Series 16-2, Class AFL, Variable Rate, 1 mo. LIBOR + 1.80%, 3.76%, due 10/25/46	2,073,302
9,503,550	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 2.87%, due 12/27/49	9,519,539
3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 3.24%, due 12/27/49	3,441,293
2,585,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 3.40%, due 12/27/49	2,579,845

	Total Small Balance Commercial Mortgages	165,779,571

	Student Loans — Federal Family Education Loan Program — 3.7%
10,231,368	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 3.12%, due 01/25/23	10,020,091
8,684,397	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + .19%, 2.55%, due 10/25/24	8,576,878
10,826,967	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + .70%, 3.06%, due 01/25/43	9,459,607
5,551,608	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 2.62%, due 03/28/35 (a)	5,218,511
6,861,564	KeyCorp Student Loan Trust, Series 04-A, Class 1A2, Variable Rate, 3 mo. LIBOR + 0.24%, 2.61%, due 10/27/42	6,724,149
1,255,232	South Carolina Student Loan Corp., Series 14-1, Class A1, Variable Rate, 1 mo. LIBOR + .75%, 2.66%, due 05/01/30	1,260,931

	Total Student Loans — Federal Family Education Loan Program	41,260,167

	Student Loans — Private — 23.8%
6,874,448	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .80%, 3.16%, due 07/25/34	6,526,817
2,469,250	Access Group, Inc., Series 03-A, Class A2, Variable Rate, 3 mo. USBM +1.20%, 3.12%, due 07/01/38	2,483,241
3,968,110	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.06%, due 07/25/29	3,910,081
2,070,658	KeyCorp Student Loan Trust, Series 99-B, Class CTFS, Variable Rate, 3 mo. LIBOR + 0.90%, 3.23%, due 11/25/36	2,072,315
6,063,317	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.73%, 3.02%, due 09/27/38	6,020,895

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — Private — continued
31,059,920	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + .48%, 2.77%, due 12/27/41	30,474,192
3,123,725	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 3.17%, due 04/28/42	3,026,133
5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 3.62%, due 07/28/42	4,096,885
2,558,433	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 2.42%, due 10/15/28	2,466,504
7,306,685	National Collegiate Commutation Trust, Series 07-3, Class A3L, 144A, Variable Rate, 1 mo. LIBOR + .84%, 2,94%, due 03/31/38	2,901,632
18,250,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate,, 5.16%, due 03/31/38 (a)	8,851,250
1,499,540	National Collegiate Student Loan Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .21%, 2.17%, due 11/25/27	1,493,406
2,025,199	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.25%, 2.21%, due 03/27/28	2,019,633
1,664,571	National Collegiate Student Loan Trust, Series 06-3, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.23%, due 03/26/29	1,639,639
3,990,693	National Collegiate Student Loan Trust, Series 05-2, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.23%, due 09/25/29	3,936,904
19,266,375	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 2.20%, due 07/25/30	18,927,514
8,685,000	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + .31%, 2.27%, due 05/25/32	7,876,638
12,960,000	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + .35%, 2.31%, due 03/25/33	12,020,421
12,763,500	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 2.33%, due 06/25/33	11,624,640
8,514,000	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 2.26%, due 10/25/33	7,428,453
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 5.50%, due 03/25/38 (a)	70,500
25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 5.16%, due 03/25/38 (a)	23,000
32,566,305	SLC Private Student Loan Trust, Series 06-A, Class C, Variable Rate, 3 mo. LIBOR + .45%, 2.80%, due 07/15/36	31,285,573
11,471,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 4.28%, due 06/15/32 (a)	11,468,706

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — Private — continued
3,509,557	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 3.72%, due 09/15/32	1,193,848
5,800,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 4.34%, due 09/15/32 (a)	5,800,000
9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + .43%, 2.55%, due 09/15/33	8,654,969
5,127,839	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .28%, 2.40%, due 12/15/38	4,967,716
34,680,944	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + .29%, 2.41%, due 06/15/39	34,047,542
11,931,000	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + .33%, 2.45%, due 06/15/39	11,678,880
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + .39%, 2.51%, due 12/15/39	2,087,021
11,813,262	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 3.46%, due 01/25/36	11,953,766

	Total Student Loans — Private	263,028,714

	Time Share — 0.7%
589,062	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	584,920
2,090,820	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	2,087,365
935,758	Diamond Resorts Owner Trust, Series 13-2, Class A, 144A, 2.27%, due 05/20/26	935,376
608,706	Diamond Resorts Owner Trust, Series 13-2, Class B, 144A, 2.62%, due 05/20/26	608,232
1,269,176	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, Variable Rate, 3.50%, due 05/20/30	1,263,904
220,248	Orange Lake Timeshare Trust, Series 12-AA, Class B, 144A, 4.87%, due 03/10/27	220,343
1,908,913	Westgate Resorts LLC, Series 17-1A, Class A, 144A, 3.05%, due 12/20/30	1,893,167

	Total Time Share	7,593,307

	Total Asset-Backed Securities	1,019,754,741

	U.S. Government — 0.5%
5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.94%, due 04/30/20	5,000,136

	U.S. Government Agency — 1.7%
95,586	Agency for International Development Floater (Support of Jamaica), Variable Rate, 3 mo. LIBOR + .30%, 2.62%, due 10/01/18 (b)	95,255

Par Value†	Description	Value ($)
	U.S. Government Agency — continued
6,912,500	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .02%, 2.47%, due 02/01/25 (b)	6,664,181
6,375,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 2.63%, due 10/29/26 (b)	6,128,350
3,877,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 2.47%, due 07/01/23 (b)	3,772,249
2,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - .31%, 2.03%, due 08/15/18	2,500,497

	Total U.S. Government Agency	19,160,532

	TOTAL DEBT OBLIGATIONS (COST $1,022,181,154)	1,043,915,409

	MUTUAL FUNDS — 2.6%

	United States — 2.6%
	Affiliated Issuers — 2.6%
1,139,751	GMO U.S. Treasury Fund	28,470,992

	TOTAL MUTUAL FUNDS (COST $28,468,589)	28,470,992

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 0.3%
3,153,771	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.67% (c)	3,153,771

	U.S. Government — 0.9%
3,000,000	U.S. Treasury Bill, 1.72%, due 07/05/18 (d) (e)	2,995,070
7,000,000	U.S. Treasury Bill, 2.02%, due 11/08/18 (d) (e)	6,938,167

	Total U.S. Government	9,933,237

	TOTAL SHORT-TERM INVESTMENTS (COST $13,086,895)	13,087,008

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Credit Default Swaps — Puts — 0.0%
CDX.NA.HYS.30.V1-5Y	BOA	105.00%	06/20/18	USD 21,285,000	Fixed Spread	Pay	45,569
CDX.NA.IGS.30.V1-5Y	MSCS	65.00%	06/20/18	USD 127,710,000	Fixed Spread	Pay	246,232

	Total Options on Credit Default Swaps — Puts						291,801

	TOTAL PURCHASED OPTIONS (COST $195,396)						291,801

	TOTAL INVESTMENTS — 98.1% (Cost $1,063,932,034)						1,085,765,210
	Other Assets and Liabilities (net) — 1.9%						21,124,673

	TOTAL NET ASSETS — 100.0%						$1,106,889,883

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/20/2018	BOA	EUR	722,305	USD	898,110	52,686
06/20/2018	MSCI	EUR	100,125	USD	118,500	1,308
06/20/2018	GS	USD	1,008,841	EUR	822,430	(46,226)

						$7,768

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
532	U.S. Treasury Note 2 Yr. (CBT)	September 2018	112,908,688	278,626
1,179	U.S. Treasury Note 5 Yr. (CBT)	September 2018	134,277,047	1,315,489
181	U.S. Treasury Ultra 10 Yr. (CBT)	September 2018	23,230,219	368,782

			$270,415,954	$1,962,897

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.HYS.30.V1-5Y	CITI	102.00%	06/20/18	USD	(53,212,500)	Fixed Spread	Pay	(30,623)
CDX.NA.IGS.29.V1-5Y	JPM	100.00%	06/20/18	USD	(128,010,000)	Fixed Spread	Pay	(6,307)
CDX.NA.IGS.29.V1-5Y	CSI	90.00%	06/20/18	USD	(85,390,000)	Fixed Spread	Pay	(9,045)

TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $529,443)								$(45,975)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.27.V1-5Y	USD 24,693,500	5.00%	0.50%	N/A	12/20/2021	Quarterly	(1,825,591)	(1,771,487)	54,104
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD 17,200,000	1.00%	0.10%	17,200,000 USD	06/20/2022	Quarterly	300,982	293,140	(7,842)

							$(1,524,609)	$(1,478,347)	$46,262

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.25.V1-5Y	BOA	USD	4,400,000	5.00%	0.02%	N/A	12/20/2020	Quarterly	369,771	(428,654)	(798,425)
CDX.NA.HYS.25.V1-5Y	JPM	USD	4,343,000	5.00%	0.87%	N/A	12/20/2020	Quarterly	(26,058)	(423,101)	(397,043)
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.003%	N/A	12/20/2020	Quarterly	710,844	(19,098)	(729,942)
CDX.NA.IGS.25.V1-5Y	CITI	USD	4,300,000	1.00%	0.003%	N/A	12/20/2020	Quarterly	548,249	(18,664)	(566,913)
CDX.NA.HYS.27.V2-5Y	GS	USD	8,580,000	5.00%	2.01%	N/A	12/20/2021	Quarterly	21,450	(775,333)	(796,783)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	2.01%	N/A	12/20/2021	Quarterly	(11,825)	(388,570)	(376,745)
D.R. HORTON INC	BCLY	USD	17,200,000	1.00%	0.01%	N/A	06/20/2022	Quarterly	(165,250)	(260,397)	(95,147)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	3,450,800	5.00%	0.04%	N/A	12/20/2022	Quarterly	(188,414)	(135,357)	53,057
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	0.04%	N/A	12/20/2022	Quarterly	(282,711)	(252,028)	30,683
Navient Corp.	BCLY	USD	2,576,400	5.00%	0.02%	N/A	12/20/2022	Quarterly	(208,665)	(263,795)	(55,130)
Navient Corp.	BCLY	USD	2,576,400	5.00%	0.02%	N/A	12/20/2022	Quarterly	(198,694)	(263,795)	(65,101)
Navient Corp.	BCLY	USD	3,435,200	5.00%	0.02%	N/A	12/20/2022	Quarterly	(264,646)	(351,727)	(87,081)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.01%	N/A	01/17/2047	Monthly	47,352	(97,829)	(145,181)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.01%	N/A	01/17/2047	Monthly	197,705	(362,171)	(559,876)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.01%	N/A	01/17/2047	Monthly	112,812	(95,550)	(208,362)
CMBX.NA.AS.7	MSCS	USD	13,270,000	1.00%	0.01%	N/A	01/17/2047	Monthly	205,782	(288,169)	(493,951)
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	0.02%	N/A	10/17/2057	Monthly	247,717	(4,899)	(252,616)
CMBX.NA.AS.8	CITI	USD	8,892,000	1.00%	0.01%	N/A	10/17/2057	Monthly	73,095	(160,288)	(233,383)
CMBX.NA.AS.8	MSCS	USD	3,384,000	1.00%	0.01%	N/A	10/17/2057	Monthly	140,432	(61,000)	(201,432)
CMBX.NA.BBB-8	GS	USD	8,650,000	3.00%	0.03%	N/A	10/17/2057	Monthly	1,299,082	1,081,133	(217,949)
CMBX.NA.AAA.9	GS	USD	874,200	0.50%	0.01%	N/A	09/17/2058	Monthly	48,015	(4,156)	(52,171)
CMBX.NA.AAA.9	DB	USD	4,292,500	0.50%	0.01%	N/A	09/17/2058	Monthly	(5,380)	(20,407)	(15,027)
CMBX.NA.AAA.9	DB	USD	21,462,500	0.50%	0.01%	N/A	09/17/2058	Monthly	(23,012)	(102,034)	(79,022)
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	0.03%	N/A	09/17/2058	Monthly	950,085	442,325	(507,760)
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	0.03%	N/A	09/17/2058	Monthly	346,611	176,930	(169,681)
CMBX.NA.BBB-.9	MSCS	USD	8,528,000	3.00%	0.03%	N/A	09/17/2058	Monthly	974,545	857,308	(117,237)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	0.03%	N/A	09/17/2058	Monthly	517,160	428,553	(88,607)
CMBX.NA.BBB-.10	GS	USD	2,551,200	3.00%	0.03%	N/A	11/17/2059	Monthly	236,632	228,162	(8,470)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

OTC Credit Default Swaps — continued

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS. 27.V2-5Y	GS	USD	12,870,000	5.00%	0.74%	12,870,000 USD	12/20/2021	Quarterly	1,657,013	1,826,064	169,051
CDX.NA.HYS. 27.V2-5Y	JPM	USD	8,600,000	5.00%	0.74%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	1,220,213	76,413
CDX.NA.HYS. 27.V3-5Y	BOA	USD	8,545,000	5.00%	0.01%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	1,212,410	(157,354)
CDX.NA.HYS. 29.V1-5Y	BOA	USD	5,115,600	5.00%	0.01%	5,115,600 USD	12/20/2022	Quarterly	742,274	730,432	(11,842)
CDX.NA.HYS. 29.V1-5Y	MSCS	USD	21,567,500	5.00%	0.01%	21,567,500 USD	12/20/2022	Quarterly	4,121,549	4,039,349	(82,200)
CDX.NA.HYS. 29.V1-5Y	BOA	USD	25,885,000	5.00%	0.01%	25,885,000 USD	12/20/2022	Quarterly	4,283,968	3,695,993	(587,975)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	10,233,600	5.00%	0.01%	10,233,600 USD	12/20/2022	Quarterly	1,547,320	1,461,205	(86,115)
CDX.NA.HYS.29.V1-5Y	JPM	USD	42,835,000	5.00%	0.01%	42,835,000 USD	12/20/2022	Quarterly	9,136,706	8,022,512	(1,114,194)

									$29,675,078	$20,645,567	$(9,029,511)

^	Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of May 31, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.27%	3 Month USD LIBOR	USD	10,495,000	03/10/2021	Semi-Annual	—	412,539	412,539
1.75%	3 Month USD LIBOR	USD	20,948,000	03/16/2021	Semi-Annual	6,500	558,063	551,563
2.10%	3 Month USD LIBOR	USD	8,447,000	11/24/2021	Semi-Annual	149,033	188,872	39,839
2.59%	3 Month USD LIBOR	USD	3,584,000	02/09/2022	Semi-Annual	462	23,808	23,346
2.06%	3 Month USD LIBOR	USD	11,981,000	11/10/2022	Semi-Annual	163,222	365,237	202,015
2.15%	3 Month USD LIBOR	USD	5,100,000	10/13/2024	Semi-Annual	—	199,526	199,526
2.00%	3 Month USD LIBOR	USD	19,668,000	04/16/2025	Semi-Annual	(91,173)	1,046,406	1,137,579
1.65%	3 Month USD LIBOR	USD	9,022,000	05/19/2026	Semi-Annual	252,588	789,126	536,538
2.88%	3 Month USD LIBOR	USD	7,356,000	06/04/2028	Semi-Annual	—	(3,930)	(3,930)

						$480,632	$3,579,647	$3,099,015

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counter- party	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	MSCS	USD	14,999,999	06/20/2018	At Maturity	—	(5,200)	(5,200)
Total Return on iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	MSCS	USD	10,000,000	06/20/2018	At Maturity	—	(9,526)	(9,526)
Total Return on iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	JPM	USD	40,000,000	06/20/2018	At Maturity	—	(467,039)	(467,039)

							$—	$(481,765)	$(481,765)

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

COFI - Cost of Funds Index

CMT - Constant Maturity Treasury

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

USGG - U.S. Generic Government

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 102.0%

	U.S. Government — 74.5%
81,400,000	U.S. Treasury Bill, 1.72%, due 07/05/18 (a)	81,266,233
50,000,000	U.S. Treasury Bill, 1.85%, due 08/09/18 (a)	49,822,828
100,000,000	U.S. Treasury Bill, 1.86%, due 08/16/18 (a)	99,608,917
272,000,000	U.S. Treasury Bill, 1.87%, due 08/23/18 (a)	270,834,358
85,000,000	U.S. Treasury Bill, 1.89%, due 08/30/18 (a)	84,600,500
101,000,000	U.S. Treasury Bill, 1.91%, due 09/06/18 (a)	100,483,685
13,473,000	U.S. Treasury Bill, 1.92%, due 09/13/18 (a)	13,398,951
100,000,000	U.S. Treasury Bill, 1.91%, due 09/27/18 (a)	99,379,681
90,000,000	U.S. Treasury Bill, 1.95%, due 10/04/18 (a)	89,398,828
10,000,000	U.S. Treasury Bill, 1.96%, due 10/11/18 (a)	9,929,142
45,000,000	U.S. Treasury Note, 1.50%, due 08/31/18	44,949,150
75,000,000	U.S. Treasury Note, 0.75%, due 09/30/18	74,686,522
50,000,000	U.S. Treasury Note, 0.75%, due 10/31/18	49,732,422
100,000,000	U.S. Treasury Note, 1.00%, due 11/30/18	99,457,031
70,000,000	U.S. Treasury Note, 1.25%, due 11/30/18	69,704,687
50,000,000	U.S. Treasury Note, 1.38%, due 11/30/18	49,818,359
17,000,000	U.S. Treasury Note, 1.13%, due 01/31/19	16,879,805
50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.95%, due 10/31/19	50,033,030
227,300,000	U.S. Treasury Note, Variable Rate, 1.90%, due 01/31/20	227,232,815
268,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.94%, due 04/30/20	268,007,306

	TOTAL U.S. GOVERNMENT (COST $1,849,786,648)	1,849,224,250

	U.S. Government Agency — 13.5%
50,000,000	Federal Home Loan Banks, 0.88%, due 10/01/18	49,813,150
25,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. LIBOR - .09%, 1.83%, due 01/14/19	25,001,009
100,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - .16%, 2.20%, due 01/28/19	100,155,196
25,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. LIBOR - .08%, 1.89%, due 04/26/19	25,002,193
55,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - .16%, 2.20%, due 02/07/20	55,033,985
80,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - .23%, 2.13%, due 05/04/20	79,928,933

	TOTAL U.S. GOVERNMENT AGENCY (COST $334,919,339)	334,934,466

	Repurchase Agreements — 14.0%
146,870,150	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 5/31/18, maturing on 6/1/18 with a maturity value of $146,880,860 and an effective yield of 2.625%, collateralized by a U.S. Treasury Note with maturity date 3/31/25 and a market value of $150,008,096.	146,870,150

Par Value† / Shares	Description	Value ($)
	Repurchase Agreements — continued
199,797,127	Mizuho Securities USA Inc. Repurchase Agreement, dated 5/31/18, maturing on 6/1/18 with a maturity value of $199,808,227 and an effective yield of 2.00%, collateralized by a U.S. Treasury Note with maturity date 11/15/21 and a market value of $203,999,674.	199,797,127

	TOTAL REPURCHASE AGREEMENTS (COST $346,667,277)	346,667,277

	TOTAL SHORT-TERM INVESTMENTS (COST $2,531,373,264)	2,530,825,993

	TOTAL INVESTMENTS — 102.0% (Cost $2,531,373,264)	2,530,825,993
	Other Assets and Liabilities (net) — (2.0%)	(48,967,877)

	TOTAL NET ASSETS — 100.0%	$2,481,858,116

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. As of May 31, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	876,597,600	39,470	(7,574,532)	(7,535,062)	1,161,131
Core Plus Bond Fund	1,092,336,358	6,441,038	(16,744,926)	(10,303,888)	6,227,149
Emerging Country Debt Fund	4,204,514,021	237,058,629	(451,931,379)	(214,872,750)	27,512,456
Opportunistic Income Fund	1,068,570,421	32,748,783	(15,553,994)	17,194,789	(3,911,866)
U.S. Treasury Fund	2,531,373,264	228,304	(775,575)	(547,271)	—

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2018 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$—	$115,011,626	$—	$—	$—	$—	$115,011,626

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$50,741,626	$—	$—	$—	$—	$(1,332,035)	$49,409,591
GMO Opportunistic Income Fund, Class VI	193,785,692	—	—	—	—	1,834,397	195,620,089
GMO U.S. Treasury Fund	18,513,042	107,550,000	79,490,000	81,854	(13,619)	26,064	46,585,487

Totals	$263,040,360	$107,550,000	$79,490,000	$81,854	$(13,619)	$528,426	$291,615,167

Emerging Country Debt Fund
GMO Opportunistic Income Fund, Class VI	$15,001,189	$—	$—	$—	$—	$142,003	$15,143,192
GMO U.S. Treasury Fund	81,177,603	—	—	360,215	—	32,510	81,210,113

Totals	$96,178,792	$—	$—	$360,215	$—	$174,513	$96,353,305

Opportunistic Income Fund
GMO U.S. Treasury Fund	$58,387,949	$26,870,000	$56,790,000	$217,815	$(22,743)	$25,786	$28,470,992

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2018 through May 31, 2018. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2019.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a specific relevant pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2018, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2018. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when that a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2018 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Single source; No alternative pricing source was available
Asset Allocation Bond Fund	—		—
Core Plus Bond Fund	< 1%		2%
Emerging Country Debt Fund	1%	†	3%
Opportunistic Income Fund	2%	‡	10%
U.S. Treasury Fund	—		—

†	Includes the Republic of Albania Par Bond, due 08/31/25 which represents 0.9% of the Fund’s total net assets and is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 08/15/25.
‡	Consists of four U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor) or as described in the footnotes to the Securities and derivatives table above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2018.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$35,029,743	$703,830,792	$—	$738,860,535
U.S. Government Agency	15,008,796	—	—	15,008,796

TOTAL DEBT OBLIGATIONS	50,038,539	703,830,792	—	753,869,331

Mutual Funds	115,011,626	—	—	115,011,626
Short-Term Investments	181,581	—	—	181,581

Total Investments	165,231,746	703,830,792	—	869,062,538

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,003,420	—	3,003,420
Swap Contracts
Interest Rate Risk	—	3,573,632	—	3,573,632

Total	$165,231,746	$710,407,844	$—	$875,639,590

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,906,285)	$—	$(1,906,285)
Swap Contracts
Interest Rate Risk	—	(3,492,839)	—	(3,492,839)

Total	$—	$(5,399,124)	$—	$(5,399,124)

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$22,448,903	$—	$22,448,903
U.S. Government	336,283,460	—	—	336,283,460
U.S. Government Agency	—	138,445,656	—	138,445,656

TOTAL DEBT OBLIGATIONS	336,283,460	160,894,559	—	497,178,019

Mutual Funds	429,845,148	—	—	429,845,148
Short-Term Investments	1,828,680	153,180,623	—	155,009,303

Total Investments	767,957,288	314,075,182	—	1,082,032,470

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	7,410,255	—	7,410,255
Futures Contracts
Interest Rate Risk	2,388,421	—	—	2,388,421
Swap Contracts
Interest Rate Risk	—	5,843,615	—	5,843,615

Total	$770,345,709	$327,329,052	$—	$1,097,674,761

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,507,259)	$—	$(3,507,259)
Swap Contracts
Interest Rate Risk	—	(5,921,224)	—	(5,921,224)

Total	$—	$(9,428,483)	$—	$(9,428,483)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$45,034,909	$—	$45,034,909
Corporate Debt	—	5,580,447	26,381,218	31,961,665
Foreign Government Agency	—	784,322,436	132,082,162	916,404,598
Foreign Government Obligations	—	1,922,403,519	123,781,411	2,046,184,930
U.S. Government	302,810,714	75,936,911	—	378,747,625

TOTAL DEBT OBLIGATIONS	302,810,714	2,833,278,222	282,244,791	3,418,333,727

Loan Assignments	—	—	1,084,424	1,084,424
Loan Participations	—	—	57,334,906	57,334,906
Mutual Funds	96,353,305	—	—	96,353,305
Rights/Warrants	—	36,090,465	5,025,698	41,116,163
Short-Term Investments	375,418,746	—	—	375,418,746

Total Investments	774,582,765	2,869,368,687	345,689,819	3,989,641,271

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,196,096	—	6,196,096
Options
Credit Risk	—	—	184,117	184,117
Swap Contracts
Credit Risk	—	17,308,301	—	17,308,301
Interest Rate Risk	—	12,792,801	—	12,792,801

Total	$774,582,765	$2,905,665,885	$345,873,936	$4,026,122,586

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(369,644)	$—	$(369,644)
Options
Credit Risk	—	—	(2,148,484)	(2,148,484)
Swap Contracts
Credit Risk	—	(19,269,327)	—	(19,269,327)
Interest Rate Risk	—	(2,876,065)	—	(2,876,065)

Total	$—	$(22,515,036)	$(2,148,484)	$(24,663,520)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$983,030,545	$36,724,196	$1,019,754,741
U.S. Government	5,000,136	—	—	5,000,136
U.S. Government Agency	2,500,497	—	16,660,035	19,160,532

TOTAL DEBT OBLIGATIONS	7,500,633	983,030,545	53,384,231	1,043,915,409

Mutual Funds	28,470,992	—	—	28,470,992
Short-Term Investments	13,087,008	—	—	13,087,008
Purchased Options	—	291,801	—	291,801

Total Investments	49,058,633	983,322,346	53,384,231	1,085,765,210

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	53,994	—	53,994
Futures Contracts
Interest Rate Risk	1,962,897	—	—	1,962,897
Swap Contracts
Credit Risk	—	25,715,729	—	25,715,729
Interest Rate Risk	—	3,583,577	—	3,583,577

Total	$51,021,530	$1,012,675,646	$53,384,231	$1,117,081,407

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(46,226)	$—	$(46,226)
Written Options
Credit Risk	—	(45,975)	—	(45,975)
Swap Contracts
Credit Risk	—	(6,548,509)	—	(6,548,509)
Interest Rate Risk	—	(485,695)	—	(485,695)

Total	$—	$(7,126,405)	$—	$(7,126,405)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	2,184,158,716	346,667,277	—	2,530,825,993

Total Investments	2,184,158,716	346,667,277	—	2,530,825,993

Total	$2,184,158,716	$346,667,277	$—	$2,530,825,993

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^	The tables above are based on market values or unrealized appreciation/(depreciation), in the case of forward currency contracts, rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and rights/warrants, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended May 31, 2018, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of May 31, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2018
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$26,126,080	$—	$—	$(354)	$—	$255,492	$—	$—	$26,381,218	$255,492
Foreign Government Agency	134,381,263	—	—	395,864	—	(2,694,965)	—	—	132,082,162	(2,694,965)
Foreign Government Obligations	123,199,974	—	—	713,287	—	(131,850)	—	—	123,781,411	(131,850)

Total Debt Obligations	283,707,317	—	—	1,108,797	—	(2,571,323)	—	—	282,244,791	(2,571,323)

Loan Assignments	1,110,398	—	—	3,505	—	(29,479)	—	—	1,084,424	(29,479)
Loan Participations	59,670,207	—	(882,114)	282,207	—	(1,735,394)	—	—	57,334,906	(1,735,394)
Rights/Warrants	6,474,227	—	—	—	—	(1,448,529)	—	—	5,025,698	(1,448,529)

Total Investments	350,962,149	—	(882,114)	1,394,509	—	(5,784,725)	—	—	345,689,819	(5,784,725)

Derivatives
Options	(912,233)	—	(70,000)	—	1,308,532	(2,290,666)	—	—	(1,964,367)	(831,593)

Total	$350,049,916	$—	$(952,114)#	$1,394,509	$1,308,532	$(8,075,391)	$—	$—	$343,725,452	$(6,616,318)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$37,555,550	$—	$(857,900)	$46,414	$—	$(19,868)	$—	$—	$36,724,196	$(19,868)
U.S. Government Agency	17,123,540	—	(472,389)	1,335	—	7,549	—	—	16,660,035	7,549

Total	$54,679,090	$—	$(1,330,289)##	$47,749	$—	$(12,319)	$—	$—	$53,384,231	$(12,319)

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
#	Includes $882,114 of proceeds received from principal paydowns.
##	Includes $1,330,289 of proceeds received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of May 31, 2018 were as follows:

Fund Name	Level 3 securities and derivatives
Asset Allocation Bond Fund	—
Core Plus Bond Fund	1%
Emerging Country Debt Fund	9%
Opportunistic Income Fund	5%
U.S. Treasury Fund	—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of May 31, 2018, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	$31,103,387	$31,042,208

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X
Credit Risk	X	X	X	X	X
Currency Risk	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Fund of Funds Risk	X	X	X	X
Futures Contracts Risk		X		X
Illiquidity Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X	X
Leveraging Risk	X	X	X	X
Management and Operational Risk	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X
Market Risk – Equities	X			X
Market Risk – Fixed Income	X	X	X	X	X
Non-Diversified Funds	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Small Company Risk	X	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. The Securities and Exchange Commission has proposed a rule under the Investment Company Act of 1940, as amended (the “1940 Act”), regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country, or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and poorer performance than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts may not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is considerable uncertainty about the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the performance of payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The issuance of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, continued economic recovery, the U.S. Federal Reserve’s conclusion of its quantitative easing program, and recent increases in interest rates increase the likelihood that interest rates will continue to rise in the near future. To the extent the U.S. Federal Reserve continues to raise interest rates, there is a risk that rates across the financial system may rise, which could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. All of the Funds (except U.S. Treasury Fund) are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experience managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds (other than Emerging Country Debt Fund and U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Opportunistic Income Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2018, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X
Adjust exposure to foreign currencies	X	X	X
Futures contracts
Adjust interest rate exposure		X		X
Maintain the diversity and liquidity of the portfolio		X		X

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	Opportunistic Income Fund
Options (Purchased)
Adjust interest rate exposure				X
Achieve exposure to a reference entity’s credit				X
Provide a measure of protection against default loss				X
Options (Written)
Achieve exposure to a reference entity’s credit				X
Adjust interest rate exposure				X
Provide a measure of protection against default loss				X
Options (Credit linked)
Achieve exposure to a reference entity’s credit			X
Swap contracts
Achieve exposure to a reference entity’s credit			X	X
Adjust interest rate exposure	X	X	X	X
Provide a measure of protection against default loss			X	X
Provide exposure to the Fund’s benchmark		X
Adjust exposure to foreign currencies			X
Rights and/or warrants
Achieve exposure to a reference commodity/economic statistic			X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2018:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$3,003,420	$—	$—	$3,003,420
Swap Contracts, at value	—	—	—	3,573,632	—	3,573,632

Total	$—	$—	$3,003,420	$3,573,632	$—	$6,577,052

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,906,285)	$—	$—	$(1,906,285)
Swap Contracts, at value	—	—	—	(3,492,839)	—	(3,492,839)

Total	$—	$—	$(1,906,285)	$(3,492,839)	$—	$(5,399,124)

Core Plus Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$7,410,255	$—	$—	$7,410,255
Unrealized Appreciation on Futures Contracts	—	—	—	2,388,421	—	2,388,421
Swap Contracts, at value	—	—	—	5,843,615	—	5,843,615

Total	$—	$—	$7,410,255	$8,232,036	$—	$15,642,291

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(3,507,259)	$—	$—	$(3,507,259)
Swap Contracts, at value	—	—	—	(5,921,224)	—	(5,921,224)

Total	$—	$—	$(3,507,259)	$(5,921,224)	$—	$(9,428,483)

Emerging Country Debt Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$41,116,163	$41,116,163
Unrealized Appreciation on Forward Currency Contracts	—	—	6,196,096	—	—	6,196,096
Options, at value	184,117	—	—	—	—	184,117
Swap Contracts, at value	17,308,301	—	—	12,792,801	—	30,101,102

Total	$17,492,418	$—	$6,196,096	$12,792,801	$41,116,163	$77,597,478

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(369,644)	$—	$—	$(369,644)
Options, at value	(2,148,484)	—	—	—	—	(2,148,484)
Swap Contracts, at value	(19,269,327)	—	—	(2,876,065)	—	(22,145,392)

Total	$(21,417,811)	$—	$(369,644)	$(2,876,065)	$—	$(24,663,520)

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$291,801	$—	$—	$—	$—	$291,801
Unrealized Appreciation on Forward Currency Contracts	—	—	53,994	—	—	53,994
Unrealized Appreciation on Futures Contracts	—	—	—	1,962,897	—	1,962,897
Swap Contracts, at value	25,715,729	—	—	3,583,577	—	29,299,306

Total	$26,007,530	$—	$53,994	$5,546,474	$—	$31,607,998

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(46,226)	$—	$—	$(46,226)
Written Options, at value	(45,975)	—	—	—	—	(45,975)
Swap Contracts, at value	(6,548,509)	—	—	(485,695)	—	(7,034,204)

Total	$(6,594,484)	$—	$(46,226)	$(485,695)	$—	$(7,126,405)

Subsequent Events

Subsequent to May 31, 2018, GMO Asset Allocation Bond Fund received redemption requests in the amount of $347,486,026.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.2%

	Argentina — 1.0%
84,153	Adecoagro SA *	684,164

	Australia — 1.8%
466,755	Neometals Ltd	116,131
79,111	OZ Minerals Ltd	586,695
53,371	Quintis Ltd * (a)	—
51,220	Sandfire Resources NL	335,315
40,918	Tassal Group Ltd	126,958

	Total Australia	1,165,099

	Austria — 0.2%
16,269	Zumtobel Group AG	134,584

	Canada — 2.3%
40,663	Canadian Solar Inc *	675,413
216,271	Capstone Mining Corp *	180,142
13,462	Nutrien Ltd	681,198

	Total Canada	1,536,753

	China — 5.5%
2,890,000	Century Sunshine Group Holdings Ltd *	95,516
380,000	Chaowei Power Holdings Ltd	220,035
347,000	China High Speed Transmission Equipment Group Co Ltd	506,446
1,845,000	China Singyes Solar Technologies Holdings Ltd *	684,124
2,068,500	Guodian Technology & Environment Group Corp Ltd – Class H *	119,703
51,100	Sino Agro Food, Inc. *	19,980
290,000	Tianneng Power International Ltd	447,576
280,000	Wasion Group Holdings Ltd	163,533
556,000	Xinjiang Goldwind Science & Technology Co Ltd – Class H	886,116
140,914	Zhengzhou Yutong Bus Co Ltd – Class A	483,208

	Total China	3,626,237

	Denmark — 3.7%
37,492	Vestas Wind Systems A/S	2,456,548

	France — 8.2%
6,360	Albioma SA	148,372
48,507	Electricite de France SA	643,780
5,392	Nexans SA	241,030
10,984	Schneider Electric SE	949,511
39,203	STMicroelectronics NV	934,751
56,986	Suez	782,055
8,106	Valeo SA *	514,993
38,441	Veolia Environnement SA	872,106
4,537	Vilmorin & Cie SA	305,000

	Total France	5,391,598

	Germany — 4.7%
8,451	CENTROTEC Sustainable AG	139,703
21,782	CropEnergies AG	151,177
11,656	Energiekontor AG	203,862
9,982	K+S AG (Registered)	266,807

Shares	Description	Value ($)
	Germany — continued
12,878	Nordex SE *	156,805
1,541	OSRAM Licht AG	90,900
74,952	PNE Wind AG (Registered)	217,382
29,049	Senvion SA *	359,947
11,720	Siemens AG (Registered)	1,527,460

	Total Germany	3,114,043

	Israel — 1.2%
176,124	Israel Chemicals Ltd	815,370

	Italy — 2.3%
13,737	CNH Industrial NV	160,550
101,605	Enel SPA	558,403
18,362	Prysmian SPA	513,795
58,139	Terna Rete Elettrica Nazionale SPA	307,818

	Total Italy	1,540,566

	Japan — 9.6%
39,300	ADEKA Corp	705,949
3,100	Central Japan Railway Co	639,471
4,500	East Japan Railway Co	444,173
11,700	Ebara Corp	400,642
70,000	GS Yuasa Corp	330,418
65,400	Hitachi Zosen Corp	334,321
17,200	Kubota Corp	288,781
3,300	Kurita Water Industries Ltd	94,436
3,500	Odelic Co Ltd	151,246
4,700	Organo Corp	132,794
29,400	Osaki Electric Co Ltd	224,941
62,600	Panasonic Corp	848,824
31,400	Renesas Electronics Corp *	310,567
28,700	Sumitomo Forestry Co Ltd	437,046
27,900	Takuma Co Ltd	321,042
6,200	West Japan Railway Co	444,720
12,000	Yokogawa Electric Corp	218,151

	Total Japan	6,327,522

	Netherlands — 2.0%
19,359	Arcadis NV	392,034
17,563	SIF Holding NV	373,797
18,016	Signify NV	513,462

	Total Netherlands	1,279,293

	Norway — 6.9%
132,266	Austevoll Seafood ASA	1,584,695
8,339	Bakkafrost P/F	437,206
18,892	Grieg Seafood ASA	211,980
20,900	Marine Harvest ASA	418,144
24,735	Salmar ASA	1,078,439
19,573	Yara International ASA	807,950

	Total Norway	4,538,414

	Pakistan — 0.4%
373,000	Engro Fertilizers Ltd	240,106

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Philippines — 0.3%
1,671,600	Energy Development Corp *	168,040

	Poland — 1.7%
49,005	KGHM Polska Miedz SA	1,127,440

	Portugal — 1.2%
200,337	EDP – Energias de Portugal SA	783,547

	Russia — 5.5%
91,419	MMC Norilsk Nickel PJSC ADR	1,620,141
46,873	PhosAgro PJSC GDR (Registered)	622,310
124,517	Ros Agro Plc GDR (Registered)	1,388,594

	Total Russia	3,631,045

	South Korea — 1.0%
2,023	LG Chem Ltd	633,845

	Spain — 2.8%
1,723	Acciona SA	130,504
1,786	Construcciones y Auxiliar de Ferrocarriles SA	83,883
25,374	Endesa SA	559,823
109,907	Iberdrola SA	780,490
14,467	Red Electrica Corp SA	282,459

	Total Spain	1,837,159

	Switzerland — 0.5%
352	Gurit Holding AG	297,000

	Ukraine — 0.7%
32,403	Kernel Holding SA	458,370

	United Kingdom — 3.1%
36,491	Antofagasta Plc	510,965
15,891	Go-Ahead Group Plc	354,788
52,032	National Grid Plc	574,276
55,294	Polypipe Group Plc	283,305
142,445	Stagecoach Group Plc	283,283

	Total United Kingdom	2,006,617

	United States — 22.6%
3,300	AGCO Corp.	209,880
13,700	Albemarle Corp.	1,280,539
11,000	BorgWarner, Inc.	536,580
17,500	Darling Ingredients, Inc. *	328,825
2,700	Deere & Co.	403,677
7,800	Delphi Technologies Plc	390,780

Shares	Description	Value ($)
	United States — continued
11,500	Eaton Corp Plc	880,670
3,300	EnerSys	263,703
18,700	Exelon Corp.	773,993
24,500	First Solar, Inc. *	1,656,445
166,751	Freeport-McMoRan, Inc.	2,818,092
3,700	Mosaic Co. (The)	101,713
2,300	Owens Corning	145,406
28,300	PG&E Corp.	1,226,239
19,500	Renewable Energy Group, Inc. *	348,075
16,600	Shiloh Industries, Inc. *	172,308
60,200	SolarEdge Technologies, Inc. *	3,362,170

	Total United States	14,899,095

	TOTAL COMMON STOCKS (COST $58,233,962)	58,692,455

	PREFERRED STOCKS (b) — 5.2%

	Chile — 5.2%
65,500	Sociedad Quimica y Minera de Chile SA Sponsored ADR	3,414,515

	TOTAL PREFERRED STOCKS (COST $3,201,119)	3,414,515

	MUTUAL FUNDS — 5.1%

	United States — 5.1%
	Affiliated Issuers — 5.1%
136,285	GMO U.S. Treasury Fund	3,404,394

	TOTAL MUTUAL FUNDS (COST $3,403,527)	3,404,394

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Fund — 0.3%
189,157	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (c)	189,157

	TOTAL SHORT-TERM INVESTMENTS (COST $189,157)	189,157

	TOTAL INVESTMENTS — 99.8% (Cost $65,027,765)	65,700,521
	Other Assets and Liabilities (net) — 0.2%	111,731

	TOTAL NET ASSETS — 100.0%	$65,812,252

Notes to Schedule of Investments:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 70.4%

	Brazil — 2.5%
3,208,139	Banco BTG Pactual SA	16,756,987
2,835,457	JHSF Participacoes SA *	891,127
3,671,747	LPS Brasil Consultoria de Imoveis SA *	3,242,650
1,183,787	M Dias Branco SA	13,343,699
5,019,300	Rumo SA *	18,598,024

	Total Brazil	52,832,487

	China — 26.7%
31,542,300	Agricultural Bank of China Ltd – Class H	16,192,104
365,207	Alibaba Group Holding Ltd Sponsored ADR *	72,314,638
1,278,000	Anhui Conch Cement Co Ltd – Class H	7,803,655
25,400	Baidu Inc Sponsored ADR *	6,161,024
27,024,550	China Construction Bank Corp – Class H	27,200,755
8,030,700	China International Capital Corp Ltd – Class H	16,855,555
412,016	China Lodging Group Ltd Sponsored ADR	18,132,824
8,131,021	China Merchants Bank Co Ltd – Class H	33,226,534
3,549,616	Gree Electric Appliances Inc of Zhuhai – Class A	26,252,239
10,708,000	Greentown Service Group Co Ltd	11,002,232
4,254,700	Haitian International Holdings Ltd	12,074,759
1,764,343	Hangzhou Robam Appliances Co Ltd – Class A	9,763,338
1,740,245	Huayu Automotive Systems Co Ltd – Class A	6,932,186
33,446,000	Industrial & Commercial Bank of China Ltd – Class H	27,625,653
947,600	Inner Mongolia Yili Industrial Group Co Ltd – Class A *	4,578,466
535,338	Jiangsu Yanghe Brewery Joint-Stock Co Ltd – Class A	11,984,328
9,722,000	Kingdee International Software Group Co Ltd	10,599,654
104,794	Kweichow Moutai Co Ltd – Class A	12,251,832
2,691,138	Midea Group Co Ltd – Class A	22,207,718
1,608,761	Minth Group Ltd	7,361,926
161,600	New Oriental Education & Technology Group Inc Sponsored ADR	16,074,352
3,607,000	Ping An Insurance Group Co of China Ltd – Class H	35,138,652
168,400	TAL Education Group ADR *	7,150,264
2,408,200	Tencent Holdings Ltd	122,943,710
218,600	Weibo Corp Sponsored ADR *	22,277,526

	Total China	564,105,924

	Hong Kong — 4.0%
6,370,896	AIA Group Ltd	58,150,353
24,668,000	WH Group Ltd	25,272,944

	Total Hong Kong	83,423,297

	Hungary — 0.5%
319,808	OTP Bank Plc	11,460,577

	India — 16.7%
1,550,416	Action Construction Equipment Ltd	3,726,237
499,595	Amber Enterprises India Ltd * (a) (b)	7,969,631
555,538	Asian Granito India Ltd	3,493,596

Shares	Description	Value ($)
	India — continued
1,599,830	Axis Bank Ltd	12,872,780
588,896	Bombay Burmah Trading Co	14,078,391
997,041	CCL Products India Ltd	4,350,405
1,206,095	CMI Ltd (c)	4,648,736
339,751	Dixon Technologies India Ltd * (a) (b)	16,429,859
437,096	Dollar Industries Ltd	2,415,058
4,320,308	Edelweiss Financial Services Ltd	20,765,889
10,683,040	Gayatri Highways Ltd * (a) (c)	1,108,158
11,808,095	Gayatri Projects Ltd * (c)	32,514,448
2,670,410	HDFC Bank Ltd (d)	87,110,897
71,900	HDFC Bank Ltd ADR	7,651,598
20,814,127	Himachal Futuristic Communications Ltd *	7,908,482
2,935,828	ICICI Bank Ltd	12,467,146
300,397	IndusInd Bank Ltd	8,727,572
1,283,184	Kotak Mahindra Bank Ltd	25,038,046
1,915,280	Mahindra & Mahindra Financial Services Ltd	13,830,536
4,401,708	MEP Infrastructure Developers Ltd	5,183,323
1,850,095	Muthoot Finance Ltd	10,593,665
644,404	Navin Fluorine International Ltd	6,551,582
1,508,942	Sangam India Ltd	2,481,637
275,355	Shriram Transport Finance Co Ltd	5,923,983
1,139,949	Srikalahasthi Pipes Ltd	5,334,638
850,015	Sun TV Network Ltd	11,542,821
871,125	Titan Co Ltd	11,711,758
207,102	V-Mart Retail Ltd	7,300,281

	Total India	353,731,153

	Indonesia — 1.1%
7,714,262	Bank Central Asia Tbk PT	12,562,933
30,359,200	Bank Tabungan Negara Persero Tbk PT	6,648,448
56,164,500	Malindo Feedmill Tbk PT	2,885,395

	Total Indonesia	22,096,776

	Mexico — 0.4%
1,761,800	Grupo Financiero Banorte SAB de CV – Class O	9,333,420

	Peru — 1.0%
98,700	Credicorp Ltd	21,854,154

	Philippines — 4.3%
6,388,062	Bank of the Philippine Islands	11,553,364
8,180,602	BDO Unibank Inc	20,330,856
5,499,000	Century Pacific Food Inc	1,764,325
13,449,276	Concepcion Industrial Corp	14,023,214
5,124,042	Philippine Seven Corp	12,473,100
22,084,490	Puregold Price Club Inc	19,561,262
22,097,468	Semirara Mining & Power Corp	12,017,369

	Total Philippines	91,723,490

	Russia — 2.1%
2,330,867	Sberbank of Russia Sponsored ADR	33,424,554
328,400	Yandex NV – Class A *	11,007,968

	Total Russia	44,432,522

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Africa — 0.8%
382,281	Nedbank Group Ltd	8,203,215
511,135	Standard Bank Group Ltd	8,315,642

	Total South Africa	16,518,857

	Taiwan — 4.9%
7,377,000	Cathay Financial Holding Co Ltd	13,150,168
28,305,000	CTBC Financial Holding Co Ltd	20,311,247
41,144,000	E.Sun Financial Holding Co Ltd	28,645,237
3,816,000	Fubon Financial Holding Co Ltd	6,613,871
14,228,366	Uni-President Enterprises Corp	34,673,198

	Total Taiwan	103,393,721

	Thailand — 2.6%
10,370,200	CP ALL Pcl (Foreign Registered)	26,136,954
133,796,983	Quality Houses Pcl (Foreign Registered)	13,602,205
5,980,900	Tisco Financial Group Pcl (Foreign Registered)	15,481,691

	Total Thailand	55,220,850

	United Kingdom — 1.8%
698,921	Unilever Plc	38,534,296

	United States — 1.0%
332,300	Colgate-Palmolive Co.	20,964,807

	TOTAL COMMON STOCKS (COST $1,418,562,424)	1,489,626,331

	PREFERRED STOCKS (e) — 2.0%

	Brazil — 2.0%
3,523,900	Itau Unibanco Holding SA	40,603,167

	TOTAL PREFERRED STOCKS (COST $54,272,849)	40,603,167

	INVESTMENT FUNDS — 19.8%

	Brazil — 0.9%
507,300	iShares MSCI Brazil Capped ETF	18,070,026

	South Korea — 4.3%
1,261,600	iShares MSCI South Korea Capped ETF	91,011,824

Shares / Par Value†	Description	Value ($)
	Taiwan — 4.6%
2,674,223	iShares MSCI Taiwan Capped ETF	97,956,788

	Thailand — 1.3%
60,887,092	Digital Telecommunication Infrastructure Fund	27,620,374

	United States — 8.7%
4,042,220	iShares MSCI Emerging Markets ETF	184,689,032

	TOTAL INVESTMENT FUNDS (COST $432,956,306)	419,348,044

	MUTUAL FUNDS — 5.9%

	United States — 5.9%
	Affiliated Issuers — 5.9%
5,004,657	GMO U.S. Treasury Fund	125,016,332

	TOTAL MUTUAL FUNDS (COST $124,999,912)	125,016,332

	SHORT-TERM INVESTMENTS — 1.4%

	Money Market Fund — 0.8%
18,027,961	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (f)	18,027,961

	U.S. Government — 0.6%
2,000,000	U.S. Treasury Bill, 1.72%, due 07/05/18 (g) (h)	1,996,713
7,000,000	U.S. Treasury Bill, 1.87%, due 08/23/18 (g) (h)	6,970,002
3,000,000	U.S. Treasury Bill, 2.08%, due 01/03/19 (g) (h)	2,963,280

	Total U.S. Government	11,929,995

	TOTAL SHORT-TERM INVESTMENTS (COST $29,963,772)	29,957,956

	TOTAL INVESTMENTS — 99.5% (Cost $2,060,755,263)	2,104,551,830
	Other Assets and Liabilities (net) — 0.5%	11,599,022

	TOTAL NET ASSETS — 100.0%	$2,116,150,852

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2018
Amber Enterprises India Ltd	12/11/2017	$6,214,810	0.38%	$7,969,631
Dixon Technologies India Ltd	8/04/2017	9,417,811	0.78%	16,429,859

				$24,399,490

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/24/2019	MSCI	PHP	1,999,356,086	USD	38,279,841	980,277
02/20/2019	MSCI	PHP	1,020,320,426	USD	19,069,628	70,898
06/08/2018	MSCI	PHP	1,979,635,372	USD	39,251,222	1,597,826
06/08/2018	MSCI	USD	37,785,996	PHP	1,979,635,372	(132,600)
01/24/2019	MSCI	USD	23,036,289	PHP	1,222,215,700	(234,892)

						$2,281,509

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,801	Mini MSCI Emerging Markets	June 2018	$101,009,085	$(2,392,331)

Sales
2,556	SGX CNX Nifty Index 50	June 2018	$54,707,247	$(126,569)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total return on MSCI Daily TR Gross Emerging Markets Philippines USD	1 Month LIBOR plus 0.50%	GS	USD	12,812,860	03/20/2019	Monthly	—	285,156	285,156
Total return on MSCI Daily TR Gross Emerging Markets Philippines USD	1 Month LIBOR plus 0.50%	GS	USD	17,621,212	04/08/2019	Monthly	—	363,155	363,155
Total return on MSCI Daily TR Gross Emerging Markets Philippines USD	1 Month LIBOR plus 0.50%	GS	USD	8,588,002	04/10/2019	Monthly	—	182,398	182,398
Total return on MSCI Daily TR Gross Emerging Markets Philippines USD	1 Month LIBOR plus 0.50%	GS	USD	11,280,138	04/12/2019	Monthly	—	436,270	436,270

							$—	$1,266,979	$1,266,979

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

LIBOR - London Interbank Offered Rate

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The security is restricted as to resale.

(c)	Affiliated company.

(d)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(g)	The rate shown represents yield-to-maturity.

(h)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

PHP - Philippine Peso

USD - United States Dollar

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.9%

	Brazil — 0.4%
806,446	Banco BTG Pactual SA	4,212,288
645,704	JHSF Participacoes SA *	202,932
1,649,905	LPS Brasil Consultoria de Imoveis SA *	1,457,090
301,750	M Dias Branco SA	3,401,339
66,700	Qualicorp SA	340,747
1,271,835	Rumo SA *	4,712,533
737,551	Transmissora Alianca de Energia Eletrica SA	3,804,960

	Total Brazil	18,131,889

	Chile — 0.1%
1,769,109	AES Gener SA	462,670
172,396	Inversiones La Construccion SA	2,981,220

	Total Chile	3,443,890

	China — 19.2%
4,467,000	361 Degrees International Ltd	1,403,151
156,000	Agile Group Holdings Ltd	294,707
96,451,990	Agricultural Bank of China Ltd – Class H	49,513,214
5,163,946	Aier Eye Hospital Group Co Ltd – Class A	26,563,282
249,322	Alibaba Group Holding Ltd Sponsored ADR *	49,368,249
1,046,900	Anhui Conch Cement Co Ltd – Class H	6,392,525
1,230,000	Anhui Expressway Co Ltd – Class H	857,003
283,000	ANTA Sports Products Ltd	1,633,331
5,300	Baidu Inc Sponsored ADR *	1,285,568
104,349,682	Bank of China Ltd – Class H	54,490,592
1,914,000	Baoye Group Co Ltd – Class H *	1,401,264
510,700	Changyou.com Ltd ADR	9,565,411
7,040,560	China Communications Services Corp Ltd – Class H	4,520,198
121,287,606	China Construction Bank Corp – Class H	122,078,422
1,665,700	China International Capital Corp Ltd – Class H	3,496,121
2,127,368	China International Travel Service Corp Ltd – Class A	22,462,658
89,600	China Lodging Group Ltd Sponsored ADR	3,943,296
23,466,000	China Machinery Engineering Corp – Class H	12,947,229
1,779,308	China Merchants Bank Co Ltd – Class H	7,270,949
3,064,837	China Mobile Ltd	27,437,618
148,200	China Mobile Ltd Sponsored ADR	6,657,144
4,942,000	China Overseas Land & Investment Ltd	16,421,167
29,000	China Petroleum & Chemical Corp ADR	2,826,050
24,350,000	China Petroleum & Chemical Corp – Class H	23,687,171
4,140,000	China Reinsurance Group Corp – Class H	926,852
4,158,000	China Resources Land Ltd	15,198,309
6,680,000	China Shenhua Energy Co Ltd – Class H	17,376,933
885,100	China Vanke Co Ltd – Class H	3,146,008
1,476,000	CIFI Holdings Group Co Ltd	1,136,383
3,742,000	Country Garden Holdings Co Ltd	7,271,724
3,400	GDS Holdings Ltd ADR *	128,554
127,000	Geely Automobile Holdings Ltd	356,634
872,500	Great Wall Motor Co Ltd – Class H	850,831
725,600	Gree Electric Appliances Inc of Zhuhai – Class A	5,366,390

Shares	Description	Value ($)
	China — continued
2,558,000	Greentown Service Group Co Ltd	2,628,288
9,374,000	Guangdong Investment Ltd	15,735,027
1,131,500	Haitian International Holdings Ltd	3,211,176
918,637	Hangzhou Robam Appliances Co Ltd – Class A	5,083,458
183,500	Hengan International Group Co Ltd	1,743,804
26,700	Hollysys Automation Technologies Ltd	637,329
10,248,000	Hua Han Health Industry Holdings Ltd * (a)	679,437
10,213,000	Huabao International Holdings Ltd	6,721,250
442,612	Huayu Automotive Systems Co Ltd – Class A	1,763,125
101,081,947	Industrial & Commercial Bank of China Ltd – Class H	83,491,443
193,486	Inner Mongolia Yili Industrial Group Co Ltd – Class A *	934,856
111,500	Jiangsu Yanghe Brewery JSC Ltd – Class A	2,496,092
658,005	Jumei International Holding Ltd ADR *	1,710,813
56,000	Kingboard Laminates Holdings Ltd	73,668
2,086,000	Kingdee International Software Group Co Ltd	2,274,314
23,531	Kweichow Moutai Co Ltd – Class A	2,751,091
137,228	Kweichow Moutai Co Ltd – Class A	16,043,804
1,802,000	Logan Property Holdings Co Ltd	2,693,555
773,500	Longfor Properties Co Ltd	2,303,325
1,168,555	Midea Group Co Ltd – Class A	9,643,110
602,957	Midea Group Co Ltd – Class A	4,975,701
334,090	Minth Group Ltd	1,528,845
35,100	New Oriental Education & Technology Group Inc Sponsored ADR	3,491,397
4,375,000	People’s Insurance Co Group of China Ltd (The) – Class H	2,059,853
9,090,000	PICC Property & Casualty Co Ltd – Class H	15,946,576
1,692,000	Ping An Insurance Group Co of China Ltd – Class H	16,483,116
5,152,400	Qingling Motors Co Ltd – Class H	1,717,193
2,227,600	SAIC Motor Corp Ltd – Class A	12,595,908
4,458,000	Shenzhen Investment Ltd	1,884,571
871,500	Shimao Property Holdings Ltd	2,555,946
35,300	TAL Education Group ADR *	1,498,838
1,882,865	Tencent Holdings Ltd	96,124,246
300,800	Tencent Holdings Ltd ADR	15,361,104
45,700	Weibo Corp Sponsored ADR *	4,657,287
2,000	Wisdom Education International Holdings Co Ltd	1,742
22,000	Xiabuxiabu Catering Management China Holdings Co Ltd	46,441
6,108,700	Yangzijiang Shipbuilding Holdings Ltd	4,372,558
10,482,000	Zhejiang Expressway Co Ltd – Class H	10,452,544
500,573	Zhejiang Supor Cookware Co Ltd – Class A	4,042,963

	Total China	870,690,732

	Czech Republic — 0.3%
1,515	CEZ AS	37,881
2,197,267	Moneta Money Bank AS	7,680,687
6,261	Philip Morris CR AS	4,130,386

	Total Czech Republic	11,848,954

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Egypt — 0.0%
2,603,038	Alexandria Mineral Oils Co	1,815,266
1,581,356	Global Telecom Holding SAE *	430,355

	Total Egypt	2,245,621

	Hungary — 0.1%
67,443	OTP Bank Plc	2,416,874

	India — 3.3%
23,510	ACC Ltd	473,109
317,300	Action Construction Equipment Ltd	762,592
125,042	Asian Granito India Ltd	786,348
1,070,235	Aurobindo Pharma Ltd	8,800,980
344,855	Axis Bank Ltd	2,774,822
122,465	Bombay Burmah Trading Co	2,927,699
202,610	CCL Products India Ltd	884,052
293,346	CMI Ltd	1,130,664
574,247	Divi’s Laboratories Ltd	8,924,674
38,430	Dixon Technologies India Ltd *	1,858,418
903,652	Edelweiss Financial Services Ltd	4,343,472
16,772,852	Gayatri Highways Ltd * (a) (b)	1,739,858
16,772,852	Gayatri Projects Ltd * (b)	46,185,267
580,723	HDFC Bank Ltd (c)	18,943,646
13,500	HDFC Bank Ltd ADR	1,436,670
6,258,236	Himachal Futuristic Communications Ltd *	2,377,863
608,152	ICICI Bank Ltd	2,582,549
753,918	IDFC Bank Ltd	453,957
65,326	IndusInd Bank Ltd	1,897,946
3,013,682	Jai Balaji Industries Ltd *	436,189
1,322,083	Kiri Industries Ltd *	10,516,358
276,114	Kotak Mahindra Bank Ltd	5,387,657
432,592	Mahindra & Mahindra Financial Services Ltd	3,123,814
917,800	MEP Infrastructure Developers Ltd	1,080,774
252,274	Mphasis Ltd	4,100,273
383,478	Muthoot Finance Ltd	2,195,799
151,676	Navin Fluorine International Ltd	1,542,073
765,633	Power Finance Corp Ltd	920,700
528,333	Sangam India Ltd	868,908
57,748	Shriram Transport Finance Co Ltd	1,242,390
253,494	Srikalahasthi Pipes Ltd	1,186,280
176,187	Sun TV Network Ltd	2,392,540
180,790	Tata Motors Ltd – Class A *	454,637
195,000	Titan Co Ltd	2,621,659
44,728	V-Mart Retail Ltd	1,576,648
1,706,236	Vakrangee Ltd	824,263

	Total India	149,755,548

	Indonesia — 2.0%
36,453,900	Adaro Energy Tbk PT	4,937,049
8,877,300	Astra International Tbk PT	4,391,481
5,454,800	Bank Central Asia Tbk PT	8,883,324
14,263,500	Bank Mandiri Persero Tbk PT	7,201,174
6,599,600	Bank Negara Indonesia Persero Tbk PT	4,013,080
93,012,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	4,606,626
105,176,200	Bank Rakyat Indonesia Persero Tbk PT	23,232,368

Shares	Description	Value ($)
	Indonesia — continued
6,366,400	Bank Tabungan Negara Persero Tbk PT	1,394,196
10,491,100	Bukit Asam Tbk PT	2,856,737
7,420,091	Indo Tambangraya Megah Tbk PT	13,769,832
8,949,300	Malindo Feedmill Tbk PT	459,762
171,996,500	Panin Financial Tbk PT *	2,745,526
27,311,100	Telekomunikasi Indonesia Persero Tbk PT	6,853,715
40,972	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,012,418
1,200,200	United Tractors Tbk PT	3,024,414
2,807,800	XL Axiata Tbk PT *	422,664

	Total Indonesia	89,804,366

	Malaysia — 0.1%
75,200	Fraser & Neave Holdings Berhad	714,885
5,772,388	KSL Holdings Berhad *	1,270,015
2,890,200	Sapura Energy Berhad *	399,400
3,245,567	UOA Development Berhad	2,106,769
2,230,100	YTL Power International Berhad	459,258

	Total Malaysia	4,950,327

	Mexico — 0.6%
731,930	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand – Class B	957,085
2,479,900	Corp Inmobiliaria Vesta SAB de CV	3,114,695
562,000	Credito Real SAB de CV SOFOM ER	682,189
3,114,000	Gentera SAB de CV	2,399,750
222,100	Grupo Aeroportuario del Centro Norte SAB de CV	1,056,900
11,300	Grupo Aeroportuario del Centro Norte SAB de CV ADR	430,304
368,300	Grupo Financiero Banorte SAB de CV – Class O	1,951,129
730,500	Grupo Financiero Inbursa SAB de CV – Class O	1,032,131
779,000	Grupo Lala SAB de CV	848,732
518,100	Kimberly-Clark de Mexico SAB de CV – Class A	866,849
140,660	Promotora y Operadora de Infraestructura SAB de CV *	1,262,824
224,600	Unifin Financiera SAB de CV SOFOM ENR	638,959
5,546,600	Wal-Mart de Mexico SAB de CV	13,968,945

	Total Mexico	29,210,492

	Pakistan — 0.1%
504,200	Engro Corp Ltd	1,332,058
1,725,000	Engro Fertilizers Ltd	1,110,410
1,174,100	Oil & Gas Development Co Ltd	1,653,838
285,250	Pakistan Oilfields Ltd	1,664,125

	Total Pakistan	5,760,431

	Peru — 0.3%
57,900	Credicorp Ltd	12,820,218

	Philippines — 0.7%
1,303,633	Bank of the Philippine Islands	2,357,733
1,701,224	BDO Unibank Inc	4,227,970
3,020,358	Concepcion Industrial Corp	3,149,250

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Philippines — continued
2,748,677	First Gen Corp	784,750
1,046,870	Manila Electric Co	6,424,230
7,115,000	Manila Water Co Inc	3,839,945
20,677,000	Megaworld Corp	1,911,631
1,226,643	Philippine Seven Corp	2,985,932
4,592,648	Puregold Price Club Inc	4,067,922
4,399,280	Semirara Mining & Power Corp	2,392,481

	Total Philippines	32,141,844

	Poland — 0.3%
16,344	Bank Zachodni WBK SA	1,530,308
23,552	KRUK SA	1,481,968
213,645	Polski Koncern Naftowy ORLEN SA	4,711,482
2,064,448	Polskie Gornictwo Naftowe i Gazownictwo SA	3,199,937
486,706	Powszechny Zaklad Ubezpieczen SA	4,772,330

	Total Poland	15,696,025

	Qatar — 0.9%
854,615	Barwa Real Estate Co	8,041,364
291,099	Doha Bank QPSC	2,080,820
370,139	Masraf Al Rayan QSC	3,398,070
36,401	Ooredoo QPSC	669,933
35,383	Qatar Electricity & Water Co QSC	1,846,668
220,052	Qatar Gas Transport Co Ltd	888,427
247,642	Qatar Insurance Co SAQ	2,237,025
73,506	Qatar International Islamic Bank QSC	1,043,989
89,534	Qatar Islamic Bank SAQ	2,822,052
387,567	Qatar National Bank QPSC	16,848,747
237,288	United Development Co QSC	944,238

	Total Qatar	40,821,333

	Russia — 15.0%
6,619,400	Aeroflot PJSC	14,936,368
18,909,200	Alrosa PJSC	26,764,072
542,113	Evraz Plc	3,671,422
462,700	Gazprom Neft PJSC	2,385,865
4,516	Gazprom Neft PJSC Sponsored ADR	114,870
18,219,515	Gazprom PJSC Sponsored ADR	82,530,431
769,379	Globaltrans Investment Plc Sponsored GDR (Registered)	7,657,929
113,064,000	Inter RAO UES PJSC	7,412,426
1,037,919	LUKOIL PJSC Sponsored ADR	69,135,497
711,757	M.Video PJSC *	4,650,543
91,434	Magnit PJSC Sponsored GDR (Registered)	1,836,614
6,306,200	Magnitogorsk Iron & Steel OJSC	4,960,445
5,587	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	57,047
53,530	MegaFon PJSC *	405,628
2,686,807	MegaFon PJSC GDR (Registered)	23,708,562
3,346,196	MMC Norilsk Nickel PJSC ADR	59,301,771
8,198,515	Mobile TeleSystems PJSC Sponsored ADR	78,541,774
13,262,707	Moscow Exchange MICEX-RTS PJSC	23,931,195
433,270	Novatek PJSC	5,826,713
334,258	Novatek PJSC Sponsered GDR (Registered)	48,087,873

Shares	Description	Value ($)
	Russia — continued
2,837,880	Novolipetsk Steel PJSC	7,408,966
908,781	Novolipetsk Steel PJSC GDR	23,816,139
52,959	Polyus PJSC	3,182,995
176,056	Polyus PJSC GDR (Registered)	5,369,005
572,015	QIWI Plc Sponsored ADR	9,312,404
33,228	Rostelecom PJSC Sponsored ADR	214,559
8,186,145	Rostelecom PJSC	8,655,996
4,000,000	Sberbank of Russia PJSC	14,159,966
4,769,696	Sberbank of Russia Sponsored ADR	68,397,278
303,020	Severstal PJSC	4,868,768
788,544	Severstal PJSC GDR (Registered)	12,522,679
2,878,707	Surgutneftegas OJSC Sponsored ADR	12,781,177
827,420	Tatneft PJSC	8,848,260
370,307	Tatneft PJSC Sponsored ADR	23,632,460
252,860	TCS Group Holding Plc GDR (Registered)	5,152,278
13,621,000	Unipro PJSC	620,548
68,500	Yandex NV – Class A *	2,296,120

	Total Russia	677,156,643

	South Africa — 0.6%
285,827	Brait SE *	819,760
63,541	Distell Group Ltd	641,707
261,559	Kumba Iron Ore Ltd	5,942,803
1,004,773	Lewis Group Ltd	2,637,424
506,039	Mr Price Group Ltd	10,000,802
83,428	Nedbank Group Ltd	1,790,248
742,409	Sibanye Gold Ltd *	460,142
8,794,688	Steinhoff International Holdings NV *	773,767
111,420	Standard Bank Group Ltd	1,812,689
273,985	Truworths International Ltd	1,815,904
198,654	Wilson Bayly Holmes-Ovcon Ltd	2,428,527

	Total South Africa	29,123,773

	South Korea — 8.5%
2,675,271	BNK Financial Group Inc	23,587,091
8,626	Celltrion Pharm Inc *	739,784
40,832	Com2uSCorp	7,245,118
7,393	Cuckoo Holdings Co Ltd	1,123,075
173,158	Daou Data Corp	1,963,854
444,400	Daou Technology Inc	10,667,023
452,156	DB Insurance Co Ltd	24,526,116
13,542	Dong Ah Tire & Rubber Co Ltd	416,993
1,626,839	Dongwon Development Co Ltd	6,792,671
1,114,845	Grand Korea Leisure Co Ltd	28,275,703
14,401	GS Home Shopping Inc	2,260,764
2,765	Hankook Shell Oil Co Ltd	855,436
155,086	Hankook Tire Co Ltd	6,155,795
799,163	Hankook Tire Worldwide Co Ltd	13,283,079
14,845	Hanwha Aerospace Co Ltd *	456,526
5,862	HLB Inc *	747,325
46,413	Hyundai Home Shopping Network Corp	4,580,653
486,003	Hyundai Hy Communications & Network Co Ltd	1,961,737
518,713	Hyundai Marine & Fire Insurance Co Ltd	16,385,084

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
93,724	Hyundai Mobis Co Ltd	18,904,548
9,577	Hyundai Wia Corp	447,837
69,817	iMarketKorea Inc	506,884
84,133	Innocean Worldwide Inc	5,120,373
648,701	Kangwon Land Inc	16,148,549
222,143	Kia Motors Corp	6,408,773
232,395	KISCO Corp	1,839,393
707,382	Korea Asset In Trust Co Ltd	3,478,081
34,484	Korea Zinc Co Ltd	12,964,292
277,763	KT Skylife Co Ltd	3,305,743
435,998	KT&G Corp	38,823,101
249,804	Kyobo Securities Co Ltd	2,321,843
139,298	LF Corp	3,719,613
53,831	Maeil Holdings Co Ltd	774,624
173,294	Meritz Financial Group Inc	2,286,500
161,891	Meritz Fire & Marine Insurance Co Ltd	3,073,858
1,163,364	Meritz Securities Co Ltd	4,387,960
4,039	Pearl Abyss Corp *	836,315
157,929	Samsung Card Co Ltd	5,433,933
968,231	Samsung Electronics Co Ltd	45,465,779
14,427	Samsung Electronics Co Ltd GDR	17,069,733
42,753	Samsung Engineering Co Ltd *	728,719
46,616	Samsung Fire & Marine Insurance Co Ltd	10,825,172
338,127	Seoyon E-Hwa Co Ltd	2,382,853
45,363	Sindoh Co Ltd	2,254,591
20,005	SK Hynix Inc	1,729,806
57,940	SK Innovation Co Ltd	11,039,241
98,870	SK Networks Co Ltd	454,880
19,010	SK Telecom Co Ltd	3,909,882
138,700	SK Telecom Co Ltd Sponsored ADR	3,165,134
11,918	SKCKOLONPI Inc	489,319
3,551	ViroMed Co Ltd *	867,208

	Total South Korea	383,188,364

	Sri Lanka — 0.0%
103,983,101	Anilana Hotels & Properties Ltd * (b)	786,289

	Taiwan — 25.1%
12,009,000	AcBel Polytech Inc	7,800,655
1,378,000	Actron Technology Corp	5,094,701
362,000	Advanced Wireless Semiconductor Co	792,593
1,505,532	Advantech Co Ltd	10,163,271
906,000	Alpha Networks Inc	646,107
13,348,940	AmTRAN Technology Co Ltd	5,716,257
1,760,000	ASE Industrial Holding Co Ltd	4,464,396
1,605,000	Asia Pacific Telecom Co Ltd *	430,018
3,277,620	Asustek Computer Inc	29,623,593
286,200	Aurora Corp	860,496
4,327,000	Catcher Technology Co Ltd	50,160,194
17,078,000	Cathay Financial Holding Co Ltd	30,443,075
10,058,000	Chailease Holding Co Ltd	35,710,722
286,000	Chaun-Choung Technology Corp	763,253
6,957,200	Cheng Shin Rubber Industry Co Ltd	10,560,568

Shares	Description	Value ($)
	Taiwan — continued
812,855	Chicony Electronics Co Ltd	1,915,330
488,800	Chicony Power Technology Co Ltd	833,335
4,917,100	Chin-Poon Industrial Co Ltd	6,498,931
4,117,190	China Life Insurance Co Ltd	4,314,642
1,265,000	China Motor Corp	1,226,805
1,566,000	China Steel Corp	1,230,455
2,700,000	Chipbond Technology Corp	5,662,792
249,000	Chlitina Holding Ltd	2,252,022
13,528,259	Chunghwa Telecom Co Ltd	49,166,323
168,521	Chunghwa Telecom Co Ltd Sponsored ADR	6,105,516
428,000	Cleanaway Co Ltd	2,744,723
26,756,611	Compal Electronics Inc	17,534,466
5,373,400	Coretronic Corp	7,393,064
63,582,720	CTBC Financial Holding Co Ltd	45,626,015
3,135,000	CTCI Corp	5,137,370
258,000	Delta Electronics Inc	954,572
2,016,000	Dynapack International Technology Corp	2,698,898
14,220,800	E.Sun Financial Holding Co Ltd	9,900,792
143,000	Eclat Textile Co Ltd	1,742,242
556,000	Elite Advanced Laser Corp	1,977,224
195,000	Elite Material Co Ltd	520,891
955,000	Everlight Electronics Co Ltd	1,284,231
9,677,084	Far EasTone Telecommunications Co Ltd	24,642,761
3,822,000	Farglory Land Development Co Ltd	4,274,990
749,000	FLEXium Interconnect Inc	2,164,096
505,000	Formosa Advanced Technologies Co Ltd	660,411
3,151,000	Formosa Chemicals & Fibre Corp	12,062,220
2,381,000	Formosa Petrochemical Corp	9,619,938
4,741,000	Formosa Plastics Corp	16,964,706
3,271,303	Formosan Rubber Group Inc	1,631,269
11,551,075	Foxconn Technology Co Ltd	28,377,642
23,625,200	Fubon Financial Holding Co Ltd	40,947,071
6,878,200	Gigabyte Technology Co Ltd	18,095,050
36,000	Global Unichip Corp	304,911
595,000	Greatek Electronics Inc	1,074,961
1,946,700	Green Seal Holding Ltd	2,185,195
10,202,754	Highwealth Construction Corp	15,419,472
2,198,000	Holtek Semiconductor Inc	5,407,517
19,618,250	Hon Hai Precision Industry Co Ltd	55,971,778
2,658,000	Huaku Development Co Ltd	6,278,005
3,407,900	IEI Integration Corp	3,870,601
6,473,000	Innolux Corp	2,498,283
5,058,700	Inventec Corp	4,077,915
797,000	ITEQ Corp	1,695,527
565,000	Kenda Rubber Industrial Co Ltd	635,229
1,121,000	King’s Town Bank Co Ltd	1,305,774
249,000	Kung Long Batteries Industrial Co Ltd	1,223,498
37,000	Largan Precision Co Ltd	5,071,554
19,620,141	Lite-On Technology Corp	25,581,065
362,000	Lotes Co Ltd	2,287,702
865,785	Makalot Industrial Co Ltd	3,918,612
66,000	MediaTek Inc	682,470

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
327,000	Merida Industry Co Ltd	1,394,762
914,000	Micro-Star International Co Ltd	3,778,630
1,293,600	MIN AIK Technology Co Ltd	921,488
4,661,000	Nan Ya Plastics Corp	12,981,082
537,000	Nanya Technology Corp	1,774,079
147,000	Nien Made Enterprise Co Ltd	1,159,764
4,938,810	Novatek Microelectronics Corp	22,243,868
1,958,853	OptoTech Corp	1,662,025
7,113,470	Pegatron Corp	14,974,635
188,000	Phison Electronics Corp	1,720,206
7,513,000	Pou Chen Corp	9,193,437
99,000	President Chain Store Corp	1,012,838
9,726,850	Quanta Computer Inc	17,166,402
1,535,000	Quanta Storage Inc	1,434,391
12,677,870	Radiant Opto-Electronics Corp	26,455,816
5,909,720	Realtek Semiconductor Corp	22,498,616
1,293,000	Rechi Precision Co Ltd	1,336,851
3,417,151	Ruentex Development Co Ltd *	4,109,373
8,158,000	Ruentex Industries Ltd *	16,647,821
1,800,000	Sercomm Corp	4,140,926
198,000	Shin Zu Shing Co Ltd	577,645
762,000	ShunSin Technology Holding Ltd	4,023,215
13,000	Silicon Motion Technology Corp Sponsored ADR	632,190
2,527,068	Simplo Technology Co Ltd	15,757,839
633,000	Sinbon Electronics Co Ltd	1,703,290
2,539,200	Sitronix Technology Corp	7,710,553
313,000	Soft-World International Corp	903,102
66,000	St Shine Optical Co Ltd	1,752,765
3,118,000	Syncmold Enterprise Corp	6,667,992
1,202,000	Taiwan Cement Corp	1,743,629
2,259,000	Taiwan Mobile Co Ltd	8,292,615
822,000	Taiwan PCB Techvest Co Ltd	766,010
8,575,000	Taiwan Semiconductor Manufacturing Co Ltd	64,025,213
2,760,920	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	106,847,604
3,783,269	Taiwan Surface Mounting Technology Corp	3,197,963
1,370,000	Test Research Inc	2,934,833
659,000	Tong Hsing Electronic Industries Ltd	2,567,888
635,981	Topco Scientific Co Ltd	1,730,714
1,337,000	Transcend Information Inc	3,830,033
2,872,160	Tripod Technology Corp	8,123,795
61,000	Tung Thih Electronic Co Ltd	206,206
2,089,000	TXC Corp	2,606,931
10,411,812	Uni-President Enterprises Corp	25,372,613
5,434,000	United Integrated Services Co Ltd	11,616,061
1,058,641	Wistron NeWeb Corp	2,522,647
599,000	Xxentria Technology Materials Corp	1,610,582
13,074,000	Yuanta Financial Holding Co Ltd	6,139,392
3,986,670	Yungtay Engineering Co Ltd	6,633,674
294,000	Zeng Hsing Industrial Co Ltd	1,273,544

	Total Taiwan	1,137,258,309

Shares	Description	Value ($)
	Thailand — 8.2%
7,312,500	Advanced Info Service Pcl (Foreign Registered)	43,482,058
291,700	Airports of Thailand Pcl (Foreign Registered)	624,947
8,539,400	Amata Corp Pcl (Foreign Registered)	6,119,000
9,728,000	AP Thailand Pcl (Foreign Registered)	2,791,068
590,700	Bangkok Bank Pcl (Foreign Registered) (c)	3,558,889
757,800	Bangkok Bank Pcl NVDR	4,471,125
460,400	BCPG Pcl (Foreign Registered)	281,489
8,796,600	Central Pattana Pcl (Foreign Registered)	20,968,213
2,154,500	CP ALL Pcl (Foreign Registered)	5,430,181
2,223,200	Delta Electronics Thailand Pcl (Foreign Registered)	4,469,445
4,833,401	Glow Energy Pcl (Foreign Registered)	12,846,716
4,540,200	Hana Microelectronics Pcl (Foreign Registered)	4,836,478
5,672,900	Intouch Holdings Pcl (Foreign Registered) (c)	9,826,453
6,452,800	Intouch Holdings Pcl NVDR	11,127,025
6,065,300	IRPC Pcl (Foreign Registered)	1,247,694
5,923,500	Jasmine International Pcl (Foreign Registered)	1,071,657
1,956,700	Kasikornbank Pcl NVDR	11,693,550
840,900	KCE Electronics pcl	854,306
13,002,100	Krung Thai Bank Pcl (Foreign Registered)	7,103,998
41,404,300	Land & Houses PCL (Foreign Registered)	14,330,543
18,678,450	LPN Development Pcl (Foreign Registered)	5,652,491
3,953,300	MC Group Pcl (Foreign Registered)	1,643,883
3,109,000	Platinum Group PCL (The)	786,125
5,589,600	Pruksa Holding Pcl (Foreign Registered)	3,899,670
3,704,200	PTT Exploration & Production Pcl (Foreign Registered)	15,500,565
8,360,300	PTT Global Chemical Pcl (Foreign Registered)	23,275,597
24,681,800	PTT Pcl (Foreign Registered)	40,109,509
88,180,792	Quality Houses Pcl (Foreign Registered)	8,964,726
5,843,302	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	9,465,986
75,602,123	Sansiri Pcl (Foreign Registered)	4,101,246
2,104,300	Siam Cement Pcl (The) (Foreign Registered)	29,313,839
2,434,500	Siam Commercial Bank Pcl (The) (Foreign Registered)	10,095,625
7,204,200	Siamgas & Petrochemicals Pcl NVDR	2,232,483
23,481,000	Star Petroleum Refining Pcl (Foreign Registered)	11,348,860
3,671,600	STP & I Pcl (Foreign Registered) *	564,799
9,239,775	Supalai Pcl (Foreign Registered) *	7,286,349
3,476,800	Thai Oil Pcl (Foreign Registered)	9,992,613
1,456,000	Thai Vegetable Oil Pcl (Foreign Registered)	1,409,789
1,726,900	Thanachart Capital Pcl (Foreign Registered)	2,776,825
1,284,100	Tisco Financial Group Pcl (Foreign Registered)	3,323,921
29,748,650	TTW Pcl (Foreign Registered)	11,500,345
6,636,600	WHA Corp Pcl (Foreign Registered)	909,373

	Total Thailand	371,289,454

	Turkey — 5.4%
3,041,306	Adana Cimento Sanayii TAS – Class C	691,770
1,800,756	Akbank Turk AS	3,193,160
308,164	Aksa Akrilik Kimya Sanayii AS	785,136
595,034	Alarko Holding AS *	626,286

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
4,065,576	Albaraka Turk Katilim Bankas AS	1,221,728
73,248	Arcelik AS	268,946
634,355	Aselsan Elektronik Sanayi Ve Ticaret AS	3,307,079
317,604	Aygaz AS	849,407
1,040,285	BIM Birlesik Magazalar AS	15,912,055
3,376,009	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,557,846
63,672,567	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	29,113,135
89,670	Enerjisa Enerji AS	130,522
4,674,649	Enka Insaat ve Sanayi AS	4,606,396
13,286,737	Eregli Demir ve Celik Fabrikalari TAS	32,968,320
206,288	Ford Otomotiv Sanayi AS	2,920,078
4,965,665	Haci Omer Sabanci Holding AS	10,235,666
8,213,630	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS *	12,156,495
3,402,129	Is Gayrimenkul Yatirim Ortakligi AS (REIT)	751,595
107,373	KOC Holding AS	331,215
61,077	Mavi Giyim Sanayi Ve Ticaret AS	657,494
169,282	Otokar Otomotiv Ve Savunma Sanayi AS	2,890,275
2,477,518	Petkim Petrokimya Holding AS	2,577,181
14,324,370	Soda Sanayii AS	16,789,369
684,568	TAV Havalimanlari Holding AS	3,321,945
1,525,546	Tekfen Holding AS	5,102,858
291,536	Tofas Turk Otomobil Fabrikasi AS	1,609,628
1,222,917	Trakya Cam Sanayii AS	1,081,366
886,626	Tupras Turkiye Petrol Rafineriler AS	20,790,454
365,157	Turk Hava Yollari AO *	1,343,500
644,466	Turk Telekomunikasyon AS *	844,114
71,252	Turk Traktor ve Ziraat Makineleri AS	922,097
1,796,402	Turkcell Iletisim Hizmetleri AS	4,756,090
13,998,272	Turkiye Garanti Bankasi AS	27,553,792
8,472,174	Turkiye Halk Bankasi AS	14,375,160
3,194,137	Turkiye Is Bankasi – Class C	4,204,887
20,618,067	Turkiye Sinai Kalkinma Bankasi AS	5,558,565
918,946	Turkiye Sise ve Cam Fabrikalari AS	808,117
2,053,137	Turkiye Vakiflar Bankasi TAO – Class D	2,481,253
810,955	Vestel Elektronik Sanayi ve Ticaret AS *	1,587,558
1,454,861	Yapi ve Kredi Bankasi AS *	1,291,914

	Total Turkey	243,174,452

	United Arab Emirates — 0.4%
3,500,178	Aldar Properties PJSC	1,951,775
12,820,287	DAMAC Properties Dubai Co PJSC	8,311,032
1,068,249	Dubai Islamic Bank PJSC	1,473,829
4,024,325	DXB Entertainments PJSC *	459,059
700,860	Emaar Properties PJSC	991,338
538,550	Emirates Telecommunications Group Co PJSC	2,373,077
11,132,265	RAK Properties PJSC	1,966,784

	Total United Arab Emirates	17,526,894

	United Kingdom — 0.2%
145,570	Unilever Plc	8,025,854

Shares	Description	Value ($)
	United States — 0.1%
73,500	Colgate-Palmolive Co.	4,637,115

	TOTAL COMMON STOCKS (COST $3,925,583,382)	4,161,905,691

	PREFERRED STOCKS (d) — 2.9%

	Brazil — 0.2%
861,040	Itau Unibanco Holding SA	9,921,096

	Colombia — 0.0%
2,434,836	Grupo Aval Acciones y Valores SA	1,048,790

	Russia — 0.4%
182,583	Bashneft PJSC	5,088,286
3,744	Transneft PJSC	10,227,418

	Total Russia	15,315,704

	South Korea — 2.3%
2,721,950	Samsung Electronics Co Ltd	101,807,654

	Taiwan — 0.0%
605,412	CTBC Financial Holding Co Ltd*	1,242,711

	TOTAL PREFERRED STOCKS (COST $94,071,453)	129,335,955

	INVESTMENT FUNDS — 2.5%

	Russia — 0.1%
5,076,202	NCH Eagle Fund LP * (e) (f)	1,974,500

	Thailand — 0.1%
12,602,900	Digital Telecommunication Infrastructure Fund	5,717,087

	United States — 2.3%
2,273,394	iShares MSCI Emerging Markets ETF	103,871,372

	TOTAL INVESTMENT FUNDS (COST $117,032,029)	111,562,959

	RIGHTS/WARRANTS — 0.0%

	United Arab Emirates — 0.0%
356,083	Dubai Islamic Bank PJSC *	163,832

	TOTAL RIGHTS/WARRANTS (COST $0)	163,832

	MUTUAL FUNDS — 1.2%

	United States — 1.2%
	Affiliated Issuers — 1.2%
2,197,104	GMO U.S. Treasury Fund	54,883,647

	TOTAL MUTUAL FUNDS (COST $54,867,763)	54,883,647

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%
8,210,651	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (g)	8,210,651

	TOTAL SHORT-TERM INVESTMENTS (COST $8,210,651)	8,210,651

	TOTAL INVESTMENTS — 98.7% (Cost $4,199,765,278)	4,466,062,735
	Other Assets and Liabilities (net) — 1.3%	60,852,575

	TOTAL NET ASSETS — 100.0%	$4,526,915,310

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2018
NCH Eagle Fund LP	4/6/09	$5,452,004	0.04%	$1,974,500

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
5,320	Mini MSCI Emerging Markets	June 2018	$298,372,200	$(23,793,254)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 0.25%)	Appreciation of Total Return on Asustek Computer Inc	MSCI	USD	24,542,745	06/25/2018	At Maturity	—	(543,908)	(543,908)

							$—	$(543,908)	$(543,908)

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatari Public Shareholding Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	Affiliated company.

(c)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	Private placement security; restricted as to resale.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2018.

Counterparty Abbreviations:

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD - United States Dollar

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.9%

	Australia — 3.5%
1,608	Brickworks Ltd	18,889
35,442	Codan Ltd	78,709
5,383	Costa Group Holdings Ltd	31,234
1,722	Elders Ltd	11,485
164,024	GDI Property Group (REIT)	162,939
30,703	Mineral Resources Ltd	426,410
2,499	Sandfire Resources NL	16,360

	Total Australia	746,026

	Austria — 1.2%
330	AT&S Austria Technologie & Systemtechnik AG	6,825
10,937	FACC AG *	211,819
1,047	POLYTEC Holding AG	15,923
1,476	S IMMO AG	29,161

	Total Austria	263,728

	Belgium — 0.9%
55,925	AGFA-Gevaert NV *	200,087

	Brazil — 0.5%
7,200	Estacio Participacoes SA	48,525
1,800	Mahle-Metal Leve SA	13,069
7,900	Via Varejo SA	49,479

	Total Brazil	111,073

	Canada — 4.7%
100	Altus Group Ltd	2,256
10,890	BRP Inc Sub Voting	507,293
13,000	Canfor Corp *	325,552
2,900	Cogeco Inc	145,939
2,400	Martinrea International Inc	28,783

	Total Canada	1,009,823

	China — 2.5%
44,000	Central China Real Estate Ltd	23,703
628,000	Powerlong Real Estate Holdings Ltd	375,593
77,000	Road King Infrastructure Ltd	147,942

	Total China	547,238

	Finland — 1.7%
29,234	Finnair Oyj	363,647

	France — 4.8%
289	Alten SA	29,168
183	Bonduelle SCA	6,992
4,619	Coface SA *	49,089
274	Faurecia SA	23,245
6,812	Gaztransport Et Technigaz SA	405,339
246	Kaufman & Broad SA	11,566
13,335	Metropole Television SA	281,864
163	Trigano SA	32,414
3,517	Worldline SA *	203,171

	Total France	1,042,848

Shares	Description	Value ($)
	Germany — 6.4%
5,001	Bauer AG	134,340
14,200	Deutsche Lufthansa AG (Registered)	385,372
5,335	Elmos Semiconductor AG	164,524
13,607	Wacker Neuson SE	413,154
12,440	Wuestenrot & Wuerttembergische AG	275,560

	Total Germany	1,372,950

	Hong Kong — 1.9%
116,000	Johnson Electric Holdings Ltd	353,926
250,000	Singamas Container Holdings Ltd	47,603

	Total Hong Kong	401,529

	India — 2.0%
6,260	Larsen & Toubro Infotech Ltd	162,591
1,682	Mindtree Ltd	25,110
2,998	Mphasis Ltd	48,727
4,641	NIIT Technologies Ltd	77,157
94,373	PTC India Ltd	118,642

	Total India	432,227

	Indonesia — 0.1%
10,300	Indo Tambangraya Megah Tbk PT	19,114

	Italy — 3.1%
14,541	ASTM SPA	336,090
5,759	La Doria SPA	78,323
400	Massimo Zanetti Beverage Group SPA	3,242
242	SAES Getters SPA	5,516
20,257	Societa Cattolica di Assicurazioni SC	174,262
4,693	Societa Iniziative Autostradali e Servizi SPA	76,029

	Total Italy	673,462

	Japan — 25.6%
8,200	Arakawa Chemical Industries Ltd	137,335
1,000	Arisawa Manufacturing Co Ltd	10,746
2,000	Asahi Diamond Industrial Co Ltd	15,878
400	Azbil Corp	19,527
400	Bank of the Ryukyus Ltd	6,055
500	Canon Marketing Japan Inc	10,697
4,000	Dai-ichi Seiko Co Ltd	73,509
200	Daito Pharmaceutical Co Ltd	6,620
200	Daitron Co Ltd	4,597
400	Daiwabo Holdings Co Ltd	22,318
11,200	Denka Co Ltd	408,873
600	Dexerials Corp	5,968
2,000	DKS Co Ltd	13,280
300	DTS Corp	11,938
900	ESPEC Corp	19,678
10,300	Fancl Corp	473,933
600	FCC Co Ltd	16,486
1,600	Foster Electric Co Ltd	24,442
200	Fujibo Holdings Inc	7,290
5,700	Fujitsu Frontech Ltd	80,632
5,800	Fuyo General Lease Co Ltd	417,091
200	Hagiwara Electric Holdings Co Ltd	5,599

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
300	Hakuto Co Ltd	4,693
2,000	Haseko Corp	30,279
100	Horiba Ltd	8,287
11,700	House Foods Group Inc	427,719
17,000	Ishihara Sangyo Kaisha Ltd *	186,636
1,200	Juki Corp	13,240
200	Kaga Electronics Co Ltd	5,100
200	Kato Sangyo Co Ltd	6,950
2,800	Keihin Corp	54,332
20,000	Kyosan Electric Manufacturing Co Ltd	141,194
5,500	Leopalace21 Corp	37,794
400	Mandom Corp	13,009
600	Marubun Corp	4,820
200	Maruwa Co Ltd	15,888
200	Miroku Jyoho Service Co Ltd	5,618
200	Mitsui Sugar Co Ltd	6,700
3,000	Nippon Soda Co Ltd	16,553
1,600	Nippon Systemware Co Ltd	36,157
600	Nissei Plastic Industrial Co Ltd	7,356
300	Nisshin Oillio Group Ltd (The)	8,552
6,500	Nisshinbo Holdings Inc	78,482
500	PAL GROUP Holdings Co Ltd	12,775
69,000	Prima Meat Packers Ltd	412,282
4,200	Rion Co Ltd	90,210
14,000	Rohto Pharmaceutical Co Ltd	449,998
200	Sanyo Denki Co Ltd	16,608
700	Seiko Holdings Corp	16,632
300	Shindengen Electric Manufacturing Co Ltd	16,879
24,000	Showa Corp	429,727
7,400	Sojitz Corp	26,266
800	T-Gaia Corp	22,418
500	Takasago Thermal Engineering Co Ltd	8,998
600	Tamron Co Ltd	11,614
2,500	Tamura Corp	18,182
20,500	Tatsuta Electric Wire and Cable Co Ltd	113,852
200	Tayca Corp	4,674
500	Teikoku Electric Manufacturing Co Ltd	6,284
800	Tokyo Seimitsu Co Ltd	30,453
3,100	Tokyu Construction Co Ltd	31,272
2,000	Toshiba Machine Co Ltd	11,121
9,500	TS Tech Co Ltd	416,191
13,800	Ube Industries Ltd	391,041
700	Ulvac Inc	30,881
800	Wacoal Holdings Corp	23,765
300	Yokowo Co Ltd	5,632
1,500	Zeon Corp	18,925

	Total Japan	5,518,531

	Malaysia — 1.4%
192,100	Padini Holdings Berhad	277,258
24,900	Supermax Corp Berhad	19,182

	Total Malaysia	296,440

Shares	Description	Value ($)
	Norway — 0.7%
934	Austevoll Seafood ASA	11,190
187	Entra ASA	2,653
3,813	Kongsberg Automotive ASA *	4,942
64,252	Kvaerner ASA *	141,082

	Total Norway	159,867

	Poland — 0.1%
1,671	Asseco Poland SA	20,708

	Portugal — 0.9%
15,733	Navigator Co SA (The)	98,125
2,246	Semapa-Sociedade de Investimento e Gestao	56,534
27,318	Sonae SGPS SA	33,726

	Total Portugal	188,385

	Singapore — 2.3%
102,800	UMS Holdings Ltd	69,901
336,600	Yanlord Land Group Ltd	423,599

	Total Singapore	493,500

	South Africa — 0.4%
1,627	Astral Foods Ltd	34,381
3,022	Reunert Ltd	18,758
3,235	Wilson Bayly Holmes-Ovcon Ltd	39,548

	Total South Africa	92,687

	South Korea — 6.7%
389	Chong Kun Dang Pharmaceutical Corp	37,776
83	Cuckoo Holdings Co Ltd	12,609
1,725	Daihan Pharmaceutical Co Ltd	72,030
2,360	DongKook Pharmaceutical Co Ltd	138,884
1,418	Dongwha Pharm Co Ltd	15,014
12,914	Dongwon Development Co Ltd	53,921
580	Green Cross Holdings Corp	20,398
133	GS Home Shopping Inc	20,879
343	HwaSung Industrial Co Ltd	5,454
4,213	Hyundai Corp	156,309
319	KC Co Ltd	6,528
756	Korea United Pharm Inc	17,973
1,310	Korean Reinsurance Co	15,419
16,695	Kwang Dong Pharmaceutical Co Ltd	124,432
528	Kwangju Bank Co Ltd	5,354
10,190	Kyungdong Pharm Co Ltd	114,611
7,498	LF Corp	200,216
4,386	LOTTE Himart Co Ltd	319,793
529	Samjin Pharmaceutical Co Ltd	23,413
19,728	Seohan Co Ltd	45,668
1,796	Seoyon E-Hwa Co Ltd	12,657
436	Silicon Works Co Ltd	15,704
391	SL Corp	6,739
194	Spigen Korea Co Ltd	8,521

	Total South Korea	1,450,302

	Spain — 1.9%
50,634	Ence Energia y Celulosa SA	398,698
652	Papeles y Cartones de Europa SA	11,362

	Total Spain	410,060

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Sweden — 1.5%
1,725	Granges AB	22,259
3,459	Kindred Group Plc SDR	43,782
879	KNOW IT AB	18,378
6,572	Mr. Green & Co AB *	35,428
6,572	Mr. Green & Co AB (Redemption Shares) *	963
1,674	Nobina AB	11,238
1,483	Nolato AB – B Shares	128,788
850	Oriflame Holding AG	28,669
4,850	Resurs Holding AB	30,987

	Total Sweden	320,492

	Switzerland — 5.7%
2,728	ALSO Holding AG (Registered) *	339,913
231	BKW AG	14,590
3,754	Bobst Group SA (Registered)	407,824
343	Georg Fischer AG (Registered)	443,421
6	LEM Holding SA	10,059

	Total Switzerland	1,215,807

	Taiwan — 2.1%
219,000	Coretronic Corp	301,314
5,000	Gigabyte Technology Co Ltd	13,154
76,000	Wah Lee Industrial Corp	143,167

	Total Taiwan	457,635

	United Kingdom — 13.3%
5,413	Central Asia Metals Plc	20,523
23,791	Computacenter Plc	416,296
12,761	Games Workshop Group Plc	490,906
7,915	IG Group Holdings Plc	90,892
20,392	Morgan Sindall Group Plc	396,416
19,241	Plus500 Ltd	416,991
2,289	Safestore Holdings Plc (REIT)	17,053
1,726	Softcat Plc	17,535
61,203	SThree Plc	261,245
78,268	Stock Spirits Group Plc	251,045
50,436	Vesuvius Plc	420,218
14,364	William Hill Plc	61,060

	Total United Kingdom	2,860,180

	TOTAL COMMON STOCKS (COST $20,199,737)	20,668,346

Shares	Description	Value ($)
	MUTUAL FUNDS — 2.2%

	United States — 2.2%
	Affiliated Issuers — 2.2%
18,483	GMO U.S. Treasury Fund	461,694

	TOTAL MUTUAL FUNDS (COST $461,694)	461,694

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%
51,792	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (a)	51,792

	TOTAL SHORT-TERM INVESTMENTS (COST $51,792)	51,792

	TOTAL INVESTMENTS — 98.3% (Cost $20,713,223)	21,181,832
	Other Assets and Liabilities (net) — 1.7%	365,337

	TOTAL NET ASSETS — 100.0%	$21,547,169

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
2	Mini MSCI EAFE	June 2018	$198,700	$(1,733)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%

	Australia — 3.6%
318,581	Abacus Property Group (REIT)	923,733
38,451	Adelaide Brighton Ltd	190,016
1,364,765	Caltex Australia Ltd	30,267,047
2,195,879	Costa Group Holdings Ltd	12,741,334
127,589	Credit Corp Group Ltd	1,822,791
2,824,843	CSR Ltd	10,687,635
5,422,140	Downer EDI Ltd	28,721,989
124,924	Elders Ltd	833,237
65,522	Investa Office Fund (REIT)	249,667
353,116	Macquarie Group Ltd	30,426,111
1,474,229	Metcash Ltd	3,220,941
1,804,951	Mineral Resources Ltd	25,067,536
86,711	Monadelphous Group Ltd	948,821
2,064,892	Nine Entertainment Co Holdings Ltd	3,752,589
1,940,748	OZ Minerals Ltd	14,392,771
576,723	Pact Group Holdings Ltd	2,464,298
100	Rio Tinto Ltd	6,243
158,492	Sandfire Resources NL	1,037,579
1,167,071	Shopping Centres Australasia Property Group (REIT)	2,168,809
391,187	Sigma Healthcare Ltd	231,768
17,883	Sonic Healthcare Ltd	317,762
286,281	Southern Cross Media Group Ltd	279,733
74,535	Tabcorp Holdings Ltd	245,675
361,880	Tassal Group Ltd	1,122,819
69,394	Vicinity Centres (REIT)	139,938
19,638	Virtus Health Ltd	81,899
30,082	Woodside Petroleum Ltd	735,069

	Total Australia	173,077,810

	Austria — 1.4%
78,493	Oesterreichische Post AG	3,635,858
704,456	OMV AG	40,365,400
402,823	voestalpine AG	21,510,071

	Total Austria	65,511,329

	Belgium — 0.3%
610,391	AGFA-Gevaert NV *	2,183,843
1,134	Barco NV	140,347
14,250	bpost SA	252,146
46,144	D’ieteren SA/NV	1,997,605
7,450	Elia System Operator SA/NV	471,465
89,974	Orange Belgium SA	1,772,123
89,505	UCB SA	7,035,764

	Total Belgium	13,853,293

	Denmark — 1.2%
346	AP Moeller – Maersk A/S – Class B	515,891
2,643	Dfds A/S	157,100
281,800	Novo Nordisk A/S Sponsored ADR	13,396,772
853,336	Novo Nordisk A/S – Class B	40,557,735
12,564	Per Aarsleff Holding A/S	445,755
14,975	Royal Unibrew A/S	1,074,317

Shares	Description	Value ($)
	Denmark — continued
8,571	Schouw & Co AB	771,181

	Total Denmark	56,918,751

	Finland — 0.1%
26,195	Metso Oyj	906,563
27,113	Tieto Oyj	947,230
71,647	UPM-Kymmene Oyj	2,629,935

	Total Finland	4,483,728

	France — 9.8%
1,278,337	Air France-KLM *	10,132,557
55,026	Amundi SA	4,022,191
2,290,430	AXA SA	57,387,870
931,911	BNP Paribas SA	57,905,122
1,788	Casino Guichard Perrachon SA	77,385
131,571	Christian Dior SE	56,028,385
700,907	CNP Assurances	16,413,439
1,245,639	Credit Agricole SA	17,129,164
17,155	IPSOS	585,846
100,181	L’Oreal SA	24,127,487
4,612	Legrand SA	347,791
236,572	Metropole Television SA	5,000,456
159,340	Sanofi	12,214,031
264,900	Sanofi ADR	10,137,723
249,361	SCOR SE	9,186,841
7,768	Societe BIC SA	754,961
1,432,603	Societe Generale SA	61,834,761
2,028,800	STMicroelectronics NV – NY Shares	48,427,456
2,371,631	STMicroelectronics NV	56,548,828
295,620	TOTAL SA	17,971,890

	Total France	466,234,184

	Germany — 11.1%
130,069	ADVA Optical Networking SE *	933,378
559,672	Allianz SE (Registered)	115,310,442
139,452	BASF SE	13,768,807
126,109	Bayer AG (Registered)	15,051,579
1,049,478	Bayerische Motoren Werke AG	104,868,176
91,348	Bechtle AG	8,026,945
5,852	Cewe Stiftung & Co KGAA	579,258
255,871	Covestro AG	23,310,533
1,527,399	Daimler AG (Registered Shares)	110,339,638
2,860,010	Deutsche Lufthansa AG (Registered)	77,617,427
205,036	Deutsche Pfandbriefbank AG *	3,123,228
9,759	Diebold Nixdorf AG	674,879
5,773	Duerr AG	579,575
20,295	Evonik Industries AG	711,988
7,958	Fraport AG Frankfurt Airport Services Worldwide	744,572
15,778	Henkel AG & Co KGaA	1,779,051
6,881	Indus Holding AG	450,972
57,296	Jenoptik AG	2,367,687
2,151	Koenig & Bauer AG	164,868
74,961	Leoni AG	4,498,551

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
214,062	RHOEN-KLINIKUM AG	6,600,131
1,293	RTL Group SA	97,483
6,606	Salzgitter AG	338,072
575	Siltronic AG	96,921
119,186	Software AG	5,687,044
1,784	STADA Arzneimittel AG	169,103
51,763	Talanx AG	1,993,676
160,062	Volkswagen AG	29,643,582

	Total Germany	529,527,566

	Hong Kong — 4.6%
8,769,200	BOC Hong Kong Holdings Ltd	43,895,645
2,859,000	Champion (REIT)	1,994,449
245,100	CK Asset Holdings Ltd	2,037,326
2,342,600	Dah Sing Banking Group Ltd	5,365,993
466,200	Dah Sing Financial Holdings Ltd	3,071,123
5,214,790	Esprit Holdings Ltd *	1,677,703
330,400	Fortune Real Estate Investment Trust	399,232
4,315,900	Global Brands Group Holding Ltd *	178,444
2,459,500	Hysan Development Co Ltd	14,189,168
5,651,375	I-CABLE Communications Ltd *	120,884
2,714,300	Kerry Properties Ltd	14,475,439
910,000	Luk Fook Holdings International Ltd	4,141,332
925,500	Man Wah Holdings Ltd	813,981
1,608,300	Pacific Textiles Holdings Ltd	1,390,455
1,067,300	PCCW Ltd	627,427
11,364,700	SJM Holdings Ltd	16,232,244
1,514,300	SmarTone Telecommunications Holdings Ltd	1,694,185
161,200	Swire Properties Ltd	631,206
38,700	Swire Pacific Ltd – Class A	397,859
134,500	Techtronic Industries Co Ltd	800,127
432,400	Television Broadcasts Ltd	1,469,004
54,343,400	WH Group Ltd	55,676,085
3,406,000	Wharf Holdings Ltd (The)	10,956,877
2,130,300	Wharf Real Estate Investment Co Ltd	16,380,283
1,569,100	Wheelock & Co Ltd	11,784,614
838,475	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	234,060
3,357,300	Yue Yuen Industrial Holdings Ltd	10,354,889

	Total Hong Kong	220,990,034

	Ireland — 0.1%
48,500	ICON Plc *	6,255,530

	Israel — 0.2%
70,821	Bank Hapoalim BM	488,672
272,526	El Al Israel Airlines *	67,641
2,617,684	Israel Discount Bank Ltd – Class A	7,891,772
36,540	Mizrahi Tefahot Bank Ltd	697,825
10,496	Teva Pharmaceutical Industries Ltd *	226,282

	Total Israel	9,372,192

	Italy — 5.4%
471,140	A2A SPA	801,185
78,036	De’ Longhi SPA	2,213,182

Shares	Description	Value ($)
	Italy — continued
6,734,184	Enel SPA	37,009,919
3,284	Eni SPA	59,595
726,783	EXOR NV	52,785,941
18,365	Fiat Chrysler Automobiles NV *	416,241
4,947,800	Fiat Chrysler Automobiles NV	114,937,394
623,285	Hera SPA	1,920,305
1,878,394	Iren SPA	4,672,151
51,126	La Doria SPA	695,322
647,872	Recordati SPA	23,971,634
9,720	Reply SPA	584,233
354,859	Saras SPA	797,112
1,651,422	Societa Cattolica di Assicurazioni SC	14,206,459
590,547	Telecom Italia SPA *	475,229

	Total Italy	255,545,902

	Japan — 27.4%
19,500	ADEKA Corp	350,280
7,000	Aichi Corp	46,115
1,200	Ain Holdings Inc	84,786
139,700	Alpine Electronics Inc	2,656,959
83,100	AOKI Holdings Inc	1,327,524
3,341,400	Asahi Kasei Corp	45,683,181
478,900	Astellas Pharma Inc	7,416,103
126,800	Autobacs Seven Co Ltd	2,304,950
1,973,400	Brother Industries Ltd	41,111,425
902,000	Canon Inc	30,757,713
51,700	Cawachi Ltd	1,154,895
213,500	CKD Corp	4,397,591
6,200	Computer Engineering & Consulting Ltd	209,575
312,600	Cosmo Energy Holdings Co Ltd	10,571,006
21,100	Credit Saison Co Ltd	348,616
29,380	Daikyo Inc	696,457
70,600	Daiwabo Holdings Co Ltd	3,939,131
803,400	DCM Holdings Co Ltd	8,051,046
311,440	Denka Co Ltd	11,369,579
64,800	Denso Corp	3,141,533
92,200	Dexerials Corp	917,112
70,100	Doutor Nichires Holdings Co Ltd	1,427,858
17,200	DTS Corp	684,446
7,500	Ehime Bank Ltd (The)	84,910
239,800	Fancl Corp	11,033,895
771,000	Fuji Electric Co Ltd	5,465,070
10,362,600	Fujitsu Ltd	63,186,521
15,200	Fuji Oil Holdings Inc	549,306
34,200	Fuyo General Lease Co Ltd	2,459,401
168,700	Geo Holdings Corp	2,394,684
23,150	Gunze Ltd	1,482,305
276,840	Hanwa Co Ltd	11,636,633
106,000	Hiroshima Bank Ltd (The)	750,512
13,500	Hitachi Capital Corp	348,661
29,300	Hitachi Chemical Co Ltd	628,431
13,123,700	Hitachi Ltd	95,550,558
7,200	Hitachi Transport System Ltd	193,357

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,300	Hokuetsu Bank Ltd (The)	47,479
259,600	House Foods Group Inc	9,490,235
26,500	Isuzu Motors Ltd	353,727
6,567,200	ITOCHU Corp	122,883,897
162,400	Itochu Techno-Solutions Corp	2,933,961
183,200	Kanematsu Corp	2,825,425
149,900	Keihin Corp	2,908,677
4,800	Keyence Corp	2,931,863
60,800	Kohnan Shoji Co Ltd	1,470,207
9,900	Koito Manufacturing Co Ltd	725,189
67,600	Kokuyo Co Ltd	1,263,139
17,100	Kose Corp	3,701,779
48,600	Kuraray Co Ltd	741,827
8,200	Kyowa Exeo Corp	214,116
57,400	Mandom Corp	1,866,847
6,540,400	Marubeni Corp	50,736,517
2,400	Maruwa Co Ltd	190,652
135,200	MINEBEA MITSUMI Inc	2,551,438
10,703,700	Mitsubishi Chemical Holdings Corp	98,573,323
825,100	Mitsubishi Corp	22,868,879
2,810,000	Mitsubishi Electric Corp	39,822,652
812,100	Mitsubishi Gas Chemical Co Inc	20,625,877
517,500	Mitsubishi Tanabe Pharma Corp	9,242,253
1,691,100	Mitsui & Co Ltd	29,676,510
523,200	Mitsui Chemicals Inc	15,072,452
3,600	Mitsui Sugar Co Ltd	120,592
90,800	Modec Inc	2,457,945
16,970	Nachi-Fujikoshi Corp	808,428
86,400	Namura Shipbuilding Co Ltd	412,061
426,500	NET One Systems Co Ltd	6,925,357
344,300	Nichias Corp	4,314,951
5,400	Nichiha Corp	214,739
19,700	Nifco Inc	677,688
126,100	Nippo Corp	2,432,756
20,400	Nippon Chemi-Con Corp *	765,566
334,600	Nippon Light Metal Holdings Co Ltd	775,886
21,700	Nippon Paper Industries Co Ltd	364,683
2,312,500	Nippon Telegraph & Telephone Corp	108,032,741
9,160	Nippon Television Holdings Inc	153,953
77,300	Nippon Signal Co Ltd	712,227
118,400	Nishi-Nippon Financial Holdings Inc	1,372,255
17,300	Nisshinbo Holdings Inc	208,883
39,900	Nissin Electric Co Ltd	374,138
87,900	Nomura Holdings Inc	453,084
800	NuFlare Technology Inc	59,933
10,500	Okamura Corp	157,568
152,250	Okinawa Electric Power Co (The)	3,464,684
94,400	Onward Holdings Co Ltd	771,593
448,700	Orient Corp	621,513
12,000	Osaki Electric Co Ltd	91,813
245,900	Pola Orbis Holdings Inc	12,124,656
107,400	Press Kogyo Co Ltd	588,788

Shares	Description	Value ($)
	Japan — continued
1,382,100	Prima Meat Packers Ltd	8,258,188
31,800	Relo Group Inc	819,235
105,400	Rengo Co Ltd	933,364
196,200	Rohto Pharmaceutical Co Ltd	6,306,400
43,000	San-A Co Ltd	2,182,256
6,800	Sankyu Inc	373,389
113,500	Seiko Holdings Corp	2,696,792
1,709,700	Sekisui Chemical Co Ltd	28,004,144
37,900	Softbank Technology Corp	576,766
13,282,300	Sojitz Corp	47,144,980
10,094,100	Sumitomo Chemical Co Ltd	60,762,889
264,100	Sumitomo Forestry Co Ltd	4,021,740
352,560	Sumitomo Heavy Industries Ltd	12,398,087
15,100	Suzuken Co Ltd	674,894
161,100	T-Gaia Corp	4,514,476
5,200	Token Corp	493,810
9,330	Tokyo Electric Power Co Holdings Inc *	44,208
160,700	Tokyo Electron Ltd	29,988,374
91,700	Tokyu Construction Co Ltd	925,032
55,600	Toppan Printing Co Ltd	452,064
8,800	Toshiba Plant Systems & Services Corp	195,908
2,122,900	Tosoh Corp	37,041,309
55,100	Towa Pharmaceutical Co Ltd	3,445,204
23,000	Toyoda Gosei Co Ltd	603,274
1,154,700	Toyota Tsusho Corp	39,674,625
31,700	TPR Co Ltd	815,475
258,600	TS Tech Co Ltd	11,329,168
86,800	TSI Holdings Co Ltd	606,187
87,400	Tsubakimoto Chain Co	679,141
16,900	Tsumura & Co	613,603
478,210	Ube Industries Ltd	13,550,688
6,800	UKC Holdings Corp	138,107
224,100	Valor Holdings Co Ltd	5,402,760
26,400	Warabeya Nichiyo Holdings Co Ltd	665,102
30,300	Yahagi Construction Co Ltd	245,894
46,300	Yamaguchi Financial Group Inc	557,072
620,100	Zeon Corp	7,823,470

	Total Japan	1,302,547,602

	Malta — 0.0%
15,858,986	BGP Holdings Plc * (a)	—

	Netherlands — 2.6%
21,986	ASR Nederland NV	929,632
103,879	BinckBank NV	539,970
40,400	Constellium NV – Class A *	490,860
19,087	Corbion NV	599,102
181,486	Heineken Holding NV	17,679,869
7,012,524	ING Groep NV	102,135,418
83,516	Signify NV	2,380,236

	Total Netherlands	124,755,087

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.0%
546,014	Air New Zealand Ltd	1,194,460
235,699	Chorus Ltd	679,031
43,383	Fletcher Building Ltd *	200,827

	Total New Zealand	2,074,318

	Norway — 3.5%
11,876	Austevoll Seafood ASA	142,288
144,375	Bakkafrost P/F	7,569,441
495,924	BW LPG Ltd 144A *	2,068,924
2,554,118	DNB ASA	45,777,634
2,911,201	Equinor ASA	76,528,677
32,112	Salmar ASA	1,400,074
12,295	SpareBank 1 Nord Norge	84,695
1,490,499	Storebrand ASA	12,192,763
979,844	Subsea 7 SA	14,935,624
312,763	Telenor ASA	6,442,571
16,008	Yara International ASA	660,791

	Total Norway	167,803,482

	Portugal — 0.1%
147,734	Altri SGPS SA	1,360,833
330,009	CTT-Correios de Portugal SA	1,094,312
177,554	Navigator Co SA (The)	1,107,382
724,439	REN-Redes Energeticas Nacionais SGPS SA	2,013,330

	Total Portugal	5,575,857

	Singapore — 0.5%
532,900	CapitaLand Commercial Trust (REIT)	679,325
9,300	CapitaLand Mall Trust (REIT)	14,374
269,100	DBS Group Holdings Ltd	5,661,982
17,800	Mapletree Industrial Trust (REIT)	26,122
1,369,600	Mapletree North Asia Commercial Trust (REIT)	1,185,891
772,500	Venture Corp Ltd	12,076,936
2,477,400	Yangzijiang Shipbuilding Holdings Ltd	1,773,303
92,300	Yanlord Land Group Ltd	116,156

	Total Singapore	21,534,089

	Spain — 0.6%
540,206	Ebro Foods SA	13,133,939
272,930	Ence Energia y Celulosa SA	2,149,084
1,119,421	International Consolidated Airlines Group SA	10,173,251
37,455	Mapfre SA	113,606
11,674	Viscofan SA	777,286

	Total Spain	26,347,166

	Sweden — 4.8%
183,390	Atlas Copco AB – A Redemption *	166,336
329,598	Atlas Copco AB – A Shares	13,074,486
29,945	Atlas Copco AB – B Redemption *	27,137
71,018	Atlas Copco AB – B Shares	2,567,702
36,380	Bilia AB – A Shares	290,212
72,188	Electrolux AB – Series B	1,781,918
6,511	Granges AB	84,016
31,983	Industrivarden AB – C Shares	671,908
261,898	Kindred Group Plc SDR	3,314,956

Shares	Description	Value ($)
	Sweden — continued
60,008	Klovern AB – B Shares	75,704
17,335	NCC AB – B Shares	319,151
59,156	Oriflame Holding AG	1,995,193
3,080,604	Sandvik AB	53,429,805
424,545	SAS AB *	907,205
35,235	Securitas AB – B Shares	567,667
13,161	Skanska AB – B Shares	242,402
2,798,709	Svenska Cellulosa AB SCA – Class B	31,023,591
257,420	Swedish Match AB	12,209,350
5,973,176	Volvo AB – B Shares	102,732,989
106,922	Wihlborgs Fastigheter AB	1,161,371

	Total Sweden	226,643,099

	Switzerland — 4.6%
58,279	Ascom Holding AG (Registered)	1,181,503
9,668	Autoneum Holding AG	2,372,659
1,774	Banque Cantonale Vaudoise (Registered)	1,382,788
2,228	Barry Callebaut AG (Registered)	3,902,550
5,696	BKW AG	359,750
343	Bobst Group SA (Registered)	37,263
15,808	Bucher Industries AG (Registered)	5,703,659
2,018	Cembra Money Bank AG	162,654
372	dormakaba Holding AG *	290,899
3,408	Emmi AG (Registered)	2,942,705
210	Forbo Holdings AG (Registered)	278,634
283,783	GAM Holding AG *	4,243,584
21,785	Georg Fischer AG (Registered)	28,163,063
42	Gurit Holding AG	35,437
12,324	Implenia AG (Registered)	957,332
9,576	Kardex AG (Registered) *	1,466,802
5,439	Komax Holding AG (Registered)	1,537,568
646,990	Logitech International SA (Registered)	26,425,072
10,546	Mobilezone Holding AG (Registered)	113,793
128,064	Nestle SA (Registered)	9,679,386
306,323	Novartis AG (Registered)	22,772,888
46,900	Roche Holding AG	10,234,523
7,111	Sika AG	56,870,253
1,316	Swatch Group AG (The) (Registered)	116,975
386,010	Swiss Re AG	33,193,289
1,640	Valora Holding AG (Registered) *	512,761
61,057	Vontobel Holding AG (Registered)	4,098,846
5,161	Zehnder Group AG – Class RG	223,122

	Total Switzerland	219,259,758

	United Kingdom — 15.3%
2,868,439	3i Group Plc	36,288,947
68,158	Ashtead Group Plc	2,106,551
1,879,558	AstraZeneca Plc	137,124,906
200,134	Bellway Plc	8,728,564
753,806	Berkeley Group Holdings Plc (The)	42,514,341
1,489,339	British American Tobacco Plc	76,448,639
770,078	Cairn Energy Plc *	2,354,565
1,579,090	Carillion Plc * (a)	—

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,024,312	Coca-Cola HBC AG *	34,963,311
4,282,908	Debenhams Plc	1,223,297
64,800	Diageo Plc Sponsored ADR	9,494,496
1,167,931	Electrocomponents Plc	10,915,018
28,420	Fenner Plc	229,935
3,471,532	Ferrexpo Plc	10,100,202
7,436,947	Firstgroup Plc *	8,864,491
411,634	Galliford Try Plc	5,264,718
6,902,218	GlaxoSmithKline Plc	139,837,898
92,500	GlaxoSmithKline Plc Sponsored ADR	3,748,100
132,675	Halfords Group Plc	594,959
333,290	Hunting Plc *	3,735,477
660,901	IG Group Holdings Plc	7,589,427
1,032,943	Inchcape Plc	10,039,270
2,573,338	Indivior Plc *	16,408,626
36,735	Intermediate Capital Group Plc	558,930
1,851	Jupiter Fund Management Plc	11,152
152,794	Mitie Group Plc	363,045
403,679	National Express Group Plc	2,151,770
19,853	Next Plc	1,529,176
475,300	Nomad Foods Ltd *	8,270,220
29,853	Pearson Plc	357,837
2,298,758	Persimmon Plc	86,494,051
56,803	Playtech Plc	590,084
434,799	Plus500 Ltd	9,422,959
247,559	QinetiQ Group Plc	868,524
395,932	Reckitt Benckiser Group Plc	30,305,911
626,890	Royal Mail Plc	4,218,259
70,092	Savills Plc	897,539
130,601	Spectris Plc	4,834,354
354,885	Vesuvius Plc	2,956,800
129	Victrex Plc	4,837
10,643	WH Smith Plc	274,012
695,634	William Hill Plc	2,957,095

	Total United Kingdom	725,642,293

	TOTAL COMMON STOCKS (COST $4,170,015,556)	4,623,953,070

Shares	Description	Value ($)
	PREFERRED STOCKS (b) — 0.7%

	Germany — 0.7%
162,843	Jungheinrich AG	6,350,814
5,379	Porsche Automobil Holding SE	396,253
130,642	Volkswagen AG	24,537,082

	Total Germany	31,284,149

	TOTAL PREFERRED STOCKS (COST $24,828,301)	31,284,149

	MUTUAL FUNDS — 1.0%

	United States — 1.0%
	Affiliated Issuers — 1.0%
1,894,901	GMO U.S. Treasury Fund	47,334,638

	TOTAL MUTUAL FUNDS (COST $47,329,300)	47,334,638

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%
11,349,686	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (c)	11,349,686

	TOTAL SHORT-TERM INVESTMENTS (COST $11,349,686)	11,349,686

	TOTAL INVESTMENTS — 99.1% (Cost $4,253,522,843)	4,713,921,543
	Other Assets and Liabilities (net) — 0.9%	42,081,034

	TOTAL NET ASSETS — 100.0%	$4,756,002,577

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
339	Mini MSCI EAFE	June 2018	$33,679,650	$150,687

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%

	Australia — 3.1%
20,125	Caltex Australia Ltd	446,322
4,701	Charter Hall Group (REIT)	22,587
332	CIMIC Group Ltd	10,325
4,181	Costa Group Holdings Ltd	24,260
36,378	Downer EDI Ltd	192,700
5,949	Fairfax Media Ltd	3,185
2,248	IOOF Holdings Ltd	14,832
5,108	Macquarie Group Ltd	440,129
17,250	Mineral Resources Ltd	239,572
1,299	Shopping Centres Australasia Property Group (REIT)	2,414
293	Sonic Healthcare Ltd	5,206
1,834	Suncorp Group Ltd	18,575
13,580	Westpac Banking Corp	287,029

	Total Australia	1,707,136

	Austria — 2.6%
17,733	OMV AG	1,016,103
7,930	voestalpine AG	423,448

	Total Austria	1,439,551

	Belgium — 0.1%
84	Ageas	4,250
361	bpost SA	6,388
259	UCB SA	20,359

	Total Belgium	30,997

	Denmark — 1.0%
10	AP Moeller – Maersk A/S – Class B	14,910
4,000	Novo Nordisk A/S Sponsored ADR	190,160
7,525	Novo Nordisk A/S – Class B	357,652

	Total Denmark	562,722

	Finland — 1.7%
275	Neste Oyj	22,473
24,760	UPM – Kymmene Oyj	908,861

	Total Finland	931,334

	France — 10.3%
22,622	Air France-KLM *	179,310
106	Atos SE	14,390
36,772	AXA SA	921,341
18,636	BNP Paribas SA	1,157,965
1,545	Christian Dior SE	657,925
379	Compagnie de Saint-Gobain	18,979
147	Dassault Systemes SE	20,636
1,104	L’Oreal SA	265,886
1,089	Sanofi	83,476
3,800	Sanofi ADR	145,426
7,979	SCOR SE	293,959
18,095	Societe Generale SA	781,026
26,600	STMicroelectronics NV – NY Shares	634,942
17,757	STMicroelectronics NV	423,395

	Total France	5,598,656

Shares	Description	Value ($)
	Germany — 9.3%
6,397	Allianz SE (Registered)	1,317,988
75	Aurubis AG	6,101
25	BASF SE	2,468
12,282	Bayerische Motoren Werke AG	1,227,268
168	Bechtle AG	14,763
2,740	Covestro AG	249,621
15,819	Daimler AG (Registered Shares)	1,142,768
33,162	Deutsche Lufthansa AG (Registered)	899,979
63	Henkel AG & Co KGaA	7,104
715	METRO AG	9,615
157	Siemens AG (Registered)	20,462
333	Uniper SE	10,541
763	Volkswagen AG	141,308

	Total Germany	5,049,986

	Hong Kong — 6.0%
70,000	BOC Hong Kong Holdings Ltd	350,396
197,233	I-CABLE Communications Ltd *	4,219
48,000	Link (REIT)	422,912
168,000	SJM Holdings Ltd	239,955
2,500	Techtronic Industries Co Ltd	14,872
391,000	WH Group Ltd	400,589
131,000	Wharf Holdings Ltd (The)	421,418
109,000	Wharf Real Estate Investment Co Ltd	838,122
71,000	Wheelock & Co Ltd	533,241
12,000	Xinyi Glass Holdings Ltd	16,436

	Total Hong Kong	3,242,160

	Ireland — 0.4%
1,700	ICON Plc *	219,266

	Israel — 0.1%
4,772	Bank Leumi Le-Israel BM	29,743
100	Check Point Software Technologies Ltd *	9,736
400	Teva Pharmaceutical Industries Ltd Sponsored ADR *	8,600

	Total Israel	48,079

	Italy — 3.9%
795	ASTM SPA	18,375
477	De’ Longhi SPA	13,528
19,380	Enel SPA	106,509
9,845	EXOR NV	715,038
5,385	Fiat Chrysler Automobiles NV *	122,051
44,500	Fiat Chrysler Automobiles NV	1,033,735
1,762	FinecoBank Banca Fineco SPA	17,573
2,208	Mediobanca Banca di Credito Finanziario SpA	20,832
6,359	Societa Cattolica di Assicurazioni SC	54,704
2,141	Unipol Gruppo SPA	9,101

	Total Italy	2,111,446

	Japan — 27.2%
100	Aoyama Trading Co Ltd	3,542
53,500	Asahi Kasei Corp	731,445
5,200	Astellas Pharma Inc	80,526
21,900	Brother Industries Ltd	456,238

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
21,200	Canon Inc	722,909
100	Central Japan Railway Co	20,628
1,100	Daicel Corp	12,396
1,000	DCM Holdings Co Ltd	10,021
400	Denka Co Ltd	14,603
300	Denso Corp	14,544
500	Fancl Corp	23,006
3,000	Fuji Electric Co Ltd	21,265
100	Fuji Oil Holdings Inc	3,614
600	Fujikura Ltd	4,066
101,000	Fujitsu Ltd	615,853
200	Furukawa Electric Co Ltd	7,686
1,100	Gree Inc	6,250
6,274	Haseko Corp	94,986
200	Hitachi Chemical Co Ltd	4,290
166,000	Hitachi Ltd	1,208,607
2,500	House Foods Group Inc	91,393
200	Ibiden Co Ltd	3,100
73,700	ITOCHU Corp	1,379,057
200	Itochu Techno-Solutions Corp	3,613
8,480	K’s Holdings Corp	102,555
100	Kagome Co Ltd	3,462
2,000	Kajima Corp	16,273
100	Keyence Corp	61,081
100	Kobayashi Pharmaceutical Co Ltd	8,806
100	Kose Corp	21,648
200	Lion Corp	3,645
154,600	Marubeni Corp	1,199,294
116,200	Mitsubishi Chemical Holdings Corp	1,070,118
800	Mitsubishi Corp	22,173
31,200	Mitsubishi Electric Corp	442,159
10,800	Mitsubishi Gas Chemical Co Inc	274,301
9,300	Mitsubishi Tanabe Pharma Corp	166,093
21,900	Mitsui & Co Ltd	384,315
6,000	Mitsui Chemicals Inc	172,849
100	Mitsui Mining & Smelting Co Ltd	4,352
26,800	Nippon Telegraph & Telephone Corp	1,252,012
3,600	Nisshinbo Holdings Inc	43,467
11,300	Otsuka Holdings Co Ltd	560,817
1,000	Pola Orbis Holdings Inc	49,307
1,200	Resona Holdings Inc	6,667
2,500	Rohto Pharmaceutical Co Ltd	80,357
36,300	Sekisui Chemical Co Ltd	594,578
300	Shiseido Co Ltd	23,698
2,800	Showa Denko KK	120,259
173,100	Sojitz Corp	614,411
500	Sony Corp	23,589
91,000	Sumitomo Chemical Co Ltd	547,788
900	Sumitomo Corp	15,043
1,100	Sumitomo Dainippon Pharma Co Ltd	22,775
400	Suntory Beverage & Food Ltd	17,727
1,400	Tokyo Electron Ltd	261,255

Shares	Description	Value ($)
	Japan — continued
1,000	Tosoh Corp	17,448
29,900	Toyota Tsusho Corp	1,027,342
200	TS Tech Co Ltd	8,762
500	Tsumura & Co	18,154
200	Yokohama Rubber Co Ltd (The)	4,335

	Total Japan	14,796,553

	Malta — 0.0%
15,998,662	BGP Holdings Plc * (a)	—

	Netherlands — 3.3%
2,002	ASR Nederland NV	84,650
4,649	Heineken Holding NV	452,893
75,769	ING Groep NV	1,103,554
1,971	Signify NV	56,174
200	Unilever NV – NY Shares	11,154
1,025	Wolters Kluwer NV	57,581

	Total Netherlands	1,766,006

	New Zealand — 0.1%
10,085	Fletcher Building Ltd	46,491
2,722	Spark New Zealand Ltd	6,958

	Total New Zealand	53,449

	Norway — 0.3%
118	Bakkafrost P/F	6,187
8,933	DNB ASA	160,107
1,291	Norsk Hydro ASA	8,124

	Total Norway	174,418

	Portugal — 0.0%
1,179	CTT-Correios de Portugal SA	3,909

	Singapore — 0.6%
800	DBS Group Holdings Ltd	16,833
2,000	Oversea-Chinese Banking Corp Ltd	18,647
17,700	Venture Corp Ltd	276,714

	Total Singapore	312,194

	Spain — 0.2%
229	Aena SME SA	44,097
8,667	International Consolidated Airlines Group SA	78,765

	Total Spain	122,862

	Sweden — 3.8%
979	Atlas Copco AB – A Redemption *	888
1,972	Atlas Copco AB – A Shares	78,225
542	Atlas Copco AB – B Redemption *	491
542	Atlas Copco AB – B Shares	19,596
1,296	Electrolux AB – Series B	31,991
3,012	Kindred Group Plc SDR	38,124
13,361	Sandvik AB	231,733
40,066	Svenska Cellulosa AB SCA – Class B	444,130
1,801	Swedish Match AB	85,421
67,441	Volvo AB – B Shares	1,159,922

	Total Sweden	2,090,521

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 4.5%
152	ALSO Holding AG (Registered) *	18,939
127	Baloise Holding AG (Registered)	18,657
14	Barry Callebaut AG (Registered)	24,522
147	Bucher Industries AG (Registered)	53,039
1,097	GAM Holding AG *	16,404
236	Georg Fischer AG (Registered)	305,094
174	LafargeHolcim Ltd (Registered) *	8,938
3,014	Logitech International SA (Registered)	123,101
824	Nestle SA (Registered)	62,280
2,704	Novartis AG (Registered)	201,023
2,695	Roche Holding AG	577,840
334	Roche Holding AG	72,886
93	Sika AG	743,768
89	Swatch Group AG (The) (Registered)	7,911
2,556	Swiss Re AG	219,792

	Total Switzerland	2,454,194

	United Kingdom — 16.3%
33,769	3i Group Plc	427,215
2,151	Ashtead Group Plc	66,481
21,987	AstraZeneca Plc	1,604,082
482	Bellway Plc	21,022
16,817	Berkeley Group Holdings Plc (The)	948,472
26,931	British American Tobacco Plc	1,382,384
8,807	Coca-Cola HBC AG *	300,613
1,200	Diageo Plc Sponsored ADR	175,824
20,965	Electrocomponents Plc	195,931
16,647	Ferrexpo Plc	48,433
953	Galliford Try Plc	12,189
71,675	GlaxoSmithKline Plc	1,452,125
500	GlaxoSmithKline Plc Sponsored ADR	20,260
2,198	Hammerson Plc (REIT)	15,966
400	HSBC Holdings Plc Sponsored ADR	19,352
8,252	IG Group Holdings Plc	94,761
14,018	Indivior Plc *	89,384
734	Intermediate Capital Group Plc	11,168
1,244	J Sainsbury Plc	5,261
337	Johnson Matthey Plc	15,714
3,060	Jupiter Fund Management Plc	18,436
6,956	Man Group Plc	16,769
89	Mondi Plc	2,468
8,900	Nomad Foods Ltd *	154,860
31,435	Persimmon Plc	1,182,787
1,092	Plus500 Ltd	23,666
1,789	Reckitt Benckiser Group Plc	136,936
34,159	Royal Mail Plc	229,851
4,482	Sage Group Plc (The)	39,400
103	Spectris Plc	3,813

Shares	Description	Value ($)
	United Kingdom — continued
1,015	TUI AG	23,549
3,067	WH Smith Plc	78,962
11,646	William Hill Plc	49,506

	Total United Kingdom	8,867,640

	TOTAL COMMON STOCKS (COST $46,224,354)	51,583,079

	PREFERRED STOCKS (b) — 1.6%

	Germany — 1.6%
11,918	Porsche Automobil Holding SE	877,960

	TOTAL PREFERRED STOCKS (COST $803,320)	877,960

	MUTUAL FUNDS — 2.3%

	United States — 2.3%
	Affiliated Issuers — 2.3%
50,112	GMO U.S. Treasury Fund	1,251,798

	TOTAL MUTUAL FUNDS (COST $1,251,601)	1,251,798

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Fund — 0.3%
141,707	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (c)	141,707

	TOTAL SHORT-TERM INVESTMENTS (COST $141,707)	141,707

	TOTAL INVESTMENTS — 99.0% (Cost $48,420,982)	53,854,544
	Other Assets and Liabilities (net) — 1.0%	538,618

	TOTAL NET ASSETS — 100.0%	$54,393,162

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
10	Mini MSCI EAFE	June 2018	$993,500	$(18,446)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%

	Banks — 5.1%
3,795,862	US Bancorp	189,755,141
3,845,959	Wells Fargo & Co.	207,643,327

	Total Banks	397,398,468

	Capital Goods — 4.4%
578,325	3M Co.	114,063,040
528,619	Honeywell International, Inc.	78,188,036
1,189,111	United Technologies Corp.	148,424,835

	Total Capital Goods	340,675,911

	Consumer Durables & Apparel — 1.8%
231,625	LVMH Moet Hennessy Louis Vuitton SE	80,651,484
745,955	VF Corp.	60,541,708

	Total Consumer Durables & Apparel	141,193,192

	Consumer Services — 0.4%
1,486,871	Compass Group Plc	31,951,243

	Diversified Financials — 2.5%
1,946,260	American Express Co.	191,317,358

	Energy — 1.0%
1,123,622	Schlumberger Ltd.	77,159,123

	Food & Staples Retailing — 2.5%
978,490	Costco Wholesale Corp.	193,975,858

	Food, Beverage & Tobacco — 6.0%
2,636,014	British American Tobacco Plc	135,308,135
2,507,302	Coca-Cola Co. (The)	107,813,986
1,433,702	Nestle SA (Registered)	108,362,653
286,326	PepsiCo, Inc.	28,704,182
1,002,165	Philip Morris International, Inc.	79,712,204

	Total Food, Beverage & Tobacco	459,901,160

	Health Care Equipment & Services — 13.7%
2,049,266	Abbott Laboratories	126,091,337
718,454	Anthem, Inc.	159,080,085
371,672	Becton Dickinson and Co.	82,358,798
2,531,085	Medtronic Plc	218,483,257
466,185	Stryker Corp.	81,125,514
1,603,944	UnitedHealth Group, Inc.	387,368,515

	Total Health Care Equipment & Services	1,054,507,506

	Household & Personal Products — 4.1%
1,777,510	Reckitt Benckiser Group Plc	136,056,342
3,321,333	Unilever Plc	183,118,307

	Total Household & Personal Products	319,174,649

	Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
3,114,185	Johnson & Johnson	372,518,810
2,209,107	Merck & Co., Inc.	131,508,140
1,534,727	Novartis AG (Registered)	114,095,795
1,929,243	Pfizer, Inc.	69,317,701
683,050	Roche Holding AG	146,453,899

	Total Pharmaceuticals, Biotechnology & Life Sciences	833,894,345

Shares / Par Value†	Description	Value ($)
	Retailing — 2.6%
2,199,460	TJX Cos, Inc. (The)	198,655,227

	Semiconductors & Semiconductor Equipment — 6.4%
3,586,382	QUALCOMM, Inc.	208,440,522
18,881,790	Taiwan Semiconductor Manufacturing Co Ltd	140,980,832
1,284,701	Texas Instruments, Inc.	143,770,889

	Total Semiconductors & Semiconductor Equipment	493,192,243

	Software & Services — 28.1%
1,534,322	Accenture Plc – Class A	238,955,308
242,392	Alphabet, Inc. – Class A *	266,631,200
222,947	Alphabet, Inc. – Class C *	241,895,265
2,462,071	Cognizant Technology Solutions Corp. – Class A	185,517,050
487,256	Facebook, Inc. – Class A *	93,445,956
453,797	Mastercard, Inc. – Class A	86,275,886
4,033,639	Microsoft Corp.	398,684,879
9,447,273	Oracle Corp.	441,376,595
900,942	SAP SE	101,488,562
897,460	Teradata Corp. *	35,781,730
643,239	Visa, Inc. – Class A	84,084,202

	Total Software & Services	2,174,136,633

	Technology Hardware & Equipment — 9.0%
542,979	Amphenol Corp. – Class A	47,201,165
2,507,978	Apple, Inc.	468,665,849
4,269,071	Cisco Systems, Inc.	182,332,022

	Total Technology Hardware & Equipment	698,199,036

	TOTAL COMMON STOCKS (COST $5,386,034,375)	7,605,331,952

	MUTUAL FUNDS — 0.8%

	Affiliated Issuers — 0.8%
2,646,857	GMO U.S. Treasury Fund	66,118,509

	TOTAL MUTUAL FUNDS (COST $66,112,501)	66,118,509

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.1%
4,980,090	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (a)	4,980,090

	U.S. Government — 0.5%
36,500,000	U.S. Treasury Bill, 2.02%, due 11/08/18 (b)	36,177,583

	TOTAL SHORT-TERM INVESTMENTS (COST $41,154,637)	41,157,673

	TOTAL INVESTMENTS — 99.8% (Cost $5,493,301,513)	7,712,608,134
	Other Assets and Liabilities (net) — 0.2%	14,069,856

	TOTAL NET ASSETS — 100.0%	$7,726,677,990

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(b)	The rate shown represents yield-to-maturity.

Country Summary¤	% of Investments
United States	84.7%
United Kingdom	6.3
Switzerland	4.8
Taiwan	1.8
Germany	1.3
France	1.1

100.0%

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.5%

	Argentina — 1.1%
468,500	Adecoagro SA *	3,808,905

	Australia — 3.9%
191,901	Beach Energy Ltd	236,627
314,919	Mineral Resources Ltd	4,373,661
126,040	Nufarm Ltd	901,615
141,654	OZ Minerals Ltd	1,050,520
246,902	Sandfire Resources NL	1,616,361
1,258,923	South32 Ltd	3,529,673
213,663	Tassal Group Ltd	662,940
77,531	Woodside Petroleum Ltd	1,894,509

	Total Australia	14,265,906

	Austria — 0.7%
46,252	OMV AG	2,650,244

	Brazil — 0.7%
191,900	Cosan SA Industria e Comercio	1,996,214
91,757	Sao Martinho SA	431,620

	Total Brazil	2,427,834

	Canada — 0.9%
71,800	Canadian Solar Inc *	1,192,598
17,631	Nutrien Ltd	893,010
24,640	Nutrien Ltd	1,246,823

	Total Canada	3,332,431

	China — 2.9%
1,815,000	China High Speed Transmission Equipment Group Co Ltd	2,648,991
1,851,000	China Singyes Solar Technologies Holdings Ltd *	686,348
879,600	Inner Mongolia Eerduosi Resourses Co Ltd – Class A	1,392,342
2,632,400	Xinjiang Goldwind Science & Technology Co Ltd – Class H	4,195,346
4,172,000	Xinyi Solar Holdings Ltd	1,718,061

	Total China	10,641,088

	Colombia — 0.8%
2,574,227	Ecopetrol SA	2,752,041

	Denmark — 1.9%
107,214	Vestas Wind Systems A/S	7,024,867

	Finland — 0.1%
40,529	Kemira Oyj	528,145

	France — 5.0%
224,283	Suez	3,077,977
161,848	TOTAL SA	9,839,370
144,882	Veolia Environnement SA	3,286,918
26,706	Vilmorin & Cie SA	1,795,314

	Total France	17,999,579

	Germany — 0.8%
45,684	CropEnergies AG	317,068
27,799	K+S AG (Registered)	743,035

Shares	Description	Value ($)
	Germany — continued
54,975	Nordex SE *	669,387
303,954	PNE Wind AG (Registered)	881,553
27,027	Senvion SA *	334,892

	Total Germany	2,945,935

	Hungary — 0.5%
198,810	MOL Hungarian Oil & Gas Plc	1,876,351

	India — 0.5%
618,247	Oil & Natural Gas Corp Ltd	1,627,511

	Israel — 1.8%
928,054	Israel Chemicals Ltd	4,296,447
8,050	Israel Corp Ltd (The)	1,651,821
10,565	Jerusalem Oil Exploration *	557,922

	Total Israel	6,506,190

	Italy — 0.3%
264,495	Saipem SPA *	1,121,798

	Japan — 5.8%
65,100	ADEKA Corp	1,169,396
56,100	Ebara Corp	1,921,029
241,900	Hitachi Zosen Corp	1,236,580
172,200	Kubota Corp	2,891,163
85,600	Kumiai Chemical Industry Co Ltd	534,666
47,700	Kurita Water Industries Ltd	1,365,030
159,700	Mitsubishi Materials Corp	4,418,916
24,800	Modec Inc	671,333
22,400	Nittetsu Mining Co Ltd	1,104,176
11,800	Organo Corp	333,398
61,500	Shinko Plantech Co Ltd	545,290
191,600	Sumitomo Forestry Co Ltd	2,917,703
108,200	Takuma Co Ltd	1,245,045
18,300	Toyo Kanetsu KK	635,201

	Total Japan	20,988,926

	Netherlands — 0.1%
16,083	SIF Holding NV	342,298

	Norway — 8.3%
498,153	Austevoll Seafood ASA	5,968,432
43,633	Bakkafrost P/F	2,287,636
202,426	Equinor ASA	5,321,307
226,037	Grieg Seafood ASA	2,536,278
75,769	Marine Harvest ASA	1,515,903
108,001	Ocean Yield ASA	927,959
186,888	Petroleum Geo-Services ASA *	898,901
82,994	Salmar ASA	3,618,514
161,746	Subsea 7 SA	2,465,471
114,488	Yara International ASA	4,725,930

	Total Norway	30,266,331

	Pakistan — 0.6%
2,084,000	Engro Fertilizers Ltd	1,341,504
655,100	Oil & Gas Development Co Ltd	922,774

	Total Pakistan	2,264,278

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Poland — 1.6%
191,332	KGHM Polska Miedz SA	4,401,903
998,757	Polskie Gornictwo Naftowe i Gazownictwo SA	1,548,094

	Total Poland	5,949,997

	Qatar — 0.1%
76,406	Gulf International Services QSC *	353,419

	Russia — 12.2%
1,320,340	Gazprom Neft PJSC	6,808,196
128,944	LUKOIL PJSC Sponsored ADR	8,588,924
469,477	MMC Norilsk Nickel PJSC ADR	8,320,140
25,205	Novatek PJSC Sponsered GDR (Registered)	3,626,106
256,359	PhosAgro PJSC GDR (Registered)	3,403,557
519,568	Ros Agro Plc GDR (Registered)	5,794,140
489,923	Rosneft PJSC GDR (Registered)	2,976,465
66,035	Tatneft PJSC Sponsored ADR	4,214,259
79,948	TMK PJSC GDR (Registered)	432,808

	Total Russia	44,164,595

	Singapore — 0.1%
3,529,686	Ezion Holdings Ltd *	288,222
2,725,600	Ezra Holdings Ltd * (a)	—

	Total Singapore	288,222

	South Africa — 1.3%
83,779	African Rainbow Minerals Ltd	720,606
108,937	Sasol Ltd	3,929,758

	Total South Africa	4,650,364

	South Korea — 0.9%
8,688	Korea Zinc Co Ltd	3,266,262

	Spain — 1.6%
52,462	Fomento de Construcciones y Contratas SA *	653,034
238,607	Repsol SA	4,547,358
14,593	Tecnicas Reunidas SA	432,219

	Total Spain	5,632,611

	Sweden — 1.4%
100,274	Boliden AB *	65,162
142,691	Boliden AB	5,031,860

	Total Sweden	5,097,022

	Switzerland — 0.1%
352	Gurit Holding AG	297,000

	Thailand — 2.2%
1,710,800	Esso Thailand Pcl	785,747
572,864	PTT Exploration & Production Pcl (Foreign Registered)	2,397,202
2,951,210	PTT Pcl (Foreign Registered)	4,795,906

	Total Thailand	7,978,855

	Turkey — 0.1%
24,697	Turk Traktor ve Ziraat Makineleri AS	319,613

	Ukraine — 0.7%
189,835	Kernel Holding SA	2,685,388

Shares	Description	Value ($)
	United Kingdom — 16.3%
695,529	Anglo American Plc	16,609,168
508,516	BHP Billiton Plc	11,692,226
282,871	BP Plc	2,163,456
1,259,238	EnQuest Plc *	585,005
744,069	Glencore Plc *	3,674,661
238,859	Petrofac Ltd	1,846,316
157,830	Polypipe Group Plc	808,660
420,640	Premier Oil Plc *	666,855
344,924	Rio Tinto Plc	19,454,152
48,738	Royal Dutch Shell Plc A Shares (London)	1,689,849

	Total United Kingdom	59,190,348

	United States — 14.2%
10,700	AGCO Corp.	680,520
64,800	Albemarle Corp.	6,056,856
26,600	American Vanguard Corp.	573,230
219,402	Chesapeake Energy Corp. *	980,727
13,600	Deere & Co.	2,033,336
340,608	Denbury Resources, Inc. *	1,447,584
54,500	Diamond Offshore Drilling, Inc. *	989,720
324,384	Ensco Plc – Class A	2,108,496
77,100	First Solar, Inc. *	5,212,731
1,012,354	Freeport-McMoRan, Inc.	17,108,782
241,300	Noble Corp Plc *	1,341,628
80,400	Renewable Energy Group, Inc. *	1,435,140
22,500	Rexnord Corp. *	656,550
79,900	Rowan Cos Plc – Class A *	1,246,440
171,355	SolarEdge Technologies, Inc. *	9,570,177

	Total United States	51,441,917

	TOTAL COMMON STOCKS (COST $258,804,670)	324,686,271

	PREFERRED STOCKS (b) — 9.1%

	Brazil — 2.8%
1,234,799	Bradespar SA	10,312,807

	Chile — 4.4%
305,512	Sociedad Quimica y Minera de Chile SA Sponsored ADR	15,926,340

	Russia — 1.9%
46,950	Bashneft PJSC	1,308,419
7,048,984	Surgutneftegas OJSC	3,454,404
285,451	Tatneft PJSC	2,090,608

	Total Russia	6,853,431

	TOTAL PREFERRED STOCKS (COST $20,510,775)	33,092,578

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%
2,117,812	Ezion Holdings Ltd, Expires 04/03/19 * (c)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.4%

	United States — 0.4%
	Affiliated Issuers — 0.4%
51,391	GMO U.S. Treasury Fund	1,283,746

	TOTAL MUTUAL FUNDS (COST $1,283,733)	1,283,746

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Fund — 0.4%
1,491,190	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (d)	1,491,190

	TOTAL SHORT-TERM INVESTMENTS (COST $1,491,190)	1,491,190

	TOTAL INVESTMENTS — 99.4% (Cost $282,090,368)	360,553,785
	Other Assets and Liabilities (net) — 0.6%	2,118,436

	TOTAL NET ASSETS — 100.0%	$362,672,221

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Investment valued using significant unobservable inputs.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 55.9%

	U.S. Government — 41.0%
30,000,000	U.S. Treasury Note, 1.00%, due 11/30/18 (a)	29,837,109
25,000,000	U.S. Treasury Note, USBM + 0.05%, 1.95%, due 10/31/19	25,016,515

	Total U.S. Government	54,853,624

	U.S. Government Agency — 14.9%
10,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. U.S. LIBOR – 0.11%, 1.84%, due 04/22/19	9,998,257
10,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. U.S. LIBOR – 0.16%, 1.91%, due 06/12/19	10,012,315

	Total U.S. Government Agency	20,010,572

	TOTAL DEBT OBLIGATIONS (COST $74,936,109)	74,864,196

	SHORT-TERM INVESTMENTS — 44.1%

	Money Market Funds — 0.4%
581,134	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (b)	581,134

	TOTAL MONEY MARKET FUNDS (COST $581,134)	581,134

Par Value† / Shares	Description	Value ($)
	U.S. Government — 41.5%
20,850,000	U.S. Treasury Bill, 1.74%, due 07/12/18 (a) (c)	20,808,385
1,700,000	U.S. Treasury Bill, 1.87%, due 08/23/18 (c)	1,692,715
15,500,000	U.S. Treasury Bill, 1.99%, due 10/25/18 (c)	15,376,635
17,700,000	U.S. Treasury Note, 1.50%, due 08/31/18 (a)	17,679,999

	TOTAL U.S. GOVERNMENT (COST $55,583,400)	55,557,734

	U.S. Government Agency — 2.2%
3,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR – 0.25%, 2.11%, due 10/18/18	3,002,402

	TOTAL U.S. GOVERNMENT AGENCY (COST $2,999,407)	3,002,402

	TOTAL SHORT-TERM INVESTMENTS (COST $59,163,941)	59,141,270

	TOTAL INVESTMENTS — 100.0% (Cost $134,100,050)	134,005,466
	Other Assets and Liabilities (net) — 0.0%	4,382

	TOTAL NET ASSETS — 100.0%	$134,009,848

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Written Options – Puts

Index Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
FTSE 100 Index	MSLC	7,775.00	06/15/18	258	GBP	19,809,756	(455,805)
S&P 500 Index	MSLC	2,720.00	06/01/18	315	USD	85,216,005	(519,750)
S&P ASX 200 Index	MSLC	6,100.00	06/21/18	439	AUD	26,392,241	(362,060)

		TOTAL INDEX OPTIONS – PUTS (Premiums $957,326)					(1,337,615)

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

LIBOR - London Interbank Offered Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.
(b)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(c)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

MSLC - Morgan Stanley & Co. LLC

Currency Abbreviations:

AUD - Australian Dollar

GBP - British Pound

USD - United States Dollar

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%

	Australia — 3.3%
25,843	BlueScope Steel Ltd	336,748
15,966	Caltex Australia Ltd	354,086
1,735	CIMIC Group Ltd	53,959
21,619	Costa Group Holdings Ltd	125,442
1,963	CSL Ltd	275,545
22,500	CSR Ltd	85,127
6,153	Genworth Mortgage Insurance Australia Ltd	11,380
353	LendLease Group	4,996
910	Macquarie Group Ltd	78,410
9,892	Mineral Resources Ltd	137,382
19,984	OZ Minerals Ltd	148,203
1,760	Primary Health Care Ltd	4,975
47,548	South32 Ltd	133,311
228	Wesfarmers Ltd	7,845
6,716	WorleyParsons Ltd	84,002

	Total Australia	1,841,411

	Austria — 2.0%
8,473	OMV AG	485,504
6,409	Raiffeisen Bank International AG *	201,686
7,528	voestalpine AG	401,983

	Total Austria	1,089,173

	Belgium — 0.3%
2,430	Ageas	122,935
4,294	AGFA-Gevaert NV *	15,363
161	UCB SA	12,656

	Total Belgium	150,954

	Brazil — 0.5%
1,600	Banco do Brasil SA	13,026
900	Banco Santander Brasil SA	8,151
3,200	Centrais Eletricas Brasileiras SA *	12,550
3,300	Cia de Saneamento Basico do Estado de Sao Paulo	23,118
600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,122
20,400	JBS SA	48,902
5,000	Kroton Educacional SA	14,488
10,182	Vale SA	138,138
400	Via Varejo SA	2,505

	Total Brazil	265,000

	Canada — 0.3%
600	BRP Inc Sub Voting	27,950
200	Magna International Inc	12,824
400	Magna International Inc	25,628
400	Power Corp of Canada	9,320
1,000	Royal Bank of Canada	75,582
600	Sun Life Financial Inc	24,798

	Total Canada	176,102

	China — 3.3%
8,000	Agile Group Holdings Ltd	15,113
260,000	Agricultural Bank of China Ltd – Class H	133,470

Shares	Description	Value ($)
	China — continued
2,000	Anhui Conch Cement Co Ltd – Class H	12,212
10,000	ANTA Sports Products Ltd	57,715
41,000	Bank of China Ltd – Class H	21,410
16,000	Bank of Communications Co Ltd – Class H	12,619
32,000	Beijing Capital International Airport Co Ltd – Class H	47,105
33,000	China CITIC Bank Corp Ltd – Class H	22,304
88,000	China Communications Services Corp Ltd – Class H	56,498
22,000	China Evergrande Group *	63,866
78,200	China National Building Material Co Ltd – Class H *	88,886
102,000	China Petroleum & Chemical Corp – Class H	99,223
21,000	China Railway Construction Corp Ltd – Class H	23,723
44,000	China Resources Cement Holdings Ltd	51,512
5,000	China Resources Pharmaceutical Group Ltd	7,664
31,000	China Shenhua Energy Co Ltd – Class H	80,641
234,000	China Telecom Corp Ltd – Class H	108,791
300	China Yuchai International Ltd	6,915
18,000	Chongqing Rural Commercial Bank Co Ltd – Class H	11,974
11,000	Country Garden Holdings Co Ltd	21,376
70,000	Dongfeng Motor Group Co Ltd – Class H	79,737
34,000	Geely Automobile Holdings Ltd	95,477
2,000	Guangdong Investment Ltd	3,357
24,000	Guangzhou R&F Properties Co Ltd – Class H	55,873
7,000	Haier Electronics Group Co Ltd *	25,095
20,000	Harbin Electric Co Ltd – Class H	6,952
39,000	Huabao International Holdings Ltd	25,666
19,500	Kingboard Chemical Holdings Ltd	77,145
23,000	Kingboard Laminates Holdings Ltd	30,256
18,000	Lee & Man Paper Manufacturing Ltd	20,985
6,000	Lonking Holdings Ltd	3,001
13,000	People’s Insurance Co Group of China Ltd (The) – Class H	6,121
37,000	Postal Savings Bank of China Co Ltd – Class H	24,644
14,100	Shanghai Pharmaceuticals Holding Co Ltd – Class H	43,387
16,000	Shenzhen Expressway Co Ltd – Class H	16,734
29,000	Shimao Property Holdings Ltd	85,052
19,000	Sino Biopharmaceutical Ltd	47,862
23,000	Sinopec Engineering Group Co Ltd – Class H	24,611
5,500	Sinotruk Hong Kong Ltd	7,755
1,000	Tencent Holdings Ltd	51,052
34,000	TravelSky Technology Ltd – Class H	98,786
31,000	Weichai Power Co Ltd – Class H	41,306

	Total China	1,813,871

	Colombia — 0.1%
2,700	Ecopetrol SA Sponsored ADR	58,023

	Denmark — 0.3%
3,210	Novo Nordisk A/S – Class B	152,566

	Finland — 0.8%
12,720	UPM-Kymmene Oyj	466,911

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	France — 9.0%
24,864	Air France-KLM *	197,081
81	Amundi SA	5,921
396	Atos SE	53,760
7,177	AXA SA	179,823
11,740	BNP Paribas SA	729,475
338	Bouygues SA	15,608
1,428	Christian Dior SE	608,101
890	Cie Generale des Etablissements Michelin	115,062
113	Cie Plastic Omnium SA	5,223
1,101	CNP Assurances	25,783
2,933	Derichebourg SA	17,836
665	Jacquet Metal Service	21,088
1,266	L’Oreal SA	304,902
19	LVMH Moet Hennessy Louis Vuitton SE	6,616
8,643	Peugeot SA	202,120
4,401	Renault SA	426,764
4,442	Sanofi	340,497
1,000	Sanofi ADR	38,270
11,695	Societe Generale SA	504,786
9,700	STMicroelectronics NV – NY Shares	231,539
39,035	STMicroelectronics NV	930,745
195	TOTAL SA	11,855

	Total France	4,972,855

	Germany — 9.2%
5,768	Allianz SE (Registered)	1,188,394
540	BASF SE	53,317
6,407	Bayer AG (Registered)	764,699
5,630	Bayerische Motoren Werke AG	562,573
221	Covestro AG	20,134
7,749	Daimler AG (Registered Shares)	559,789
31,245	Deutsche Lufthansa AG (Registered)	847,954
3,199	Duerr AG	321,160
806	Elmos Semiconductor AG	24,856
3,652	Freenet AG	104,837
174	Hannover Rueck SE	21,957
131	Henkel AG & Co KGaA	14,771
160	Isra Vision AG	8,127
4,148	Leoni AG	248,929
543	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	111,619
494	Siltronic AG	83,267
1,036	Uniper SE	32,794
318	Volkswagen AG	58,894
1,594	Wacker Neuson SE	48,399

	Total Germany	5,076,470

	Greece — 0.0%
559	Mytilineos Holdings SA *	5,938

	Hong Kong — 4.1%
84,000	BOC Hong Kong Holdings Ltd	420,476
11,200	Dah Sing Banking Group Ltd	25,655
8,000	Kerry Properties Ltd	42,664

Shares	Description	Value ($)
	Hong Kong — continued
50,000	Link (REIT)	440,533
4,000	Minth Group Ltd	18,305
677,000	WH Group Ltd	693,602
46,000	Wharf Holdings Ltd (The)	147,979
43,000	Wharf Real Estate Investment Co Ltd	330,635
22,000	Wheelock & Co Ltd	165,229

	Total Hong Kong	2,285,078

	Hungary — 0.2%
2,708	MOL Hungarian Oil & Gas Plc	25,558
900	OTP Bank Plc	32,252
1,681	Richter Gedeon Nyrt	32,929

	Total Hungary	90,739

	India — 0.9%
589	Cadila Healthcare Ltd *	3,151
5,291	Firstsource Solutions Ltd *	5,679
7,227	HCL Technologies Ltd	97,095
335	Hero MotoCorp Ltd	17,610
11,445	Hindalco Industries Ltd	39,750
6,576	Hindustan Petroleum Corp Ltd	30,446
2,126	Indiabulls Housing Finance Ltd	39,564
1,056	Indian Oil Corp Ltd	2,730
2,300	Infosys Ltd Sponsored ADR	41,837
2,139	Karnataka Bank Ltd (The)	3,798
537	Maruti Suzuki India Ltd	67,944
139	Merck Ltd	4,811
517	NIIT Technologies Ltd	8,595
3,486	NMDC Ltd	6,042
2,833	PTC India Ltd	3,561
1,398	Reliance Industries Ltd	19,047
3,365	Rural Electrification Corp Ltd	5,883
4,026	Syndicate Bank *	2,943
1,453	Tech Mahindra Ltd	15,259
469	UPL Ltd	4,916
9,740	Vedanta Ltd	35,989
4,331	Wipro Ltd	16,911
700	Yes Bank Ltd *	3,589

	Total India	477,150

	Ireland — 0.5%
6,190	Smurfit Kappa Group Plc	255,413

	Italy — 5.2%
11,005	Arnoldo Mondadori Editore SPA *	15,758
429	Datalogic SPA	14,848
139	El.En. SPA	4,846
130,904	Enel SPA	719,426
9,589	EXOR NV	696,445
13,208	Fiat Chrysler Automobiles NV *	299,358
43,100	Fiat Chrysler Automobiles NV	1,001,213
8,081	Fincantieri SPA	12,837
391	Prima Industrie SPA	16,438
12,969	Societa Cattolica di Assicurazioni SC	111,567

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
1,211	Vittoria Assicurazioni SPA	19,721

	Total Italy	2,912,457

	Japan — 24.4%
600	Acom Co Ltd	2,510
900	Arakawa Chemical Industries Ltd	15,073
5,900	Asahi Group Holdings Ltd	307,666
37,400	Asahi Kasei Corp	511,328
3,600	Astellas Pharma Inc	55,749
22,200	Brother Industries Ltd	462,488
5,000	Canon Inc	170,497
2,500	CKD Corp	51,494
200	Dai-ichi Seiko Co Ltd	3,675
2,300	Daito Trust Construction Co Ltd	374,877
3,500	Daiwa House Industry Co Ltd	126,424
200	DIC Corp	6,508
700	Fancl Corp	32,209
500	Foster Electric Co Ltd	7,638
24,000	Fujitsu Ltd	146,341
2,600	Hanwa Co Ltd	109,288
29,800	Haseko Corp	451,163
151,000	Hitachi Ltd	1,099,395
100	House Foods Group Inc	3,656
2,500	Idemitsu Kosan Co Ltd	83,444
60,200	ITOCHU Corp	1,126,448
1,400	Juki Corp	15,446
11,640	K’s Holdings Corp	140,771
1,000	Kajima Corp	8,137
1,400	Kamei Corp	20,410
22,200	KDDI Corp	598,811
100	Keyence Corp	61,080
1,100	Kitz Corp	9,811
100	Kose Corp	21,648
1,100	Leopalace21 Corp	7,559
400	Lion Corp	7,290
500	Mandom Corp	16,262
65,600	Marubeni Corp	508,886
5,300	Medipal Holdings Corp	121,820
108,800	Mitsubishi Chemical Holdings Corp	1,001,969
11,600	Mitsubishi Corp	321,511
28,800	Mitsubishi Electric Corp	408,147
3,500	Mitsubishi Gas Chemical Co Inc	88,894
300	Modec Inc	8,121
400	Nachi-Fujikoshi Corp	19,055
300	Nagase & Co Ltd	4,986
6,600	NET One Systems Co Ltd	107,168
3,400	Nexon Co Ltd *	56,092
2,000	Nichias Corp	25,065
300	Nippon Chemi-Con Corp *	11,258
22,200	Nippon Telegraph & Telephone Corp	1,037,114
400	Nisshin Oillio Group Ltd (The)	11,403
500	Omron Corp	26,133
400	Pola Orbis Holdings Inc	19,723

Shares	Description	Value ($)
	Japan — continued
9,000	Prima Meat Packers Ltd	53,776
1,400	Rohm Co Ltd	128,917
1,300	Rohto Pharmaceutical Co Ltd	41,785
3,300	Sekisui Chemical Co Ltd	54,053
3,800	Showa Denko KK	163,209
127,500	Sojitz Corp	452,556
100	ST Corp	2,451
102,000	Sumitomo Chemical Co Ltd	614,004
14,000	Sumitomo Corp	234,009
220	Suzuken Co Ltd	9,833
500	T-Gaia Corp	14,011
100	TDK Corp	8,936
3,500	Tokyo Electron Ltd	653,138
35,700	Tosoh Corp	622,910
14,900	Toyota Tsusho Corp	511,953
8,260	USS Co Ltd	155,793

	Total Japan	13,553,775

	Malaysia — 0.0%
2,400	Top Glove Corp Berhad	6,170

	Malta — 0.0%
1,718,063	BGP Holdings Plc * (a)	—

	Mexico — 0.3%
7,000	America Movil SAB de CV – Class L	5,429
6,400	Arca Continental SAB de CV	38,506
330	Gruma SAB de CV – Class B	3,472
300	Grupo Aeroportuario del Pacifico SAB de CV – Class B	2,559
6,300	OHL Mexico SAB de CV	8,497
48,500	Wal-Mart de Mexico SAB de CV	122,146

	Total Mexico	180,609

	Netherlands — 1.5%
179	Heineken Holding NV	17,438
54,184	ING Groep NV	789,175
479	Unilever NV CVA	26,713

	Total Netherlands	833,326

	New Zealand — 0.1%
1,750	Fletcher Building Ltd	8,067
12,946	Spark New Zealand Ltd	33,095

	Total New Zealand	41,162

	Norway — 1.4%
12,050	DNB ASA	215,973
14,481	Equinor ASA	380,672
458	Norsk Hydro ASA	2,882
2,652	SpareBank 1 SR Bank ASA	25,428
706	Storebrand ASA	5,775
10,918	Subsea 7 SA	166,422

	Total Norway	797,152

	Poland — 0.0%
100	KGHM Polska Miedz SA	2,301

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.0%
19,283	Sonae SGPS SA	23,806

	Russia — 0.1%
72,000	Inter RAO UES PJSC	4,720
341,000	RusHydro PJSC	3,958
2,219	Sberbank of Russia Sponsored ADR	31,820
134	Tatneft PJSC Sponsored ADR	8,552

	Total Russia	49,050

	Singapore — 1.0%
19,400	DBS Group Holdings Ltd	408,184
1,100	Singapore Exchange Ltd	5,937
7,200	Venture Corp Ltd	112,562
37,400	Yanlord Land Group Ltd	47,067

	Total Singapore	573,750

	South Africa — 0.9%
366	Astral Foods Ltd	7,734
6,614	Barclays Africa Group Ltd	84,091
4,867	Barloworld Ltd	50,625
3,080	Bidvest Group Ltd (The)	48,819
2,157	Blue Label Telecoms Ltd	1,992
2,367	Clicks Group Ltd	37,600
1,413	Imperial Holdings Ltd	22,680
125	Kumba Iron Ore Ltd	2,840
1,232	Liberty Holdings Ltd	11,722
2,156	Mondi Ltd	59,283
2,079	Nedbank Group Ltd	44,612
748	Rand Merchant Investment Holdings Ltd	2,259
2,621	Raubex Group Ltd	4,683
619	RMB Holdings Ltd	3,533
6,809	Standard Bank Group Ltd	110,775

	Total South Africa	493,248

	South Korea — 1.4%
47	Chong Kun Dang Pharmaceutical Corp	4,564
41	Coway Co Ltd	3,319
52	DB Insurance Co Ltd	2,821
153	E-MART Inc	35,405
1,864	Hana Financial Group Inc	71,840
26	Hanssem Co Ltd	2,723
648	Hanwha Life Insurance Co Ltd	3,347
625	Hyundai Marine & Fire Insurance Co Ltd	19,742
4,502	Industrial Bank of Korea	65,000
1,518	KB Financial Group Inc	73,014
114	Kia Motors Corp	3,289
47	Korea Investment Holdings Co Ltd	4,075
39	KT&G Corp	3,473
57	LG Corp	3,875
831	LG Electronics Inc	71,237
80	LOTTE Himart Co Ltd	5,833
14	Lotte Shopping Co Ltd	2,901
783	Meritz Fire & Marine Insurance Co Ltd	14,867
75	NHN Entertainment Corp *	4,596

Shares	Description	Value ($)
	South Korea — continued
32	Samsung SDS Co Ltd	6,231
1,221	Shinhan Financial Group Co Ltd	49,838
119	Shinsegae Inc	48,242
2,143	SK Hynix Inc	185,302
1,400	SK Telecom Co Ltd Sponsored ADR	31,948
3,340	Woori Bank	47,309

	Total South Korea	764,791

	Spain — 0.5%
1,514	Amadeus IT Group SA	120,219
120	Ferrovial SA	2,453
2,769	Grifols SA	81,629
5,669	International Consolidated Airlines Group SA	51,519

	Total Spain	255,820

	Sweden — 4.2%
10,456	Atlas Copco AB – A Redemption *	9,484
10,456	Atlas Copco AB – A Shares	414,768
1,915	Atlas Copco AB – B Redemption *	1,735
1,915	Atlas Copco AB – B Shares	69,238
1,647	Bufab AB	22,106
699	Electrolux AB – Series B	17,254
1,492	Kindred Group Plc SDR	18,885
249	Oriflame Holding AG	8,398
28,034	Sandvik AB	486,220
14,930	Svenska Cellulosa AB SCA – Class B	165,499
1,624	Swedish Match AB	77,026
2,991	Volvo AB – A Shares	51,343
58,205	Volvo AB – B Shares	1,001,071

	Total Sweden	2,343,027

	Switzerland — 4.1%
698	ALSO Holding AG (Registered) *	86,972
656	Baloise Holding AG (Registered)	96,372
5	Barry Callebaut AG (Registered)	8,758
44	Bell Food Group AG (Registered)	14,760
327	BKW AG	20,653
690	Bobst Group SA (Registered)	74,960
32	Comet Holding AG (Registered) *	4,216
216	Georg Fischer AG (Registered)	279,239
137	Idorsia Ltd *	3,318
2,750	Logitech International SA (Registered)	112,319
7,752	Nestle SA (Registered)	585,915
2,112	Novartis AG (Registered)	157,012
255	Orior AG	22,775
224	Roche Holding AG	48,028
105	Roche Holding AG	22,913
45	Sika AG	359,888
199	Swatch Group AG (The) (Registered)	17,688
1,031	Swiss Life Holding AG (Registered) *	351,665

	Total Switzerland	2,267,451

	Taiwan — 1.0%
13,093	ASE Industrial Holding Co Ltd	33,211
4,000	Asustek Computer Inc	36,153

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
22,428	Chang Hwa Commercial Bank Ltd	13,111
2,010	Chicony Power Technology Co Ltd	3,427
1,000	Formosa Chemicals & Fibre Corp	3,828
2,000	Fubon Financial Holding Co Ltd	3,466
5,000	Gigabyte Technology Co Ltd	13,154
53,200	Hon Hai Precision Industry Co Ltd	151,782
62,000	Inventec Corp	49,979
2,000	Micro-Star International Co Ltd	8,268
4,000	Mitac Holdings Corp	4,381
1,000	Nan Ya Plastics Corp	2,785
9,000	Novatek Microelectronics Corp	40,535
2,000	Phison Electronics Corp	18,300
9,000	Pou Chen Corp	11,013
10,000	Radiant Opto-Electronics Corp	20,868
11,000	Sunplus Technology Co Ltd	5,671
900	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	34,830
2,304	Topco Scientific Co Ltd	6,270
2,000	Uni-President Enterprises Corp	4,874
138,000	United Microelectronics Corp	76,589
7,000	Yuanta Financial Holding Co Ltd	3,287

	Total Taiwan	545,782

	Thailand — 0.2%
10,000	Amata Corp Pcl NVDR	7,166
17,900	GFPT Pcl NVDR	6,710
15,400	Indorama Ventures Pcl NVDR	27,993
500	Kasikornbank Pcl (Foreign Registered) (b)	3,042
6,200	PTT Exploration & Production Pcl NVDR	25,944
24,000	PTT Pcl NVDR	39,002
6,600	Supalai Pcl NVDR *	5,205
9,200	Thai Airways International Pcl NVDR *	4,516

	Total Thailand	119,578

	Turkey — 0.2%
19,508	KOC Holding AS	60,177
24,480	Turkiye Is Bankasi – Class C	32,226
22,954	Turkiye Sise ve Cam Fabrikalari AS	20,186

	Total Turkey	112,589

	United Kingdom — 14.1%
48,521	3i Group Plc	613,845
872	Ashtead Group Plc	26,951
11,366	AstraZeneca Plc	829,217
370	Bellway Plc	16,137
5,923	Berkeley Group Holdings Plc (The)	334,055
16,525	British American Tobacco Plc	848,238
9,658	Coca-Cola HBC AG *	329,661
13,484	Diageo Plc	495,446
10,536	Electrocomponents Plc	98,465
1,262	Fenner Plc	10,210
38,474	Ferrexpo Plc	111,938
50,198	GlaxoSmithKline Plc	1,017,004
100,290	HSBC Holdings Plc	959,992

Shares	Description	Value ($)
	United Kingdom — continued
3,581	IG Group Holdings Plc	41,122
19,452	Inchcape Plc	189,056
2,013	Man Group Plc	4,853
1,218	Morgan Sindall Group Plc	23,678
874	Next Plc	67,320
2,800	Nomad Foods Ltd *	48,720
22,669	Persimmon Plc	852,954
5,243	Plus500 Ltd	113,626
834	QinetiQ Group Plc	2,926
7,672	Royal Dutch Shell Plc A Shares (London)	266,005
3,096	Royal Mail Plc	20,833
7,290	RPS Group Plc	25,530
10,383	Spirent Communications Plc	15,963
100,605	Thomas Cook Group Plc	150,569
12,630	TUI AG	293,034
1,528	William Hill Plc	6,495

	Total United Kingdom	7,813,843

	TOTAL COMMON STOCKS (COST $35,278,315)	52,867,341

	PREFERRED STOCKS (c) — 2.2%

	Brazil — 0.5%
15,133	Banco Bradesco SA	118,323
7,900	Bradespar SA	65,979
500	Braskem SA – Class A	6,089
7,600	Centrais Eletricas Brasileiras SA – Class B *	34,125
2,700	Cia Energetica de Sao Paulo – Class B	11,981
14,745	Itausa – Investimentos Itau SA	44,424

	Total Brazil	280,921

	Germany — 1.4%
1,142	Bayerische Motoren Werke AG	100,049
133	Henkel AG & Co KGaA	16,419
3,226	Porsche Automobil Holding SE	237,649
2,144	Volkswagen AG	402,684

	Total Germany	756,801

	South Korea — 0.3%
97	Hyundai Motor Co	8,035
263	Hyundai Motor Co 2nd Preference	23,031
142	LG Electronics Inc	4,955
3,850	Samsung Electronics Co Ltd	143,999

	Total South Korea	180,020

	TOTAL PREFERRED STOCKS (COST $775,717)	1,217,742

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%
120	Ferrovial SA, Expires 6/12/18 *	44

	Switzerland — 0.0%
44	Bell Food Group AG, Expires 06/06/18 *	1,385

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.0%
1,650	Supalai Pcl, Expires 10/19/18 *	1,066

	TOTAL RIGHTS/WARRANTS (COST $43)	2,495

	MUTUAL FUNDS — 1.5%

	United States — 1.5%
	Affiliated Issuers — 1.5%
33,306	GMO U.S. Treasury Fund	831,983

	TOTAL MUTUAL FUNDS (COST $831,906)	831,983

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%
129,065	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (d)	129,065

	TOTAL SHORT-TERM INVESTMENTS (COST $129,065)	129,065

	TOTAL INVESTMENTS — 99.3% (Cost $37,015,046)	55,048,626
	Other Assets and Liabilities (net) — 0.7%	393,208

	TOTAL NET ASSETS — 100.0%	$55,441,834

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
7	Mini MSCI EAFE	June 2018	695,450	(17,996)
1	Mini MSCI Emerging Markets	June 2018	56,085	(872)

			$751,535	$(18,868)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO U.S. Equity Fund (formerly GMO U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.5%

	Automobiles & Components — 4.7%
84,000	American Axle & Manufacturing Holdings, Inc. *	1,328,880
94,200	Aptiv Plc	9,184,500
135,000	BorgWarner, Inc.	6,585,300
21,700	Cooper-Standard Holding, Inc. *	2,695,140
209,100	Dana, Inc.	4,662,930
453,700	General Motors Co.	19,372,990
40,880	Lear Corp.	8,094,240
72,200	Modine Manufacturing Co. *	1,299,600
42,000	Stoneridge, Inc. *	1,324,260
57,700	Tenneco, Inc.	2,549,186
31,365	Tower International, Inc.	922,131
12,600	Visteon Corp. *	1,574,496

	Total Automobiles & Components	59,593,653

	Banks — 3.1%
4,136	American National Bankshares, Inc.	164,199
191,200	Citizens Financial Group, Inc.	7,810,520
4,400	CNB Financial Corp.	133,716
8,300	Federal Agricultural Mortgage Corp. – Class C	776,133
117,400	Fifth Third Bancorp	3,590,092
3,200	First Bancorp, Inc.	92,736
5,450	German American Bancorp, Inc.	196,581
138,463	JPMorgan Chase & Co.	14,816,926
65,300	Popular Inc	2,954,172
373,300	Regions Financial Corp.	6,808,992
108,400	TCF Financial Corp.	2,852,004
4,800	Territorial Bancorp, Inc.	146,784

	Total Banks	40,342,855

	Capital Goods — 10.8%
6,100	Alamo Group, Inc.	562,481
28,000	Applied Industrial Technologies, Inc.	1,953,000
44,400	Caterpillar, Inc.	6,744,804
71,500	Cummins, Inc.	10,180,885
53,800	Deere & Co.	8,043,638
61,400	Dover Corp.	4,740,694
162,371	Emerson Electric Co.	11,502,362
34,200	Federal Signal Corp.	817,038
89,700	Fortive Corp.	6,520,293
208,000	Honeywell International, Inc.	30,765,280
77,500	Illinois Tool Works, Inc.	11,136,750
41,100	Ingersoll-Rand Plc	3,597,894
62,800	ITT, Inc.	3,241,736
84,800	Meritor, Inc. *	1,759,600
42,900	Moog, Inc. – Class A	3,497,637
50,700	Oshkosh Corp.	3,688,425
40,400	Owens Corning	2,554,088
40,200	Parker-Hannifin Corp.	6,870,180
38,056	SPX Corp. *	1,303,798
40,200	Stanley Black & Decker, Inc.	5,597,448
22,200	Teledyne Technologies, Inc. *	4,472,412
72,400	Textron, Inc.	4,820,392

Shares	Description	Value ($)
	Capital Goods — continued
47,700	Timken Co. (The)	2,256,210
36,200	Universal Forest Products, Inc.	1,331,436
16,500	Vectrus, Inc. *	529,155

	Total Capital Goods	138,487,636

	Commercial & Professional Services — 1.5%
183,729	ACCO Brands Corp.	2,370,104
47,500	Brady Corp. – Class A	1,852,500
35,742	Deluxe Corp.	2,378,273
14,700	Heidrick & Struggles International, Inc.	555,660
69,400	Herman Miller, Inc.	2,272,850
16,700	ICF International, Inc.	1,179,855
27,600	Insperity, Inc.	2,539,200
17,000	Kforce, Inc.	572,050
34,000	Knoll, Inc.	686,800
49,300	ManpowerGroup, Inc.	4,437,000

	Total Commercial & Professional Services	18,844,292

	Consumer Durables & Apparel — 5.0%
35,200	Acushnet Holdings Corp.	841,632
6,300	Bassett Furniture Industries, Inc.	174,195
59,900	Brunswick Corp.	3,809,640
91,100	Callaway Golf Co.	1,725,434
20,000	Carter’s, Inc.	2,180,200
16,700	Columbia Sportswear Co.	1,454,737
4,000	CSS Industries, Inc.	64,600
6,500	Culp, Inc.	201,825
114,300	DR Horton, Inc.	4,824,603
4,195	Flexsteel Industries, Inc.	156,348
88,500	Garmin Ltd.	5,317,965
9,600	Johnson Outdoors, Inc. – Class A	728,448
62,200	KB Home	1,638,348
27,200	La-Z-Boy, Inc.	848,640
30,000	MDC Holdings, Inc.	947,400
22,300	Movado Group, Inc.	1,094,930
1,040	NVR, Inc. *	3,110,161
120,400	PulteGroup, Inc.	3,642,100
89,200	PVH Corp.	14,272,000
60,900	Skechers U.S.A. Inc-Class A *	1,769,754
148,200	VF Corp.	12,027,912
88,900	Wolverine World Wide, Inc.	2,980,817

	Total Consumer Durables & Apparel	63,811,689

	Consumer Services — 1.9%
51,400	Adtalem Global Education, Inc. *	2,454,350
10,300	American Public Education, Inc. *	438,780
12,000	Bridgepoint Education, Inc. *	82,680
17,980	Drive Shack, Inc. *	117,409
3,700	Graham Holdings Co. – Class B	2,149,145
24,100	Grand Canyon Education, Inc. *	2,677,510
59,200	International Game Technology Plc	1,488,288
57,000	McDonald’s Corp.	9,120,570
58,400	Penn National Gaming, Inc. *	1,990,272
21,700	Regis Corp. *	375,193

GMO U.S. Equity Fund (formerly GMO U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — continued
99,600	Service Corp. International	3,654,324

	Total Consumer Services	24,548,521

	Diversified Financials — 4.0%
103,200	Ameriprise Financial, Inc.	14,306,616
5,121	Ares Commercial Real Estate Corp. (REIT)	70,772
4,788	BlackRock Capital Investment Corp.	29,877
79,100	E*TRADE Financial Corp. *	5,010,985
4,004	Encore Capital Group, Inc. *	157,958
42,000	Enova International, Inc. *	1,411,200
75,000	Federated Investors, Inc. – Class B	1,820,250
137,200	Invesco Ltd.	3,748,304
55,800	Legg Mason, Inc.	2,079,666
6,373	OneMain Holdings, Inc. *	207,314
63,600	Raymond James Financial, Inc.	6,141,216
10,112	Regional Management Corp. *	360,897
44,700	SEI Investments Co.	2,850,966
133,900	State Street Corp.	12,869,129

	Total Diversified Financials	51,065,150

	Energy — 3.7%
37,650	Apergy Corp. *	1,626,104
350,400	Denbury Resources, Inc. *	1,489,200
4,552	Dorian LPG Ltd. *	36,780
23,378	Exterran Corp. *	644,298
146,600	Marathon Petroleum Corp.	11,585,798
316,424	Marathon Oil Corp.	6,780,966
160,400	Phillips 66	18,684,996
50,986	Valero Energy Corp.	6,179,503

	Total Energy	47,027,645

	Food & Staples Retailing — 0.3%
98,600	US Foods Holding Corp. *	3,518,048

	Food, Beverage & Tobacco — 2.1%
216,000	PepsiCo, Inc.	21,654,000
53,600	Tyson Foods, Inc. – Class A	3,616,392
21,700	Universal Corp.	1,435,455

	Total Food, Beverage & Tobacco	26,705,847

	Health Care Equipment & Services — 4.6%
29,469	Anthem, Inc.	6,525,026
316,700	Baxter International, Inc.	22,435,028
194,100	Danaher Corp.	19,270,248
74,500	McKesson Corp.	10,574,530
20,800	Triple-S Management Corp. – Class B *	762,320

	Total Health Care Equipment & Services	59,567,152

	Household & Personal Products — 3.2%
31,200	Clorox Co. (The)	3,769,896
180,100	Estee Lauder Cos, Inc. (The) – Class A	26,914,144
19,000	Inter Parfums, Inc.	1,012,700
130,500	Procter & Gamble Co. (The)	9,548,685

	Total Household & Personal Products	41,245,425

	Insurance — 4.6%
105,898	Aflac, Inc.	4,771,764
91,900	Allstate Corp. (The)	8,590,812

Shares	Description	Value ($)
	Insurance — continued
6,400	American National Insurance Co.	761,600
91,700	CNO Financial Group, Inc.	1,835,834
56,076	First American Financial Corp.	2,920,438
89,828	Lincoln National Corp.	5,954,698
131,400	Old Republic International Corp.	2,756,772
75,800	Principal Financial Group, Inc.	4,229,640
330,600	Progressive Corp. (The)	20,526,954
18,500	Reinsurance Group of America, Inc.	2,764,640
86,598	Unum Group	3,360,868
2,372	W.R. Berkley Corp.	181,387

	Total Insurance	58,655,407

	Materials — 3.6%
76,347	Avery Dennison Corp.	8,018,725
39,200	Boise Cascade Co.	1,869,840
72,700	Eastman Chemical Co.	7,583,337
248,900	Huntsman Corp.	7,957,333
22,900	Koppers Holdings, Inc. *	922,870
89,900	LyondellBasell Industries NV – Class A	10,079,588
14,400	Materion Corp.	785,520
102,100	Owens-Illinois, Inc. *	1,899,060
36,700	Reliance Steel & Aluminum Co.	3,434,019
50,700	Trinseo SA	3,665,610

	Total Materials	46,215,902

	Media — 2.0%
83,000	CBS Corp. – Class B NVDR	4,180,710
99,400	Gannett Co., Inc.	1,050,658
19,400	John Wiley & Sons, Inc. – Class A	1,315,320
311,216	News Corp. – Class A	4,677,576
135,006	News Corp. – Class B	2,085,843
48,300	Omnicom Group, Inc.	3,481,464
22,900	Scholastic Corp.	1,030,271
191,800	Twenty-First Century Fox, Inc. – Class A	7,393,890

	Total Media	25,215,732

	Pharmaceuticals, Biotechnology & Life Sciences — 11.2%
253,500	AbbVie, Inc.	25,081,290
42,200	Biogen, Inc. *	12,405,112
73,700	Bruker Corp.	2,230,899
59,100	Catalent, Inc. *	2,320,266
374,000	Eli Lilly & Co.	31,804,960
74,047	Johnson & Johnson	8,857,502
421,300	Merck & Co., Inc.	25,079,989
989,938	Pfizer, Inc.	35,568,473

	Total Pharmaceuticals, Biotechnology & Life Sciences	143,348,491

	Real Estate — 2.9%
127,800	Apple Hospitality REIT, Inc.	2,432,034
203,900	CBRE Group, Inc. – Class A *	9,418,141
29,700	Chesapeake Lodging Trust. (REIT)	957,231
86,300	CoreCivic, Inc. (REIT)	1,857,176
73,200	GEO Group , Inc. (The) (REIT)	1,815,360
329,000	Host Hotels & Resorts, Inc. (REIT)	7,116,270
36,543	Jones Lang LaSalle, Inc.	5,984,282

GMO U.S. Equity Fund (formerly GMO U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Real Estate — continued
32,200	Potlatch Corp. (REIT)	1,626,100
23,000	Ryman Hospitality Properties, Inc. (REIT)	1,929,240
157,000	Xenia Hotels & Resorts, Inc. (REIT)	3,951,690

	Total Real Estate	37,087,524

	Retailing — 2.6%
125,300	American Eagle Outfitters, Inc.	2,781,660
167,300	Gap Inc. (The)	4,681,054
19,500	Group 1 Automotive, Inc.	1,370,070
122,700	Kohl’s Corp.	8,190,225
101,400	LKQ Corp. *	3,221,478
73,800	Michaels Cos , Inc. (The) *	1,354,968
382,000	Qurate Retail, Inc. *	7,766,060
38,400	Tailored Brands, Inc.	1,259,904
61,000	Urban Outfitters, Inc. *	2,533,940

	Total Retailing	33,159,359

	Semiconductors & Semiconductor Equipment — 7.9%
394,000	Applied Materials, Inc.	20,007,320
14,400	Cabot Microelectronics Corp.	1,629,648
73,400	KLA-Tencor Corp.	8,311,082
62,600	Kulicke & Soffa Industries, Inc. *	1,507,408
50,700	Lam Research Corp.	10,047,726
555,400	Micron Technology, Inc. *	31,985,486
164,900	ON Semiconductor Corp. *	4,143,937
206,400	Texas Instruments, Inc.	23,098,224

	Total Semiconductors & Semiconductor Equipment	100,730,831

	Software & Services — 10.7%
52,900	Adobe Systems, Inc. *	13,186,912
64,155	Amdocs Ltd.	4,327,897
59,000	Avaya Holdings Corp. *	1,302,130
44,900	Broadridge Financial Solutions, Inc.	5,183,705
143,980	CA, Inc.	5,145,845
170,100	Cadence Design Systems, Inc. *	7,220,745
40,600	Citrix Systems, Inc. *	4,288,172
42,000	CSG Systems International, Inc.	1,737,960
78,800	DXC Technology Co.	7,258,268
377,400	eBay, Inc. *	14,235,528
35,600	IAC/InterActiveCorp *	5,522,984
56,300	Intuit, Inc.	11,350,080
156,900	Mastercard, Inc. – Class A	29,829,828
16,900	Microsoft Corp.	1,670,396
272,300	Oracle Corp.	12,721,856
39,200	Progress Software Corp.	1,484,896
31,280	Sykes Enterprises, Inc. *	880,532
112,800	Synopsys, Inc. *	9,934,296

	Total Software & Services	137,282,030

	Technology Hardware & Equipment — 8.7%
71,300	Apple, Inc.	13,323,831
68,100	Arrow Electronics, Inc. *	5,047,572
51,400	Avnet, Inc.	1,959,368

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
629,400	Hewlett Packard Enterprise Co.	9,592,056
1,284,900	HP, Inc.	28,306,347
32,702	Insight Enterprises, Inc. *	1,533,724
33,400	Motorola Solutions, Inc.	3,585,156
142,700	NetApp, Inc.	9,749,264
95,900	Seagate Technology Plc	5,403,965
196,400	TE Connectivity Ltd	18,280,912
22,438	Tech Data Corp. *	1,947,843
78,100	Vishay Intertechnology, Inc.	1,655,720
104,400	Western Digital Corp.	8,718,444
105,700	Xerox Corp.	2,872,926

	Total Technology Hardware & Equipment	111,977,128

	Telecommunication Services — 0.2%
122,100	Telephone & Data Systems, Inc.	3,119,655

	Transportation — 0.2%
21,000	Landstar System, Inc.	2,381,400

	TOTAL COMMON STOCKS (COST $1,148,032,257)	1,273,931,372

	MUTUAL FUNDS — 0.7%

	Affiliated Issuers — 0.7%
346,066	GMO U.S. Treasury Fund	8,644,712

	TOTAL MUTUAL FUNDS (COST $8,641,251)	8,644,712

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
371,704	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (a)	371,704

	TOTAL SHORT-TERM INVESTMENTS (COST $371,704)	371,704

	TOTAL INVESTMENTS — 100.2% (Cost $1,157,045,212)	1,282,947,788
	Other Assets and Liabilities (net) — (0.2%)	(3,178,868)

	TOTAL NET ASSETS — 100.0%	$1,279,768,920

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
38	S&P 500 E- mini	June 2018	$5,140,450	$(45,469)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO U.S. Equity Fund (formerly GMO U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Notes to Schedule of Investments:

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2018.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. As of May 31, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	65,063,924	3,192,855	(2,556,258)	636,597	—
Emerging Domestic Opportunities Fund	2,091,200,550	118,938,157	(105,586,877)	13,351,280	1,029,588
Emerging Markets Fund	4,247,081,700	491,277,549	(272,296,514)	218,981,035	(24,337,162)
Foreign Small Companies Fund	20,908,442	1,716,343	(1,442,953)	273,390	(1,733)
International Equity Fund	4,279,500,267	623,114,943	(188,693,667)	434,421,276	150,687
International Large/Mid Cap Equity Fund	48,965,689	6,769,694	(1,880,839)	4,888,855	(18,446)
Quality Fund	5,502,962,795	2,299,078,236	(89,432,897)	2,209,645,339	—
Resources Fund	295,917,746	74,347,205	(9,711,166)	64,636,039	—
Risk Premium Fund	134,100,050	29,865	(124,449)	(94,584)	(380,289)
Tax-Managed International Equities Fund	37,536,155	17,990,099	(477,628)	17,512,471	(18,868)
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	1,158,363,120	155,775,331	(31,190,663)	124,584,668	(45,469)

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2018 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$751,549	$30,374,599	$27,723,000	$7,652	$79	$1,167	$3,404,394

Emerging Domestic Opportunities Fund
CMI Ltd	$4,657,808	$—	$—	$—	$—	$(9,072)	$4,648,736
Gayatri Highways Ltd	1,147,898	—	—	—	—	(39,740)	1,108,158
Gayatri Projects Ltd	34,529,636	3,618,675	—	—	—	(5,633,863)	32,514,448
GMO U.S. Treasury Fund	130,824,583	257,616,243	263,500,000	616,227	13,157	62,349	125,016,332

Totals	$171,159,925	$261,234,918	$263,500,000	$616,227	$13,157	$(5,620,326)	$163,287,674

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$788,630	$—	$—	$—	$—	$(2,341)	$786,289
Gayatri Highways Ltd	1,802,252	—	—	—	—	(62,394)	1,739,858
Gayatri Projects Ltd	54,213,078	—	—	—	—	(8,027,811)	46,185,267
GMO U.S. Treasury Fund	97,620,412	225,459,084	268,200,000	290,048	(16,752)	20,903	54,883,647

Totals	$154,424,372	$225,459,084	$268,200,000	$290,048	$(16,752)	$(8,071,643)	$103,595,061

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Foreign Small Companies Fund
GMO U.S. Treasury Fund	$1,595,796	$7,085,959	$8,220,000	$5,972	$(61)	$—	$461,694

International Equity Fund
GMO U.S. Treasury Fund	$61,069,100	$113,260,000	$127,000,000	$236,458	$(15,446)	$20,984	$47,334,638

International Large/Mid Cap Equity Fund
GMO U.S. Treasury Fund	$1,181,128	$17,070,000	$17,000,000	$5,394	$(253)	$923	$1,251,798

Quality Fund
GMO U.S. Treasury Fund	$51,092,040	$15,000,000	$—	$283,709	$—	$26,469	$66,118,509

Resources Fund
GMO U.S. Treasury Fund	$6,504,509	$17,030,000	$22,250,000	$21,050	$(2,580)	$1,817	$1,283,746

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$1,066,810	$7,630,000	$7,865,000	$4,324	$(331)	$504	$831,983

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
GMO U.S. Treasury Fund	$7,460,010	$47,040,000	$45,860,000	$39,506	$(1,747)	$6,449	$8,644,712

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2018 through May 31, 2018. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2019.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2018, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2018. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2018 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)
Climate Change Fund	0	%§	63%
Emerging Domestic Opportunities Fund	—		62%
Emerging Markets Fund	< 1%		87%
Foreign Small Companies Fund	—		91%
International Equity Fund	0	%§	93%
International Large/Mid Cap Equity Fund	0	%§	92%
Quality Fund	—		15%
Resources Fund	0	%§	77%
Risk Premium Fund	—		(1%)
Tax-Managed International Equities Fund	0	%§	94%
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—		—

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2018.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At May 31, 2018, direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure are described in the Level 3 securities and derivatives table below.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2018:

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$684,164	$—	$—		$684,164
Australia	—	1,165,099	0	§	1,165,099
Austria	—	134,584	—		134,584
Canada	1,536,753	—	—		1,536,753
China	19,980	3,606,257	—		3,626,237
Denmark	—	2,456,548	—		2,456,548
France	—	5,391,598	—		5,391,598
Germany	—	3,114,043	—		3,114,043
Israel	—	815,370	—		815,370
Italy	—	1,540,566	—		1,540,566
Japan	—	6,327,522	—		6,327,522
Netherlands	—	1,279,293	—		1,279,293
Norway	—	4,538,414	—		4,538,414
Pakistan	—	240,106	—		240,106
Philippines	—	168,040	—		168,040
Poland	—	1,127,440	—		1,127,440
Portugal	—	783,547	—		783,547
Russia	—	3,631,045	—		3,631,045
South Korea	—	633,845	—		633,845
Spain	—	1,837,159	—		1,837,159
Switzerland	—	297,000	—		297,000
Ukraine	—	458,370	—		458,370
United Kingdom	—	2,006,617	—		2,006,617
United States	14,899,095	—	—		14,899,095

TOTAL COMMON STOCKS	17,139,992	41,552,463	0	§	58,692,455

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Chile	$3,414,515	$—	$—		$3,414,515

TOTAL PREFERRED STOCKS	3,414,515	—	—		3,414,515

Mutual Funds
United States	3,404,394	—	—		3,404,394

TOTAL MUTUAL FUNDS	3,404,394	—	—		3,404,394

Short-Term Investments	189,157	—	—		189,157

Total Investments	24,148,058	41,552,463	0	§	65,700,521

Total	$24,148,058	$41,552,463	$0	§	$65,700,521

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$52,832,487	$—		$52,832,487
China	142,110,628	421,995,296	—		564,105,924
Hong Kong	—	83,423,297	—		83,423,297
Hungary	—	11,460,577	—		11,460,577
India	7,651,598	320,571,907	25,507,648		353,731,153
Indonesia	—	22,096,776	—		22,096,776
Mexico	9,333,420	—	—		9,333,420
Peru	21,854,154	—	—		21,854,154
Philippines	—	91,723,490	—		91,723,490
Russia	11,007,968	33,424,554	—		44,432,522
South Africa	—	16,518,857	—		16,518,857
Taiwan	—	103,393,721	—		103,393,721
Thailand	—	55,220,850	—		55,220,850
United Kingdom	—	38,534,296	—		38,534,296
United States	20,964,807	—	—		20,964,807

TOTAL COMMON STOCKS	212,922,575	1,251,196,108	25,507,648		1,489,626,331

Preferred Stocks
Brazil	—	40,603,167	—		40,603,167

TOTAL PREFERRED STOCKS	—	40,603,167	—		40,603,167

Investment Funds
Brazil	18,070,026	—	—		18,070,026
South Korea	91,011,824	—	—		91,011,824
Taiwan	97,956,788	—	—		97,956,788
Thailand	—	27,620,374	—		27,620,374
United States	184,689,032	—	—		184,689,032

TOTAL INVESTMENT FUNDS	391,727,670	27,620,374	—		419,348,044

Mutual Funds
United States	125,016,332	—	—		125,016,332

TOTAL MUTUAL FUNDS	125,016,332	—	—		125,016,332

Short-Term Investments	29,957,956	—	—		29,957,956

Total Investments	759,624,533	1,319,419,649	25,507,648		2,104,551,830

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,649,001	—		2,649,001
Swap Contracts
Equity Risk	—	1,266,979	—		1,266,979

Total	$759,624,533	$1,323,335,629	$25,507,648		$2,108,467,810

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(367,492)	$—	$(367,492)
Futures Contracts
Equity Risk	(2,392,331)	(126,569)	—	(2,518,900)

Total	$(2,392,331)	$(494,061)	$—	$(2,886,392)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$18,131,889	$—	$18,131,889
Chile	—	3,443,890	—	3,443,890
China	101,131,040	768,880,255	679,437	870,690,732
Czech Republic	—	11,848,954	—	11,848,954
Egypt	—	2,245,621	—	2,245,621
Hungary	—	2,416,874	—	2,416,874
India	1,436,670	146,579,020	1,739,858	149,755,548
Indonesia	1,012,418	88,791,948	—	89,804,366
Malaysia	—	4,950,327	—	4,950,327
Mexico	29,210,492	—	—	29,210,492
Pakistan	—	5,760,431	—	5,760,431
Peru	12,820,218	—	—	12,820,218
Philippines	—	32,141,844	—	32,141,844
Poland	—	15,696,025	—	15,696,025
Qatar	—	40,821,333	—	40,821,333
Russia	90,150,298	587,006,345	—	677,156,643
South Africa	—	29,123,773	—	29,123,773
South Korea	3,165,134	380,023,230	—	383,188,364
Sri Lanka	—	786,289	—	786,289
Taiwan	113,585,310	1,023,672,999	—	1,137,258,309
Thailand	—	371,289,454	—	371,289,454
Turkey	—	243,174,452	—	243,174,452
United Arab Emirates	—	17,526,894	—	17,526,894
United Kingdom	—	8,025,854	—	8,025,854
United States	4,637,115	—	—	4,637,115

TOTAL COMMON STOCKS	357,148,695	3,802,337,701	2,419,295	4,161,905,691

Preferred Stocks
Brazil	—	9,921,096	—	9,921,096
Colombia	1,048,790	—	—	1,048,790
Russia	—	15,315,704	—	15,315,704
South Korea	—	101,807,654	—	101,807,654
Taiwan	—	1,242,711	—	1,242,711

TOTAL PREFERRED STOCKS	1,048,790	128,287,165	—	129,335,955

Investment Funds
Russia	—	—	1,974,500	1,974,500
Thailand	—	5,717,087	—	5,717,087
United States	103,871,372	—	—	103,871,372

TOTAL INVESTMENT FUNDS	103,871,372	5,717,087	1,974,500	111,562,959

Rights/Warrants
United Arab Emirates	—	163,832	—	163,832

TOTAL RIGHTS/WARRANTS	—	163,832	—	163,832

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$54,883,647	$—	$—	$54,883,647

TOTAL MUTUAL FUNDS	54,883,647	—	—	54,883,647

Short-Term Investments	8,210,651	—	—	8,210,651

Total Investments	525,163,155	3,936,505,785	4,393,795	4,466,062,735

Total	$525,163,155	$3,936,505,785	$4,393,795	$4,466,062,735

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(23,793,254)	$—	$—	$(23,793,254)
Swap Contracts
Equity Risk	—	(543,908)	—	(543,908)

Total	$(23,793,254)	$(543,908)	$—	$(24,337,162)

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$746,026	$—	$746,026
Austria	—	263,728	—	263,728
Belgium	—	200,087	—	200,087
Brazil	—	111,073	—	111,073
Canada	1,009,823	—	—	1,009,823
China	—	547,238	—	547,238
Finland	—	363,647	—	363,647
France	—	1,042,848	—	1,042,848
Germany	—	1,372,950	—	1,372,950
Hong Kong	—	401,529	—	401,529
India	—	432,227	—	432,227
Indonesia	—	19,114	—	19,114
Italy	—	673,462	—	673,462
Japan	—	5,518,531	—	5,518,531
Malaysia	—	296,440	—	296,440
Norway	—	159,867	—	159,867
Poland	—	20,708	—	20,708
Portugal	—	188,385	—	188,385
Singapore	—	493,500	—	493,500
South Africa	—	92,687	—	92,687
South Korea	—	1,450,302	—	1,450,302
Spain	—	410,060	—	410,060
Sweden	—	320,492	—	320,492
Switzerland	—	1,215,807	—	1,215,807
Taiwan	—	457,635	—	457,635
United Kingdom	—	2,860,180	—	2,860,180

TOTAL COMMON STOCKS	1,009,823	19,658,523	—	20,668,346

Mutual Funds
United States	461,694	—	—	461,694

TOTAL MUTUAL FUNDS	461,694	—	—	461,694

Short-Term Investments	51,792	—	—	51,792

Total Investments	1,523,309	19,658,523	—	21,181,832

Total	$1,523,309	$19,658,523	$—	$21,181,832

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(1,733)	$—	$—	$(1,733)

Description	Level 1	Level 2	Level 3		Total
International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$173,077,810	$—		$173,077,810
Austria	—	65,511,329	—		65,511,329
Belgium	—	13,853,293	—		13,853,293
Denmark	13,396,772	43,521,979	—		56,918,751
Finland	—	4,483,728	—		4,483,728
France	58,565,179	407,669,005	—		466,234,184
Germany	—	529,527,566	—		529,527,566
Hong Kong	—	220,990,034	—		220,990,034
Ireland	6,255,530	—	—		6,255,530
Israel	—	9,372,192	—		9,372,192
Italy	114,937,394	140,608,508	—		255,545,902
Japan	—	1,302,547,602	—		1,302,547,602
Malta	—	—	0	§	0	§
Netherlands	490,860	124,264,227	—		124,755,087
New Zealand	—	2,074,318	—		2,074,318
Norway	—	167,803,482	—		167,803,482
Portugal	—	5,575,857	—		5,575,857
Singapore	—	21,534,089	—		21,534,089
Spain	—	26,347,166	—		26,347,166
Sweden	—	226,643,099	—		226,643,099
Switzerland	—	219,259,758	—		219,259,758
United Kingdom	21,512,816	704,129,477	0	§	725,642,293

TOTAL COMMON STOCKS	215,158,551	4,408,794,519	0	§	4,623,953,070

Preferred Stocks
Germany	—	31,284,149	—		31,284,149

TOTAL PREFERRED STOCKS	—	31,284,149	—		31,284,149

Mutual Funds
United States	47,334,638	—	—		47,334,638

TOTAL MUTUAL FUNDS	47,334,638	—	—		47,334,638

Short-Term Investments	11,349,686	—	—		11,349,686

Total Investments	273,842,875	4,440,078,668	0	§	4,713,921,543

Derivatives^
Futures Contracts
Equity Risk	150,687	—	—		150,687

Total	$273,993,562	$4,440,078,668	$0	§	$4,714,072,230

International Large/Mid Cap Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,707,136	$—		$1,707,136
Austria	—	1,439,551	—		1,439,551
Belgium	—	30,997	—		30,997
Denmark	190,160	372,562	—		562,722
Finland	—	931,334	—		931,334
France	780,368	4,818,288	—		5,598,656
Germany	—	5,049,986	—		5,049,986
Hong Kong	—	3,242,160	—		3,242,160
Ireland	219,266	—	—		219,266
Israel	18,336	29,743	—		48,079
Italy	1,033,735	1,077,711	—		2,111,446
Japan	—	14,796,553	—		14,796,553
Malta	—	—	0	§	0	§
Netherlands	11,154	1,754,852	—		1,766,006
New Zealand	—	53,449	—		53,449
Norway	—	174,418	—		174,418
Portugal	—	3,909	—		3,909
Singapore	—	312,194	—		312,194

Description	Level 1	Level 2	Level 3		Total
International Large/Mid Cap Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Spain	$—	$122,862	$—		$122,862
Sweden	—	2,090,521	—		2,090,521
Switzerland	—	2,454,194	—		2,454,194
United Kingdom	370,296	8,497,344	—		8,867,640

TOTAL COMMON STOCKS	2,623,315	48,959,764	0	§	51,583,079

Preferred Stocks
Germany	—	877,960	—		877,960

TOTAL PREFERRED STOCKS	—	877,960	—		877,960

Mutual Funds
United States	1,251,798	—	—		1,251,798

TOTAL MUTUAL FUNDS	1,251,798	—	—		1,251,798

Short-Term Investments	141,707	—	—		141,707

Total Investments	4,016,820	49,837,724	0	§	53,854,544

Total	$4,016,820	$49,837,724	$0	§	$53,854,544

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(18,446)	$—	$—		$(18,446)

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$80,651,484	$—		$80,651,484
Germany	—	101,488,562	—		101,488,562
Switzerland	—	368,912,347	—		368,912,347
Taiwan	—	140,980,832	—		140,980,832
United Kingdom	—	486,434,027	—		486,434,027
United States	6,426,864,700	—	—		6,426,864,700

TOTAL COMMON STOCKS	6,426,864,700	1,178,467,252	—		7,605,331,952

Mutual Funds
United States	66,118,509	—	—		66,118,509

TOTAL MUTUAL FUNDS	66,118,509	—	—		66,118,509

Short-Term Investments	41,157,673	—	—		41,157,673

Total Investments	6,534,140,882	1,178,467,252	—		7,712,608,134

Total	$6,534,140,882	$1,178,467,252	$—		$7,712,608,134

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$3,808,905	$—	$—		$3,808,905
Australia	—	14,265,906	—		14,265,906
Austria	—	2,650,244	—		2,650,244
Brazil	—	2,427,834	—		2,427,834
Canada	3,332,431	—	—		3,332,431
China	—	10,641,088	—		10,641,088
Colombia	2,752,041	—	—		2,752,041
Denmark	—	7,024,867	—		7,024,867
Finland	—	528,145	—		528,145
France	—	17,999,579	—		17,999,579
Germany	—	2,945,935	—		2,945,935
Hungary	—	1,876,351	—		1,876,351
India	—	1,627,511	—		1,627,511
Israel	—	6,506,190	—		6,506,190

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Italy	$—	$1,121,798	$—		$1,121,798
Japan	—	20,988,926	—		20,988,926
Netherlands	—	342,298	—		342,298
Norway	—	30,266,331	—		30,266,331
Pakistan	—	2,264,278	—		2,264,278
Poland	—	5,949,997	—		5,949,997
Qatar	—	353,419	—		353,419
Russia	—	44,164,595	—		44,164,595
Singapore	—	288,222	0	§	288,222
South Africa	—	4,650,364	—		4,650,364
South Korea	—	3,266,262	—		3,266,262
Spain	—	5,632,611	—		5,632,611
Sweden	—	5,097,022	—		5,097,022
Switzerland	—	297,000	—		297,000
Thailand	—	7,978,855	—		7,978,855
Turkey	—	319,613	—		319,613
Ukraine	—	2,685,388	—		2,685,388
United Kingdom	—	59,190,348	—		59,190,348
United States	51,441,917	—	—		51,441,917

TOTAL COMMON STOCKS	61,335,294	263,350,977	0	§	324,686,271

Preferred Stocks
Brazil	—	10,312,807	—		10,312,807
Chile	15,926,340	—	—		15,926,340
Russia	—	6,853,431	—		6,853,431

TOTAL PREFERRED STOCKS	15,926,340	17,166,238	—		33,092,578

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	1,283,746	—	—		1,283,746

TOTAL MUTUAL FUNDS	1,283,746	—	—		1,283,746

Short-Term Investments	1,491,190	—	—		1,491,190

Total Investments	80,036,570	280,517,215	0	§	360,553,785

Total	$80,036,570	$280,517,215	$0	§	$360,553,785

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$74,864,196	$—	$—		$74,864,196

TOTAL DEBT OBLIGATIONS	74,864,196	—	—		74,864,196

Short-Term Investments	59,141,270	—	—		59,141,270

Total Investments	134,005,466	—	—		134,005,466

Total	$134,005,466	$—	$—		$134,005,466

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(519,750)	$(817,865)	$—		$(1,337,615)

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,841,411	$—		$1,841,411
Austria	—	1,089,173	—		1,089,173
Belgium	—	150,954	—		150,954
Brazil	4,122	260,878	—		265,000
Canada	176,102	—	—		176,102
China	6,915	1,806,956	—		1,813,871
Colombia	58,023	—	—		58,023
Denmark	—	152,566	—		152,566
Finland	—	466,911	—		466,911
France	269,809	4,703,046	—		4,972,855
Germany	—	5,076,470	—		5,076,470
Greece	—	5,938	—		5,938
Hong Kong	—	2,285,078	—		2,285,078
Hungary	—	90,739	—		90,739
India	41,837	435,313	—		477,150
Ireland	—	255,413	—		255,413
Italy	1,001,213	1,911,244	—		2,912,457
Japan	—	13,553,775	—		13,553,775
Malaysia	—	6,170	—		6,170
Malta	—	—	0	§	0	§
Mexico	180,609	—	—		180,609
Netherlands	—	833,326	—		833,326
New Zealand	—	41,162	—		41,162
Norway	—	797,152	—		797,152
Poland	—	2,301	—		2,301
Portugal	—	23,806	—		23,806
Russia	—	49,050	—		49,050
Singapore	—	573,750	—		573,750
South Africa	—	493,248	—		493,248
South Korea	31,948	732,843	—		764,791
Spain	—	255,820	—		255,820
Sweden	—	2,343,027	—		2,343,027
Switzerland	—	2,267,451	—		2,267,451
Taiwan	34,830	510,952	—		545,782
Thailand	—	119,578	—		119,578
Turkey	—	112,589	—		112,589
United Kingdom	48,720	7,765,123	—		7,813,843

TOTAL COMMON STOCKS	1,854,128	51,013,213	0	§	52,867,341

Preferred Stocks
Brazil	—	280,921	—		280,921
Germany	—	756,801	—		756,801
South Korea	—	180,020	—		180,020

TOTAL PREFERRED STOCKS	—	1,217,742	—		1,217,742

Rights/Warrants
Spain	44	—	—		44
Switzerland	1,385	—	—		1,385
Thailand	1,066	—	—		1,066

TOTAL RIGHTS/WARRANTS	2,495	—	—		2,495

Mutual Funds
United States	831,983	—	—		831,983

TOTAL MUTUAL FUNDS	831,983	—	—		831,983

Short-Term Investments	129,065	—	—		129,065

Total Investments	2,817,671	52,230,955	0	§	55,048,626

Total	$2,817,671	$52,230,955	$0	§	$55,048,626

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(18,868)	$—	$—	$(18,868)

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Asset Valuation Inputs
Common Stocks	$1,273,931,372	$—	$—	$1,273,931,372
Mutual Funds	8,644,712	—	—	8,644,712
Short-Term Investments	371,704	—	—	371,704

Total Investments	1,282,947,788	—	—	1,282,947,788

Total	$1,282,947,788	$—	$—	$1,282,947,788

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(45,469)	$—	$—	$(45,469)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^	The tables above are based on market values or unrealized appreciation/(depreciation), in the case of forward currency contracts, rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, fully funded total return swaps and rights/warrants, if any, which are included in investments.
§	Represents the interest in securities that were determined to have a value of zero at May 31, 2018.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended May 31, 2018, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of May 31, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2018
Climate Change Fund
Common Stocks
Australia	$12,229	$—	$—	$—	$—	$(12,229)	$—	$—	$0 §	$(12,229)

Total	$12,229	$—	$—	$—	$—	$(12,229)	$—	$—	$0 §	$(12,229)

Emerging Domestic Opportunities Fund
Common Stocks
India	$27,450,114	$—	$—	$—	$—	$(1,942,466)	$—	$—	$25,507,648	$(1,942,466)

Total	$27,450,114	$—	$—	$—	$—	$(1,942,466)	$—	$—	$25,507,648	$(1,942,466)

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of May 31, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2018
Emerging Markets Fund
Common Stocks
China	$680,939	$—	$—	$—	$—	$(1,502)	$—	$—	$679,437	$(1,502)
India	1,802,252	—	—	—	—	(62,394)	—	—	1,739,858	(62,394)

Total	$2,483,191	$—	$—	$—	$—	$(63,896)	$—	$—	$2,419,295	$(63,896)

Investment Funds
India	$98,736	$—	$(289,993)	$—	$289,993	$(98,736)	$—	$—	$—	$—
Russia	2,704,993	—	(355,653)	—	—	(374,840)	—	—	1,974,500	(374,840)

Total Investment Funds	$2,803,729	$—	$(645,646)	$—	$289,993	$(473,576)	$—	$—	$1,974,500	$(374,840)

Total	$5,286,920	$—	$(645,646)	$—	$289,993	$(537,472)	$—	$—	$4,393,795	$(438,736)

Resources Fund
Common Stocks
Singapore	$197,420	$—	$—	$—	$—	$90,802	$—	$(288,222)	$0 §	$—

Total	$197,420	$—	$—	$—	$—	$90,802	$—	$(288,222)	$0 §	$—

Tax-Managed International Equities Fund
Rights/Warrants
Brazil	$1,369	$—	$0 §	$—	$—	$(1,369)	$—	$—	$—	$—

Total	$1,369	$—	$0 §	$—	$—	$(1,369)	$—	$—	$—	$—

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
§	Represents the interest in securities that were determined to have a value of zero at May 31, 2018.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of May 31, 2018 were as follows:

Fund Name	Level 3 securities and derivatives
Climate Change Fund	0%	§
Emerging Domestic Opportunities Fund	1%	*
Emerging Markets Fund	< 1%
Foreign Small Companies Fund	—
International Equity Fund	0%	§
International Large/Mid Cap Equity Fund	0%	§
Quality Fund	—
Resources Fund	< 1%
Risk Premium Fund	—
Tax-Managed International Equities Fund	0%	§
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2018.
*	Includes Dixon Technologies India Ltd, which represents 0.78% of the Fund’s total net assets and is valued using the exchange last traded price and is restricted from sale until September 18, 2018.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.09% of the Fund’s total net assets as of May 31, 2018. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax- Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Commodities Risk	X							X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Credit Risk		X							X
Currency Risk	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk		X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X		X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income		X							X
Merger Arbitrage Risk	X							X
Non-Diversified Funds	X	X	X				X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X		X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. The Securities and Exchange Commission has proposed a rule under the Investment Company Act of 1940, as amended (the “1940 Act”), regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country, or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Climate Change Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. Climate Change Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cut-backs on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries are in the early stages of operation and have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

Because Risk Premium Fund may hold a limited number of options contracts relating to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and poorer performance than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future developments in tax legislation and regulation.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is considerable uncertainty about the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, continued economic recovery, the U.S. Federal Reserve’s conclusion of its quantitative easing program, and recent increases in interest rates increase the likelihood that interest rates will continue to rise in the near future. To the extent the U.S. Federal Reserve continues to raise interest rates, there is a risk that rates across the financial system may rise, which could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Climate Change Fund
•	Emerging Markets Fund
•	Emerging Domestic Opportunities Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Singapore tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund, from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2018, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar		X
Futures contracts
Adjust exposure to certain securities markets		X	X	X	X	X			X	X
Maintain the diversity and liquidity of the portfolio				X	X	X			X	X
Options (Written)
Substitute for direct equity investment								X
Swap contracts
Substitute for direct equity investment		X	X
Achieve returns comparable to holding and lending a direct equity position		X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X		X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2018:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$2,649,001	$—	$—	$2,649,001
Swap Contracts, at value	—	1,266,979	—	—	—	1,266,979

Total	$—	$1,266,979	$2,649,001	$—	$—	$3,915,980

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(367,492)	$—	$—	$(367,492)
Unrealized Depreciation on Futures Contracts	—	(2,518,900)	—	—	—	(2,518,900)

Total	$—	$(2,518,900)	$(367,492)	$—	$—	$(2,886,392)

Emerging Markets Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$163,832	$—	$—	$—	$163,832

Total	$—	$163,832	$—	$—	$—	$163,832

Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(23,793,254)	$—	$—	$—	$(23,793,254)
Swap Contracts, at value	—	(543,908)	—	—	—	(543,908)

Total	$—	$(24,337,162)	$—	$—	$—	$(24,337,162)

Foreign Small Companies Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(1,733)	$—	$—	$—	$(1,733)

Total	$—	$(1,733)	$—	$—	$—	$(1,733)

International Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts	$—	$150,687	$—	$—	$—	$150,687

Total	$—	$150,687	$—	$—	$—	$150,687

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Large/Mid Cap Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(18,446)	$—	$—	$—	$(18,446)

Total	$—	$(18,446)	$—	$—	$—	$(18,446)

Risk Premium Fund
Liability Derivatives
Written Options, at value	$—	$(1,337,615)	$—	$—	$—	$(1,337,615)

Total	$—	$(1,337,615)	$—	$—	$—	$(1,337,615)

Tax-Managed International Equities Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$2,495	$—	$—	$—	$2,495

Total	$—	$2,495	$—	$—	$—	$2,495

Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(18,868)	$—	$—	$—	$(18,868)

Total	$—	$(18,868)	$—	$—	$—	$(18,868)

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(45,469)	$—	$—	$—	$(45,469)

Total	$—	$(45,469)	$—	$—	$—	$(45,469)

Subsequent Events

The Board of Trustees of GMO Trust has approved the liquidation of GMO International Large/Mid Cap Equity Fund. GMO anticipates the liquidation of the Fund to occur on or around October 31, 2018.

Subsequent to May 31, 2018, GMO International Large/Mid Cap Equity Fund received redemption requests in the amount of $14,050,090.

Subsequent to May 31, 2018, GMO Risk Premium Fund received redemption requests in the amount of $74,177,880.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 86.4%

	Australia — 0.8%
9,534	AusNet Services	11,681
13,676	Australia & New Zealand Banking Group Ltd	281,065
6,771	Caltex Australia Ltd	150,164
340	CIMIC Group Ltd	10,574
4,095	Commonwealth Bank of Australia	214,136
1,954	Crown Resorts Ltd	19,604
16,239	Fortescue Metals Group Ltd	57,245
1,712	Incitec Pivot Ltd	4,438
7,363	Mineral Resources Ltd	102,259
70,730	Mirvac Group (REIT)	122,759
107,071	Scentre Group (REIT)	338,133
1,408	Vocus Group Ltd	2,560
13,054	Westpac Banking Corp	275,912

	Total Australia	1,590,530

	Austria — 0.2%
5,765	OMV AG	330,335
2,017	voestalpine AG	107,705
951	Zumtobel Group AG	7,867

	Total Austria	445,907

	Belgium — 0.0%
3,708	AGFA-Gevaert NV *	13,267
1,100	Proximus SADP	29,433
354	Umicore SA	19,969

	Total Belgium	62,669

	Brazil — 1.7%
3,200	AES Tiete Energia SA	8,561
51,739	Banco Bradesco SA	361,791
21,900	Banco do Brasil SA	178,296
82,000	Banco Santander Brasil SA	742,682
63,100	Centrais Eletricas Brasileiras SA *	247,464
53,700	Cia de Saneamento Basico do Estado de Sao Paulo	376,191
11,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	75,570
9,900	Cia de Saneamento de Minas Gerais	114,678
317,300	JBS SA	760,622
6,600	Mahle-Metal Leve SA	47,918
8,754	Sul America SA	46,031
1,500	Suzano Papel e Celulose SA	17,326
13,200	TIM Participacoes SA	47,451
23,282	Vale SA	315,864
26,300	Via Varejo SA	164,720

	Total Brazil	3,505,165

	Chile — 0.0%
1,237	Cia Cervecerias Unidas SA	17,321

Shares	Description	Value ($)
	China — 11.7%
544,000	Agile Group Holdings Ltd	1,027,697
3,894,000	Agricultural Bank of China Ltd – Class H	1,998,968
32,000	Anhui Conch Cement Co Ltd – Class H	195,397
1,157,000	Bank of China Ltd – Class H	604,176
596,000	Bank of Communications Co Ltd – Class H	470,064
10,000	Beijing Capital International Airport Co Ltd – Class H	14,720
21,000	Beijing Enterprises Holdings Ltd	115,481
500	Changyou.com Ltd ADR	9,365
852,000	China CITIC Bank Corp Ltd – Class H	575,859
31,000	China Coal Energy Co Ltd – Class H	13,593
458,000	China Communications Services Corp Ltd – Class H	294,046
4,500	China Conch Venture Holdings Ltd	15,556
642,000	China Construction Bank Corp – Class H	646,186
4,000	China Everbright Ltd	8,752
1,210,000	China Huarong Asset Management Co Ltd – Class H	405,546
143,000	China Lesso Group Holdings Ltd	100,808
35,000	China Lilang Ltd	52,500
47,000	China Medical System Holdings Ltd	112,792
2,000	China Merchants Port Holdings Co Ltd	4,540
400	China Mobile Ltd Sponsored ADR	17,968
291,600	China National Building Material Co Ltd – Class H *	331,446
2,510,000	China Petroleum & Chemical Corp – Class H	2,441,675
62,000	China Pioneer Pharma Holdings Ltd	20,544
955,500	China Railway Construction Corp Ltd – Class H	1,079,412
749,000	China Railway Group Ltd – Class H	602,343
212,500	China Resources Pharmaceutical Group Ltd	325,708
438,500	China Shenhua Energy Co Ltd – Class H	1,140,686
39,000	China Shineway Pharmaceutical Group Ltd	84,496
3,170,000	China Telecom Corp Ltd – Class H	1,473,797
2,400	China Yuchai International Ltd	55,320
477,000	Chongqing Rural Commercial Bank Co Ltd – Class H	317,307
99,000	Dah Chong Hong Holdings Ltd	53,005
1,032,000	Dongfeng Motor Group Co Ltd – Class H	1,175,551
2,400	Fuyao Glass Industry Group Co Ltd – Class H	8,855
3,000	GF Securities Co Ltd – Class H *	5,038
6,000	Greentown China Holdings Ltd	8,945
387,200	Guangzhou R&F Properties Co Ltd – Class H	901,411
359,000	Haier Electronics Group Co Ltd *	1,286,999
30,000	Haitian International Holdings Ltd	85,139
76,000	Harbin Electric Co Ltd – Class H	26,416
368,000	HengTen Networks Group Ltd *	14,661
96,000	Hua Hong Semiconductor Ltd	231,323
1,197,000	Industrial & Commercial Bank of China Ltd – Class H	988,695
28,000	Jiangsu Expressway Co Ltd – Class H	42,069
204,000	Jiangxi Copper Co Ltd – Class H	295,258
134,500	Kingboard Chemical Holdings Ltd	532,105
185,500	Kingboard Laminates Holdings Ltd	244,026

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
16,000	Lee & Man Paper Manufacturing Ltd	18,654
92,000	Longfor Properties Co Ltd	273,957
678,000	Lonking Holdings Ltd	339,121
155,000	Nexteer Automotive Group Ltd	254,261
231,000	People’s Insurance Co Group of China Ltd (The) – Class H	108,760
86,000	Powerlong Real Estate Holdings Ltd	51,435
42,000	Road King Infrastructure Ltd	80,696
38,000	Shandong Chenming Paper Holdings Ltd – Class H	56,388
108,000	Shandong Weigao Group Medical Polymer Co Ltd – Class H	92,697
97,000	Shanghai Industrial Holdings Ltd	257,088
61,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	188,317
309,500	Shimao Property Holdings Ltd	907,706
294,500	Sino-Ocean Group Holding Ltd	197,752
98,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	72,156
3,500	Sun Art Retail Group Ltd	4,108
78,000	Tianneng Power International Ltd	120,383
430,000	Weichai Power Co Ltd – Class H	572,950
93,000	XTEP International Holdings Ltd	58,988
564,000	Yuzhou Properties Co Ltd	395,076
4,000	Zhejiang Expressway Co Ltd – Class H	3,989
34,000	Zijin Mining Group Co Ltd – Class H	14,067
20,600	ZTE Corp – Class H * (a)	67,238

	Total China	24,592,031

	Colombia — 0.0%
76,893	Ecopetrol SA	82,204

	Czech Republic — 0.0%
4,446	Moneta Money Bank AS	15,541

	Denmark — 0.0%
94	Schouw & Co AB	8,457
1,767	Tryg A/S	40,675

	Total Denmark	49,132

	Egypt — 0.0%
15,874	Talaat Moustafa Group	10,791

	Finland — 0.2%
918	Elisa Oyj	41,128
6,610	Fortum Oyj	155,163
711	Kesko Oyj – B Shares	41,783
336	Metso Oyj	11,628
518	Orion Oyj – Class B	15,322
5,575	UPM-Kymmene Oyj	204,641

	Total Finland	469,665

	France — 2.0%
328	Accor SA	17,958
6,821	ArcelorMittal	220,444
12,671	AXA SA	317,478

Shares	Description	Value ($)
	France — continued
3,898	BNP Paribas SA	242,206
1,245	Casino Guichard Perrachon SA	53,884
5,816	CNP Assurances	136,196
2,131	Coface SA	22,647
27,765	Credit Agricole SA	381,805
553	Eurazeo SA	43,260
716	Fonciere Des Regions (REIT)	74,637
427	ICADE (REIT)	39,661
412	Imerys SA	35,118
2,193	LVMH Moet Hennessy Louis Vuitton SE	763,599
1,382	Metropole Television SA	29,212
23,993	Natixis SA	173,647
1,438	Neopost SA	39,985
13,795	Orange SA	237,423
2,605	Peugeot SA	60,919
1,069	Rallye SA	14,136
2,827	Renault SA	274,134
2,603	Rexel SA	38,293
8,992	Sanofi	689,272
500	Sanofi ADR	19,135
6,719	Societe Generale SA	290,009
411	Suez	5,640
205	TOTAL SA	12,463
1,020	Unibail-Rodamco-Westfield CDI * (a)	11,348
75	Wendel SA	9,899

	Total France	4,254,408

	Germany — 2.6%
3,204	Allianz SE (Registered)	660,127
231	Axel Springer SE	16,786
7,139	BASF SE	704,870
7,783	Bayerische Motoren Werke AG	777,709
10,796	Daimler AG (Registered Shares)	779,905
21,457	Deutsche Lufthansa AG (Registered)	582,319
4,061	Deutsche Pfandbriefbank AG *	61,860
716	Hannover Rueck SE	90,351
998	RTL Group SA	75,242
10,890	RWE AG	247,004
9,767	SAP AG	1,100,225
1,213	Software AG	57,879
2,082	Suedzucker AG	37,301
1,188	Volkswagen AG	220,018

	Total Germany	5,411,596

	Greece — 0.0%
6,562	FF Group *	36,628

	Hong Kong — 0.4%
46,500	BOC Hong Kong Holdings Ltd	232,763
6,000	Cathay Pacific Airways Ltd	9,752
23,000	CK Asset Holdings Ltd	191,181
12,000	First Pacific Co Ltd	6,032

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
14,000	HK Electric Investments & HK Electric Investments Ltd – Class SS	13,560
14,500	Kerry Properties Ltd	77,329
96,000	Li & Fung Ltd	37,127
8,000	MTR Corp Ltd	44,957
8,000	NWS Holdings Ltd	14,848
55,000	PCCW Ltd	32,333
6,500	Power Assets Holdings Ltd	45,148
70,000	SJM Holdings Ltd	99,981
13,000	Wharf Real Estate Investment Co Ltd	99,960
11,000	Yue Yuen Industrial Holdings Ltd	33,927

	Total Hong Kong	938,898

	Hungary — 0.0%
47,419	Magyar Telekom Telecommunications Plc	72,029
1,102	MOL Hungarian Oil & Gas Plc	10,401

	Total Hungary	82,430

	India — 3.8%
4,296	Aditya Birla Capital Ltd *	9,317
3,050	Ambuja Cements Ltd	9,307
34,649	Apollo Tyres Ltd	138,221
996	Balkrishna Industries Ltd	16,689
637	Container Corp Of India Ltd	12,930
11,663	Divi’s Laboratories Ltd	181,261
359	Grasim Industries Ltd	5,569
30,991	HCL Technologies Ltd	416,364
7,548	Hero MotoCorp Ltd	396,775
14,264	Hexaware Technologies Ltd	92,367
96,322	Hindalco Industries Ltd	334,540
50,221	Hindustan Petroleum Corp Ltd	232,519
6,401	Idea Cellular Ltd *	5,867
14,749	IDFC Bank Ltd	8,881
671	Indiabulls Housing Finance Ltd	12,487
116,144	Indian Oil Corp Ltd	300,251
4,836	Ipca Laboratories Ltd	47,938
47,604	Karnataka Bank Ltd (The)	84,531
3,634	Larsen & Toubro Infotech Ltd	94,386
18,000	Larsen & Toubro Ltd	365,208
873	Mahindra & Mahindra Financial Services Ltd	6,304
34,281	Mahindra & Mahindra Ltd	468,498
8,780	Mindtree Ltd	131,075
8,999	Mphasis Ltd	146,263
12,919	NIIT Technologies Ltd	214,780
212,425	Oil & Natural Gas Corp Ltd	559,201
302,802	Power Finance Corp Ltd	363,544
92,225	PTC India Ltd	115,941
18,761	Rain Industries Ltd	65,243
52,473	Reliance Capital Ltd	323,638
2,862	Reliance Home Finance Ltd *	2,622
49,616	Reliance Industries Ltd	675,984

Shares	Description	Value ($)
	India — continued
358,017	Rural Electrification Corp Ltd	625,918
418	Siemens Ltd	6,496
3,682	State Bank of India *	14,717
2,785	Syndicate Bank *	2,036
70,941	Tata Global Beverages Ltd	282,436
1,362	Tata Motors Ltd *	5,714
126,290	Tata Steel Ltd	1,079,231
18,066	Tech Mahindra Ltd	189,719
49,792	Union Bank of India *	66,648

	Total India	8,111,416

	Indonesia — 0.1%
71,200	Adaro Energy Tbk PT	9,643
8,700	Bank Negara Indonesia Persero Tbk PT	5,290
17,500	Gudang Garam Tbk PT	86,076
31,800	Hanjaya Mandala Sampoerna Tbk PT	8,639
62,700	Indo Tambangraya Megah Tbk PT	116,355
12,400	Indofood Sukses Makmur Tbk PT	6,295
83,600	Media Nusantara Citra Tbk PT	7,197
59,500	Perusahaan Gas Negara Persero Tbk	8,845
20,300	Semen Indonesia Persero Tbk PT	12,235
62,600	XL Axiata Tbk PT *	9,423

	Total Indonesia	269,998

	Ireland — 0.0%
820	Bank of Ireland Group Plc	6,767

	Israel — 0.2%
80	Azrieli Group Ltd	3,895
18,638	Bank Leumi Le-Israel BM	116,168
10,565	Bezeq The Israeli Telecommunication Corp Ltd	12,915
2,729	Israel Chemicals Ltd	12,634
687	Teva Pharmaceutical Industries Ltd *	14,811
9,600	Teva Pharmaceutical Industries Ltd Sponsored ADR *	206,400

	Total Israel	366,823

	Italy — 1.1%
79,281	A2A SPA	134,819
3,099	Assicurazioni Generali SPA	52,896
10,393	Enav SPA	50,110
53,699	Enel SPA	295,121
5,882	EXOR NV	427,207
18,800	Fiat Chrysler Automobiles NV	436,724
3,251	Fiat Chrysler Automobiles NV *	73,684
14,171	FinecoBank Banca Fineco SPA	141,332
16,870	Intesa Sanpaolo SPA – RSP	50,845
29,841	Iren SPA	74,224
27,121	Poste Italiane SPA	232,283
3,244	Saipem SPA *	13,759
8,179	Societa Cattolica di Assicurazioni SC	70,360

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
2,705	Societa Iniziative Autostradali e Servizi SPA	43,822
160,969	Telecom Italia SPA-RSP	112,804

	Total Italy	2,209,990

	Japan — 5.4%
600	AEON Financial Service Co Ltd	13,954
400	Aeon Mall Co Ltd	7,699
5,100	Aisin Seiki Co Ltd	255,822
1,300	Alfresa Holdings Corp	32,761
1,700	Asahi Glass Co Ltd	69,356
29,500	Asahi Kasei Corp	403,320
200	Benesse Holdings Inc	7,248
24,800	Canon Inc	845,667
700	Central Japan Railway Co	144,397
700	Chubu Electric Power Co Inc	10,830
900	Chugoku Bank Ltd (The)	10,098
1,500	Chugoku Electric Power Co Inc (The)	19,577
100	Daiichi Sankyo Co Ltd	3,200
500	Daiwa House Industry Co Ltd	18,061
7	Daiwa House REIT Investment Corp	16,486
1,400	DIC Corp	45,557
2,800	FUJIFILM Holdings Corp	107,145
2,300	Gree Inc	13,069
6,100	Hachijuni Bank Ltd (The)	26,971
400	Hakuhodo DY Holdings Inc	6,054
105	Hirose Electric Co Ltd	13,629
4,200	Hiroshima Bank Ltd (The)	29,737
300	Hisamitsu Pharmaceutical Co Inc	24,857
50,000	Hitachi Ltd	364,038
900	Hokuriku Electric Power Co *	9,036
11,800	Honda Motor Co Ltd	374,474
1,200	Ibiden Co Ltd	18,601
400	IHI Corp	14,969
400	Iida Group Holdings Co Ltd	7,609
36,700	ITOCHU Corp	686,722
21,900	Japan Post Holdings Co Ltd	250,479
4	Japan Prime Realty Investment Corp (REIT)	14,520
5,000	JFE Holdings Inc	102,881
100	JGC Corp	2,078
1,400	Kamigumi Co Ltd	30,504
3,000	Kaneka Corp	30,792
1,000	Kansai Electric Power Co Inc (The)	14,370
15,400	KDDI Corp	415,391
5,900	Kirin Holdings Co Ltd	167,138
500	Kitz Corp	4,459
1,400	Kurita Water Industries Ltd	40,064
500	Kyowa Hakko Kirin Co Ltd	10,189
900	Kyushu Financial Group Inc	4,295
600	Lawson Inc	39,030
25,900	Marubeni Corp	200,917
1,100	Marui Group Co Ltd	22,257

Shares	Description	Value ($)
	Japan — continued
300	Maruichi Steel Tube Ltd	9,899
9,980	Mebuki Financial Group Inc	36,173
900	Medipal Holdings Corp	20,686
52,100	Mitsubishi Chemical Holdings Corp	479,803
12,300	Mitsubishi Corp	340,913
23,000	Mitsubishi Electric Corp	325,951
2,300	Mitsubishi Gas Chemical Co Inc	58,416
9,700	Mitsubishi Tanabe Pharma Corp	173,236
74,800	Mitsubishi UFJ Financial Group Inc	450,911
3,800	Mitsubishi UFJ Lease & Finance Co Ltd	22,616
13,100	Mitsui & Co Ltd	229,887
2,400	Mitsui Mining & Smelting Co Ltd	104,440
800	Mixi Inc	25,004
4,300	NEC Corp	120,881
2,100	NET One Systems Co Ltd	34,099
1,000	Nichiha Corp	39,767
800	Nikon Corp	12,938
22,100	Nippon Telegraph & Telephone Corp	1,032,443
2,300	Nisshin Seifun Group Inc	48,433
500	NOK Corp	9,356
2,100	Nomura Real Estate Holdings Inc	49,044
1,140	Nomura Research Institute Ltd	57,139
2,000	Oji Holdings Corp	13,091
100	Rohm Co Ltd	9,208
200	Sankyo Co Ltd	7,913
4,200	SBI Holdings Inc	114,001
6,900	Seiko Epson Corp	120,541
6,600	Sekisui Chemical Co Ltd	108,105
1,000	Shinsei Bank Ltd	15,755
5,000	Showa Denko KK	214,748
2,400	Showa Shell Sekiyu KK	31,802
900	Sony Financial Holdings Inc	16,478
45,000	Sumitomo Chemical Co Ltd	270,884
8,300	Sumitomo Corp	138,734
2,700	Sumitomo Electric Industries Ltd	40,610
1,100	Sumitomo Heavy Industries Ltd	38,682
11,300	Sumitomo Mitsui Financial Group Inc	465,868
750	Suzuken Co Ltd	33,521
2,900	T&D Holdings Inc	45,576
300	Taisho Pharmaceutical Holdings Co Ltd	31,785
6,600	Takeda Pharmaceutical Co Ltd	268,303
800	Tocalo Co Ltd	9,673
1,200	Tohoku Electric Power Co Inc	15,298
1,100	Tokyo Electron Ltd	205,272
4,000	Toppan Printing Co Ltd	32,523
100	Toyoda Gosei Co Ltd	2,623
5,200	Toyota Motor Corp	329,821
4,600	Toyota Tsusho Corp	158,053
200	Trend Micro Inc	11,307
600	USS Co Ltd	11,317
3,100	Yamada Denki Co Ltd	16,014

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
3,000	Yamaguchi Financial Group Inc	36,095
1,000	Yokohama Rubber Co Ltd (The)	21,676

	Total Japan	11,467,620

	Malaysia — 0.3%
60,400	AirAsia Berhad	46,584
16,800	Alliance Financial Group Berhad	17,858
3,300	AMMB Holdings Berhad	2,942
4,000	Berjaya Sports Toto Berhad	2,488
8,744	CIMB Group Holdings Berhad	12,953
4,000	Gamuda Berhad	3,362
3,800	Hong Leong Financial Group Berhad	18,079
20,000	IJM Corp Berhad	8,510
32,375	IOI Properties Group Berhad	12,824
239,900	Petronas Chemicals Group Berhad	485,183
1,200	Petronas Dagangan Berhad	7,543
13,341	RHB Bank Berhad	17,896
12,300	RHB Capital Berhad * (a)	—
71,900	Supermax Corp Berhad	55,389
7,800	UMW Holdings Berhad *	12,491
8,600	Westports Holdings Berhad	7,477
34,476	YTL Power International Berhad	7,100

	Total Malaysia	718,679

	Mexico — 1.0%
241	Arca Continental SAB de CV	1,450
2,900	Coca-Cola Femsa SAB de CV – Series L	16,952
15,392	Genomma Lab Internacional SAB de CV – Class B *	13,027
9,500	Kimberly-Clark de Mexico SAB de CV – Class A	15,895
1,900	OHL Mexico SAB de CV	2,563
778,900	Wal-Mart de Mexico SAB de CV	1,961,636

	Total Mexico	2,011,523

	Netherlands — 0.8%
8,204	Aegon NV	50,993
1,500	AerCap Holdings NV *	82,965
502	Boskalis Westminster	13,828
63,822	ING Groep NV	929,549
18,253	Koninklijke Ahold Delhaize NV	419,324
2,783	Signify NV	79,316

	Total Netherlands	1,575,975

	New Zealand — 0.0%
3,835	Contact Energy Ltd	15,430
1,280	Fletcher Building Ltd	5,901
6,852	Meridian Energy Ltd	14,299

	Total New Zealand	35,630

	Norway — 0.5%
889	Aker ASA – A Shares	63,291
20,485	DNB ASA	367,154

Shares	Description	Value ($)
	Norway — continued
14,399	Equinor ASA	378,516
1,069	Gjensidige Forsikring ASA	16,494
2,174	Norsk Hydro ASA	13,681
6,069	Storebrand ASA	49,646
7,349	Subsea 7 SA	112,020
1,000	Telenor ASA	20,599

	Total Norway	1,021,401

	Philippines — 0.0%
2,280	Bank of the Philippine Islands	4,124
23,513	Energy Development Corp *	2,364
555	Globe Telecom Inc	17,113
8,480	International Container Terminal Services Inc	13,628
188,000	Megaworld Corp	17,381
59,800	Metro Pacific Investments Corp	5,300
27,300	Robinsons Land Corp	11,459
1,840	Security Bank Corp	6,825
710	SM Investments Corp	11,720

	Total Philippines	89,914

	Poland — 0.3%
5,820	Asseco Poland SA	72,127
510	Bank Handlowy w Warszawie SA	11,015
14,992	Cyfrowy Polsat SA	100,765
74,341	Energa SA	189,657
747	Grupa Azoty SA	8,580
45,852	PGE Polska Grupa Energetyczna SA *	121,785
187,582	Tauron Polska Energia SA *	113,482

	Total Poland	617,411

	Portugal — 0.0%
41,678	Sonae SGPS SA	51,454

	Qatar — 0.0%
1,134	Barwa Real Estate Co	10,670
954	Masraf Al Rayan QSC	8,758
299	Qatar Electricity & Water Co QSC	15,605

	Total Qatar	35,033

	Russia — 0.2%
67,341	Gazprom PJSC Sponsored ADR	305,040
2,826	Sistema PJSC Sponsered GDR (Registered)	9,531

	Total Russia	314,571

	Singapore — 0.1%
11,100	CapitaLand Commercial Trust (REIT)	14,150
800	City Developments Ltd	6,678
18,700	Golden Agri-Resources Ltd	4,394
27,900	Hutchison Port Holdings Trust – Class U	7,648
5,600	Singapore Press Holdings Ltd	10,990
12,900	Suntec Real Estate Investment Trust	17,290

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
2,600	UOL Group Ltd	15,723
38,400	Yangzijiang Shipbuilding Holdings Ltd	27,486

	Total Singapore	104,359

	South Africa — 2.9%
587	Anglo American Platinum Ltd	15,477
1,224	AngloGold Ashanti Ltd	10,360
105,147	Barclays Africa Group Ltd	1,336,849
4,270	Barloworld Ltd	44,415
13,162	Bidvest Group Ltd (The)	208,621
1,169	Exxaro Resources Ltd	11,521
6,581	Foschini Group Ltd (The)	94,944
1,575	Hyprop Investments Ltd (REIT)	12,820
13,196	Imperial Holdings Ltd	211,813
34,552	Liberty Holdings Ltd	328,743
21,583	Metair Investments Ltd	33,882
172,452	MMI Holdings Ltd	253,076
2,906	Mondi Ltd	79,905
43,725	Nedbank Group Ltd	938,277
6,286	Omnia Holdings Ltd	66,457
745	Pioneer Foods Group Ltd	6,270
28,799	Reunert Ltd	178,759
117,524	Standard Bank Group Ltd	1,911,995
25,757	Telkom SA SOC Ltd	104,473
38,553	Tsogo Sun Holdings Ltd	69,592
7,412	Wilson Bayly Holmes-Ovcon Ltd	90,611

	Total South Africa	6,008,860

	South Korea — 3.6%
1,933	BNK Financial Group Inc	17,043
844	CJ O Shopping Co Ltd	174,194
185	Daelim Industrial Co Ltd	14,403
922	DB Insurance Co Ltd	50,012
6,983	DGB Financial Group Inc	66,888
203	Dongsuh Cos Inc	4,880
798	Doosan Heavy Industries & Construction Co Ltd *	14,105
1,419	E-MART Inc	328,359
88	GS Holdings Corp	4,750
456	GS Home Shopping Inc	71,586
10,774	Hana Financial Group Inc	415,240
5,377	Hankook Tire Co Ltd	213,428
312	Hanwha Aerospace Co Ltd *	9,560
5,157	Hanwha Corp	171,776
51,814	Hanwha Life Insurance Co Ltd	267,627
38	Hyundai Construction Equipment Co Ltd *	5,879
40	Hyundai Electric & Energy System Co Ltd *	3,399
6,635	Hyundai Marine & Fire Insurance Co Ltd	209,586
273	Hyundai Wia Corp	12,766
64,180	Industrial Bank of Korea	926,633
4,678	KB Financial Group Inc	225,006
31	KCC Corp	9,905

Shares	Description	Value ($)
	South Korea — continued
14,575	Kia Motors Corp	420,485
173	Korea Investment Holdings Co Ltd	15,001
2,511	Korea United Pharm Inc	59,696
7,105	Korean Reinsurance Co	83,629
87	KT Corp	2,178
656	KT&G Corp	58,413
142	Kumho Petrochemical Co Ltd	13,784
8,726	Kwang Dong Pharmaceutical Co Ltd	65,037
1,828	LF Corp	48,812
10,158	LG Corp	690,494
3	Lotte Chilsung Beverage Co Ltd	4,403
4,073	LOTTE Himart Co Ltd	296,971
474	NH Investment & Securities Co Ltd	6,930
458	Posco Daewoo Corp	9,711
1,163	Samjin Pharmaceutical Co Ltd	51,473
1,121	Samsung Card Co Ltd	38,571
17,657	Samsung Electronics Co Ltd	829,130
1,424	Samsung Heavy Industries Co Ltd *	9,849
20,241	Shinhan Financial Group Co Ltd	826,183
629	SK Holdings Co Ltd	161,121
1,433	SK Networks Co Ltd	6,593
314	SK Telecom Co Ltd	64,582
27,300	SK Telecom Co Ltd Sponsored ADR	622,986
6,220	Woori Bank	88,103

	Total South Korea	7,691,160

	Spain — 0.6%
60,919	Banco Santander SA	331,302
3,554	CaixaBank SA	15,293
14,472	Endesa SA	319,294
29,101	International Consolidated Airlines Group SA	264,469
19,089	Repsol SA	363,797
2,506	Zardoya Otis SA	23,998

	Total Spain	1,318,153

	Sweden — 0.7%
9,562	Alfa Laval AB	238,738
1,695	Electrolux AB – Series B	41,840
1,696	ICA Gruppen AB	52,343
16,800	Nordea Bank AB	161,568
6,684	Resurs Holding AB	42,704
12,366	Sandvik AB	214,475
5,702	SKF AB – B Shares	110,865
14,093	Svenska Cellulosa AB SCA – Class B	156,220
7,443	Swedbank AB – A Shares	154,731
16,473	Volvo AB – B Shares	283,320

	Total Sweden	1,456,804

	Switzerland — 2.3%
472	Aryzta AG *	7,053
456	BKW AG	28,800

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
139	Bucher Industries AG (Registered)	50,152
14,415	Nestle SA (Registered)	1,089,520
24,881	Novartis AG (Registered)	1,849,722
92	Pargesa Holding SA	8,065
6,231	Roche Holding AG	1,335,999
150	Swatch Group AG (The)	72,977
475	Swiss Life Holding AG (Registered) *	162,019
2,391	Swiss Re AG	205,604

	Total Switzerland	4,809,911

	Taiwan — 5.8%
38,000	Asia Pacific Telecom Co Ltd *	10,181
101,000	Asia Vital Components Co Ltd	96,921
83,000	Asustek Computer Inc	750,166
2,000	Casetek Holdings Ltd	5,002
1,000	Catcher Technology Co Ltd	11,592
86,000	Cathay Financial Holding Co Ltd	153,303
8,520	Chang Hwa Commercial Bank Ltd	4,981
44,000	China Airlines Ltd *	14,871
15,826	China Life Insurance Co Ltd	16,585
43,000	Coretronic Corp	59,162
192,000	CTBC Financial Holding Co Ltd	137,776
54,000	Elan Microelectronics Corp	86,995
35,277	Eva Airways Corp	17,790
15,000	Evergreen Marine Corp Taiwan Ltd *	7,390
4,000	Far Eastern New Century Corp	3,801
23,190	First Financial Holding Co Ltd	15,726
121,000	Formosa Chemicals & Fibre Corp	463,195
4,000	Formosa Petrochemical Corp	16,161
149,000	Formosa Plastics Corp	533,166
40,000	Formosa Taffeta Co Ltd	44,416
185,000	Fubon Financial Holding Co Ltd	320,641
137,000	Gigabyte Technology Co Ltd	360,417
423,000	Grand Pacific Petrochemical	451,263
66,000	Holtek Semiconductor Inc	162,373
798,525	Hon Hai Precision Industry Co Ltd	2,278,229
6,000	HTC Corp *	11,719
6,432	Hua Nan Financial Holdings Co Ltd – Class C	3,837
230,000	Inventec Corp	185,407
74,000	Lite-On Semiconductor Corp	106,084
4,000	Long Chen Paper Co Ltd	4,437
22,000	Lotes Co Ltd	139,032
15,000	Mega Financial Holding Co Ltd	13,106
2,000	Merida Industry Co Ltd	8,531
38,000	Micro-Star International Co Ltd	157,098
155,000	Mitac Holdings Corp	169,759
365,000	Nan Ya Plastics Corp	1,016,540
88,000	Novatek Microelectronics Corp	396,342
1,000	OBI Pharma Inc *	5,390
173,000	Pegatron Corp	364,184
45,000	Phison Electronics Corp	411,751

Shares	Description	Value ($)
	Taiwan — continued
376,000	Pou Chen Corp	460,100
24,000	Primax Electronics Ltd	46,604
229,000	Radiant Opto-Electronics Corp	477,871
16,800	Ruentex Development Co Ltd *	20,203
10,000	Ruentex Industries Ltd *	20,407
24,000	Shin Kong Financial Holding Co Ltd	9,561
20,000	Simplo Technology Co Ltd	124,712
12,989	SinoPac Financial Holdings Co Ltd	4,800
141,350	Synnex Technology International Corp	225,936
33,063	Taiwan Business Bank	10,083
12,000	Taiwan Fertilizer Co Ltd	17,278
8,000	Taiwan Semiconductor Co Ltd	22,725
34,531	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1,336,350
3,000	Transcend Information Inc	8,594
119,000	Uni-President Enterprises Corp	289,992
21,000	United Integrated Services Co Ltd	44,891
104,000	Walsin Lihwa Corp	86,855
7,000	WPG Holdings Ltd	10,137
2,000	Zhen Ding Technology Holding Ltd	4,508

	Total Taiwan	12,236,927

	Thailand — 1.4%
55,800	Bangchak Corp PCL	63,187
9,200	Banpu Pcl (Foreign Registered)	6,023
6,900	BEC World Pcl (Foreign Registered)	2,035
32,700	BTS Group Holdings PCL	9,915
80,100	Com7 PCL (Foreign Registered)	45,616
2,800	Glow Energy Pcl (Foreign Registered)	7,442
344,700	Indorama Ventures Pcl (Foreign Registered)	626,562
53,900	IRPC Pcl (Foreign Registered)	11,088
21,000	Krung Thai Bank Pcl (Foreign Registered)	11,474
401,300	PTT Global Chemical Pcl (Foreign Registered)	1,117,244
509,200	PTT Pcl (Foreign Registered)	827,482
614,400	Quality Houses Pcl (Foreign Registered)	62,462
4,600	Thai Oil Pcl (Foreign Registered)	13,221
72,500	Thanachart Capital Pcl (Foreign Registered)	116,579
50,300	TMB Bank Pcl (Foreign Registered)	3,899

	Total Thailand	2,924,229

	Turkey — 1.2%
93,000	Eregli Demir ve Celik Fabrikalari TAS	230,761
220,127	KOC Holding AS	679,028
1,778	TAV Havalimanlari Holding AS	8,628
9,008	Turk Telekomunikasyon AS *	11,802
292,205	Turkiye Garanti Bankasi AS	575,168
554,139	Turkiye Is Bankasi – Class C	729,490
54,836	Turkiye Sise ve Cam Fabrikalari AS	48,223
260,437	Turkiye Vakiflar Bankasi TAO – Class D	314,743
902	Ulker Biskuvi Sanayi AS	3,487
14,969	Yapi ve Kredi Bankasi AS *	13,292

	Total Turkey	2,614,622

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Arab Emirates — 0.0%
7,875	Abu Dhabi Commercial Bank PJSC	15,059
4,957	Emaar Malls PJSC	2,767

	Total United Arab Emirates	17,826

	United Kingdom — 5.2%
25,968	3i Group Plc	328,524
5,386	888 Holdings Plc	21,478
734	Antofagasta Plc	10,278
3,236	AstraZeneca Plc	236,086
14,200	AstraZeneca Plc Sponsored ADR	525,826
1,356	Babcock International Group Plc	15,002
12,899	Barratt Developments Plc	93,475
2,114	Bellway Plc	92,199
1,850	Berkeley Group Holdings Plc (The)	104,339
152	BHP Billiton Plc	3,495
20,261	British American Tobacco Plc	1,040,009
9,151	Cobham Plc *	15,116
3,080	Direct Line Insurance Group Plc	14,620
4,324	easyJet Plc	98,082
4,185	Electrocomponents Plc	39,111
4,938	Fenner Plc	39,952
12,309	Ferrexpo Plc	35,812
654	Galliford Try Plc	8,365
18,400	GlaxoSmithKline Plc Sponsored ADR	745,568
5,001	Hammerson Plc (REIT)	36,327
57,761	HSBC Holdings Plc	552,898
8,754	IG Group Holdings Plc	100,526
494	Inmarsat Plc	2,456
12,553	Intu Properties Plc (REIT)	33,216
1,662	Investec Plc	12,232
5,193	Investec Plc	38,290
145,121	Legal & General Group Plc	519,789
741,808	Lloyds Banking Group Plc	622,207
8,805	Meggitt Plc	57,475
3,558	Mondi Plc	98,666
2,990	Northgate Plc	16,561
12,220	Persimmon Plc	459,795
2,304	Plus500 Ltd	49,932
15,832	QinetiQ Group Plc	55,544
16,200	Reckitt Benckiser Group Plc	1,240,000
21,013	Royal Dutch Shell Plc – Class A	730,785
6,672	Royal Dutch Shell Plc A Shares (London)	231,332
3,765	Royal Dutch Shell Plc B Shares (London)	134,472
16,972	Royal Mail Plc	114,202
439	Severn Trent Plc	11,588
1,448	Spectris Plc	53,600
292	Travis Perkins Plc	5,217
5,081	TUI AG	117,887
33,505	Unilever Plc	1,847,264
1,767	Vedanta Resources Plc	16,620
5,170	Vesuvius Plc	43,075

Shares	Description	Value ($)
	United Kingdom — continued
9,000	Vodafone Group Plc Sponsored ADR	233,370
25,834	William Hill Plc	109,819
7,914	Wm Morrison Supermarkets Plc	25,826

	Total United Kingdom	11,038,308

	United States — 29.3%
5,011	3M Co.	988,319
19,371	Abbott Laboratories	1,191,898
14,800	Accenture Plc – Class A	2,304,952
4,300	Alphabet, Inc. – Class C *	4,665,457
18,029	American Express Co.	1,772,251
5,300	Amphenol Corp. – Class A	460,729
8,069	Anthem, Inc.	1,786,638
23,600	Apple, Inc.	4,410,132
3,579	Becton Dickinson and Co.	793,071
39,451	Cisco Systems, Inc.	1,684,952
25,067	Coca-Cola Co. (The)	1,077,881
24,366	Cognizant Technology Solutions Corp. – Class A	1,835,978
9,214	Costco Wholesale Corp.	1,826,583
4,300	Facebook, Inc. – Class A *	824,654
5,200	Honeywell International, Inc.	769,132
28,600	Johnson & Johnson	3,421,132
2,663	Mastercard, Inc. – Class A	506,290
23,467	Medtronic Plc	2,025,671
21,911	Merck & Co., Inc.	1,304,362
42,651	Microsoft Corp.	4,215,625
5,621	Monsanto Co.	716,453
138	OneMarket Ltd * (a)	160
85,182	Oracle Corp.	3,979,703
2,966	PepsiCo, Inc.	297,341
18,800	Pfizer, Inc.	675,484
12,584	Philip Morris International, Inc.	1,000,931
33,209	QUALCOMM, Inc.	1,930,107
10,994	Schlumberger Ltd.	754,958
4,326	Stryker Corp.	752,810
8,300	Teradata Corp. *	330,921
12,081	Texas Instruments, Inc.	1,351,985
25,116	TJX Cos., Inc. (The)	2,268,477
10,889	United Technologies Corp.	1,359,165
14,892	UnitedHealth Group, Inc.	3,596,567
33,853	US Bancorp	1,692,311
6,912	VF Corp.	560,978
6,000	Visa, Inc. – Class A	784,320
35,223	Wells Fargo & Co.	1,901,690

	Total United States	61,820,068

	TOTAL COMMON STOCKS (COST $171,018,353)	182,510,348

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares / Par Value†	Description	Value ($)
	PREFERRED STOCKS (b) — 1.1%

	Brazil — 0.4%
52,368	Banco Bradesco SA	409,460
19,160	Banco Bradesco SA ADR	150,406
24,400	Banco do Estado do Rio Grande do Sul SA – Class B	107,468
12,100	Braskem SA – Class A	147,358
8,300	Centrais Eletricas Brasileiras SA – Class B *	37,268
1,140	Itau Unibanco Holding SA	13,135

	Total Brazil	865,095

	Colombia — 0.0%
37,891	Grupo Aval Acciones y Valores SA	16,321

	Germany — 0.2%
136	Draegerwerk AG & Co KGaA	9,468
2,233	Volkswagen AG	419,400

	Total Germany	428,868

	Russia — 0.0%
27,445	Surgutneftegas OJSC *	13,450

	South Korea — 0.5%
1,338	Hyundai Motor Co	110,828
1,708	Hyundai Motor Co 2nd Preference	149,573
12,700	Samsung Electronics Co Ltd	475,011
148	Samsung Electronics Co Ltd GDR	138,705

	Total South Korea	874,117

	TOTAL PREFERRED STOCKS (COST $1,886,936)	2,197,851

	MUTUAL FUNDS — 6.5%

	United States — 6.5%
	Affiliated Issuers — 6.5%
545,839	GMO U.S. Treasury Fund	13,635,063

	TOTAL MUTUAL FUNDS (COST $13,631,136)	13,635,063

	SHORT-TERM INVESTMENTS — 4.6%

	Money Market Fund — 0.2%
427,307	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (c)	427,307

	U.S. Government — 4.4%
900,000	U.S. Treasury Bill, 1.77%, due 07/19/18 (d) (e)	897,867
3,500,000	U.S. Treasury Bill, 1.79%, due 07/26/18 (d) (e)	3,490,428
2,500,000	U.S. Treasury Bill, 2.02%, due 11/08/18 (d) (e)	2,477,917

Par Value†	Description	Value ($)
	U.S. Government — continued
2,500,000	U.S. Treasury Bill, 2.03%, due 11/15/18 (d) (e)	2,476,850

	Total U.S. Government	9,343,062

	TOTAL SHORT-TERM INVESTMENTS (COST $9,770,899)	9,770,369

	TOTAL INVESTMENTS — 98.6% (Cost $196,307,324)	208,113,631
	Other Assets and Liabilities (net) — 1.4%	3,043,835

	TOTAL NET ASSETS — 100.0%	$211,157,466

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/13/2018	BCLY	AUD	1,123,200	USD	845,814	(3,818)
07/13/2018	GS	AUD	959,581	USD	742,192	16,328
07/13/2018	JPM	AUD	51,700	USD	39,077	(31)
07/12/2018	GS	CHF	352,222	USD	353,985	(4,602)
07/12/2018	JPM	CHF	660,889	USD	698,050	25,220
06/20/2018	BOA	EUR	346,226	USD	424,496	19,255
06/20/2018	GS	EUR	5,780,542	USD	7,157,531	391,677
06/20/2018	MSCI	EUR	7,233,600	USD	8,641,172	174,582
06/20/2018	BCLY	GBP	1,291,987	USD	1,747,654	28,815
06/20/2018	GS	GBP	1,120,856	USD	1,514,857	23,689
06/20/2018	JPM	GBP	150,500	USD	210,377	10,154
06/20/2018	MSCI	GBP	2,153,184	USD	3,019,754	155,193
06/18/2018	GS	JPY	1,220,878,977	USD	11,340,200	107,087
06/18/2018	MSCI	JPY	89,573,148	USD	826,751	2,602
07/12/2018	BOA	NOK	2,917,200	USD	374,923	17,874
07/12/2018	GS	NOK	4,283,140	USD	536,633	12,402
07/12/2018	GS	SEK	8,160,000	USD	985,159	57,098
07/12/2018	MSCI	SEK	5,355,200	USD	625,502	16,439
06/20/2018	BCLY	USD	202,681	EUR	162,300	(12,716)
06/18/2018	GS	USD	266,322	JPY	27,845,000	(10,125)
06/20/2018	MSCI	USD	430,186	EUR	371,300	4,403

						$1,031,526

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
1,372	S&P 500 E-Mini	June 2018	$185,597,300	$4,309,790

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CDI - Certificado de Deposito Interbancario

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
11,816,225	GMO Emerging Country Debt Fund, Class IV	328,727,380
771,878,049	GMO Implementation Fund	10,675,073,419
19,848,213	GMO Opportunistic Income Fund, Class VI	529,153,349
30,421,617	GMO SGM Major Markets Fund, Class VI	982,314,028
25,418,252	GMO Special Opportunities Fund, Class VI	662,653,839

	TOTAL MUTUAL FUNDS (COST $12,443,633,758)	13,177,922,015

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
7,152,245	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.67% (a)	7,152,245

	TOTAL SHORT-TERM INVESTMENTS (COST $7,152,245)	7,152,245

	TOTAL INVESTMENTS — 100.0% (Cost $12,450,786,003)	13,185,074,260
	Other Assets and Liabilities (net) — (0.0%)	(6,274,654)

	TOTAL NET ASSETS — 100.0%	$13,178,799,606

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 40.9%

	Australia — 0.6%
4,093	Adelaide Brighton Ltd	20,227
387	ASX Ltd	17,679
50,823	Australia & New Zealand Banking Group Ltd	1,044,499
3,487	Brickworks Ltd	40,961
223,091	Caltex Australia Ltd	4,947,596
23,174	Charter Hall Group (REIT)	111,347
2,435	CIMIC Group Ltd	75,730
40,010	Codan Ltd	88,853
211,539	Costa Group Holdings Ltd	1,227,430
28,995	Credit Corp Group Ltd	414,235
214,839	CSR Ltd	812,831
653,658	Downer EDI Ltd	3,462,536
7,585	Elders Ltd	50,591
230,008	Genworth Mortgage Insurance Australia Ltd	425,395
6,162	Investa Office Fund (REIT)	23,480
5,324	Lovisa Holdings Ltd	46,550
68,843	Macquarie Group Ltd	5,931,832
3,238	McMillan Shakespeare Ltd	41,354
393,018	Metcash Ltd	858,678
210,712	Mineral Resources Ltd	2,926,412
33,169	Mirvac Group (REIT)	57,568
50,306	Myer Holdings Ltd	16,321
597	National Australia Bank Ltd	12,034
3,444	Navitas Ltd	11,445
181,633	OZ Minerals Ltd	1,347,007
61,586	Pact Group Holdings Ltd	263,153
27,413	Resolute Mining Ltd	25,682
3,388	Sandfire Resources NL	22,180
108,187	Scentre Group (REIT)	341,658
15,786	Shopping Centres Australasia Property Group (REIT)	29,336
75,159	Sigma Healthcare Ltd	44,530
5,731	St Barbara Ltd	20,687
19,633	Stockland (REIT)	61,573
3,762	Virtus Health Ltd	15,689
3,876	WorleyParsons Ltd	48,480
34,707	WPP AUNZ Ltd	26,315

	Total Australia	24,911,874

	Austria — 0.2%
1,657	FACC AG *	32,091
2,064	Oesterreichische Post AG	95,606
114,970	OMV AG	6,587,793
4,441	POLYTEC Holding AG	67,539
3,647	S IMMO AG	72,052
48,193	voestalpine AG	2,573,425

	Total Austria	9,428,506

Shares	Description	Value ($)
	Belgium — 0.0%
22,610	AGFA-Gevaert NV *	80,894
2,368	Barco NV	293,071
1,729	D’ieteren SA	74,850
420	Orange Belgium SA	8,272
11,423	UCB SA	897,933

	Total Belgium	1,355,020

	Brazil — 0.7%
197,000	Banco BTG Pactual SA	1,028,985
351,700	Banco do Brasil SA	2,863,316
644,700	Banco Santander Brasil SA	5,839,112
196,900	Centrais Eletricas Brasileiras SA *	772,199
662,700	Cia de Saneamento Basico do Estado de Sao Paulo	4,642,494
116,900	Cia de Saneamento Basico do Estado de Sao Paulo ADR	803,103
11,500	EcoRodovias Infraestrutura e Logistica SA	24,361
6,150	EDP – Energias do Brasil SA	21,840
1,800	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA *	16,915
235,200	Estacio Participacoes SA	1,585,167
70,200	Grendene SA	439,054
3,659,200	JBS SA	8,771,722
7,300	Multiplus SA	50,927
1,850	Qualicorp SA	9,451
900	Tim Participacoes SA ADR	16,110
20,400	Transmissora Alianca de Energia Eletrica SA	105,242
25,800	Vale SA	350,026
138,600	Via Varejo SA	868,068

	Total Brazil	28,208,092

	Canada — 1.1%
28,600	AGF Management Ltd – Class B	149,551
53,200	Air Canada *	942,468
17,200	Bank of Montreal	1,332,383
24,800	Bank of Nova Scotia (The)	1,496,492
11,600	Baytex Energy Corp *	48,488
38,037	BRP Inc Sub Voting	1,771,892
9,000	Canaccord Genuity Group Inc	44,563
7,900	Canadian Imperial Bank of Commerce	689,712
8,100	Canfor Corp *	202,844
12,000	Cascades Inc	115,595
2,000	Celestica Inc *	24,020
2,600	Celestica Inc *	31,302
30,300	CI Financial Corp	587,492
3,800	Cogeco Inc	191,231
500	Cominar Real Estate Investment Trust	4,685
2,700	Corus Entertainment Inc – B Shares	12,973
8,100	Dollarama Inc	934,880

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
5,040	Dream Industrial Real Estate Investment Trust	42,291
22,300	Empire Co Ltd – A Shares	429,283
2,800	IAMGOLD Corp *	17,492
1,800	IGM Financial Inc	53,198
16,100	Industrial Alliance Insurance & Financial Services Inc	658,106
33,100	Just Energy Group Inc	122,791
17,300	Labrador Iron Ore Royalty Corp	319,955
900	Laurentian Bank of Canada	31,374
50,500	Magna International Inc	3,238,138
4,500	Martinrea International Inc	53,968
14,100	Medical Facilities Corp	153,984
87,400	Metro Inc	2,883,674
4,600	North West Co Inc (The)	99,550
9,200	Power Corp of Canada	214,354
37,800	Rogers Sugar Inc	157,719
206,600	Royal Bank of Canada	15,615,302
50,700	Russel Metals Inc	1,146,087
27,300	Sun Life Financial Inc	1,128,341
88,600	Sun Life Financial Inc	3,661,838
3,000	Toromont Industries Ltd	134,683
8,300	Toronto-Dominion Bank (The)	484,583
71,400	Transcontinental Inc – Class A	1,609,061
3,900	Valener Inc	61,571
11,200	Wajax Corp	216,468
47,200	West Fraser Timber Co Ltd	3,430,245
1,800	WestJet Airlines Ltd	27,779
2,900	Westshore Terminals Investment Corp	51,442
9,400	ZCL Composites Inc	66,697

	Total Canada	44,690,545

	Chile — 0.0%
42,485	AES Gener SA	11,111
3,516	Inversiones La Construccion SA	60,802

	Total Chile	71,913

	China — 5.5%
88,000	361 Degrees International Ltd	27,642
6,000	AAC Technologies Holdings Inc	89,062
1,728,000	Agile Group Holdings Ltd	3,264,448
34,342,000	Agricultural Bank of China Ltd – Class H	17,629,318
5,300	Alibaba Group Holding Ltd Sponsored ADR *	1,049,453
607,500	Anhui Conch Cement Co Ltd – Class H	3,709,484
36,000	Anhui Expressway Co Ltd – Class H	25,083
17,000	ANTA Sports Products Ltd	98,115
1,452,500	BAIC Motor Corp Ltd – Class H	1,396,894
8,668,000	Bank of China Ltd – Class H	4,526,362
5,497,000	Bank of Communications Co Ltd – Class H	4,335,473
44,000	Baoye Group Co Ltd – Class H *	32,213

Shares	Description	Value ($)
	China — continued
8,000	Beijing Capital International Airport Co Ltd – Class H	11,776
175,000	Cabbeen Fashion Ltd	68,057
15,975	Changyou.com Ltd ADR	299,212
60,000	Chaowei Power Holdings Ltd	34,742
3,776,000	China CITIC Bank Corp Ltd – Class H	2,552,162
6,486,000	China Communications Services Corp Ltd – Class H	4,164,158
3,115,000	China Construction Bank Corp – Class H	3,135,310
3,482,000	China Everbright Bank Co Ltd – Class H	1,727,792
2,154,000	China Greenfresh Group Co Ltd	343,238
4,040,000	China Huarong Asset Management Co Ltd – Class H	1,354,053
60,000	China Jinmao Holdings Group Ltd	33,897
2,915,000	China Lesso Group Holdings Ltd	2,054,936
2,850,000	China Machinery Engineering Corp – Class H	1,572,471
94,000	China Medical System Holdings Ltd	225,584
107,500	China Mobile Ltd	962,382
5,194,900	China National Building Material Co Ltd – Class H *	5,904,766
162,000	China Overseas Land & Investment Ltd	538,290
18,760,000	China Petroleum & Chemical Corp – Class H	18,249,336
13,900	China Petroleum & Chemical Corp ADR	1,354,555
162,000	China Pioneer Pharma Holdings Ltd	53,679
9,381,500	China Railway Construction Corp Ltd – Class H	10,598,115
3,319,000	China Railway Group Ltd – Class H	2,669,129
422,000	China Resources Cement Holdings Ltd	494,048
106,000	China Resources Land Ltd	387,451
360,500	China Resources Pharmaceutical Group Ltd	552,554
1,730,500	China Shenhua Energy Co Ltd – Class H	4,501,614
86,000	China Shineway Pharmaceutical Group Ltd	186,324
28,076,000	China Telecom Corp Ltd – Class H	13,053,096
70,000	China Vanke Co Ltd – Class H	248,809
18,300	China Yuchai International Ltd	421,815
2,876,000	Chongqing Rural Commercial Bank Co Ltd – Class H	1,913,153
82,000	CIFI Holdings Group Co Ltd	63,132
222,000	Country Garden Holdings Co Ltd	431,406
100,000	Dah Chong Hong Holdings Ltd	53,540
8,556,000	Dongfeng Motor Group Co Ltd – Class H	9,746,135
9,000	ENN Energy Holdings Ltd	92,254
139,000	Geely Automobile Holdings Ltd	390,332
210,000	Guangdong Investment Ltd	352,502
520,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	2,709,028
4,107,600	Guangzhou R&F Properties Co Ltd – Class H	9,562,596
2,133,000	Haier Electronics Group Co Ltd *	7,646,708
21,000	Haitian International Holdings Ltd	59,598
1,544,000	Harbin Electric Co Ltd – Class H	536,663

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
8,000	Hengan International Group Co Ltd	76,024
165,000	Hi Sun Technology China Ltd	30,389
360,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	421,491
800	Hollysys Automation Technologies Ltd	19,096
900,000	Hua Hong Semiconductor Ltd	2,168,656
3,295,000	Huabao International Holdings Ltd	2,168,463
5,000	IGG Inc	7,807
2,276,000	Industrial and Commercial Bank of China Ltd – Class H	1,879,925
494,000	Jiangsu Expressway Co Ltd – Class H	742,214
12,893	Jumei International Holding Ltd ADR *	33,522
1,303,000	Kingboard Chemical Holdings Ltd	5,154,888
1,575,500	Kingboard Laminates Holdings Ltd	2,072,574
86,700	Legend Holdings Corp – Class H	275,297
348,600	Livzon Pharmaceutical Group Inc – Class H (a)	2,500,296
46,400	Logan Property Holdings Co Ltd	69,357
78,500	Longfor Properties Co Ltd	233,757
7,303,000	Lonking Holdings Ltd	3,652,804
2,100	NetEase Inc ADR	479,472
800	New Oriental Education & Technology Group Inc Sponsored ADR	79,576
49,000	Nexteer Automotive Group Ltd	80,379
19,000	Nine Dragons Paper Holdings Ltd	30,013
136,000	People’s Insurance Co Group of China Ltd (The) – Class H	64,032
144,000	PetroChina Co Ltd – Class H	118,715
240,000	PICC Property & Casualty Co Ltd – Class H	421,032
32,000	Ping An Insurance Group Co of China Ltd – Class H	311,737
5,487,000	Postal Savings Bank of China Co Ltd – Class H	3,654,599
1,235,000	Powerlong Real Estate Holdings Ltd	738,625
102,000	Qingling Motors Co Ltd – Class H	33,995
15,600	Red Star Macalline Group Corp Ltd – Class H	21,078
278,000	Road King Infrastructure Ltd	534,129
164,000	Shandong Weigao Group Medical Polymer Co Ltd – Class H	140,763
711,000	Shanghai Industrial Holdings Ltd	1,884,431
1,457,100	Shanghai Pharmaceuticals Holding Co Ltd – Class H	4,483,609
88,000	Shenzhen Expressway Co Ltd – Class H	92,038
2,787,000	Shimao Property Holdings Ltd	8,173,749
17,100	SINA Corp *	1,553,022
690,000	Sino Biopharmaceutical Ltd	1,738,140
122,500	Sino-Ocean Group Holding Ltd	82,257
1,693,000	Sinotruk Hong Kong Ltd	2,386,990
127,000	Spring Real Estate Investment Trust	56,670
1,632,000	SSY Group Ltd.	1,738,929
40,400	Tencent Holdings Ltd	2,062,506

Shares	Description	Value ($)
	China — continued
3,800	Tencent Holdings Ltd ADR	194,057
267,500	Texhong Textile Group Ltd	462,998
706,000	Tianjin Port Development Holdings Ltd	100,547
398,000	Tianneng Power International Ltd	614,260
2,074,000	TravelSky Technology Ltd – Class H	6,025,956
3,325,000	Weichai Power Co Ltd – Class H	4,430,370
523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H *	405,770
1,564,000	Xtep International Holdings Ltd	992,008
192,000	Yuexiu Transport Infrastructure Ltd	150,954
5,945,000	Yuzhou Properties Co Ltd	4,164,409
370,000	Zhejiang Expressway Co Ltd – Class H	368,960
100,000	Shenzhen Investment Ltd	42,274

	Total China	217,913,554

	Colombia — 0.1%
144,314	Almacenes Exito SA	823,838
176,500	Ecopetrol SA Sponsored ADR	3,792,985

	Total Colombia	4,616,823

	Czech Republic — 0.0%
664	CEZ AS	16,603
42,490	Moneta Money Bank AS	148,526
252	Philip Morris CR AS	166,245

	Total Czech Republic	331,374

	Denmark — 0.2%
8	AP Moeller – Maersk A/S – Class B	11,928
273	Dfds A/S	16,227
37,000	Novo Nordisk A/S Sponsored ADR	1,758,980
109,852	Novo Nordisk A/S – Class B	5,221,095
878	Royal Unibrew A/S	62,988
2,528	Scandinavian Tobacco Group A/S	37,388
3,687	Schouw & Co AB	331,740

	Total Denmark	7,440,346

	Egypt — 0.0%
43,450	Alexandria Mineral Oils Co	30,300
37,976	Global Telecom Holding SAE *	10,335

	Total Egypt	40,635

	Finland — 0.1%
4,709	Cramo Oyj	105,745
1,832	Finnair Oyj	22,789
359	Kesko Oyj – B Shares	21,097
12,344	Neste Oyj	1,008,753
2,202	Stora Enso Oyj – R Shares	45,170
117,940	UPM-Kymmene Oyj	4,329,205

	Total Finland	5,532,759

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	France — 1.6%
159,233	Air France-KLM *	1,262,138
6,556	Alten SA	661,694
12,321	Amundi SA	900,618
294,995	AXA SA	7,391,247
125,112	BNP Paribas SA	7,773,946
1,005	Bonduelle SCA	38,397
176	Capgemini SE *	23,211
18,443	Christian Dior SE	7,853,794
99,123	CNP Assurances	2,321,206
19,090	Coface SA	202,880
128,494	Credit Agricole SA	1,766,960
11,982	Derichebourg SA	72,864
2,576	Gaztransport Et Technigaz SA	153,282
5,918	IPSOS	202,101
2,872	Jacquet Metal Service	91,077
800	Kaufman & Broad SA	37,614
18,051	L’Oreal SA	4,347,384
1,047	Mersen SA	44,622
2,937	Metropole Television SA	62,080
3,147	MGI Coutier	101,765
77,431	Natixis SA	560,399
679	Neopost SA	18,880
7,417	Rallye SA	98,079
23,169	Sanofi	1,775,994
36,800	Sanofi ADR	1,408,336
59,244	SCOR SE	2,182,639
170,074	Societe Generale SA	7,340,823
372,800	STMicroelectronics NV – NY Shares	8,898,736
174,745	STMicroelectronics NV	4,166,595
614	Vilmorin & Cie SA	41,276

	Total France	61,800,637

	Germany — 2.1%
72,694	Allianz SE (Registered)	14,977,303
447	Amadeus Fire AG	49,694
53,662	BASF SE	5,298,323
9,627	Bayer AG (Registered)	1,149,018
147,593	Bayerische Motoren Werke AG	14,748,102
4,253	Cewe Stiftung & Co KGAA	420,982
55,064	Covestro AG	5,016,478
229,047	Daimler AG (Registered Shares)	16,546,405
474,729	Deutsche Lufthansa AG (Registered)	12,883,607
12,460	Deutsche Pfandbriefbank AG *	189,798
161	Duerr AG	16,164
1,256	Elmos Semiconductor AG	38,733
5,751	Henkel AG & Co KGaA	648,455
4,030	Isra Vision AG	204,689
1,441	Koenig & Bauer AG	110,448
3,913	Leoni AG	234,827
498	ProSiebenSat.1 Media SE	14,642
154	Rheinmetall AG	19,611

Shares	Description	Value ($)
	Germany — continued
74,708	RWE AG	1,694,507
33,875	SAP AG	3,815,923
8,128	Software AG	387,833
1,582	STADA Arzneimittel AG	149,955
23,340	Talanx AG	898,951
13,558	Volkswagen AG	2,510,950
3,256	Wacker Neuson SE	98,863
654	Washtec AG	59,862
2,753	Wuestenrot & Wuerttembergische AG	60,982

	Total Germany	82,245,105

	Greece — 0.0%
12,055	FF Group *	67,288
27,935	Mytilineos Holdings SA *	296,755

	Total Greece	364,043

	Hong Kong — 0.9%
1,319,400	BOC Hong Kong Holdings Ltd	6,604,470
833,400	Champion (REIT)	581,383
65,500	CK Asset Holdings Ltd	544,451
41,700	Dah Sing Banking Group Ltd	95,519
4,000	Dah Sing Financial Holdings Ltd	26,350
163,000	Fortune Real Estate Investment Trust	196,958
4,000	Henderson Land Development Co Ltd	26,219
40,000	HKT Trust & HKT Ltd – Class SS	50,421
122,100	Hysan Development Co Ltd	704,410
1,071,638	I-CABLE Communications Ltd *	22,923
20,000	Johnson Electric Holdings Ltd	61,022
174,300	Kerry Properties Ltd	929,547
165,400	Link (REIT)	1,457,284
71,800	Luk Fook Holdings International Ltd	326,756
10,000	Minth Group Ltd	45,761
29,700	New World Development Co Ltd	45,355
2,046,900	SJM Holdings Ltd	2,923,595
14,300	SmarTone Telecommunications Holdings Ltd	15,999
2,000	Swire Pacific Ltd – Class A	20,561
1,000	Television Broadcasts Ltd	3,397
7,669,500	WH Group Ltd	7,857,582
768,100	Wharf Holdings Ltd (The)	2,470,927
644,100	Wharf Real Estate Investment Co Ltd	4,952,608
422,500	Wheelock & Co Ltd	3,173,156
55,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	15,472
18,000	Xinyi Glass Holdings Ltd	24,655
164,900	Yue Yuen Industrial Holdings Ltd	508,599

	Total Hong Kong	33,685,380

	Hungary — 0.1%
733,294	Magyar Telekom Telecommunications Plc	1,113,873
88,290	Richter Gedeon Nyrt	1,729,476

	Total Hungary	2,843,349

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	India — 1.5%
565	ACC Ltd	11,370
110,959	Andhra Bank *	59,336
31,638	Aurobindo Pharma Ltd	260,172
14,333	Balmer Lawrie & Co Ltd	48,582
41,577	Bharat Electronics Ltd	70,141
11,377	Castrol India Ltd	29,126
44,513	Chambal Fertilizers and Chemicals Ltd	111,606
1,679	Cholamandalam Investment and Finance Co Ltd	38,273
9,421	City Union Bank Ltd	27,372
12,475	Divi’s Laboratories Ltd	193,881
354,031	Firstsource Solutions Ltd *	380,002
4,864	Gujarat Industries Power Co Ltd	6,939
6,240	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	44,044
7,479	Gujarat State Petronet Ltd	19,827
887,717	HCL Technologies Ltd	11,926,462
21,449	Hero MotoCorp Ltd	1,127,508
426,566	Hexaware Technologies Ltd	2,762,229
21,257	Hindustan Petroleum Corp Ltd	98,418
54,456	Hindustan Unilever Ltd	1,297,130
108,196	HT Media Ltd	129,016
18,105	IDFC Bank Ltd	10,902
1,937	Indian Bank	9,673
806,464	Indian Oil Corp Ltd	2,084,842
16,634	Infosys Ltd	303,105
5,000	Infosys Ltd Sponsored ADR	90,950
118,151	Jaypee Infratech Ltd *	9,499
23,749	Karnataka Bank Ltd (The)	42,171
12,597	KPIT Technologies Ltd	51,430
36,596	Larsen & Toubro Infotech Ltd	950,506
2,258	Mahanagar Gas Ltd	27,425
77,266	Maruti Suzuki India Ltd	9,776,098
14,201	Mastek Ltd	110,859
3,290	Merck Ltd	113,885
11,485	Mindtree Ltd	171,457
6,303	MOIL Ltd	17,396
79,623	Mphasis Ltd	1,294,133
77,100	NHPC Ltd	30,385
143,239	NIIT Technologies Ltd	2,381,371
18,962	NMDC Ltd	32,865
891,640	Oil & Natural Gas Corp Ltd	2,347,208
10,626	Oil India Ltd	34,074
1,069	Oracle Financial Services Software Ltd *	60,586
2,838	Pidilite Industries Ltd	48,357
1,301	Piramal Enterprises Ltd	45,961
2,195,467	Power Finance Corp Ltd	2,635,876
812,444	PTC India Ltd	1,021,368
444,813	Reliance Capital Ltd	2,743,475
3,690	Repco Home Finance Ltd	32,084
3,291,487	Rural Electrification Corp Ltd	5,754,475
155,794	Sonata Software Ltd	868,776

Shares	Description	Value ($)
	India — continued
20,600	Srei Infrastructure Finance Ltd	23,509
5,370	Tata Chemicals Ltd	58,964
4,342	Tata Motors Ltd – Class A *	10,919
230,382	Tata Steel Ltd	1,968,765
96,946	Tech Mahindra Ltd	1,018,075
14,718	Uflex Ltd	66,713
40,975	Vakrangee Ltd	19,795
55,146	VIP Industries Ltd	344,430
738,031	Wipro Ltd	2,881,778

	Total India	58,135,574

	Indonesia — 0.1%
982,400	Adaro Energy Tbk PT	133,049
78,500	Bank Central Asia Tbk PT	127,840
301,600	Bank Mandiri Persero Tbk PT	152,268
118,600	Bank Negara Indonesia Persero Tbk PT	72,118
1,202,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	59,566
2,782,400	Bank Rakyat Indonesia Persero Tbk PT	614,604
328,400	Bukit Asam Tbk PT	89,424
743,300	Erajaya Swasembada Tbk PT	137,371
38,100	Gudang Garam Tbk PT	187,399
342,600	Harum Energy Tbk PT *	79,296
1,079,300	Indo Tambangraya Megah Tbk PT	2,002,911
29,100	Matahari Department Store Tbk PT	19,086
1,112,400	Mitra Pinasthika Mustika Tbk PT	83,645
6,154,600	Panin Financial Tbk PT *	98,244
866,600	Ramayana Lestari Sentosa Tbk PT *	85,052
1,029,400	Telekomunikasi Indonesia Persero Tbk PT	258,328
2,200	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	54,362
41,800	United Tractors Tbk PT	105,333
67,400	XL Axiata Tbk PT *	10,146

	Total Indonesia	4,370,042

	Ireland — 0.0%
12,200	ICON Plc *	1,573,556

	Israel — 0.0%
8,692	Discount Investment Corp Ltd (Registered)	25,541
566	Mizrahi Tefahot Bank Ltd	10,809
7,636	Nova Measuring Instruments Ltd *	228,969

	Total Israel	265,319

	Italy — 1.0%
9,186	A2A SPA	15,621
38,149	ACEA SPA	596,066
5,671	ASTM SPA	131,075
127,818	Cofide SPA	72,753
6,272	El.En. SPA	218,662

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
7,769	Enav SPA	37,458
487,312	Enel SPA	2,678,183
2,610	ERG SPA	54,330
143,655	EXOR NV	10,433,602
16,566	Falck Renewables SPA	37,935
671,300	Fiat Chrysler Automobiles NV	15,594,299
31,164	Fiat Chrysler Automobiles NV *	706,328
37,665	Fincantieri SPA	59,834
5,940	FinecoBank Banca Fineco SPA	59,242
410,414	Iren SPA	1,020,828
8,260	La Doria SPA	112,337
11,925	MARR SPA	318,968
2,326	Prima Industrie SPA	97,789
84,516	Recordati SPA	3,127,140
56,749	Saras SPA	127,474
242,617	Societa Cattolica di Assicurazioni SC	2,087,128
7,485	Societa Iniziative Autostradali e Servizi SPA	121,261
700,494	Telecom Italia SPA-RSP	490,892
11,076	Vittoria Assicurazioni SPA	180,373

	Total Italy	38,379,578

	Japan — 4.6%
27,900	Aisin Seiki Co Ltd	1,399,498
20,200	AOKI Holdings Inc	322,695
3,200	Asahi Glass Co Ltd	130,552
710,900	Asahi Kasei Corp	9,719,331
335,400	Astellas Pharma Inc	5,193,905
2,000	Autobacs Seven Co Ltd	36,356
209,700	Brother Industries Ltd	4,368,636
265,200	Canon Inc	9,043,177
10,400	Cawachi Ltd	232,319
200	Central Japan Railway Co	41,256
30,000	CKD Corp	617,928
15,900	Cosmo Energy Holdings Co Ltd	537,681
1,000	Daihen Corp	7,063
400	Daiichi Sankyo Co Ltd	12,801
5,100	Daiwabo Holdings Co Ltd	284,555
69,000	DCM Holdings Co Ltd	691,464
21,060	Denka Co Ltd	768,826
6,900	Denso Corp	334,515
5,100	DIC Corp	165,957
2,600	Doutor Nichires Holdings Co Ltd	52,959
11,500	DTS Corp	457,624
1,100	Duskin Co Ltd	26,592
8,200	Ehime Bank Ltd (The)	92,835
9,500	Elecom Co Ltd	244,669
5,900	Exedy Corp	185,134
23,700	Fancl Corp	1,090,506
16,000	Fuji Electric Co Ltd	113,413
3,800	Fujicco Co Ltd	92,912
1,100	FUJIFILM Holdings Corp	42,093

Shares	Description	Value ($)
	Japan — continued
1,400	Fujitsu General Ltd	21,712
933,000	Fujitsu Ltd	5,689,019
1,400	Fuyo General Lease Co Ltd	100,677
900	Gree Inc	5,114
900	Hamakyorex Co Ltd	30,251
34,960	Hanwa Co Ltd	1,469,501
2,500	Heiwado Co Ltd	60,368
1,755,000	Hitachi Ltd	12,777,740
1,500	Hitachi Transport System Ltd	40,283
5,300	Honda Motor Co Ltd	168,196
1,700	Hosokawa Micron Corp	105,737
32,700	House Foods Group Inc	1,195,419
947,600	ITOCHU Corp	17,731,268
26,800	Itochu Techno-Solutions Corp	484,176
1,000	Japan Aviation Electronics Industry Ltd	16,562
3,100	JFE Holdings Inc	63,786
4,100	JSR Corp	79,664
1,500	JTEKT Corp	21,743
6,000	Kajima Corp	48,820
300	Kaken Pharmaceutical Co Ltd	16,567
2,000	Kaneka Corp	20,528
90,600	Kanematsu Corp	1,397,290
1,400	Kasai Kogyo Co Ltd	18,614
1,110	Kawasaki Kisen Kaisha Ltd *	22,777
3,100	Keihin Corp	60,153
4,100	Kirin Holdings Co Ltd	116,147
26,800	Kitz Corp	239,023
1,400	Kokuyo Co Ltd	26,160
16,500	Kyowa Exeo Corp(a)	430,843
800	Kyudenko Corp	38,430
4,300	Leopalace21 Corp	29,548
366,500	Marubeni Corp	2,843,088
33,000	MCJ Co Ltd	535,074
1,586,500	Mitsubishi Chemical Holdings Corp	14,610,516
54,500	Mitsubishi Corp	1,510,549
629,900	Mitsubishi Electric Corp	8,926,793
106,600	Mitsubishi Gas Chemical Co Inc	2,707,448
197,600	Mitsubishi Tanabe Pharma Corp	3,529,023
27,100	Mitsui & Co Ltd	475,568
59,800	Mitsui Chemicals Inc	1,722,731
3,100	Mitsui Engineering & Shipbuilding Co Ltd *	41,240
6,000	Mitsui Sugar Co Ltd	200,987
9,000	Mitsui Mining & Smelting Co Ltd	391,650
300	Modec Inc	8,121
1,100	Nachi-Fujikoshi Corp	52,403
8,300	NET One Systems Co Ltd	134,772
1,200	NHK Spring Co Ltd	11,797
59,000	Nichias Corp	739,419
23,800	Nichiha Corp	946,444
37,800	Nippo Corp	729,248

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
357,500	Nippon Telegraph & Telephone Corp	16,701,278
2,500	Nippon Signal Co Ltd	23,034
4,700	Nishi-Nippon Financial Holdings Inc	54,473
3,000	Nisshin Oillio Group Ltd (The)	85,520
1,600	Nisshin Seifun Group Inc	33,692
17,200	Nisshinbo Holdings Inc	207,676
3,900	Nissin Electric Co Ltd	36,570
1,500	Nomura Real Estate Holdings Inc	35,032
14,200	Noritsu Koki Co Ltd	250,759
3,400	NSK Ltd	38,469
15,800	NTT DOCOMO Inc	407,512
2,600	Okamura Corp	39,017
17,000	Open House Co Ltd	1,067,021
1,600	Osaka Gas Co Ltd	34,837
17,900	Osaki Electric Co Ltd	136,954
83,100	Pola Orbis Holdings Inc	4,097,434
2,200	Press Kogyo Co Ltd	12,061
203,000	Prima Meat Packers Ltd	1,212,946
1,900	Rion Co Ltd	40,809
900	Rock Field Co Ltd	16,071
28,400	Rohto Pharmaceutical Co Ltd	912,853
6,600	Roland DG Corp	145,395
1,400	Sakata INX Corp	19,657
10,000	Seiko Holdings Corp	237,603
1,600	Seiren Co Ltd	29,300
234,200	Sekisui Chemical Co Ltd	3,836,094
1,100	Showa Corp	19,696
24,100	Showa Denko KK (a)	1,035,087
1,378,400	Sojitz Corp	4,892,574
1,238,000	Sumitomo Chemical Co Ltd	7,452,319
2,100	Sumitomo Dainippon Pharma Co Ltd	43,480
1,100	Sumitomo Electric Industries Ltd	16,545
32,300	Sumitomo Forestry Co Ltd	491,867
28,840	Sumitomo Heavy Industries Ltd	1,014,184
1,900	T RAD Co Ltd	62,514
800	T&D Holdings Inc	12,573
25,200	T-Gaia Corp	706,175
1,600	Takasago International Corp	50,631
57,200	Takeda Pharmaceutical Co., Ltd	2,325,294
6,200	Tatsuta Electric Wire and Cable Co Ltd	34,433
18,600	Tocalo Co Ltd	224,903
600	Token Corp	56,978
33,900	Tokyo Electron Ltd	6,326,110
6,100	Tokyu Construction Co Ltd	61,534
3,000	Toshiba Machine Co Ltd	16,682
231,900	Tosoh Corp	4,046,295
1,400	Toyo Suisan Kaisha Ltd	49,811
1,900	Toyoda Gosei Co Ltd	49,836
109,200	Toyota Tsusho Corp	3,752,030
11,700	TPR Co Ltd	300,980
27,900	TS Tech Co Ltd	1,222,288
7,200	TSI Holdings Co Ltd	50,283

Shares	Description	Value ($)
	Japan — continued
400	Tsumura & Co	14,523
900	TV Asahi Holdings Corp	19,236
1,100	Ube Industries Ltd	31,170
9,800	UKC Holdings Corp	199,037
1,300	Unipres Corp	27,495
12,500	Wacoal Holdings Corp	371,330
1,800	Yamaha Motor Co Ltd	51,890
700	Yellow Hat Ltd	20,634
12,300	Yuasa Trading Co Ltd	413,958

	Total Japan	184,126,681

	Malaysia — 0.1%
232,700	DRB-Hicom Berhad	101,901
2,000	Fraser & Neave Holdings Berhad	19,013
156,500	KSL Holdings Berhad *	34,432
132,600	Malayan Flour Mills Berhad	46,712
32,900	Malaysian Pacific Industries Berhad	82,407
193,600	Padini Holdings Berhad	279,423
69,400	Sapura Energy Berhad *	9,590
586,900	Supermax Corp Berhad	452,123
914,300	Top Glove Corp Berhad	2,350,636
77,600	UOA Development Berhad	50,372
53,600	YTL Power International Berhad	11,038

	Total Malaysia	3,437,647

	Mexico — 0.5%
460,700	Arca Continental SAB de CV	2,771,871
16,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand – Class B	20,922
200,229	Bolsa Mexicana de Valores SAB de CV	325,271
200	Coca-Cola Femsa SAB de CV Sponsored ADR	11,692
48,100	Corp Inmobiliaria Vesta SAB de CV	60,412
63,400	Genomma Lab Internacional SAB de CV – Class B *	53,658
75,900	Gentera SAB de CV	58,491
9,350	Grupo Aeroportuario del Centro Norte SAB de CV	44,494
200	Grupo Aeroportuario del Centro Norte SAB de CV ADR	7,616
4,300	Grupo Aeroportuario del Pacifico SAB de CV – Class B	36,673
25,800	Grupo Financiero Inbursa SAB de CV – Class O	36,453
2,300	Grupo Financiero Interacciones SA de CV – Class O *	10,402
171,042	Grupo Herdez SAB de CV	337,888
18,700	Grupo Lala SAB de CV	20,374
76,100	Megacable Holdings SAB de CV CPO	325,276
5,330	Promotora y Operadora de Infraestructura SAB de CV *	47,852

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
6,256,438	Wal-Mart de Mexico SAB de CV	15,756,651

	Total Mexico	19,925,996

	Netherlands — 0.5%
52	Akzo Nobel NV	4,565
17,909	ASR Nederland NV	757,244
3,021	ForFarmers NV	40,758
28,366	Heineken Holding NV	2,763,338
833,853	ING Groep NV	12,144,832
90	Koninklijke DSM NV	8,967
1,862	NN Group NV	80,002
39,728	Signify NV	1,132,262
58,943	Wolters Kluwer NV	3,311,193

	Total Netherlands	20,243,161

	New Zealand — 0.0%
652,151	Air New Zealand Ltd	1,426,646
7,251	Fletcher Building Ltd	33,426

	Total New Zealand	1,460,072

	Norway — 0.5%
1,793	Aker ASA – A Shares	127,649
15,525	Austevoll Seafood ASA	186,007
25,729	Bakkafrost P/F	1,348,947
2,589	Borregaard ASA	28,732
53,854	BW LPG Ltd *	224,671
469,929	DNB ASA	8,422,570
181,272	Equinor ASA	4,765,218
21,105	Kvaerner ASA *	46,341
1,635	Salmar ASA	71,286
19,206	SpareBank 1 Nord Norge	132,301
10,671	SpareBank 1 SR Bank ASA	102,317
176,698	Storebrand ASA	1,445,447
225,108	Subsea 7 SA	3,431,289
25,238	Telenor ASA	519,875
13,044	TGS NOPEC Geophysical Co ASA	437,395

	Total Norway	21,290,045

	Pakistan — 0.0%
13,100	Engro Corp Ltd	34,609
38,000	Engro Fertilizers Ltd	24,461
29,500	Oil & Gas Development Co Ltd	41,554
6,350	Pakistan Oilfields Ltd	37,045

	Total Pakistan	137,669

	Peru — 0.0%
800	Credicorp Ltd	177,136

	Philippines — 0.0%
107,500	First Gen Corp	30,691
269,200	Lopez Holding Corp	19,558

Shares	Description	Value ($)
	Philippines — continued
20,720	Manila Electric Co	127,151
169,800	Manila Water Co Inc	91,641
379,000	Megaworld Corp	35,039

	Total Philippines	304,080

	Poland — 0.1%
108,611	Asseco Poland SA	1,346,001
607	Bank Zachodni WBK SA	56,834
19,146	Enea SA	52,998
401,832	Energa SA	1,025,146
66,040	Impexmetal SA *	75,386
24,932	PGE Polska Grupa Energetyczna SA *	66,221
6,759	Polski Koncern Naftowy ORLEN SA	149,055
39,649	Polskie Gornictwo Naftowe i Gazownictwo SA	61,457
12,277	Powszechny Zaklad Ubezpieczen SA	120,380

	Total Poland	2,953,478

	Portugal — 0.0%
8,135	CTT-Correios de Portugal SA	26,976
144,891	Sonae SGPS SA	178,878

	Total Portugal	205,854

	Qatar — 0.0%
20,433	Barwa Real Estate Co	192,261
7,847	Doha Bank QPSC	56,092
10,166	Masraf Al Rayan QSC	93,329
584	Qatar Electricity & Water Co QSC	30,480
5,285	Qatar Gas Transport Co Ltd	21,337
5,364	Qatar Insurance Co SAQ	48,455
2,043	Qatar Islamic Bank SAQ	64,394
5,956	Qatar National Bank QPSC	258,926
1,678	Qatar Navigation QSC	29,003

	Total Qatar	794,277

	Russia — 0.5%
6,125	TCS Group Holding Plc GDR (Registered)	124,803
185,600	Aeroflot PJSC	418,798
514,500	Alrosa PJSC	728,223
1,327,000	ENEL RUSSIA PJSC	30,199
16,562	Evraz Plc	112,165
18,200	Gazprom Neft PJSC	93,846
458,310	Gazprom PJSC Sponsored ADR	2,076,044
16,384	Globaltrans Investment Plc Sponsored GDR (Registered)	163,076
3,048,000	Inter RAO UES PJSC	199,826
24,682	LUKOIL PJSC Sponsored ADR	1,644,061
14,840	M.Video PJSC *	96,963
2,380	Magnit PJSC Sponsored GDR (Registered)	47,807
188,800	Magnitogorsk Iron & Steel OJSC	148,510

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
4,588	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	46,847
70,811	MegaFon PJSC GDR (Registered)	624,841
4,640	MegaFon PJSC *	35,160
102,335	MMC Norilsk Nickel PJSC ADR	1,813,596
229,400	Mobile TeleSystems PJSC Sponsored ADR	2,197,652
349,700	Moscow Exchange MICEX-RTS PJSC	630,998
12,810	Novatek PJSC	172,272
8,424	Novatek PJSC Sponsered GDR (Registered)	1,211,915
77,500	Novolipetsk Steel PJSC	202,332
24,024	Novolipetsk Steel PJSC GDR	629,589
1,625	PhosAgro PJSC GDR (Registered)	21,574
1,116	Polyus PJSC	67,075
4,512	Polyus PJSC GDR (Registered)	137,598
14,700	QIWI Plc Sponsored ADR	239,316
397,650	Rostelecom PJSC	420,473
1,611	Rostelecom PJSC Sponsored ADR	10,402
109,000	Sberbank of Russia PJSC	385,859
200,935	Sberbank of Russia Sponsored ADR	2,881,401
8,990	Severstal PJSC	144,447
23,869	Severstal PJSC GDR (Registered)	379,058
24,800	Surgutneftegas OJSC	11,393
11,635	Surgutneftegas OJSC Sponsored ADR	51,658
38,890	Tatneft PJSC	415,882
9,055	Tatneft PJSC Sponsored ADR	577,877

	Total Russia	19,193,536

	Singapore — 0.1%
19,400	CapitaLand Commercial Trust (REIT)	24,731
19,100	China Aviation Oil Singapore Corp Ltd	23,163
110,000	Frasers Centrepoint Trust (REIT)	179,520
120,300	Japfa Ltd	49,782
87,000	Mapletree Industrial Trust (REIT)	127,674
17,300	Mapletree Logistics Trust (REIT)	15,860
543,900	Mapletree North Asia Commercial Trust (REIT)	470,945
15,700	Oversea-Chinese Banking Corp Ltd	146,379
70,600	Parkway Life Real Estate Investment Trust	143,739
500	SATS Ltd	1,919
54,600	UMS Holdings Ltd	37,126
215,800	Venture Corp Ltd	3,373,725
827,200	Yangzijiang Shipbuilding Holdings Ltd	592,103
416,600	Yanlord Land Group Ltd	524,277

	Total Singapore	5,710,943

	South Africa — 1.4%
855	African Rainbow Minerals Ltd	7,354
88,945	Astral Foods Ltd	1,879,557
498,052	Aveng Ltd *	17,513

Shares	Description	Value ($)
	South Africa — continued
679,409	Barclays Africa Group Ltd	8,638,070
257,358	Barloworld Ltd	2,676,933
3,730	Bidvest Group Ltd (The)	59,121
1,616,217	Blue Label Telecoms Ltd	1,492,925
6,864	Brait SE *	19,686
399	Clicks Group Ltd	6,338
2,862	DataTec Ltd	4,938
1,715	Distell Group Ltd	17,320
99,036	Emira Property Fund Ltd (REIT)	120,544
19,661	FirstRand Ltd	92,506
142,421	Kumba Iron Ore Ltd	3,235,905
23,626	Lewis Group Ltd	62,016
338,574	Liberty Holdings Ltd	3,221,339
1,565,404	Merafe Resources Ltd	190,900
33,464	Metair Investments Ltd	52,533
134,463	MMI Holdings Ltd	197,327
135,867	Mondi Ltd	3,735,871
103,403	Mr Price Group Ltd	2,043,544
481,149	Murray & Roberts Holdings Ltd	683,853
478,332	Nedbank Group Ltd	10,264,335
140,492	Raubex Group Ltd	251,017
262,066	Reunert Ltd	1,626,679
9,648	Santam Ltd	234,352
17,829	Sibanye Gold Ltd *	11,050
852,142	Standard Bank Group Ltd	13,863,476
211,205	Steinhoff International Holdings NV *	18,582
3,119	Sun International Ltd *	16,669
13,951	Truworths International Ltd	92,464
67,591	Wilson Bayly Holmes-Ovcon Ltd	826,294

	Total South Africa	55,661,011

	South Korea — 2.2%
2,119	Aekyung Petrochemical Co Ltd	25,236
63,943	BNK Financial Group Inc	563,767
233	Celltrion Pharm Inc *	19,983
4,118	Chong Kun Dang Pharmaceutical Corp	399,899
3,290	CJ O Shopping Co Ltd	679,025
824	Com2uSCorp	146,208
17,862	Daishin Securities Co Ltd	224,513
11,089	Daou Data Corp	125,765
10,995	Daou Technology Inc	263,915
11,381	DB Insurance Co Ltd	617,335
12,405	DGB Financial Group Inc	118,824
13,190	Dongwha Pharm Co Ltd	139,655
24,043	Dongwon Development Co Ltd	100,389
122	Douzone Bizon Co Ltd	4,953
9,817	E-MART Inc	2,271,673
3,650	F&F Co Ltd	215,891
27,607	Grand Korea Leisure Co Ltd	700,194
7,735	Green Cross Holdings Corp	272,029
4,309	GS Home Shopping Inc	676,455
58,348	Hana Financial Group Inc	2,248,787
7,785	Hankook Tire Co Ltd	309,008

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
16,201	Hankook Tire Worldwide Co Ltd	269,281
357	Hanwha Aerospace Co Ltd *	10,979
1,455	Hanwha Corp	48,465
104,366	Hanwha Life Insurance Co Ltd	539,066
158	HLB Inc *	20,143
8,956	Hyundai Corp	332,283
219	Hyundai Glovis Co Ltd	27,257
1,966	Hyundai Home Shopping Network Corp	194,031
10,462	Hyundai Hy Communications & Network Co Ltd	42,230
45,267	Hyundai Marine & Fire Insurance Co Ltd	1,429,892
3,797	Hyundai Mobis Co Ltd	765,872
230	Hyundai Wia Corp	10,755
547,756	Industrial Bank of Korea	7,908,521
2,479	Innocean Worldwide Inc	150,873
76,074	JB Financial Group Co Ltd	426,953
17,119	Kangwon Land Inc	426,155
112,779	KB Financial Group Inc	5,424,520
187,055	Kia Motors Corp	5,396,492
4,450	KISCO Corp	35,221
15,538	Korea Asset In Trust Co Ltd	76,398
5,920	Korea United Pharm Inc	140,741
929	Korea Zinc Co Ltd	349,258
16,802	Korean Reinsurance Co	197,768
8,335	KT Hitel Co Ltd *	43,655
6,301	KT Skylife Co Ltd	74,990
13,453	KT&G Corp	1,197,912
25,588	Kwang Dong Pharmaceutical Co Ltd	190,714
14,392	Kwangju Bank Co Ltd	145,945
4,218	Kyobo Securities Co Ltd	39,205
41,199	LF Corp	1,100,119
60,145	LG Corp	4,088,378
64,407	LG Electronics Inc	5,521,226
37,048	LOTTE Himart Co Ltd	2,701,252
6,289	Meritz Financial Group Inc	82,979
2,494	Meritz Fire & Marine Insurance Co Ltd	47,354
22,574	Meritz Securities Co Ltd	85,144
476	NHN Entertainment Corp *	29,168
39	Pearl Abyss Corp *	8,075
2,127	Posco Daewoo Corp	45,098
1,145	S&T Motiv Co Ltd	32,834
12,268	Samjin Pharmaceutical Co Ltd	542,968
4,035	Samsung Card Co Ltd	138,834
20,900	Samsung Electronics Co Ltd	981,413
1,153	Samsung Engineering Co Ltd *	19,653
1,283	Samsung Fire & Marine Insurance Co Ltd	297,938
4,226	Samsung SDS Co Ltd	822,891
883	Samsung Securities Co Ltd	30,108
1,553	Seah Besteel Corp	33,671
417	SeAH Steel Corp	34,873
16,124	Seoyon E-Hwa Co Ltd	113,629
38,630	Shinhan Financial Group Co Ltd	1,576,773

Shares	Description	Value ($)
	South Korea — continued
818	Sindoh Co Ltd	40,655
505	SK Gas Ltd	46,772
7,635	SK Holdings Co Ltd	1,955,735
250,257	SK Hynix Inc	21,639,390
1,890	SK Innovation Co Ltd	360,099
2,374	SK Networks Co Ltd	10,922
2,284	SK Telecom Co Ltd	469,762
197,800	SK Telecom Co Ltd Sponsored ADR	4,513,796
157	SKCKOLONPI Inc	6,446
17,498	SL Corp	301,578
379	Spigen Korea Co Ltd	16,647
12,748	Tongyang Life Insurance Co Ltd	84,045
1,084	Unid Co Ltd	58,148
96	ViroMed Co Ltd *	23,445
199,200	Woori Bank	2,821,571

	Total South Korea	86,722,468

	Spain — 0.4%
15,978	Aena SME SA (a)	3,076,736
14,862	Ebro Foods SA	361,337
17,322	Ence Energia y Celulosa SA	136,395
235,164	International Consolidated Airlines Group SA	2,137,161
424,418	Repsol SA	8,088,532

	Total Spain	13,800,161

	Sweden — 0.8%
33,973	Acando AB	124,856
15,028	Alfa Laval AB	375,209
3,817	Atlas Copco AB – A Shares	151,413
857	Axfood AB	15,891
15,435	Bilia AB – A Shares	123,129
11,765	Bufab AB	157,909
1,912	Castellum AB	30,677
48,073	Electrolux AB – Series B	1,186,653
478	Evolution Gaming Group AB	30,356
3,186	Granges AB	41,111
11,522	KappAhl AB	31,228
16,474	Kindred Group Plc	208,519
4,438	KNOW IT AB	92,790
535	Loomis AB – Class B	20,434
1,025	NCC AB – B Shares	18,871
25,268	Nobina AB	169,634
2,270	Nolato AB – B Shares	197,133
2,423	Oriflame Holding AG	81,722
7,609	Ratos AB – B Shares	24,975
17,721	Resurs Holding AB	113,221
569,623	Sandvik AB	9,879,506
56,935	SAS AB *	121,664
1,216	Securitas AB – B Shares	19,591
2,387	SKF AB – B Shares	46,411
403,655	Svenska Cellulosa AB – Class B	4,474,501

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
12,342	Swedish Match AB	585,377
5,157	Tethys Oil AB	53,448
5,157	Tethys Oil AB *	2,339
10,437	Volvo AB – A Shares	179,158
858,044	Volvo AB – B Shares	14,757,547

	Total Sweden	33,315,273

	Switzerland — 1.0%
3,840	ALSO Holding AG (Registered) *	478,471
546	Autoneum Holding AG	133,996
389	Barry Callebaut AG (Registered)	681,370
340	Bell Food Group AG (Registered)	114,057
7,838	BKW AG	495,036
4,729	Bobst Group SA (Registered)	513,745
1,535	Bossard Holding AG (Registered) – A Shares	309,943
2,071	Bucher Industries AG (Registered)	747,234
640	Coltene Holding AG (Registered)	62,034
1,059	Comet Holding AG (Registered) *	139,540
44	Emmi AG (Registered)	37,993
42,696	GAM Holding AG *	638,460
2,696	Georg Fischer AG (Registered)	3,485,316
30	Gurit Holding AG	25,312
708	Inficon Holding AG (Registered) *	398,901
23	Intershop Holding AG	11,805
3,348	Kardex AG (Registered) *	512,829
142	Kuehne & Nagel International AG (Registered)	21,438
42	LEM Holding SA (Registered)	70,411
10,289	Logitech International SA (Registered)	420,235
611	Lonza Group AG (Registered) *	163,599
3,500	Luxoft Holding Inc *	126,000
47,493	Nestle SA (Registered)	3,589,635
120,688	Novartis AG (Registered)	8,972,275
2,393	Orior AG	213,730
37,317	Roche Holding AG	8,001,201
4,268	Roche Holding AG	931,363
880	Sika AG (Registered) (a)	7,037,804
63	Straumann Holding AG (Registered)	41,554
692	Swiss Life Holding AG (Registered) *	236,035
14,888	Swiss Re AG	1,280,230
736	Swissquote Group Holding SA (Registered)	47,173
961	Zehnder Group AG – Class RG	41,546

	Total Switzerland	39,980,271

	Taiwan — 3.0%
298,000	AcBel Polytech Inc	193,571
32,000	Actron Technology Corp	118,309
37,000	Advantech Co Ltd	249,773
23,000	Alpha Networks Inc	16,402
123,000	AmTRAN Technology Co Ltd	52,671
413,000	Ardentec Corp	475,850

Shares	Description	Value ($)
	Taiwan — continued
28,000	ASE Industrial Holding Co Ltd	71,024
39,000	Asia Pacific Telecom Co Ltd *	10,449
502,000	Asia Vital Components Co Ltd	481,728
494,000	Asustek Computer Inc	4,464,842
8,400	Aurora Corp	25,256
16,625	Casetek Holdings Ltd	41,575
137,000	Catcher Technology Co Ltd	1,588,155
389,000	Cathay Financial Holding Co Ltd	693,428
252,000	Chailease Holding Co Ltd	894,721
50,000	Channel Well Technology Co Ltd	53,628
201,000	Cheng Shin Rubber Industry Co Ltd	305,105
9,105	Chicony Electronics Co Ltd	21,454
14,110	Chicony Power Technology Co Ltd	24,056
110,000	Chin-Poon Industrial Co Ltd	145,387
45,000	China Life Insurance Co Ltd	47,158
306,000	China Motor Corp	296,761
35,000	Chipbond Technology Corp	73,407
8,000	Chlitina Holding Ltd	72,354
10,000	Chong Hong Construction Co Ltd	31,168
406,000	Chunghwa Telecom Co Ltd	1,475,543
1,300	Chunghwa Telecom Co Ltd Sponsored ADR	47,099
7,000	Cleanaway Co Ltd	44,890
866,000	Compal Electronics Inc	567,518
908,000	Coretronic Corp	1,249,284
1,278,000	CTBC Financial Holding Co Ltd	917,074
60,000	CTCI Corp	98,323
96,000	Cyberlink Corp	239,054
146,000	Darfon Electronics Corp	309,692
58,000	Dynapack International Technology Corp	77,647
6,040	Eclat Textile Co Ltd	73,588
618,000	Elan Microelectronics Corp	995,608
357,000	Elitegroup Computer Systems Co Ltd *	207,747
12,000	Everlight Electronics Co Ltd	16,137
233,000	Far EasTone Telecommunications Co Ltd	593,336
113,000	Farglory Land Development Co Ltd	126,393
15,000	FLEXium Interconnect Inc	43,340
62,000	Formosa Advanced Technologies Co Ltd	81,080
80,000	Formosa Chemicals & Fibre Corp	306,245
62,000	Formosa Petrochemical Corp	250,498
132,000	Formosa Plastics Corp	472,335
84,600	Formosan Rubber Group Inc	42,187
453,000	Foxconn Technology Co Ltd	1,112,890
4,188,000	Fubon Financial Holding Co Ltd	7,258,619
11,000	Gemtek Technology Corp	9,682
1,780,000	Gigabyte Technology Co Ltd	4,682,793
1,848,000	Grand Pacific Petrochemical	1,971,476
1,456,000	Great Wall Enterprise Co Ltd	1,880,987
79,000	Greatek Electronics Inc	142,726
43,000	Green Seal Holding Ltd	48,268
236,000	Highwealth Construction Corp	356,668
28,000	Holiday Entertainment Co Ltd	54,667

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
873,000	Holtek Semiconductor Inc	2,147,754
7,449,300	Hon Hai Precision Industry Co Ltd	21,253,199
59,000	Huaku Development Co Ltd	139,354
83,000	IEI Integration Corp	94,269
52,000	Innolux Corp	20,070
3,236,000	Inventec Corp	2,608,602
74,000	ITEQ Corp	157,427
30,000	King’s Town Bank Co Ltd	34,945
1,000	Largan Precision Co Ltd	137,069
947,000	Lite-On Semiconductor Corp	1,357,587
519,000	Lite-On Technology Corp	676,681
35,000	Lotes Co Ltd	221,187
29,000	Makalot Industrial Co Ltd	131,256
75,000	Mercuries Life Insurance Co Ltd	41,105
8,000	Merida Industry Co Ltd	34,123
20,000	Micro-Star International Co Ltd	82,683
33,600	MIN AIK Technology Co Ltd	23,935
1,651,000	Mitac Holdings Corp	1,808,208
1,576,000	Nan Ya Plastics Corp	4,389,227
4,000	Nien Made Enterprise Co Ltd	31,558
539,000	Novatek Microelectronics Corp	2,427,598
262,000	Nuvoton Technology Corp	579,131
3,000	On-Bright Electronics, Inc.	28,564
1,368,105	OptoTech Corp	1,160,794
3,350,000	Pegatron Corp	7,052,118
343,000	Phison Electronics Corp	3,138,461
3,378,000	Pou Chen Corp	4,133,559
4,000	President Chain Store Corp	40,923
432,000	Quanta Computer Inc	762,414
21,000	Quanta Storage Inc	19,624
2,441,000	Radiant Opto-Electronics Corp	5,093,809
157,000	Realtek Semiconductor Corp	597,707
27,000	Rechi Precision Co Ltd	27,916
111,000	Ruentex Development Co Ltd *	133,486
185,000	Ruentex Industries Ltd *	377,525
37,000	Sercomm Corp	85,119
110,000	Sheng Yu Steel Co Ltd	95,182
60,000	Shinkong Insurance Co Ltd	70,293
17,000	ShunSin Technology Holding Ltd	89,757
273,000	Sigurd Microelectronics Corp	339,807
300	Silicon Motion Technology Corp Sponsored ADR	14,589
114,800	Simplo Technology Co Ltd	715,849
9,000	Sinbon Electronics Co Ltd	24,217
30,000	Sinmag Equipment Corp	155,754
53,000	Sitronix Technology Corp	160,940
153,000	Soft-World International Corp	441,452
2,000	St Shine Optical Co Ltd	53,114
47,000	Standard Chemical & Pharmaceutical Co Ltd	54,345
1,681,000	Sunplus Technology Co Ltd	866,612
266,000	Syncmold Enterprise Corp	568,854

Shares	Description	Value ($)
	Taiwan — continued
195,000	Synnex Technology International Corp	311,690
14,700	TaiDoc Technology Corp	75,825
245,000	Taiflex Scientific Co Ltd	367,370
46,000	Taiwan Cement Corp	66,728
48,000	Taiwan Mobile Co Ltd	176,204
648,000	Taiwan Semiconductor Co Ltd	1,840,724
276,000	Taiwan Semiconductor Manufacturing Co Ltd	2,060,753
174,742	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	6,762,515
269,000	Taiwan Surface Mounting Technology Corp	227,383
21,000	Test Research Inc	44,986
32,000	Tong Hsing Electronic Industries Ltd	124,693
201,470	TOPBI International Holdings Ltd	741,745
204,485	Topco Scientific Co Ltd	556,471
24,000	Transcend Information Inc	68,751
398,000	Tripod Technology Corp	1,125,728
22,000	TXC Corp	27,454
673,000	Uni-President Enterprises Corp	1,640,038
112,000	United Integrated Services Co Ltd	239,418
29,000	Wah Lee Industrial Corp	54,629
42,000	Well Shin Technology Co Ltd	71,699
3,398,312	Winbond Electronics Corp	2,265,311
17,505	Wistron NeWeb Corp	41,713
15,000	Xxentria Technology Materials Corp	40,332
279,000	Yuanta Financial Holding Co Ltd	131,015
102,000	Yungtay Engineering Co Ltd	169,724
6,000	Zeng Hsing Industrial Co Ltd	25,991

	Total Taiwan	120,160,268

	Thailand — 0.9%
229,200	Advanced Info Service Pcl NVDR	1,362,883
68,300	Airports of Thailand Pcl NVDR	146,328
306,400	Amata Corp Pcl NVDR	219,554
285,500	AP Thailand Pcl NVDR	81,913
215,000	Bangchak Petroleum Pcl NVDR	243,462
16,000	Bangkok Bank Pcl (Foreign Registered) (b)	96,398
14,700	Bangkok Bank Pcl NVDR	86,732
87,200	Bangkok Dusit Medical Services Pcl NVDR	72,703
89,100	Banpu Pcl NVDR	58,331
162,700	Central Pattana Pcl NVDR	387,823
455,900	Com7 PCL NVDR	259,632
205,700	GFPT Pcl NVDR	77,112
101,700	Glow Energy Pcl NVDR	270,309
69,200	Hana Microelectronics Pcl NVDR	73,716
1,807,700	Indorama Ventures Pcl NVDR	3,285,860
202,000	Intouch Holdings Pcl NVDR	348,323
47,700	Kasikornbank Pcl NVDR	285,063
20,200	KCE Electronics pcl	20,522
35,800	KCE Electronics Pcl NVDR	35,886

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
19,600	Kiatnakin Bank Pcl NVDR	42,096
311,100	Krung Thai Bank Pcl NVDR	169,977
310,900	LPN Development Pcl NVDR	94,085
37,200	Malee Group Pcl (Foreign Registered)	18,306
86,200	MC Group Pcl NVDR	35,844
99,700	Mega Lifesciences Pcl (Foreign Registered)	128,934
386,000	Mega Lifesciences Pcl NVDR	499,181
147,500	Pruksa Holding Pcl NVDR	102,906
185,000	PTT Exploration & Production Pcl NVDR	774,149
1,537,800	PTT Global Chemical	4,281,330
1,675,000	PTT Pcl (Foreign Registered)	2,721,982
3,302,000	PTT Pcl NVDR	5,366,072
3,435,700	Quality Houses Pcl NVDR	349,283
84,300	Ratchaburi Electricity Generating Holding Pcl NVDR	136,563
1,789,000	Sansiri Pcl NVDR	97,049
74,700	Siam Cement Pcl (The) (Foreign Registered)	1,040,604
27,300	Siam Cement Pcl (The) NVDR	380,301
54,400	Siam Commercial Bank Pcl (The) NVDR	225,591
433,200	Siamgas & Petrochemicals Pcl NVDR	134,243
77,600	Somboon Advance Technology PCL	54,560
20,300	Sri Trang Agro-Industry Pcl NVDR *	7,908
1,625,100	Star Petroleum Refining Pcl	785,445
71,800	STP & I Pcl NVDR *	11,045
263,900	Supalai Pcl NVDR *	208,107
11,514,300	Thai Beverage Pcl	6,571,282
145,600	Thai Oil Pcl NVDR	418,466
52,600	Thai Vegetable Oil Pcl NVDR	50,930
835,700	Thanachart Capital Pcl (Foreign Registered)	1,343,791
454,300	Thanachart Capital Pcl NVDR	730,506
62,600	Tipco Asphalt Pcl NVDR	34,593
323,200	TTW Pcl NVDR	124,944
620,900	WHA Corp Pcl NVDR	85,078

	Total Thailand	34,437,701

	Turkey — 0.7%
96,423	Adana Cimento Sanayii TAS – Class C	21,932
66,217	Akbank Turk AS	117,418
6,659	Aksa Akrilik Kimya Sanayii AS	16,966
12,628	Alarko Holding AS *	13,291
112,180	Albaraka Turk Katilim Bankas AS	33,711
10,637	Arcelik AS	39,056
27,547	Aselsan Elektronik Sanayi Ve Ticaret AS	143,611
7,050	Aygaz AS	18,855
23,429	BIM Birlesik Magazalar AS	358,367
101,338	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	76,779
1,862,002	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	851,367
122,229	Enka Insaat ve Sanayi AS	120,444

Shares	Description	Value ($)
	Turkey — continued
1,903,896	Eregli Demir ve Celik Fabrikalari TAS	4,724,128
49,203	Ford Otomotiv Sanayi AS	696,485
148,944	Haci Omer Sabanci Holding AS	307,016
66,057	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS *	97,767
75,880	Is Gayrimenkul Yatirim Ortakligi AS (REIT)	16,763
1,494,162	KOC Holding AS	4,609,059
1,327	Mavi Giyim Sanayi Ve Ticaret AS	14,285
5,302	Otokar Otomotiv Ve Savunma Sanayi AS	90,525
155,008	Petkim Petrokimya Holding AS	161,244
90,907	Selcuk Ecza Deposu Ticaret ve Sanayi AS	77,900
397,313	Soda Sanayii AS	465,684
44,884	TAV Havalimanlari Holding AS	217,805
52,919	Tekfen Holding AS	177,011
9,200	Tofas Turk Otomobil Fabrikasi AS	50,795
26,330	Trakya Cam Sanayii AS	23,282
24,536	Tupras Turkiye Petrol Rafineriler AS	575,344
10,235	Turk Hava Yollari AO *	37,657
15,477	Turk Telekomunikasyon AS *	20,272
1,260	Turk Traktor ve Ziraat Makineleri AS	16,306
71,906	Turkcell Iletisim Hizmetleri AS	190,376
418,759	Turkiye Garanti Bankasi AS	824,273
221,602	Turkiye Halk Bankasi AS	376,003
6,487,000	Turkiye Is Bankasi – Class C	8,539,742
472,470	Turkiye Sinai Kalkinma Bankasi AS	127,376
32,448	Turkiye Sise ve Cam Fabrikalari AS	28,535
1,207,913	Turkiye Vakiflar Bankasi TAO – Class D	1,459,784
38,315	Vestel Elektronik Sanayi ve Ticaret AS *	75,007
62,134	Yapi ve Kredi Bankasi AS *	55,175

	Total Turkey	25,867,396

	United Arab Emirates — 0.0%
114,502	Aldar Properties PJSC	63,849
310,129	DAMAC Properties Dubai Co PJSC	201,048
38,383	Dubai Islamic Bank PJSC	52,956
96,645	DXB Entertainments PJSC *	11,024
44,377	Emaar Properties PJSC	62,769
10,445	Emirates Telecommunications Group Co PJSC	46,025
270,021	RAK Properties PJSC	47,706

	Total United Arab Emirates	485,377

	United Kingdom — 2.8%
552,324	3i Group Plc	6,987,513
224,299	AstraZeneca Plc	16,363,943
118,152	Aviva Plc	800,559
16,301	Barratt Developments Plc	118,129
2,757	Beazley Plc	21,880
17,804	Bellway Plc	776,497
110,021	Berkeley Group Holdings Plc (The)	6,205,138

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
441,348	BP Plc	3,375,521
262,154	British American Tobacco Plc	13,456,518
3,256	BT Group Plc	8,831
10,795	Central Asia Metals Plc	40,928
7,368	Centrica Plc	14,268
10,846	Close Brothers Group Plc	210,177
17,232	CMC Markets Plc	41,310
132,264	Coca-Cola HBC AG *	4,514,628
36,150	Computacenter Plc	632,555
1,045	Cranswick Plc	46,786
14,231	Dart Group Plc	152,678
478	Derwent London Plc (REIT)	19,106
3,100	Diageo Plc Sponsored ADR	454,212
57,274	EI Group Plc *	109,421
229,465	Electrocomponents Plc	2,144,489
23,871	Fenner Plc	193,131
511,908	Ferrexpo Plc	1,489,364
194,575	Firstgroup Plc *	231,924
57,473	Galliford Try Plc	735,068
1,267	Games Workshop Group Plc	48,740
185,435	GlaxoSmithKline Plc	3,756,885
147,400	GlaxoSmithKline Plc Sponsored ADR	5,972,648
747	HSBC Holdings Plc	7,150
48,500	HSBC Holdings Plc Sponsored ADR	2,346,430
18,477	Hunting Plc *	207,088
75,985	IG Group Holdings Plc	872,570
65,010	Inchcape Plc	631,838
509,142	Indivior Plc *	3,246,492
15,182	Intermediate Capital Group Plc	230,997
19,459	Jupiter Fund Management Plc	117,237
10,412	Land Securities Group Plc (REIT)	128,517
559,892	Legal & General Group Plc	2,005,399
2,830,072	Lloyds Banking Group Plc	2,373,782
29,290	Lookers Plc	41,659
13,100	Mitie Group Plc	31,126
6,302	Morgan Sindall Group Plc	122,509
75,800	Nomad Foods Ltd *	1,318,920
1,467	Northgate Plc	8,125
13,694	Numis Corp Plc	74,058
378,757	Persimmon Plc	14,251,273
44,371	Plus500 Ltd	961,608
1,218	Polypipe Group Plc	6,241
243,643	QinetiQ Group Plc	854,785
56,188	Reckitt Benckiser Group Plc	4,300,811
29,884	Redrow Plc	240,233
27,508	Royal Dutch Shell Plc – Class A	956,667
3,900	Royal Dutch Shell Plc – Class B Sponsored ADR	282,087
34,996	Royal Mail Plc	235,483
53,955	RPS Group Plc	188,957
6,068	Safestore Holdings Plc (REIT)	45,205
16,574	Sage Group Plc (The)	145,697

Shares	Description	Value ($)
	United Kingdom — continued
4,648	Segro Plc (REIT)	40,394
4,870	Softcat Plc	49,476
1,911	Spectris Plc	70,738
20,043	SSP Group Plc	171,559
44,119	Stock Spirits Group Plc	141,512
2,744	TUI AG	63,537
3,613	TUI AG	83,827
109,266	Unilever Plc	6,024,269
50,978	Vesuvius Plc	424,734
593	WH Smith Plc	15,267
220,502	William Hill Plc	937,340
7,265	Wm Morrison Supermarkets Plc	23,708

	Total United Kingdom	113,202,152

	United States — 5.0%
17,573	3M Co. (a)	3,465,923
63,174	Abbott Laboratories	3,887,096
48,382	Accenture Plc – Class A	7,535,013
13,925	Alphabet, Inc. – Class C *	15,108,486
58,694	American Express Co.	5,769,620
17,204	Amphenol Corp. – Class A	1,495,544
26,469	Anthem, Inc.	5,860,766
77,085	Apple, Inc.	14,404,874
11,734	Becton Dickinson and Co.	2,600,137
128,584	Cisco Systems, Inc.	5,491,823
81,575	Coca-Cola Co. (The)	3,507,725
79,517	Cognizant Technology Solutions Corp. – Class A	5,991,606
30,167	Costco Wholesale Corp.	5,980,306
14,800	Facebook, Inc. – Class A *	2,838,344
16,910	Honeywell International, Inc.	2,501,158
93,326	Johnson & Johnson	11,163,656
8,723	Mastercard, Inc. – Class A	1,658,417
76,411	Medtronic Plc	6,595,797
75,939	Merck & Co., Inc.	4,520,649
139,099	Microsoft Corp.	13,748,545
277,759	Oracle Corp.	12,976,900
9,737	PepsiCo, Inc.	976,134
61,260	Pfizer, Inc.	2,201,072
30,336	Philip Morris International, Inc.	2,412,925
108,484	QUALCOMM, Inc.	6,305,090
35,984	Schlumberger Ltd.	2,471,021
14,070	Stryker Corp.	2,448,461
27,136	Teradata Corp. *	1,081,912
39,602	Texas Instruments, Inc.	4,431,860
81,874	TJX Cos., Inc. (The)	7,394,860
48,514	UnitedHealth Group, Inc.	11,716,616
35,669	United Technologies Corp.	4,452,205
110,484	US Bancorp	5,523,095
22,573	VF Corp.	1,832,025
19,400	Visa, Inc. – Class A	2,535,968

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares / Par Value†		Description	Value ($)
		United States — continued
	115,039	Wells Fargo & Co.	6,210,956

		Total United States	199,096,585

		TOTAL COMMON STOCKS (COST $1,502,935,477)	1,630,893,262

		DEBT OBLIGATIONS — 25.7%

		Japan — 2.0%
		Foreign Government Obligations — 2.0%
JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/18/18	17,466,359
JPY	560,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/25/18	5,148,098
JPY	1,495,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/09/18	13,744,229
JPY	1,788,500,000	Japan Treasury Discount Bill, Zero Coupon, due 07/23/18	16,443,333
JPY	2,840,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/13/18 (a)	26,112,858

		Total Foreign Government Obligations	78,914,877

		Total Japan	78,914,877

		United States — 23.7%
		Asset-Backed Securities — 3.8%
	1,459,131	Acis CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.87%, 3.23%, due 04/18/24	1,459,107
	361,427	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.21%, due 11/02/30	361,920
	1,302,000	AMMC CLO XI Ltd., Series 12-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.11%, due 04/30/31	1,301,983
	1,153,851	AMMC CLO XII Ltd., Series 13-12A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 11/10/30	1,153,838
	472,030	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.31%, due 07/24/29	473,366
	845,969	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.31%, due 07/25/29	847,849
	190,769	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.25%, due 07/15/30	191,050
	497,302	Anchorage Capital CLO Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 10/13/30	497,295
	956,560	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.64%, due 04/15/31	955,449

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
434,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 04/20/31	433,994
434,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 05/15/30	433,992
610,994	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.92%, due 11/17/27	610,990
4,815,987	Atrium X, Series 10A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.30%, due 07/16/25	4,816,271
319,709	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.48%, due 01/18/25	319,809
651,000	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.46%, due 04/25/26	651,219
5,425,000	B&M CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.73%, 3.08%, due 04/16/26	5,424,913
413,060	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/20/30	413,053
638,112	Ballyrock CLO LLC, Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 3.51%, due 05/20/25	638,378
347,200	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.06%, due 04/15/30	347,197
922,250	Battalion CLO VI Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 3.53%, due 10/17/26	922,580
705,250	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + .57%, 2.53%, due 04/25/36	701,045
335,611	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.21%, due 07/20/29	335,885
193,750	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.36%, due 04/24/29	194,123
1,107,088	BlueMountain CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.89%, 3.25%, due 10/29/25	1,107,585
398,225	BlueMountain CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.26%, 3.62%, due 04/30/26	398,482
651,000	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.72%, due 04/20/30	650,995

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
434,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 04/20/31	433,987
456,460	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, mo. LIBOR + 0.60%, 2.30%, due 01/17/28	456,343
585,900	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, due 07/15/31	585,900
1,216,566	Carlyle Global Market Strategies CLO Ltd., Series 13-2A, Class YR, 144A, Variable Rate, 3 mo. LIBOR + 0.50%, 2.86%, due 01/18/29	1,216,426
1,085,000	Carlyle Global Market Strategies CLO Ltd., Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 10.33%, due 05/15/31	1,084,996
413,060	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 04/22/30	413,054
1,208,200	CBAM Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.05%, due 10/17/29	1,208,182
688,778	CBAM Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/20/30	688,951
2,065,300	CBAM Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.19%, due 01/15/31	2,065,234
106,550	Cent CLO, Series 12-16A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 3.61%, due 08/01/24	106,623
868,000	Cent CLO, Series C17A, Class X,144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 04/30/31	868,000
929,385	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 10/18/30	929,378
434,000	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/20/30	434,271
1,193,526	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.11%, due 10/24/30	1,193,968
543,500	CIFC Funding Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 01/18/31	543,492
101,451	Citigroup Global Markets Mortgage Securities VII, Inc., Series 01-MMA, Class F4, 144A, Variable Rate, 6.50%, due 02/18/34	101,467
3,737,036	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	1,522,842
732,375	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	732,358

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
329,178	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.50%, due 01/16/26	329,285
912,990	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 11/15/28	912,982
228,230	Dryden XXVIII Senior Loan Fund, Series 13-28A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 08/15/30	228,266
516,325	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/15/29	516,317
356,264	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/15/30	357,481
1,167,460	Galaxy XX CLO Ltd., Series 15-20A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 04/20/31	1,167,444
607,600	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 05/16/31	607,586
6,117,249	GCO Education Loan Funding Master Trust-II, Series 07-1A, Class A6L, 144A, Variable Rate, 3 mo. LIBOR + .11%, 2.44%, due 11/25/26	6,082,640
190,960	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.49%, due 05/25/26	190,197
1,054,390	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.96%, due 11/28/30	1,054,375
79,907	GoldenTree Loan Opportunities VII Ltd., Series 13-7A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.51%, due 04/25/25	79,920
665,787	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 01/18/31	665,778
650,569	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 01/27/31	650,560
269,225	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Reg. S, 3 mo. LIBOR + 1.15%, 3.50%, due 04/15/25	269,293
404,583	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.50%, due 04/15/25	404,684
649,372	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 02/05/31	649,365

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
258,163	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/18/29	258,321
309,795	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 10/20/29	309,790
2,711,245	Higher Education Funding I, Series 05-1, Class A5, Variable Rate, 3 mo. LIBOR + 0.16%, 2.49%, due 02/25/32	2,708,146
859,320	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + .55%, 2.77%, due 01/15/31	859,301
619,590	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.25%, due 07/17/29	620,443
313,733	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.65%, due 05/25/29	312,436
432,972	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 1.98%, due 09/27/35	433,031
1,412,089	KeyCorp Student Loan Trust, Series 99-B, Class CTFS, Variable Rate,, 3 mo. LIBOR + 0.90%, 3.23%, due 11/25/36	1,413,219
337,504	KeyCorp Student Loan Trust, Series 05-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.34%, 2.63%, due 06/27/38	337,461
443,450	KeyCorp Student Loan Trust, Series 04-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.53%, 2.90%, due 01/27/42	443,744
618,450	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.53%, due 04/20/31	618,437
407,625	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.30%, due 07/15/30	408,254
673,940	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.84%, due 04/20/31	673,848
484,258	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.31%, due 07/20/30	485,511
1,197,840	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 04/19/30	1,197,823
1,898,750	Marathon CLO VI Ltd., Series 14-6A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.06%, due 05/13/28	1,898,731
2,164,464	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 2.90%, due 05/20/30	2,189,088

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
5,308,473	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 2.32%, due 06/20/30	5,295,202
214,672	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class E, 144A, Variable Rate, 7.85%, due 07/15/33	228,297
619,590	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.52%, due 01/16/31	619,647
676,549	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/12/30	676,538
732,880	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate,, 1 mo. LIBOR + 0.25%, 2.21%, due 03/27/28	730,866
5,708,962	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.13%, due 03/26/29	5,597,183
1,481,874	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate,, 1 mo. LIBOR + 0.24%, 2.20%, due 07/25/30	1,455,811
345,618	Navient Private Education Loan Trust, Series 14-CTA, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 2.62%, due 09/16/24	346,058
342,345	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/15/29	342,289
461,464	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.36%, due 04/22/29	462,346
509,601	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.06%, due 12/24/39	508,705
3,773,854	NewMark Capital Funding CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.94%, 2.96%, due 06/02/25	3,773,560
1,138,366	NewMark Capital Funding CLO Ltd., Series 13-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.14%, due 06/02/25	1,138,373
2,079,468	Ocean Trails CLO IV, Series 13-4A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.26%, due 08/13/25	2,079,701
329,840	Octagon Investment Partners XIV Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.88%, 3.23%, due 07/15/19	330,132

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
301,507	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/19/30	301,757
759,500	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.58%, due 01/25/31	759,480
916,010	OFSI Fund V Ltd., Series 13-5A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + 0.93%, 3.28%, due 04/17/25	915,965
265,539	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.20%, due 08/16/29	265,833
3,255,000	OFSI Fund VI Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 03/20/25	3,247,562
915,059	OHA Credit Partners Ltd., Series 13-8A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.48%, due 04/20/25	915,244
380,450	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 01/21/30	380,445
681,549	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 10/22/30	681,539
1,519,000	OZLM VI Ltd., Series 14-6A, Class XS, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.05%, due 04/17/31	1,518,977
328,817	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.11%, due 10/30/30	328,922
3,669,470	Palmer Square Loan Funding Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.82%, due 04/15/26	3,655,687
1,017,730	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.47%, due 07/17/26	1,018,056
516,325	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.32%, due 07/15/30	516,312
483,958	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.51%, due 05/15/26	484,196
3,848,031	SLC Student Loan Trust, Series 08-2, Class A3, Variable Rate, 3 mo. LIBOR + .65%, 2.77%, due 09/15/18	3,848,018
2,508,687	SLM Private Credit Student Loan Trust, Series 07-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.17%, 2.29%, due 12/15/26	2,507,765
925,929	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 3.07%, due 01/15/26	930,604

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
388,941	SLM Private Education Loan Trust, Series 11-A, Class A2, 144A, 4.37%, due 04/17/28	390,694
1,323,700	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 4.17%, due 06/16/42	1,366,072
2,219,654	SLM Private Education Loan Trust, Series 11-A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.50%, 4.42%, due 01/15/43	2,281,446
2,557,349	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 5.17%, due 05/16/44	2,614,802
1,111,939	SLM Private Education Loan Trust, Series 11-C, Class A2B, 144A, 4.54%, due 10/17/44	1,127,326
371,418	SLM Private Education Loan Trust, Series 12-C, Class A2, 144A, 3.31%, due 10/15/46	371,779
2,496,992	SLM Student Loan Trust, Series 07-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.04%, 2.40%, due 04/25/19	2,489,193
6,481,459	SLM Student Loan Trust, Series 07-6, Class A4, Variable Rate, 3 mo. LIBOR + 0.38%, 2.74%, due 10/25/24	6,490,354
985,450	South Carolina Student Loan Corp., Series 05, Class A3, Variable Rate, 3 mo. LIBOR + 0.14%, 2.15%, due 12/01/23	985,085
435,571	South Carolina Student Loan Corp., Series 10-1, Class A2, Variable Rate, 3 mo. LIBOR + 1.00%, 3.36%, due 07/25/25	437,470
1,244,011	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.10%, due 01/15/24	1,244,428
30,163	Symphony CLO VIII LP, Series 12-8A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.43%, due 01/09/23	30,173
258,163	Telos CLO, Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.35%, due 07/17/19	258,416
868,000	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.10%, due 04/17/28	867,986
809,598	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.10%, due 01/17/30	809,585
154,613	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.26%, due 07/20/30	154,846
650,569	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.93%, due 11/20/30	650,566

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
1,231,475	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.99%, due 04/26/28	1,231,432
1,605,800	TICP CLO III-2 Ltd., Series 18-3R, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.91%, due 04/20/28	1,605,737
1,085,000	Tryon Park CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.90%, due 04/15/29	1,084,957
544,077	Velocity Commercial Capital Loan Trust, Series 15-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 2.43%, 4.39%, due 06/25/45	549,478
2,101,964	Voya CLO Ltd., Series 13-3A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 3.41%, due 01/18/26	2,102,456
464,692	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/20/30	464,689
1,084,282	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 10/15/30	1,084,267
412,300	Voya CLO Ltd.., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.99%, due 04/18/31	412,294
84,378	WhiteHorse VI Ltd., Series 12-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 3.56%, due 02/03/25	84,424
5,141,510	WhiteHorse VIII Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.26%, due 05/01/26	5,141,870
180,381	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.25%, due 04/17/29	180,560

	Total Asset-Backed Securities	151,935,052

	Mortgage Backed Securities — 0.0%
1,262,494	JP Morgan Chase Commercial Mortgage Securities Trust, Series 14-CBM, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.90%, 2.82%, due 10/15/29	1,262,495
338,078	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.15%, due 02/25/30	331,447
82,930	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.21%, due 09/25/30	82,817
113,204	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	115,170

	Total Mortgage Backed Securities	1,791,929

Par Value†	Description	Value ($)
	U.S. Government — 19.0%
53,720,369	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (c)	53,331,846
151,561,595	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (c)	146,805,929
42,551,431	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (c)	41,250,642
89,150,775	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a) (c)	86,904,018
101,321,432	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (c)	110,460,220
85,097,191	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (c)	99,787,663
20,950,000	U.S. Treasury Note, 0.75%, due 10/31/18 (a)	20,837,885
7,900,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.95%, due 10/31/19	7,905,219
29,750,000	U.S. Treasury Note, 1.88%, due 12/31/19 (a)	29,512,930
8,900,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 1.90%, due 01/31/20	8,897,369
40,250,000	U.S. Treasury Note, 2.00%, due 01/31/20	39,992,148
30,250,000	U.S. Treasury Note, 2.25%, due 02/29/20	30,173,193
22,750,000	U.S. Treasury Note, 2.25%, due 03/31/20	22,682,461
33,000,000	U.S. Treasury Note, 2.38%, due 04/30/20	32,967,773
25,000,000	U.S. Treasury Note, 2.50%, due 05/31/20	25,035,156

	Total U.S. Government	756,544,452

	U.S. Government Agency — 0.9%
10,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR + 0.22%, 2.15%, due 11/09/18	10,510,257
3,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.24%, 1.79%, due 03/06/19	3,001,759
10,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.16%, 2.20%, due 02/07/20	10,506,488
8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.24%, 2.10%, due 04/13/20	7,992,165
143,299	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 2.33%, due 05/20/62	143,462
2,546,032	Government National Mortgage Association, Series 17-H12, Class FE, Variable Rate, 1 mo. LIBOR + 0.20%, 2.08%, due 06/20/66	2,545,031
899,417	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 2.15%, due 01/20/67	899,521

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)
	U.S. Government Agency — continued
945,812	Government National Mortgage Association, Series 17-H13, Class FJ, Variable Rate, 1 mo. LIBOR + 0.20%, 2.08%, due 05/20/67	946,062

	Total U.S. Government Agency	36,544,745

	Total United States	946,816,178

	TOTAL DEBT OBLIGATIONS (COST $1,035,190,127)	1,025,731,055

	PREFERRED STOCKS (d) — 0.8%

	Brazil — 0.2%
116,500	Banco do Estado do Rio Grande do Sul SA – Class B	513,118
590,600	Braskem SA – Class A	7,192,512
182,800	Centrais Eletricas Brasileiras SA – Class B *	820,788
2,700	Cia Brasileira de Distribuicao	57,580
14,200	Cia de Saneamento do Parana	33,896
112,200	Itausa – Investimentos Itau SA	338,033

	Total Brazil	8,955,927

	Colombia — 0.0%
98,669	Grupo Aval Acciones y Valores SA	42,501

	Germany — 0.1%
9,655	Bayerische Motoren Werke AG	845,858
2,217	Draegerwerk AG & Co KGaA	154,335
1,256	Jungheinrich AG	48,984
1,638	RWE AG	30,103
490	Sixt SE	41,631
6,880	Volkswagen AG	1,292,196

	Total Germany	2,413,107

	Russia — 0.1%
3,660	Bashneft PJSC	101,998
843,700	Sberbank of Russia PJSC	2,654,025
62	Transneft PJSC	169,364

	Total Russia	2,925,387

	South Korea — 0.4%
140	Hyundai Motor Co	11,596
12,130	Hyundai Motor Co 2nd Preference	1,062,249
38,442	LG Electronics Inc	1,341,391
397,754	Samsung Electronics Co Ltd	14,876,982
1,054	Samsung Electronics Co Ltd GDR	987,808

	Total South Korea	18,280,026

	Sweden — 0.0%
2,540	Akelius Residential Property AB	98,052

Shares	Description	Value ($)
	Taiwan — 0.0%
14,463	CTBC Financial Holding Co Ltd *	29,688

	TOTAL PREFERRED STOCKS (COST $28,820,128)	32,744,688

	RIGHTS/WARRANTS — 0.0%

	South Africa — 0.0%
9,439	Kersaf Rights, Expires 6/1/18 *	7,786

	Switzerland — 0.0%
340	Bell Food Group AG, Expires 6/6/18 *	10,704

	Thailand — 0.0%
48,800	Supalai Pcl Rights, Expires 10/19/18 *	31,534
74,250	Supalai Public Co Rights, Expires 10/19/18 *	48,046

	Total Thailand	79,580

	United Arab Emirates — 0.0%
12,794	Dubai Islamic Bank PJSC, Expires 6/5/18 *	5,886

	TOTAL RIGHTS/WARRANTS (COST $60,200)	103,956

	INVESTMENT FUNDS — 0.1%

	United States — 0.1%
43,788	iShares MSCI Emerging Markets ETF	2,000,674

	TOTAL INVESTMENT FUNDS (COST $2,016,017)	2,000,674

	MUTUAL FUNDS — 31.4%

	United States — 31.4%
	Affiliated Issuers — 31.4%
4,585,669	GMO Emerging Country Debt Fund, Class IV	127,573,298
14,627,502	GMO Emerging Markets Fund, Class VI	490,313,864
7,634,876	GMO Opportunistic Income Fund, Class VI	203,545,781
5,406,626	GMO SGM Major Markets Fund, Class VI	174,579,968
9,762,404	GMO Special Opportunities Fund, Class VI	254,505,878

	TOTAL MUTUAL FUNDS (COST $1,093,263,623)	1,250,518,789

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.8%

	Money Market Funds — 0.1%
3,423,096	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (e)	3,423,096

	Repurchase Agreements — 2.4%
94,347,050	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 05/31/18, maturing on 06/01/18 with a maturity value of $94,351,715 and an effective yield of 2.625%, collateralized by a U.S. Treasury Note with maturity date 03/31/25 and a market value of $96,362,822.	94,347,050

	U.S. Government — 0.2%
10,175,000	U.S. Treasury Note, 1.38%, due 11/30/18	10,138,036

	Total U.S. Government	10,138,036

	U.S. Government Agency — 0.1%
2,000,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 07/02/18	1,996,780

	Total U.S. Government Agency	1,996,780

	TOTAL SHORT-TERM INVESTMENTS (COST $109,924,558)	109,904,962

	TOTAL INVESTMENTS — 101.7% (Cost $3,772,210,130)	4,051,897,386

	SECURITIES SOLD SHORT — (1.2)%

	Common Stocks — (1.2)%
	Brazil — 0.0%
(40,700)	Pagseguro Digital Ltd.– Class A*	(1,354,089)

	Canada — (0.2)%
(20,850)	Algonquin Power & Utilities	(203,288)
(148,200)	Barrick Gold Corp	(1,954,758)
(41,800)	Brookfield Asset Management Inc – Class A	(1,665,312)
(96,600)	Enbridge Inc	(3,001,362)

	Total Canada	(6,824,720)

	Denmark — 0.0%
(538)	AP Moller – Maersk A/S – Class B	(802,165)

Shares	Description	Value ($)
	France — (0.1)%
(13,449)	Air Liquide SA	(1,660,388)
(21,002)	DBV Technologies SA *	(955,892)

	Total France	(2,616,280)

	Germany — (0.1)%
(313,966)	Deutsche Bank AG (Registered)	(3,357,479)
(77,425)	thyssenkrupp AG (Registered) *	(2,042,793)

	Total Germany	(5,400,272)

	Israel — 0.0%
(7,100)	Wix.com Ltd *	(617,345)

	Italy — (0.1)%
(231,309)	BPER Banca	(1,115,375)
(91,471)	Brembo SPA	(1,307,828)
(50,919)	Eni SPA	(924,035)
(543,029)	Saipem SPA *	(2,303,139)

	Total Italy	(5,650,377)

	Japan — (0.2)%
(38,700)	Kansai Paint Co Ltd	(827,739)
(58,200)	Kyushu Electric Power Co Inc	(687,466)
(20,100)	Mitsui OSK Lines Ltd	(529,333)
(226,200)	Monex Group Inc	(1,336,521)
(16,400)	Murata Manufacturing Co Ltd	(2,427,402)
(40,500)	SoftBank Group Corp	(2,873,884)

	Total Japan	(8,682,345)

	Netherlands — 0.0%
(95,092)	Altice NV *	(335,951)
(24,428)	Boskalis Westminster	(672,890)

	Total Netherlands	(1,008,841)

	Spain — (0.2)%
(549,356)	Bankia SA	(2,091,654)
(48,427)	Cellnex Telecom SA	(1,230,456)
(108,825)	Ferrovial SA	(2,224,671)
(64,673)	Industria de Diseno Textil SA	(2,044,248)
(113,518)	Merlin Properties Socimi SA (REIT)	(1,568,113)

	Total Spain	(9,159,142)

	Switzerland — (0.1)%
(112,848)	Credit Suisse Group AG (Registered) *	(1,730,240)
(23,609)	LafargeHolcim Ltd (Registered) *	(1,212,684)

	Total Switzerland	(2,942,924)

	United Kingdom — (0.1)%
(92,450)	GVC Holdings Plc	(1,248,003)
(494,565)	Melrose Industries Plc	(1,553,558)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
(42,715)	Travis Perkins Plc	(763,162)

	Total United Kingdom	(3,564,723)

	TOTAL COMMON STOCKS (PROCEEDS $51,365,644)	(48,623,223)

	Rights/Warrants — 0.0%
	Netherlands — 0.0%
(95,092)	Altice NV, Expires 6/4/18 * (f)	(693,760)

	Spain — 0.0%
(108,825)	Ferrovial SA, Expires 6/12/18 *	(39,693)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $717,655)	(733,453)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $52,083,299)	(49,356,676)
	Other Assets and Liabilities (net) — (0.5%)	(19,912,213)

	TOTAL NET ASSETS — 100.0%	$3,982,628,497

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/13/2018	BCLY	AUD	723,300	USD	561,945	14,813
07/13/2018	GS	AUD	2,965,526	USD	2,298,687	55,449
07/12/2018	GS	CHF	1,309,792	USD	1,371,227	37,767
07/12/2018	JPM	CHF	1,851,576	USD	1,939,165	54,133
06/20/2018	BOA	EUR	14,133,506	USD	17,581,445	1,038,838
06/20/2018	DB	EUR	1,670,500	USD	2,071,009	115,767
06/20/2018	GS	EUR	12,237,474	USD	15,158,439	835,048
06/20/2018	BOA	GBP	4,493,903	USD	6,417,135	438,519
06/20/2018	GS	GBP	6,039,921	USD	8,640,043	604,630
06/18/2018	BCLY	JPY	1,900,000,000	USD	18,042,828	561,229
06/18/2018	GS	JPY	693,700,975	USD	6,477,286	94,654
06/18/2018	JPM	JPY	1,119,860,406	USD	10,479,676	176,018
06/18/2018	MSCI	JPY	1,001,958,891	USD	9,372,575	153,710
06/25/2018	MSCI	JPY	560,000,000	USD	5,346,598	191,433
07/09/2018	BOA	JPY	1,495,000,000	USD	14,053,288	276,891
07/23/2018	JPM	JPY	988,500,000	USD	9,263,229	145,732
07/23/2018	MSCI	JPY	800,000,000	USD	7,298,722	(80,132)
08/13/2018	BCLY	JPY	2,840,000,000	USD	26,146,438	(85,202)
07/12/2018	JPM	NOK	28,647,688	USD	3,691,932	185,623
07/12/2018	BCLY	SEK	27,587,282	USD	3,326,391	188,807
06/20/2018	DB	USD	1,877,550	EUR	1,605,700	1,847

						$5,005,574

Reverse Repurchase Agreements

Average balance outstanding	$(46,057,969)
Average interest rate	0.51%
Maximum balance outstanding	$(46,057,969)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into reverse repurchase agreements.

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
	Buys
120	Mini MSCI Emerging Markets	June 2018	$6,730,200	(536,732)

	Sales
2,335	S&P 500 E-Mini	June 2018	$315,867,125	3,425,701

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	6,802,494	05/18/2020	Monthly	—	17,339	17,339
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 3.38%	MORD	USD	213,376	05/18/2020	Monthly	—	53,140	53,140
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	982,832	05/18/2020	Monthly	—	91,230	91,230
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	669,151	05/18/2020	Monthly	—	14,379	14,379
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	5,592,945	05/18/2020	Monthly	—	(148,860)	(148,860)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	1,617,919	05/18/2020	Monthly	—	(104,706)	(104,706)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	755,894	05/18/2020	Monthly	—	(7,898)	(7,898)

							$—	$(85,376)	$(85,376)

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatari Public Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(f)	Investment valued using significant unobservable inputs.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co.

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
3,281,215	GMO Alpha Only Fund, Class IV	69,889,875
12,727,204	GMO Asset Allocation Bond Fund, Class VI	283,689,367
16,747,994	GMO Core Plus Bond Fund, Class IV	354,387,556
1,706,014	GMO Emerging Country Debt Fund, Class IV	47,461,297
13,004,889	GMO Emerging Markets Fund, Class VI	435,923,865
20,792,258	GMO International Equity Fund, Class IV	482,796,225
889,436	GMO Opportunistic Income Fund, Class VI	23,712,362
6,852,974	GMO Quality Fund, Class VI	171,187,297
2,175,831	GMO Risk Premium Fund, Class VI	59,269,626
2,156,436	GMO SGM Major Markets Fund, Class VI	69,631,326
11,058,928	GMO U.S. Equity Fund, Class VI	170,528,664
6,481,228	GMO U.S. Treasury Fund	161,901,072

	TOTAL MUTUAL FUNDS (COST $2,268,675,014)	2,330,378,532

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
31,813	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 2.24%, due 02/25/36 ◆	17,426
25,121	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 2.46%, due 10/25/34 ◆	23,484
20,961	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.22%, due 02/26/34	19,776

	Total Asset-Backed Securities	60,686

	TOTAL DEBT OBLIGATIONS (COST $53,898)	60,686

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
341,827	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (a)	341,827

	TOTAL SHORT-TERM INVESTMENTS (COST $341,827)	341,827

	TOTAL INVESTMENTS — 100.0% (Cost $2,269,070,739)	2,330,781,045
	Other Assets and Liabilities (net) — (0.0%)	(107,848)

	TOTAL NET ASSETS — 100.0%	$2,330,673,197

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

◆	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,300,624	GMO Emerging Markets Fund, Class VI	43,596,899
9,090,415	GMO International Equity Fund, Class IV	211,079,431
4,072,610	GMO Quality Fund, Class VI	101,733,801
6,587,583	GMO U.S. Equity Fund, Class VI	101,580,528

	TOTAL MUTUAL FUNDS (COST $410,782,345)	457,990,659

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
208,215	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (a)	208,215

	TOTAL SHORT-TERM INVESTMENTS (COST $208,215)	208,215

	TOTAL INVESTMENTS — 100.0% (Cost $410,990,560)	458,198,874
	Other Assets and Liabilities (net) — (0.0%)	(67,783)

	TOTAL NET ASSETS — 100.0%	$458,131,091

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
16,815,471	GMO Emerging Markets Fund, Class VI	563,654,594
37,238,255	GMO International Equity Fund, Class IV	864,672,283
16,032,028	GMO Quality Fund, Class VI	400,480,053
25,975,855	GMO U.S. Equity Fund, Class VI	400,547,677

	TOTAL MUTUAL FUNDS (COST $2,118,311,304)	2,229,354,607

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
772,303	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (a)	772,303

	TOTAL SHORT-TERM INVESTMENTS (COST $772,303)	772,303

	TOTAL INVESTMENTS — 100.0% (Cost $2,119,083,607)	2,230,126,910
	Other Assets and Liabilities (net) — (0.0%)	(99,416)

	TOTAL NET ASSETS — 100.0%	$2,230,027,494

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 59.9%

	Australia — 0.7%
36,784	Abacus Property Group (REIT)	106,656
197,503	Australia & New Zealand Banking Group Ltd	4,059,022
208,942	Australian Pharmaceutical Industries Ltd	213,591
141,562	Beach Energy Ltd	174,555
22,555	Brickworks Ltd	264,948
51,024	BWP Trust (REIT)	123,319
849,619	Caltex Australia Ltd	18,842,407
90,068	Charter Hall Group (REIT)	432,760
112,691	Codan Ltd	250,262
650,067	Costa Group Holdings Ltd	3,771,939
72,352	Credit Corp Group Ltd	1,033,651
169,577	Cromwell Property Group (REIT)	138,816
10,133	Dexus (REIT)	75,589
1,783,984	Downer EDI Ltd	9,450,064
41,300	Elders Ltd	275,469
272,783	GDI Property Group (REIT)	270,979
573,610	Genworth Mortgage Insurance Australia Ltd	1,060,880
13,892	Goodman Group (REIT)	97,911
37,958	GWA Group Ltd	102,211
27,911	Investa Office Fund (REIT)	106,353
210,287	Macquarie Group Ltd (REIT)	18,119,303
37,776	McMillan Shakespeare Ltd	482,450
552,930	Metcash Ltd	1,208,058
598,163	Mineral Resources Ltd	8,307,413
61,661	Monadelphous Group Ltd	674,716
128,794	Monash IVF Group Ltd	114,821
1,295,691	Nine Entertainment Co Holdings Ltd	2,354,697
170,289	NRW Holdings Ltd *	173,951
453,089	OZ Minerals Ltd	3,360,151
41,727	Sandfire Resources NL	273,169
680,608	Scentre Group (REIT)	2,149,380
13,711	Sims Metal Management Ltd	164,623
54,850	St Barbara Ltd	197,993
104,440	Stockland (REIT)	327,543
298,897	Tassal Group Ltd	927,399
29,194	Virtus Health Ltd	121,751

	Total Australia	79,808,800

	Austria — 0.3%
43,489	FACC AG *	842,259
394,459	OMV AG	22,602,541
23,033	POLYTEC Holding AG	350,285
9,661	S IMMO AG	190,869
11,695	Vienna Insurance Group AG Wiener Versicherung Gruppe	335,321
149,280	voestalpine AG	7,971,301

	Total Austria	32,292,576

Shares	Description	Value ($)
	Belgium — 0.0%
300,759	AGFA-Gevaert NV *	1,076,049
4,542	Barco NV	562,132
385	Groupe Bruxelles Lambert SA	40,717
11,918	KBC Group NV	916,280
34,851	UCB SA	2,739,550

	Total Belgium	5,334,728

	Brazil — 0.7%
127,240	Banco Bradesco SA	889,741
434,900	Banco BTG Pactual SA	2,271,602
1,182,900	Banco do Brasil SA	9,630,413
1,111,200	Banco Santander Brasil SA	10,064,249
1,686,300	Centrais Eletricas Brasileiras SA *	6,613,299
1,559,600	Cia de Saneamento Basico do Estado de Sao Paulo	10,925,658
291,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,004,666
562,600	Estacio Participacoes SA	3,791,731
177,300	Grendene SA	1,108,894
7,900	Guararapes Confeccoes SA	230,860
10,265,800	JBS SA	24,608,860
26,200	Qualicorp SA	133,847
289,800	Transmissora Alianca de Energia Eletrica SA	1,495,053
459,300	Via Varejo SA	2,876,648

	Total Brazil	76,645,521

	Canada — 1.2%
139,500	AGF Management Ltd – Class B	729,454
95,700	Air Canada *	1,695,379
899,200	Alignvest Acquisition II Corp *	6,699,269
93,500	Bank of Montreal	7,242,897
23,100	Baytex Energy Corp *	96,558
97,100	Bird Construction Inc	545,186
93,448	BRP Inc Sub Voting	4,353,123
63,000	Canfor Corp *	1,577,672
11,800	Cogeco Inc	593,822
4,400	Constellation Software Inc	3,465,501
67,600	Empire Co Ltd – A Shares	1,301,323
43,100	Finning International Inc	1,072,015
44,100	Industrial Alliance Insurance & Financial Services Inc	1,802,638
19,400	Labrador Iron Ore Royalty Corp	358,794
163,400	Magna International Inc	10,477,461
15,600	Magna International Inc	999,492
286,100	Manulife Financial Corp	5,397,197
259,800	Metro Inc	8,571,837
13,500	Morguard North American Residential Real Estate Investment Trust	155,137
66,200	Power Corp of Canada	1,542,420
15,100	Rocky Mountain Dealerships Inc	132,996
501,000	Rogers Sugar Inc	2,090,398

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
22,800	Royal Bank of Canada	1,723,452
511,500	Royal Bank of Canada	38,660,342
64,400	Russel Metals Inc	1,455,780
5,600	Sierra Wireless Inc *	91,840
243,900	Sun Life Financial Inc	10,080,387
73,200	Sun Life Financial Inc	3,025,442
2,300	TMX Group Ltd	144,233
5,600	Toromont Industries Ltd	251,408
102,100	Toronto-Dominion Bank (The)	5,960,952
79,400	Transat AT Inc *	511,330
198,720	Transcontinental Inc – Class A	4,478,327
9,100	Wajax Corp	175,880
152,800	West Fraser Timber Co Ltd	11,104,692
17,960	WestJet Airlines Ltd	277,171
7,600	Westshore Terminals Investment Corp	134,814

	Total Canada	138,976,619

	Chile — 0.0%
608,693	AES Gener SA	159,189
63,824	Empresa Nacional de Telecomunicaciones SA	696,711
6,378,467	Enel Chile SA	679,381

	Total Chile	1,535,281

	China — 7.5%
5,207,000	361 Degrees International Ltd	1,635,596
88,000	AAC Technologies Holdings Inc	1,306,245
7,182,000	Agile Group Holdings Ltd	13,567,862
120,785,000	Agricultural Bank of China Ltd – Class H	62,004,460
65,250	Alibaba Group Holding Ltd Sponsored ADR *	12,920,152
4,321,500	Anhui Conch Cement Co Ltd – Class H	26,387,711
260,000	ANTA Sports Products Ltd	1,500,587
69,749,000	Bank of China Ltd – Class H	36,422,385
15,371,000	Bank of Communications Co Ltd – Class H	12,123,079
242,900	Changyou.com Ltd ADR	4,549,517
57,000	China Aoyuan Property Group Ltd	46,137
11,759,000	China CITIC Bank Corp Ltd – Class H	7,947,794
2,000	China Communications Construction Co Ltd – Class H	2,140
18,340,000	China Communications Services Corp Ltd – Class H	11,774,693
43,062,000	China Construction Bank – Class H	43,342,772
7,199,000	China Everbright Bank Co Ltd – Class H	3,572,193
8,871,000	China Greenfresh Group Co Ltd	1,413,586
16,471,000	China Huarong Asset Management Co Ltd – Class H	5,520,448
176,000	China Jinmao Holdings Group Ltd	99,430
7,852,000	China Lesso Group Holdings Ltd	5,535,286

Shares	Description	Value ($)
	China — continued
11,182,000	China Machinery Engineering Corp – Class H	6,169,603
138,000	China Medical System Holdings Ltd	331,177
1,512,500	China Mobile Ltd	13,540,491
13,638,600	China National Building Material Co Ltd – Class H *	15,502,271
2,582,000	China Overseas Land & Investment Ltd	8,579,412
30,900	China Petroleum & Chemical Corp ADR	3,011,205
67,724,000	China Petroleum & Chemical Corp – Class H	65,880,491
25,386,200	China Railway Construction Corp Ltd – Class H	28,678,343
3,684,000	China Railway Group Ltd – Class H	2,962,661
4,908,000	China Resources Cement Holdings Ltd	5,745,942
1,668,000	China Resources Land Ltd	6,096,869
2,608,000	China Resources Pharmaceutical Group Ltd	3,997,395
5,138,500	China Shenhua Energy Co Ltd – Class H	13,366,972
392,000	China Shineway Pharmaceutical Group Ltd	849,291
77,112,000	China Telecom Corp Ltd – Class H	35,850,916
562,200	China Vanke Co Ltd – Class H	1,998,289
9,400	China Yuchai International Ltd	216,670
6,261,000	Chongqing Rural Commercial Bank Co Ltd – Class H	4,164,899
1,152,000	CIFI Holdings Group Co Ltd	886,933
144,570	CKH Food & Health Ltd *	80,782
3,174,000	Country Garden Holdings Co Ltd	6,167,946
416,000	Dah Chong Hong Holdings Ltd	222,728
133,000	Digital China Holdings Ltd *	86,539
23,134,000	Dongfeng Motor Group Co Ltd – Class H	26,351,927
124,000	ENN Energy Holdings Ltd	1,271,049
1,600	GDS Holdings Ltd ADR *	60,496
6,921,000	Geely Automobile Holdings Ltd	19,435,140
3,932,000	Guangdong Investment Ltd	6,600,184
978,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	5,095,056
12,221,200	Guangzhou R&F Properties Co Ltd – Class H	28,451,260
4,645,000	Haier Electronics Group Co Ltd *	16,652,114
1,274,000	Haitian International Holdings Ltd	3,615,588
4,353,700	Harbin Electric Co Ltd – Class H	1,513,258
118,000	Hengan International Group Co Ltd	1,121,356
996,000	Hi Sun Technology China Ltd *	183,439
626,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	732,925
10,400	Hollysys Automation Technologies Ltd	248,248
72,000	Hopson Development Holdings Ltd	68,779
1,903,000	Hua Hong Semiconductor Ltd	4,585,502
14,199,000	Huabao International Holdings Ltd	9,344,465
31,488,000	Industrial and Commercial Bank of China Ltd – Class H	26,008,389

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
1,482,000	Jiangsu Expressway Co Ltd – Class H	2,226,641
888,000	Ju Teng International Holdings Ltd	128,700
357,800	Jumei International Holding Ltd ADR *	930,280
3,953,500	Kingboard Chemical Holdings Ltd	15,640,714
3,915,000	Kingboard Laminates Holdings Ltd	5,150,191
153,500	Legend Holdings Corp – Class H	487,406
876,700	Livzon Pharmaceutical Group Inc – Class H	6,288,037
188,000	Logan Property Holdings Co Ltd	281,015
2,617,000	Longfor Properties Co Ltd	7,792,893
16,459,000	Lonking Holdings Ltd	8,232,438
700	Momo Inc Sponsored ADR *	32,144
12,800	NetEase Inc ADR	2,922,496
9,100	New Oriental Education & Technology Group Inc Sponsored ADR	905,177
470,000	Nexteer Automotive Group Ltd	770,984
1,627,000	People’s Insurance Co Group of China Ltd (The) – Class H	766,030
1,838,000	PetroChina Co Ltd – Class H	1,515,261
3,418,000	PICC Property & Casualty Co Ltd – Class H	5,996,193
387,500	Ping An Insurance Group Co of China Ltd – Class H	3,774,945
8,924,000	Postal Savings Bank of China Co Ltd – Class H	5,943,802
2,234,000	Powerlong Real Estate Holdings Ltd	1,336,104
94,000	Shandong Chenming Paper Holdings Ltd – Class H *	139,487
464,000	Shandong Weigao Group Medical Polymer Co Ltd – Class H	398,256
2,477,000	Shanghai Industrial Holdings Ltd	6,565,027
4,689,000	Shanghai Pharmaceuticals Holding Co Ltd – Class H	14,428,416
1,688,000	Shenzhen Expressway Co Ltd – Class H	1,765,454
7,637,000	Shimao Property Holdings Ltd	22,397,891
791,000	Sino Biopharmaceutical Ltd	1,992,564
346,000	Sinofert Holdings Ltd *	46,593
2,811,000	Sinotruk Hong Kong Ltd	3,963,278
3,650,000	SSY Group Ltd.	3,889,148
504,500	Sun Art Retail Group Ltd	592,102
617,300	Tencent Holdings Ltd	31,514,472
71,400	Tencent Holdings Ltd ADR	3,646,219
1,631,000	Texhong Textile Group Ltd	2,822,989
708,000	Tianjin Development Holdings Ltd	315,709
988,000	Tianjin Port Development Holdings Ltd *	140,709
1,860,000	Tianneng Power International Ltd	2,870,662
6,021,000	TravelSky Technology Ltd – Class H	17,493,868
187,000	Want Want China Holdings Ltd	184,839
9,794,000	Weichai Power Co Ltd – Class H	13,049,938
36,000	Wisdom Education International Holdings Co Ltd	31,362
1,029,000	XTEP International Holdings Ltd	652,670
2,720,000	Yadea Group Holdings Ltd	1,004,371

Shares	Description	Value ($)
	China — continued
1,600	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	8,744
4,000	Yihai International Holding Ltd.	7,351
8,989,000	Yuzhou Properties Co Ltd	6,296,699
45,400	YY, Inc. ADR *	5,290,462
4,376,000	Zhejiang Expressway Co Ltd – Class H	4,363,703
95,300	Zhuzhou CRRC Times Electric Co Ltd – Class H	478,979

	Total China	844,872,486

	Colombia — 0.1%
405,978	Almacenes Exito SA	2,317,587
466,000	Ecopetrol SA Sponsored ADR	10,014,340

	Total Colombia	12,331,927

	Cyprus — 0.0%
67,336	TCS Group Holding Plc GDR (Registered)	1,372,039

	Czech Republic — 0.1%
176,979	CEZ AS	4,425,165
1,232,534	Moneta Money Bank AS	4,308,401

	Total Czech Republic	8,733,566

	Denmark — 0.2%
90,200	Novo Nordisk A/S Sponsored ADR	4,288,108
332,780	Novo Nordisk A/S – Class B	15,816,517
7,941	Scandinavian Tobacco Group A/S	117,442
2,726	Schouw & Co AB	245,273
6,925	Spar Nord Bank A/S	75,201

	Total Denmark	20,542,541

	Egypt — 0.0%
544,093	Global Telecom Holding SAE *	148,071

	Finland — 0.2%
41,556	Finnair Oyj	516,922
68,232	Neste Oyj	5,575,929
12,803	Sanoma Oyj	131,111
8,560	Stora Enso Oyj – R Shares	175,593
354,259	UPM-Kymmene Oyj	13,003,729

	Total Finland	19,403,284

	France — 1.9%
497,387	Air France-KLM *	3,942,467
29,555	Amundi SA	2,160,358
742,784	AXA SA	18,610,825
453,415	BNP Paribas SA	28,173,346
2,033	Bonduelle SCA	77,673
48,771	Christian Dior SE	20,768,713
254,263	CNP Assurances	5,954,186
22,164	Coface SA	235,550
559,006	Credit Agricole SA	7,687,063

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	France — continued
70,792	Derichebourg SA	430,494
10,976	Gaztransport Et Technigaz SA	653,113
3,290	Kaufman & Broad SA	154,686
70,007	L’Oreal SA	16,860,412
7,846	Mersen SA	334,389
26,519	Metropole Television SA	560,536
292,307	Natixis SA	2,115,542
7,721	Neopost SA	214,690
18,334	Rallye SA	242,440
3,873	Renault SA	375,564
5,647	Rexel SA	83,074
102,032	Sanofi	7,821,150
59,900	Sanofi ADR	2,292,373
149,345	SCOR SE	5,502,098
566,802	Societe Generale SA	24,464,605
795,100	STMicroelectronics NV – NY Shares	18,979,037
706,342	STMicroelectronics NV	16,841,917
1,971,642	Unibail-Rodamco-Westfield CDI * (a)	21,933,405
3,168	Vilmorin & Cie SA	212,969

	Total France	207,682,675

	Germany — 2.6%
211,521	Allianz SE (Registered)	43,580,133
1,074	Amadeus Fire AG	119,399
239,624	BASF SE	23,659,299
12,091	Bauer AG	324,796
13,373	Bayer AG (Registered)	1,596,117
438,654	Bayerische Motoren Werke AG	43,832,119
2,053	Cewe Stiftung & Co KGAA	203,215
164,140	Covestro AG	14,953,594
620,343	Daimler AG (Registered Shares)	44,813,714
1,350,866	Deutsche Lufthansa AG (Registered)	36,660,971
65,605	Deutsche Pfandbriefbank AG *	999,334
14,244	Deutsche Post AG (Registered)	540,230
4,362	Eckert & Ziegler AG	182,719
16,541	Elmos Semiconductor AG	510,102
3,906	Gesco AG	131,214
22,194	Henkel AG & Co KGaA	2,502,488
4,845	Isra Vision AG	246,084
18,582	Leoni AG	1,115,141
181,489	Linde AG	41,472,921
2,747	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	564,675
4,074	OHB SE	154,899
1,031	Pfeiffer Vacuum Technology AG	180,881
3,476	ProSiebenSat.1 Media SE	102,199
177,517	RWE AG	4,026,394
140,820	SAP SE	15,862,974
1,545	Sixt SE	196,099
7,582	Software AG	361,780

Shares	Description	Value ($)
	Germany — continued
7,926	STADA Arzneimittel AG	751,293
52,048	Talanx AG	2,004,653
23,321	Uniper SE	738,209
32,307	Volkswagen AG	5,983,277
36,713	Wacker Neuson SE	1,114,728
26,569	Wuestenrot & Wuerttembergische AG	588,534

	Total Germany	290,074,185

	Greece — 0.0%
118,862	Intralot SA *	131,943
30,154	Mytilineos Holdings SA *	320,328
134,542	Public Power Corp SA *	316,346

	Total Greece	768,617

	Hong Kong — 0.9%
3,543,000	BOC Hong Kong Holdings Ltd	17,735,058
547,000	CK Asset Holdings Ltd	4,546,787
520,000	Dah Sing Banking Group Ltd	1,191,119
319,200	Dah Sing Financial Holdings Ltd	2,102,751
22,000	Fortune Real Estate Investment Trust	26,583
16,000	Henderson Land Development Co Ltd	104,877
193,000	Hysan Development Co Ltd	1,113,441
3,230,213	I-CABLE Communications Ltd *	69,095
225,500	Johnson Electric Holdings Ltd	688,021
967,000	Kerry Properties Ltd	5,157,039
612,500	Link (REIT)	5,396,532
170,000	Luk Fook Holdings International Ltd	773,655
772,000	Singamas Container Holdings Ltd	146,996
5,663,000	SJM Holdings Ltd	8,088,484
3,000	Sun Hung Kai Properties Ltd	48,258
16,889,500	WH Group Ltd	17,303,688
1,990,000	Wharf Holdings Ltd (The)	6,401,699
1,898,000	Wharf Real Estate Investment Co Ltd	14,594,084
1,253,000	Wheelock & Co Ltd	9,410,568
232,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	64,902
376,000	Yue Yuen Industrial Holdings Ltd	1,159,693

	Total Hong Kong	96,123,330

	Hungary — 0.1%
2,257,270	Magyar Telekom Telecommunications Plc	3,428,791
177,069	Richter Gedeon Nyrt	3,468,532

	Total Hungary	6,897,323

	India — 1.6%
8,089	ACC Ltd	162,781
208,400	Andhra Bank *	111,443
395,015	Aurobindo Pharma Ltd	3,248,370
41,675	Canara Bank	158,702
224,796	Castrol India Ltd	575,491
507,101	Chambal Fertilizers and Chemicals Ltd	1,271,435
33,227	DCM Shriram Ltd	138,720

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	India — continued
211,718	Divi’s Laboratories Ltd	3,290,421
638,702	Firstsource Solutions Ltd *	685,555
126,366	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	891,925
2,514,325	HCL Technologies Ltd	33,779,913
63,910	Hero MotoCorp Ltd	3,359,553
1,242,622	Hexaware Technologies Ltd	8,046,600
290,335	Hindustan Petroleum Corp Ltd	1,344,228
45,502	IDBI Bank Ltd *	43,973
259,399	IDFC Bank Ltd	156,192
641,376	IFCI Ltd *	167,771
934,454	Indian Oil Corp Ltd	2,415,718
157,900	Infosys Ltd Sponsored ADR	2,872,201
1,644,357	Jaypee Infratech Ltd *	132,206
559,812	Karnataka Bank Ltd (The)	994,065
281,591	KPIT Technologies Ltd	1,149,646
119,616	Larsen & Toubro Infotech Ltd	3,106,780
38,577	Mahanagar Gas Ltd	468,551
49,247	Maruti Suzuki India Ltd	6,230,988
35,715	Mastek Ltd	278,806
8,130	Merck Ltd	281,425
235,082	Mindtree Ltd	3,509,487
365,651	Mphasis Ltd	5,943,018
1,337,409	NHPC Ltd	527,078
364,616	NIIT Technologies Ltd	6,061,798
21,408	NMDC Ltd	37,104
20,862	Nucleus Software Exports Ltd	118,598
3,605,261	Oil & Natural Gas Corp Ltd	9,490,710
205,598	Oil India Ltd	659,279
58,704	Pidilite Industries Ltd	1,000,267
7,902,579	Power Finance Corp Ltd	9,487,829
2,086,433	PTC India Ltd	2,622,970
1,135,724	Reliance Capital Ltd	7,004,809
8,430,860	Rural Electrification Corp Ltd	14,739,590
533,189	Sonata Software Ltd	2,973,296
140,819	Steel Authority of India Ltd *	158,349
98,916	Tata Chemicals Ltd	1,086,119
1,051,354	Tata Global Beverages Ltd	4,185,733
62,204	Tata Motors Ltd – Class A *	156,426
1,257,329	Tata Steel Ltd	10,744,702
489,798	Tech Mahindra Ltd	5,143,598
31,075	Unichem Laboratories Ltd	116,619
124,525	Union Bank of India *	166,681
2,797,474	Unitech Ltd *	186,192
587,060	Vakrangee Ltd	283,602
2,803,915	Wipro Ltd	10,948,401
19,633	Zensar Technologies Ltd	377,702
74,402	Zuari Agro Chemicals Ltd	401,167

	Total India	173,494,583

Shares	Description	Value ($)
	Indonesia — 0.3%
14,810,300	Adaro Energy Tbk PT	2,005,798
1,441,800	Bank Central Asia Tbk PT	2,348,020
5,141,900	Bank Mandiri Persero Tbk PT	2,595,977
2,263,000	Bank Negara Indonesia Persero Tbk PT	1,376,083
15,990,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	791,955
39,553,200	Bank Rakyat Indonesia Persero Tbk PT	8,736,905
4,106,400	Bukit Asam Tbk PT	1,118,177
2,742,500	Gajah Tunggal Tbk PT	160,248
85,400	Gudang Garam Tbk PT	420,050
3,773,200	Harum Energy Tbk PT *	873,315
4,699,800	Indo Tambangraya Megah Tbk PT	8,721,653
1,769,300	Indofood Sukses Makmur Tbk PT	898,191
448,700	Matahari Department Store Tbk PT	294,291
27,622,800	Panin Financial Tbk PT *	440,934
17,943,000	Telekomunikasi Indonesia Persero Tbk PT	4,502,792
44,500	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,099,595
697,100	United Tractors Tbk PT	1,756,640
966,100	XL Axiata Tbk PT *	145,429

	Total Indonesia	38,286,053

	Ireland — 0.0%
36,200	ICON Plc *	4,669,076
1,854	Smurfit Kappa Group Plc	76,500

	Total Ireland	4,745,576

	Israel — 0.1%
48,676	Discount Investment Corp Ltd (Registered)	143,031
11,077	First International Bank of Israel Ltd	244,373
23,745	Frutarom Industries Ltd	2,324,709
27,495	Harel Insurance Investments & Financial Services Ltd	209,043
29,471	Nova Measuring Instruments Ltd *	883,700
74,700	Orbotech Ltd *	4,783,788
2,795	SodaStream International Ltd *	232,712
9,196	SodaStream International Ltd *	780,039
5,531	Teva Pharmaceutical Industries Ltd *	119,242

	Total Israel	9,720,637

	Italy — 1.1%
845	ACEA SPA	13,203
178,721	Arnoldo Mondadori Editore SPA *	255,911
29,484	ASTM SPA	681,472
35,971	Carraro SpA	127,267
11,154	Credito Emiliano SPA	78,880
5,328	El.En. SPA	185,751
46,423	Enav SPA	223,829
3,734,753	Enel SPA	20,525,561
18,266	ERG SPA	380,223

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
423,931	EXOR NV	30,789,929
136,155	Falck Renewables SPA	311,782
1,768,224	Fiat Chrysler Automobiles NV	41,075,844
140,282	Fiat Chrysler Automobiles NV *	3,179,475
139,651	Fincantieri SPA	221,848
97,315	FinecoBank Banca Fineco SPA	970,553
221,943	IMMSI SPA *	130,404
1,050,965	Iren SPA	2,614,078
31,456	La Doria SPA	427,807
28,376	Piaggio & C SPA	67,276
43,585	Poste Italiane SPA	373,293
13,622	Prima Industrie SPA	572,694
154,760	Recordati SPA	5,726,209
4,804	Reply SPA	288,750
6,037	Sabaf SPA	126,705
562,147	Saras SPA	1,262,739
613,848	Societa Cattolica di Assicurazioni SC	5,280,665
46,344	Societa Iniziative Autostradali e Servizi SPA	750,796
1,357,900	Telecom Italia SPA *	1,090,898
2,555,217	Telecom Italia SPA-RSP	1,790,646

	Total Italy	119,524,488

	Japan — 4.9%
113,200	Aisin Seiki Co Ltd	5,678,248
65,200	AOKI Holdings Inc	1,041,571
2,800	Aoyama Trading Co Ltd	99,165
10,400	Asahi Glass Co Ltd	424,293
1,571,200	Asahi Kasei Corp (b)	21,481,239
802,600	Astellas Pharma Inc	12,428,825
7,100	Autobacs Seven Co Ltd	129,063
4,600	Bank of the Ryukyus Ltd	69,635
14,900	Belluna Co Ltd	191,434
541,300	Brother Industries Ltd	11,276,789
1,078,200	Canon Inc	36,766,038
16,000	Chiba Bank Ltd (The)	122,941
64,400	CKD Corp	1,326,486
3,800	Daicel Corp	42,822
5,000	Daihen Corp	35,314
9,500	Dai-ichi Seiko Co Ltd	174,584
45,500	Daiwa House Industry Co Ltd	1,643,514
6,700	Daiwabo Holdings Co Ltd	373,827
118,300	DCM Holdings Co Ltd	1,185,510
56,600	Denka Co Ltd	2,066,267
7,500	DIC Corp	244,054
10,500	Duskin Co Ltd	253,834
81,000	Fancl Corp	3,727,045
4,900	Foster Electric Co Ltd	74,854
115,000	Fuji Electric Co Ltd	815,153
4,800	Fuji Pharma Co Ltd	176,287
1,200	Fuji Oil Holdings Inc	43,366
1,000	Fuji Soft Inc	40,732

Shares	Description	Value ($)
	Japan — continued
13,600	FUJIFILM Holdings Corp (b)	520,421
39,300	Fujikura Ltd	266,344
5,000	Fujitsu General Ltd	77,544
2,931,000	Fujitsu Ltd	17,871,933
26,000	Fukuoka Financial Group Inc	138,563
5,500	Fuyo General Co Ltd	395,518
3,400	Gree Inc	19,319
9,200	Hamakyorex Co Ltd	309,229
8,400	Hanwa Co Ltd	353,084
8,900	Hazama Ando Corp	77,658
8,600	Heiwado Co Ltd	207,667
1,100	Hitachi High-Technologies Corp	49,931
4,967,000	Hitachi Ltd	36,163,553
9,900	Hochiki Corp	202,306
68,800	Honda Motor Co Ltd	2,183,376
4,200	Hosokawa Micron Corp	261,232
77,100	House Foods Group Inc (b)	2,818,556
4,700	Idemitsu Kosan Co Ltd	156,874
15,100	Isuzu Motors Ltd	201,557
2,636,000	ITOCHU Corp	49,324,210
39,400	Itochu Techno-Solutions Corp	711,811
5,000	Japan Airlines Co Ltd	193,352
5,000	Japan Aviation Electronics Industry Ltd	82,812
17,400	JFE Holdings Inc	358,026
4,800	JSP Corp	148,957
32,600	JSR Corp	633,422
8,800	JTEKT Corp	127,562
10,100	Juki Corp	111,436
35,300	JXTG Holdings Inc	226,774
22,000	Kajima Corp	179,007
11,200	Kamei Corp	163,278
18,000	Kaneka Corp	184,754
235,200	Kanematsu Corp	3,627,401
6,200	Kato Sangyo Co Ltd	215,448
40,500	Keihin Corp	785,867
47,000	Kirin Holdings Co Ltd	1,331,436
109,500	Kitz Corp	976,607
26,400	Kose Corp	5,715,027
30,000	Kyosan Electric Manufacturing Co Ltd	211,790
7,100	Kyowa Exeo Corp	185,393
37,100	Leopalace21 Corp	254,941
6,000	Makino Milling Machine Co Ltd	53,248
9,000	Mandom Corp	292,711
2,424,300	Marubeni Corp	18,806,271
41,100	MCJ Co Ltd	666,411
3,304	Medipal Holdings Corp	75,942
4,292,900	Mitsubishi Chemical Holdings Corp	39,534,499
288,200	Mitsubishi Corp	7,987,893
1,732,900	Mitsubishi Electric Corp	24,558,247
287,200	Mitsubishi Gas Chemical Co Inc	7,294,362
578,300	Mitsubishi Tanabe Pharma Corp	10,328,106
143,500	Mitsubishi UFJ Financial Group Inc	865,049

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
147,474	Mitsui & Co Ltd	2,587,969
182,500	Mitsui Chemicals Inc	5,257,497
34,800	Mitsui Mining & Smelting Co Ltd	1,514,379
44,100	Modec Inc	1,193,782
4,400	Morinaga & Co Ltd	217,799
8,900	Nachi-Fujikoshi Corp	423,984
2,900	NEC Networks & System Integration Corp	65,971
131,800	NET One Systems Co Ltd	2,140,122
158,000	Nichias Corp	1,980,140
32,000	Nichiha Corp	1,272,529
107,300	Nippo Corp	2,070,061
5,200	Nippon Chemi-Con Corp *	195,144
4,000	Nippon Paper Industries Co Ltd	67,223
15,000	Nippon Soda Co Ltd	82,764
984,300	Nippon Telegraph & Telephone Corp	45,983,406
6,900	Nippon Valqua Industries Ltd	209,390
11,000	Nippon Flour Mills Co Ltd	183,013
28,200	Nisshin Oillio Group Ltd (The)	803,886
5,800	Nisshin Seifun Group Inc	122,135
34,300	Nisshinbo Holdings Inc	414,144
14,400	Nomura Real Estate Holdings Inc	336,304
3,500	Noritake Co Ltd	174,930
19,700	NSK Ltd	222,896
93,200	NTT DOCOMO Inc	2,403,803
59,500	Onward Holdings Co Ltd	486,332
17,000	Osaki Electric Co Ltd	130,068
4,200	Otsuka Holdings Co Ltd	208,445
83,900	Pola Orbis Holdings Inc	4,136,880
309,000	Prima Meat Packers Ltd	1,846,306
28,500	Rohm Co Ltd	2,624,382
72,000	Rohto Pharmaceutical Co Ltd	2,314,275
9,000	Sakata INX Corp	126,366
3,400	Sanyo Special Steel Co Ltd	86,964
9,700	SBI Holdings Inc	263,288
12,500	Seiko Epson Corp	218,371
674,400	Sekisui Chemical Co Ltd	11,046,379
900	Shimamura Co Ltd	91,830
15,200	Shin-Etsu Polymer Co Ltd	151,296
30,800	Shionogi & Co Ltd	1,610,582
14,700	Showa Corp	263,208
87,700	Showa Denko KK	3,766,687
600	SMC Corp	226,413
4,357,000	Sojitz Corp	15,464,993
71,200	Sony Corp	3,359,135
1,700	Sugi Holdings Co Ltd	101,720
114,000	Sumitomo Bakelite Co Ltd	1,153,858
3,934,000	Sumitomo Chemical Co Ltd	23,681,280
24,000	Sumitomo Dainippon Pharma Co Ltd	496,911
25,200	Sumitomo Forestry Co Ltd	383,748
25,500	Sumitomo Mitsui Financial Group Inc	1,051,296
300	Sumitomo Seika Chemicals Co Ltd	13,731

Shares	Description	Value ($)
	Japan — continued
2,900	Suntory Beverage & Food Ltd	128,519
59,500	Suzuki Motor Corp	3,409,567
1,600	Taikisha Ltd	50,136
304,400	Takeda Pharmaceutical Co Ltd	12,374,468
82,500	Tatsuta Electric Wire and Cable Co Ltd	458,186
19,300	T-Gaia Corp	540,840
3,737	TIS Inc	175,070
57,000	Tocalo Co Ltd	689,218
10,600	Tochigi Bank Ltd (The)	38,042
19,400	Token Corp	1,842,291
900	Tokyo Century Corp	53,920
28,200	Tokyo Electric Power Co Holdings Inc *	133,621
94,800	Tokyo Electron Ltd (b)	17,690,715
1,800	Tokyo Gas Co Ltd	48,947
43,900	Tokyu Construction Co Ltd	442,845
11,000	Toshiba Machine Co Ltd	61,167
508,000	Tosoh Corp	8,863,811
28,000	Toyo Ink SC Holdings Co Ltd	156,456
9,000	Toyo Suisan Kaisha Ltd	320,213
397,100	Toyota Tsusho Corp	13,644,058
80,300	TS Tech Co Ltd	3,517,913
15,000	Tsubakimoto Chain Co	116,557
1,600	Tsumura & Co	58,093
5,600	Ube Industries Ltd	158,683
24,500	Unipres Corp	518,168
22,300	Wacoal Holdings Corp	662,452
29,700	Warabeya Nichiyo Holdings Co Ltd	748,240
2,000	Yamaguchi Financial Group Inc	24,064
7,000	Yamaha Motor Co Ltd	201,794
6,400	Yokohama Rubber Co Ltd (The)	138,724
12,100	Zeon Corp	152,659

	Total Japan	553,067,057

	Malaysia — 0.1%
289,300	DRB-Hicom Berhad	126,687
29,000	Fraser & Neave Holdings Berhad	275,687
1,915,800	KSL Holdings Berhad *	421,506
166,700	Padini Holdings Berhad	240,598
1,174,600	Petronas Chemicals Group Berhad	2,375,557
63,300	PPB Group Bhd	316,995
994,400	Sapura Energy Berhad *	137,417
1,132,100	Supermax Corp Berhad	872,121
508,200	Ta Ann Holdings Berhad	356,300
1,819,900	Top Glove Corp Berhad	4,678,904
767,300	YTL Power International Berhad	158,015

	Total Malaysia	9,959,787

	Mexico — 0.6%
1,524,862	Arca Continental SAB de CV	9,174,563
315,492	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand – Class B	412,543

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
1,460,246	Bolsa Mexicana de Valores SAB de CV	2,372,163
2,100	Coca-Cola Femsa SAB de CV Sponsored ADR	122,766
1,155,500	Corp Inmobiliaria Vesta SAB de CV	1,451,280
126,400	Credito Real SAB de CV SOFOM ER	153,432
367,600	Genomma Lab Internacional SAB de CV – Class B *	311,115
1,112,700	Gentera SAB de CV	857,483
142,700	Grupo Aeroportuario del Centro Norte SAB de CV	679,062
4,000	Grupo Aeroportuario del Centro Norte SAB de CV ADR	152,320
700	Grupo Aeroportuario del Sureste SAB de CV ADR	111,839
295,600	Grupo Financiero Inbursa SAB de CV – Class O	417,656
27,191	Grupo Financiero Interacciones SA de CV – Class O *	122,972
267,213	Grupo Herdez SAB de CV	527,871
268,000	Grupo Lala SAB de CV	291,990
159,400	Megacable Holdings SAB de CV CPO	681,328
77,245	Promotora y Operadora de Infraestructura SAB de CV *	693,494
18,111,150	Wal-Mart de Mexico SAB de CV	45,612,386

	Total Mexico	64,146,263

	Netherlands — 1.0%
202	Akzo Nobel NV	17,734
57,691	ASR Nederland NV	2,439,343
36,129	ForFarmers NV	487,438
57,129	Heineken Holding NV	5,565,351
2,317,180	ING Groep NV	33,749,068
27,954	Koninklijke Ahold Delhaize NV	642,183
350	Koninklijke DSM NV	34,871
7,631	NN Group NV	327,869
475,607	NXP Semiconductors NV *	54,219,198
80,405	Signify NV	2,291,571
47,336	Unilever NV – NY Shares (c)	2,639,929
1,528	Vastned Retail NV	75,009
152,899	Wolters Kluwer NV	8,589,282

	Total Netherlands	111,078,846

	New Zealand — 0.0%
1,205,311	Air New Zealand Ltd	2,636,739

	Norway — 0.6%
5,147	Aker ASA – A Shares	366,430
7,580	Atea ASA *	114,956
61,510	Austevoll Seafood ASA	736,959
56,696	Bakkafrost P/F	2,972,516
233,681	BW LPG Ltd *	974,884
951,974	DNB ASA	17,062,296
918,012	Equinor ASA	24,132,392

Shares	Description	Value ($)
	Norway — continued
384,556	Kongsberg Automotive ASA *	498,410
112,598	Kvaerner ASA *	247,238
9,756	Salmar ASA	425,359
12,614	Selvaag Bolig ASA	67,616
45,694	SpareBank 1 SR Bank ASA	438,130
618,899	Storebrand ASA	5,062,794
466,595	Subsea 7 SA	7,112,242
135,311	Telenor ASA	2,787,257
46,872	TGS NOPEC Geophysical Co ASA	1,571,726

	Total Norway	64,571,205

	Pakistan — 0.0%
627,500	Engro Fertilizers Ltd	403,932
333,700	Oil & Gas Development Co Ltd	470,050
104,050	Pakistan Oilfields Ltd	607,019

	Total Pakistan	1,481,001

	Peru — 0.0%
13,500	Credicorp Ltd	2,989,170

	Philippines — 0.0%
426,420	Manila Electric Co	2,616,772
1,156,500	Manila Water Co Inc	624,159
12,832,000	Megaworld Corp	1,186,345

	Total Philippines	4,427,276

	Poland — 0.2%
345,143	Asseco Poland SA	4,277,308
6,798	Bank Zachodni WBK SA	636,505
487,703	Enea SA	1,350,012
1,346,657	Energa SA	3,435,565
535,514	PGE Polska Grupa Energetyczna SA *	1,422,351
111,826	Polski Koncern Naftowy ORLEN SA	2,466,082
679,415	Polskie Gornictwo Naftowe i Gazownictwo SA	1,053,107
228,098	Powszechny Zaklad Ubezpieczen SA	2,236,584
5,631,924	Tauron Polska Energia SA *	3,407,145

	Total Poland	20,284,659

	Portugal — 0.0%
36,180	CTT – Correios de Portugal SA	119,973
17,120	Mota-Engil SGPS SA	64,895
71,344	Navigator Co SA (The)	444,963
520,332	Sonae SGPS SA	642,386

	Total Portugal	1,272,217

	Qatar — 0.1%
326,526	Barwa Real Estate Co	3,072,395
88,110	Doha Bank QPSC	629,824
96,736	Masraf Al Rayan QSC	888,087
14,537	Qatar Electricity & Water Co QSC	758,698

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Qatar — continued
75,713	Qatar Gas Transport Co Ltd	305,680
98,308	Qatar Insurance Co SAQ	888,046
35,594	Qatar Islamic Bank SAQ	1,121,899
131,964	Qatar National Bank QPSC	5,736,887
25,567	Qatar Navigation QSC	441,912

	Total Qatar	13,843,428

	Russia — 2.3%
2,555,800	Aeroflot PJSC	5,767,044
6,812,900	Alrosa PJSC	9,642,975
259,165	Evraz Plc	1,755,177
74,090	Gazprom Neft PJSC	382,037
321,830	Gazprom PJSC	749,239
6,031,692	Gazprom PJSC Sponsored ADR	27,322,250
268,653	Globaltrans Investment Plc Sponsored GDR (Registered)	2,674,008
26,664,000	Inter RAO UES PJSC	1,748,080
323,632	LUKOIL PJSC Sponsored ADR	21,557,038
234,980	M.Video PJSC *	1,535,334
37,386	Magnit PJSC Sponsored GDR (Registered)	750,964
2,019,000	Magnitogorsk Iron & Steel OJSC	1,588,142
16,193	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	165,341
1,115,591	MegaFon PJSC GDR (Registered)	9,844,049
74,140	MegaFon PJSC *	561,803
1,214,875	MMC Norilsk Nickel PJSC ADR	21,530,191
3,393,100	Mobile TeleSystems PJSC Sponsored ADR	32,505,898
5,240,310	Moscow Exchange MICEX-RTS PJSC	9,455,602
173,530	Novatek PJSC	2,333,671
124,232	Novatek PJSC Sponsered GDR (Registered)	17,872,580
1,379,960	Novolipetsk Steel PJSC	3,602,716
314,994	Novolipetsk Steel PJSC GDR	8,254,949
59,201	PhosAgro PJSC GDR (Registered)	785,984
17,320	Polyus PJSC	1,040,984
74,613	Polyus PJSC GDR (Registered)	2,275,398
199,717	QIWI Plc Sponsored ADR	3,251,393
4,417,585	Rostelecom PJSC	4,671,136
7,939	Rostelecom PJSC Sponsored ADR	51,263
1,561,000	Sberbank of Russia PJSC	5,525,927
1,959,067	Sberbank of Russia Sponsored ADR	28,092,954
125,050	Severstal PJSC	2,009,238
280,582	Severstal PJSC GDR (Registered)	4,455,856
1,986,558	Surgutneftegas OJSC Sponsored ADR	8,820,123
552,420	Tatneft PJSC	5,907,466
139,118	Tatneft PJSC Sponsored ADR	8,878,310
1,200	Yandex NV – Class A *	40,224

	Total Russia	257,405,344

Shares	Description	Value ($)
	Singapore — 0.1%
122,700	Oversea-Chinese Banking Corp Ltd	1,143,997
605,200	Sino Grandness Food Industry Group Ltd *	108,451
292,400	Venture Corp Ltd	4,571,257
5,487,100	Yangzijiang Shipbuilding Holdings Ltd	3,927,622
1,115,300	Yanlord Land Group Ltd	1,403,566

	Total Singapore	11,154,893

	South Africa — 1.5%
1,613,256	African Phoenix Investments Ltd *	81,234
70,136	Aspen Pharmacare Holdings Ltd	1,376,985
145,164	Astral Foods Ltd	3,067,558
123,453	AVI Ltd	991,311
2,745,451	Barclays Africa Group Ltd	34,905,921
611,739	Barloworld Ltd	6,363,060
119,659	Bidvest Group Ltd (The)	1,896,626
2,550,540	Blue Label Telecoms Ltd	2,355,974
98,344	Brait SE *	282,053
26,211	Distell Group Ltd	264,707
1,017,026	Emira Property Fund Ltd (REIT)	1,237,896
113,228	Hyprop Investments Ltd (REIT)	921,663
310,750	Imperial Holdings Ltd	4,987,943
8,285	JSE Ltd	118,196
513,658	Kumba Iron Ore Ltd	11,670,668
516,296	Lewis Group Ltd	1,355,223
617,554	Liberty Holdings Ltd	5,875,675
1,219,016	MMI Holdings Ltd	1,788,926
244,710	Mondi Ltd	6,728,676
300,868	Mr Price Group Ltd	5,946,027
952,078	Murray & Roberts Holdings Ltd	1,353,181
1,184,588	Nedbank Group Ltd	25,419,601
48,412	Omnia Holdings Ltd	511,821
442,641	Reunert Ltd	2,747,532
1,319,480	SA Corporate Real Estate Ltd (REIT)	481,265
3,817	Sanlam Ltd	22,796
42,279	Santam Ltd	1,026,967
255,439	Sibanye Gold Ltd *	158,320
2,268,558	Standard Bank Group Ltd	36,907,111
3,025,964	Steinhoff International Holdings NV *	266,228
94,194	Truworths International Ltd	624,294
339,220	Tsogo Sun Holdings Ltd	612,326
16,716	Vukile Property Fund Ltd (REIT)	28,712
203,844	Wilson Bayly Holmes-Ovcon Ltd	2,491,974

	Total South Africa	164,868,450

	South Korea — 3.3%
62,845	Aekyung Petrochemical Co Ltd	748,435
1,018,672	BNK Financial Group Inc	8,981,337
3,310	Celltrion Pharm Inc *	283,873

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
9,545	Chong Kun Dang Pharmaceutical Corp	926,915
7,057	CJ O Shopping Co Ltd	1,456,499
17,356	Com2uSCorp	3,079,601
2,881	Crown Confectionery Co Ltd	37,844
2,237	Crown Haitai Holdings Co Ltd	35,587
376	Dae Han Flour Mills Co Ltd	66,261
51,186	Daeduck Electronics Co	377,813
4,487	Daihan Pharmaceutical Co Ltd	187,362
58,765	Daishin Securities Co Ltd	738,635
73,782	Daou Data Corp	836,791
177,742	Daou Technology Inc	4,266,377
178,504	DB Insurance Co Ltd	9,682,521
14,252	DGB Financial Group Inc	136,516
3,011	DongKook Pharmaceutical Co Ltd	177,195
25,671	Dongsuh Cos Inc	617,108
22,623	Dongwha Pharm Co Ltd	239,530
494,990	Dongwon Development Co Ltd	2,066,771
30,089	E-MART Inc	6,962,654
17,097	F&F Co Ltd	1,011,255
2,517	GOLFZON Co Ltd	100,721
440,330	Grand Korea Leisure Co Ltd	11,168,046
26,597	Green Cross Holdings Corp	935,380
8,074	GS Home Shopping Inc	1,267,510
6,928	GS Retail Co Ltd	242,475
159,738	Hana Financial Group Inc	6,156,454
139,124	Hankook Tire Co Ltd	5,522,219
168,768	Hankook Tire Worldwide Co Ltd	2,805,133
6,393	Hansol Paper Co Ltd	109,977
5,108	Hanwha Aerospace Co Ltd *	157,085
8,421	Hanwha Corp	280,497
268,353	Hanwha Life Insurance Co Ltd	1,386,083
35,303	Harim Holdings Co Ltd	123,066
2,250	HLB Inc *	286,844
15,635	Hyundai Corp	580,085
37,367	Hyundai Greenfood Co Ltd	517,104
28,043	Hyundai Home Shopping Network Corp	2,767,657
197,617	Hyundai Hy Communications & Network Co Ltd	797,675
226,491	Hyundai Marine & Fire Insurance Co Ltd	7,154,388
55,481	Hyundai Mobis Co Ltd	11,190,765
3,295	Hyundai Wia Corp	154,080
1,216,995	Industrial Bank of Korea	17,571,017
27,443	Innocean Worldwide Inc	1,670,194
459,713	JB Financial Group Co Ltd	2,580,062
2,176	Kangnam Jevisco Co Ltd	63,568
265,027	Kangwon Land Inc	6,597,495
283,708	KB Financial Group Inc	13,645,979
549,917	Kia Motors Corp	15,864,975
170,163	Korea Asset In Trust Co Ltd	836,663
14,263	Korea Zinc Co Ltd	5,362,188
100,416	Korean Reinsurance Co	1,181,944

Shares	Description	Value ($)
	South Korea — continued
72,725	KT Hitel Co Ltd *	380,898
67,865	KT Skylife Co Ltd	807,682
210,426	KT&G Corp	18,737,219
104	Kukdo Chemical Co Ltd	6,243
69,767	Kwang Dong Pharmaceutical Co Ltd	519,991
87,816	Kyobo Securities Co Ltd	816,220
37,636	Kyungdong Pharm Co Ltd	423,308
151,982	LF Corp	4,058,308
158,992	LG Corp	10,807,539
241,293	LG Electronics Inc	20,684,602
124,632	LOTTE Himart Co Ltd	9,087,195
25,123	Maeil Holdings Co Ltd	361,518
101,445	Meritz Fire & Marine Insurance Co Ltd	1,926,157
126,505	Meritz Securities Co Ltd	477,150
20,094	NHN KCP Corp *	261,421
1,153	Ottogi Corp	866,084
1,110	Pearl Abyss Corp *	229,837
18,236	S&T Motiv Co Ltd	522,937
49,355	Samjin Pharmaceutical Co Ltd	2,184,398
80,405	Samsung Card Co Ltd	2,766,530
329,800	Samsung Electronics Co Ltd	15,486,608
7	Samsung Electronics Co Ltd GDR	8,282
16,407	Samsung Engineering Co Ltd *	279,655
14,743	Samsung Fire & Marine Insurance Co Ltd	3,423,621
17,231	Samsung SDS Co Ltd	3,355,240
5,963	Samsung Securities Co Ltd	203,321
13,005	SeAH Steel Corp	1,087,586
80,641	Seohan Co Ltd	186,673
41,827	Shinhan Financial Group Co Ltd	1,707,266
19,510	Sindoh Co Ltd	969,668
30,824	SK Holdings Co Ltd	7,895,687
709,854	SK Hynix Inc	61,380,132
25,311	SK Innovation Co Ltd	4,822,475
34,018	SK Networks Co Ltd	156,510
27,827	SK Telecom Co Ltd	5,723,319
556,500	SK Telecom Co Ltd Sponsored ADR	12,699,330
3,926	SKCKOLONPI Inc	161,190
79,584	SL Corp	1,371,632
6,563	Spigen Korea Co Ltd	288,270
195	Taekwang Industrial Co Ltd	224,793
19,149	Tongyang Life Insurance Co Ltd	126,246
2,642	Unid Co Ltd	141,722
1,363	ViroMed Co Ltd *	332,865
427,323	Woori Bank	6,052,822

	Total South Korea	366,004,359

	Spain — 0.5%
1,221,384	Atlantica Yield Plc	23,340,648
17,215	Ebro Foods SA	418,546
186,724	Ence Energia y Celulosa SA	1,470,287
10,659	Faes Farma SA	43,079

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
1,814,606	International Consolidated Airlines Group SA	16,491,064
6,003	Papeles y Cartones de Europa SA	104,612
844,149	Repsol SA	16,087,739
78,224	Unicaja Banco SA	135,617

	Total Spain	58,091,592

	Sweden — 0.9%
53,593	Alfa Laval AB	1,338,074
165,182	Atlas Copco AB – A Redemption *	149,822
191,207	Atlas Copco AB – A Shares	7,584,795
14,861	Bufab AB	199,463
12,708	Dometic Group AB	130,274
118,492	Electrolux AB – Series B (b)	2,924,904
5,321	Fastighets AB Balder – B Shares *	138,086
12,261	Granges AB	158,213
14,903	Hemfosa Fastigheter AB	192,627
3,603	Holmen AB- B Shares	85,029
205,339	Kindred Group Plc SDR	2,599,064
4,772	Loomis AB – Class B	182,267
25,704	Mr. Green & Co AB *	138,566
25,704	Mr. Green & Co AB (Redemption Shares) *	3,764
3,807	NCC AB – B Shares	70,090
14,251	Nobina AB	95,673
6,265	Nolato AB – B Shares	544,071
13,680	Nordea Bank AB	131,562
8,098	Oriflame Holding AG	273,127
52,160	Resurs Holding AB	333,253
1,185,402	Sandvik AB	20,559,539
226,082	SAS AB *	483,112
23,283	SKF AB – B Shares	452,695
16,516	SSAB AB – Series A	89,213
1,162,631	Svenska Cellulosa AB SCA – Class B	12,887,724
26,245	Swedbank AB – A Shares	545,601
43,394	Swedish Match AB	2,058,164
45,227	Volvo AB – A Shares	776,353
2,407,187	Volvo AB – B Shares	41,401,344

	Total Sweden	96,526,469

	Switzerland — 1.3%
12,612	ALSO Holding AG (Registered) *	1,571,477
6,514	Ascom Holding AG (Registered)	132,060
713	Barry Callebaut AG (Registered)	1,248,886
18,575	BKW AG	1,173,168
9,609	Bobst Group SA (Registered)	1,043,894
1,705	Bossard Holding AG (Registered) – A Shares	344,268
4,951	Bucher Industries AG (Registered)	1,786,362
51	Comet Holding AG (Registered) *	6,720
103,990	GAM Holding AG *	1,555,027
10,015	Georg Fischer AG (Registered)	12,947,123

Shares	Description	Value ($)
	Switzerland — continued
390	Gurit Holding AG	329,062
1,462	Inficon Holding AG (Registered) *	823,718
9,168	Kardex AG (Registered) *	1,404,306
146	Komax Holding AG (Registered)	41,273
18,713	Lonza Group AG (Registered) *	5,010,530
29,200	Luxoft Holding Inc *	1,051,200
195,420	Nestle SA (Registered)	14,770,315
417,214	Novartis AG (Registered)	31,016,828
6,100	Novartis AG ADR	454,572
7,689	Orior AG	686,742
107,197	Roche Holding AG	22,984,289
14,405	Roche Holding AG	3,143,461
3,139	Sika AG	25,104,166
939	Straumann Holding AG (Registered)	619,347
254	Swiss Life Holding AG (Registered) *	86,637
121,292	Swiss Re AG	10,429,990
9,109	UBS Group AG (Registered) *	137,504
1,962	Zehnder Group AG – Class RG	84,822

	Total Switzerland	139,987,747

	Taiwan — 6.0%
327,000	Ability Enterprise Co Ltd	177,065
962,000	AcBel Polytech Inc	624,884
170,000	Actron Technology Corp	628,519
488,000	Advantech Co Ltd	3,294,302
37,000	Airtac International Group	638,924
1,949,000	Alpha Networks Inc	1,389,915
1,242,000	AmTRAN Technology Co Ltd	531,847
426,000	Arcadyan Technology Corp	870,396
235,000	ASE Industrial Holding Co Ltd	596,098
552,000	Asia Pacific Telecom Co Ltd *	147,894
1,242,000	Asia Vital Components Co Ltd	1,191,845
4,271,000	Asustek Computer Inc	38,601,902
22,000	Bizlink Holding, Inc.	153,836
1,961,000	Catcher Technology Co Ltd	22,732,642
5,399,000	Cathay Financial Holding Co Ltd	9,624,204
3,714,000	Chailease Holding Co Ltd	13,186,480
259,000	Chaun-Choung Technology Corp	691,198
2,706,000	Cheng Shin Rubber Industry Co Ltd	4,107,529
102,000	Cheng Uei Precision Industry Co Ltd	119,907
340,000	Chicony Electronics Co Ltd	801,142
475,000	Chicony Power Technology Co Ltd	809,808
744,410	China Life Insurance Co Ltd	780,110
612,000	China Motor Corp	593,521
7,000	China Steel Corp	5,500
1,159,000	Chin-Poon Industrial Co Ltd	1,531,850
555,000	Chipbond Technology Corp	1,164,018
206,000	Chlitina Holding Ltd	1,863,118
254,000	Chong Hong Construction Co Ltd	791,656
5,628,000	Chunghwa Telecom Co Ltd	20,454,078
68,600	Chunghwa Telecom Co Ltd Sponsored ADR	2,485,378

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
122,000	Cleanaway Co Ltd	782,374
12,452,000	Compal Electronics Inc	8,160,195
2,477,000	Coretronic Corp	3,408,014
18,737,000	CTBC Financial Holding Co Ltd	13,445,393
744,000	CTCI Corp	1,219,204
55,000	Cyberlink Corp	136,958
313,000	Darfon Electronics Corp	663,929
66,000	Depo Auto Parts Ind Co Ltd	179,873
111,000	Dynapack International Technology Corp	148,600
41,000	E Ink Holdings Inc	46,677
115,000	Eclat Textile Co Ltd	1,401,104
2,209,000	Elan Microelectronics Corp	3,558,735
99,000	Elite Advanced Laser Corp	352,060
693,000	Elitegroup Computer Systems Co Ltd *	403,273
632,000	Everlight Electronics Co Ltd	849,878
3,846,000	Far EasTone Telecommunications Co Ltd	9,793,865
20,000	Faraday Technology Corp	42,129
461,000	Farglory Land Development Co Ltd	515,639
180,000	Feng TAY Enterprise Co Ltd	795,995
275,000	FLEXium Interconnect Inc	794,561
902,000	Formosa Chemicals & Fibre Corp	3,452,911
810,000	Formosa Petrochemical Corp	3,272,637
1,659,000	Formosa Plastics Corp	5,936,395
7,143,000	Foxconn Technology Co Ltd	17,548,280
10,763,000	Fubon Financial Holding Co Ltd	18,654,374
442,000	Gemtek Technology Corp	389,035
6,602,000	Gigabyte Technology Co Ltd	17,368,428
6,736,000	Grand Pacific Petrochemical	7,186,074
22,000	Grape King Bio Ltd	169,402
2,795,000	Great Wall Enterprise Co Ltd	3,610,824
442,000	Greatek Electronics Inc	798,542
771,000	Green Seal Holding Ltd	865,457
235,000	Hannstar Board Corp	227,585
3,403,000	Highwealth Construction Corp	5,142,970
155,000	Hiroca Holdings Ltd	535,541
1,964,000	Holtek Semiconductor Inc	4,831,831
25,016,663	Hon Hai Precision Industry Co Ltd	71,373,701
598,000	Huaku Development Co Ltd	1,412,433
667,000	IEI Integration Corp	757,561
866,000	Innolux Corp	334,236
7,708,000	Inventec Corp	6,213,566
107,000	Iron Force Industrial Co Ltd	317,104
945,000	ITEQ Corp	2,010,380
48,000	King Slide Works Co Ltd	699,092
449,000	Kinik Co	1,124,485
125,000	Kung Long Batteries Industrial Co Ltd	614,206
14,000	Largan Precision Co Ltd	1,918,966
81,000	Lion Travel Service Co Ltd	334,866
2,413,000	Lite-On Semiconductor Corp	3,459,195
7,378,000	Lite-On Technology Corp	9,619,559

Shares	Description	Value ($)
	Taiwan — continued
333,000	Lotes Co Ltd	2,104,433
238,000	Makalot Industrial Co Ltd	1,077,207
346,000	MediaTek Inc	3,577,796
3,583,994	Mercuries Life Insurance Co Ltd	1,964,277
159,000	Merida Industry Co Ltd	678,187
1,141,000	Micro-Star International Co Ltd	4,717,086
3,246,000	Mitac Holdings Corp	3,555,083
3,373,000	Nan Ya Plastics Corp	9,393,948
185,000	Nanya Technology Corp	611,182
25,000	Nien Made Enterprise Co Ltd	197,239
3,952,000	Novatek Microelectronics Corp	17,799,382
995,000	Nuvoton Technology Corp	2,199,373
149,000	On-Bright Electronics, Inc.	1,418,703
4,234,445	OptoTech Corp	3,592,793
10,375,000	Pegatron Corp	21,840,514
1,099,000	Phison Electronics Corp	10,055,885
10,714,000	Pou Chen Corp	13,110,407
1,583,808	Powertech Technology Inc	4,706,281
73,000	President Chain Store Corp	746,840
119,000	Primax Electronics Ltd	231,076
5,219,000	Quanta Computer Inc	9,210,737
810,000	Quanta Storage Inc	756,910
10,391,020	Radiant Opto-Electronics Corp	21,683,683
2,475,000	Realtek Semiconductor Corp	9,422,456
600,000	Rechi Precision Co Ltd	620,348
905,400	Ruentex Development Co Ltd *	1,088,809
2,705,000	Ruentex Industries Ltd *	5,520,024
502,000	Sercomm Corp	1,154,858
726,000	Sheng Yu Steel Co Ltd	628,201
272,000	Shin Zu Shing Co Ltd	793,532
381,000	ShunSin Technology Holding Ltd	2,011,607
910,000	Sigurd Microelectronics Corp	1,132,689
4,900	Silicon Motion Technology Corp Sponsored ADR	238,287
1,003,400	Simplo Technology Co Ltd	6,256,823
376,000	Sinbon Electronics Co Ltd	1,011,749
561,000	Sitronix Technology Corp	1,703,537
434,000	Soft-World International Corp	1,252,225
22,000	St Shine Optical Co Ltd	584,255
153,000	Standard Chemical & Pharmaceutical Co Ltd	176,911
3,314,000	Sunplus Technology Co Ltd	1,708,478
863,000	Syncmold Enterprise Corp	1,845,567
550,000	Synnex Technology International Corp	879,127
275,575	Taishin Financial Holding Co Ltd	135,302
582,412	Taiwan Business Bank	177,608
615,000	Taiwan Cement Corp	892,123
217,360	Taiwan Cooperative Financial Holding Co Ltd	127,860
498,000	Taiwan Mobile Co Ltd	1,828,120
2,453,000	Taiwan Semiconductor Co Ltd	6,968,050
4,345,000	Taiwan Semiconductor Manufacturing Co Ltd	32,441,930

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
1,296,873	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	50,188,985
911,000	Taiwan Surface Mounting Technology Corp	770,060
726,000	Teco Electric and Machinery Co Ltd	583,692
353,000	Tong Hsing Electronic Industries Ltd	1,375,515
420,000	TOPBI International Holdings Ltd	1,546,299
1,137,188	Topco Scientific Co Ltd	3,094,664
560,000	Transcend Information Inc	1,604,202
1,982,000	Tripod Technology Corp	5,606,012
89,000	Tung Thih Electronic Co Ltd	300,858
668,000	TXC Corp	833,619
3,021,000	Uni-President Enterprises Corp	7,361,895
1,924,000	United Integrated Services Co Ltd	4,112,864
2,576,000	United Microelectronics Corp	1,429,665
191,000	Wah Lee Industrial Corp	359,801
5,203,860	Winbond Electronics Corp	3,468,888
161,763	Wistron NeWeb Corp	385,467
477,000	Youngtek Electronics Corp	873,124
3,210,000	Yuanta Financial Holding Co Ltd	1,507,377

	Total Taiwan	668,700,143

	Thailand — 2.0%
2,808,000	Advanced Info Service Pcl (Foreign Registered)	16,697,110
2,339,300	Amata Corp Pcl (Foreign Registered)	1,676,251
1,597,200	Amata Corp Pcl NVDR	1,144,490
3,281,100	AP Thailand Pcl (Foreign Registered)	941,383
3,596,700	AP Thailand Pcl NVDR	1,031,931
244,900	Bangkok Bank Pcl (Foreign Registered) (d)	1,475,490
147,100	Bangkok Bank Pcl NVDR	867,910
2,307,400	Central Pattana Pcl (Foreign Registered)	5,500,086
832,900	Central Pattana Pcl NVDR	1,985,360
578,100	Com7 PCL NVDR	329,224
616,000	Delta Electronics Thailand Pcl (Foreign Registered)	1,238,385
64,500	Delta Electronics Thailand Pcl NVDR	129,667
759,800	Glow Energy Pcl (Foreign Registered)	2,019,475
679,000	Glow Energy Pcl NVDR	1,804,717
1,322,600	Hana Microelectronics Pcl (Foreign Registered)	1,408,908
162,700	Hana Microelectronics Pcl NVDR	173,317
4,729,500	Indorama Ventures Pcl NVDR	8,596,823
4,007,100	Intouch Holdings Pcl NVDR	6,909,730
495,100	Kasikornbank Pcl NVDR	2,958,796
289,300	KCE Electronics pcl	293,912
619,500	Kiatnakin Bank Pcl (Foreign Registered)	1,330,530
2,402,100	Krung Thai Bank Pcl (Foreign Registered)	1,312,443
1,348,100	Krung Thai Bank Pcl NVDR	736,566

Shares	Description	Value ($)
	Thailand — continued
5,220,500	LPN Development Pcl (Foreign Registered)	1,579,833
953,000	LPN Development Pcl NVDR	288,398
464,800	MC Group Pcl (Foreign Registered)	193,276
1,051,100	MC Group Pcl NVDR	437,074
432,400	Mega Lifesciences Pcl (Foreign Registered)	559,187
583,500	Mega Lifesciences Pcl NVDR	754,591
418,800	Pruksa Holding Pcl (Foreign Registered)	292,182
1,892,100	Pruksa Holding Pcl NVDR	1,320,052
715,100	PTT Exploration & Production Pcl (Foreign Registered)	2,992,402
2,889,500	PTT Exploration & Production Pcl NVDR	12,091,372
2,602,500	PTT Global Chemical Pcl (Foreign Registered)	7,245,522
4,516,500	PTT Global Chemical Pcl NVDR	12,574,214
14,330,000	PTT Pcl (Foreign Registered)	23,287,170
14,722,100	PTT Pcl NVDR	23,924,848
8,215,100	Quality Houses Pcl (Foreign Registered)	835,172
16,447,900	Quality Houses Pcl NVDR	1,672,142
803,600	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	1,301,810
869,200	Ratchaburi Electricity Generating Holding Pcl NVDR	1,408,079
33,841,100	Sansiri Pcl (Foreign Registered)	1,835,804
4,253,700	Sansiri Pcl NVDR	230,754
5,650,400	SC Asset Corp Pcl (Foreign Registered)	649,428
101,600	SC Asset Corp Pcl NVDR	11,677
1,192,700	Siam Cement Pcl (The) (Foreign Registered)	16,614,844
68,300	Siam Cement Pcl (The) NVDR	951,449
455,900	Siam Commercial Bank Pcl (The) (Foreign Registered)	1,890,571
113,000	Siam Commercial Bank Pcl (The) NVDR	468,599
2,488,600	Siamgas & Petrochemicals Pcl NVDR	771,183
9,270,800	Star Petroleum Refining Pcl	4,480,772
2,530,300	Star Petroleum Refining Pcl (Foreign Registered)	1,222,947
782,500	STP & I Pcl (Foreign Registered) *	120,371
1,658,625	Supalai Pcl (Foreign Registered) *	1,307,967
2,503,100	Supalai Pcl NVDR *	1,973,906
29,846,200	Thai Beverage Pcl	17,033,411
286,700	Thai Oil Pcl (Foreign Registered)	824,000
1,408,500	Thai Oil Pcl NVDR	4,048,143
532,100	Thai Vegetable Oil Pcl (Foreign Registered)	515,212
276,900	Thai Vegetable Oil Pcl NVDR	268,112
4,515,500	Thanachart Capital Pcl (Foreign Registered)	7,260,844
592,300	Thanachart Capital Pcl NVDR	952,408
745,600	Tipco Asphalt Pcl NVDR	412,019

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
1,638,600	TTW Pcl (Foreign Registered)	633,456
2,652,600	TTW Pcl NVDR	1,025,451

	Total Thailand	218,823,156

	Turkey — 1.3%
930,606	Adana Cimento Sanayii TAS – Class C	211,674
700,749	Akbank Turk AS	1,242,592
156,726	Aksa Akrilik Kimya Sanayii AS	399,304
1,456,492	Albaraka Turk Katilim Bankas AS	437,684
132,594	Arcelik AS	486,848
325,811	Aselsan Elektronik Sanayi Ve Ticaret AS	1,698,548
114,349	Aygaz AS	305,818
245,849	BIM Birlesik Magazalar AS	3,760,472
1,022,359	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	774,594
29,869,903	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	13,657,475
605,468	Enka Insaat ve Sanayi AS	596,628
6,858,657	Eregli Demir ve Celik Fabrikalari TAS	17,018,354
191,574	Ford Otomotiv Sanayi AS	2,711,796
2,426,478	Haci Omer Sabanci Holding AS	5,001,670
1,044,639	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS *	1,546,107
1,215,202	Is Gayrimenkul Yatirim Ortakligi AS (REIT)	268,461
3,871,506	KOC Holding AS	11,942,480
23,536	Otokar Otomotiv Ve Savunma Sanayi AS	401,847
1,268,108	Petkim Petrokimya Holding AS	1,319,120
6,126,621	Soda Sanayii AS	7,180,916
224,627	TAV Havalimanlari Holding AS	1,090,028
274,668	Tekfen Holding AS	918,748
119,893	Tofas Turk Otomobil Fabrikasi AS	661,953
462,242	Trakya Cam Sanayii AS	408,738
346,679	Tupras Turkiye Petrol Rafineriler AS	8,129,261
590,247	Turk Hava Yollari AO *	2,171,660
221,740	Turk Telekomunikasyon AS *	290,433
20,342	Turk Traktor ve Ziraat Makineleri AS	263,253
743,523	Turkcell Iletisim Hizmetleri AS	1,968,525
5,873,251	Turkiye Garanti Bankasi AS	11,560,737
3,260,862	Turkiye Halk Bankasi AS	5,532,867
19,615,838	Turkiye Is Bankasi – Class C	25,823,060
7,279,496	Turkiye Sinai Kalkinma Bankasi AS	1,962,529
1,935,302	Turkiye Sise ve Cam Fabrikalari AS	1,701,896
8,257,267	Turkiye Vakiflar Bankasi TAO – Class D	9,979,054
396,813	Vestel Elektronik Sanayi ve Ticaret AS *	776,817
927,037	Yapi ve Kredi Bankasi AS *	823,208

	Total Turkey	145,025,155

	United Arab Emirates — 0.0%
1,666,582	Aldar Properties PJSC	929,322

Shares	Description	Value ($)
	United Arab Emirates — continued
1,997,561	DAMAC Properties Dubai Co PJSC	1,294,963
436,552	Dubai Islamic Bank PJSC	602,297
1,384,638	DXB Entertainments PJSC *	157,947
421,911	Emaar Properties PJSC	596,776
153,687	Emirates Telecommunications Group Co PJSC	677,209

	Total United Arab Emirates	4,258,514

	United Kingdom — 3.2%
1,651,436	3i Group Plc	20,892,504
45,345	888 Holdings Plc	180,825
32,783	Ashmore Group Plc	160,219
606,318	AstraZeneca Plc	44,234,495
2,247	AVEVA Group Plc	70,826
473,629	Aviva Plc	3,209,153
42,321	Beazley Plc	335,867
86,592	Bellway Plc	3,776,589
285,279	Berkeley Group Holdings Plc (The)	16,089,615
11,724	Bovis Homes Group Plc	196,277
734,598	British American Tobacco Plc	37,707,344
16,186	Britvic Plc	174,073
12,653	BT Group Plc	34,316
61,720	Carillion Plc * (e)	—
38,180	Central Asia Metals Plc	144,756
45,959	Close Brothers Group Plc	890,607
63,063	CMC Markets Plc	151,178
58,260	Cobham Plc *	96,237
434,732	Coca-Cola HBC AG *	14,838,907
33,717	Computacenter Plc	589,982
8,662	Crest Nicholson Holdings Plc	50,712
41,600	Dart Group Plc	446,308
249,740	Debenhams Plc	71,331
20,800	Diageo Plc Sponsored ADR	3,047,616
311,954	EI Group Plc *	595,982
681,864	Electrocomponents Plc	6,372,429
138,549	Fenner Plc	1,120,946
1,299,838	Ferrexpo Plc	3,781,796
115,429	Galliford Try Plc	1,476,314
8,328	Games Workshop Group Plc	320,372
6,619	GlaxoSmithKline Plc	134,100
638,100	GlaxoSmithKline Plc Sponsored ADR	25,855,812
11,220	Grafton Group Plc	113,084
10,527	Hostelworld Group Plc	45,134
49,400	HSBC Holdings Plc Sponsored ADR	2,389,972
512,328	IG Group Holdings Plc	5,883,296
333,583	Inchcape Plc	3,242,124
868,166	Indivior Plc *	5,535,772
5,430	Intermediate Capital Group Plc	82,618
29,216	International Personal Finance Plc	79,961
23,789	John Laing Group Plc	88,703
173,110	Jupiter Fund Management Plc	1,042,956
4,705	Keller Group Plc	65,547

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
40,987	Land Securities Group Plc (REIT)	505,910
2,150,607	Legal & General Group Plc	7,702,957
10,140,136	Lloyds Banking Group Plc	8,505,252
138,383	McBride Plc *	235,445
43,294	Morgan Sindall Group Plc	841,626
61,230	N Brown Group Plc	168,449
3,749	Next Plc	288,766
287,100	Nomad Foods Ltd *	4,995,540
5,700	Northgate Plc	31,571
24,490	Paragon Banking Group Plc	157,453
1,058,364	Persimmon Plc	39,822,456
155,700	Plus500 Ltd	3,374,329
4,735	Polypipe Group Plc	24,260
602,212	QinetiQ Group Plc	2,112,771
355,409	Reckitt Benckiser Group Plc	27,204,150
116,144	Redrow Plc	933,663
132,791	Royal Dutch Shell Plc – Class A	4,618,175
15,100	Royal Dutch Shell Plc – Class B Sponsored ADR	1,092,183
229,566	Royal Mail Plc	1,544,719
113,827	RPS Group Plc	398,635
32,336	Safestore Holdings Plc (REIT)	240,897
41,681	Sage Group Plc (The)	366,404
16,210	Savills Plc	207,572
6,363	Schroders Plc	273,282
50,731	Segro Plc (REIT)	440,879
99,066	Shire Plc ADR	16,270,600
40,702	Spectris Plc	1,506,634
18,686	St Modwen Properties Plc	99,163
203,686	Stock Spirits Group Plc	653,325
50,101	Tate & Lyle Plc	458,200
74,113	Taylor Wimpey Plc	187,132
40,494	TUI AG	939,520
12,871	UDG Healthcare Plc	153,670
454,218	Unilever Plc	25,042,846
4,804	Vedanta Resources Plc	45,186
335,017	Vesuvius Plc	2,791,266
418,848	William Hill Plc	1,780,496

	Total United Kingdom	361,632,037

	United States — 10.4%
73,251	3M Co.	14,447,295
262,557	Abbott Laboratories	16,155,132
201,055	Accenture Plc – Class A	31,312,306
207,000	Aetna, Inc.	36,458,910
300,913	Akorn, Inc. *	4,203,755
57,757	Alphabet, Inc. – Class C * (b)	62,665,767
244,193	American Express Co.	24,004,172
71,377	Amphenol Corp. – Class A	6,204,803
109,966	Anthem, Inc.	24,348,672
320,343	Apple, Inc.	59,862,496
7,321	Automatic Data Processing, Inc. (c)	951,876

Shares	Description	Value ($)
	United States — continued
48,581	Becton Dickinson and Co.	10,765,064
150,000	Bunge Ltd. (c)	10,432,500
274,100	Cars.com, Inc. *	7,038,888
219,200	Cavium, Inc. *	18,327,312
173	CenturyLink, Inc.	3,152
534,571	Cisco Systems, Inc.	22,831,527
339,154	Coca-Cola Co. (The)	14,583,622
330,631	Cognizant Technology Solutions Corp. – Class A	24,913,046
40,815	Colgate-Palmolive Co. (c)	2,575,018
125,222	Costco Wholesale Corp.	24,824,009
175,000	Dell Technologies, Inc. – Class V * (c)	14,115,500
26,400	EveryWare Global, Inc. * (a)	217,800
200,000	Express Scripts Holding Co. * (c)	15,162,000
61,700	Facebook, Inc. – Class A *	11,832,826
70,198	Honeywell International, Inc.	10,382,986
1,538,335	HRG Group, Inc. *	19,506,088
388,135	Johnson & Johnson	46,428,709
26,000	KLX, Inc. *	1,919,580
211,903	LaSalle Hotel Properties (REIT)	7,268,273
2	Lennar Corp.	103
185,758	Liberty Media Corp.-Liberty SiriusXM – Class C *	8,580,162
83,200	Macquarie Infrastructure Corp.	3,219,840
36,224	Mastercard, Inc. – Class A	6,886,907
317,748	Medtronic Plc	27,428,007
315,808	Merck & Co., Inc.	18,800,050
578,208	Microsoft Corp.	57,150,079
48,604	Mondelez International, Inc. – Class A (c)	1,908,679
168,200	Monsanto Co.	21,438,772
543,000	NxStage Medical, Inc. *	15,008,520
267,305	OneMarket Ltd * (a)	309,289
1,154,461	Oracle Corp.	53,936,418
40,310	PepsiCo, Inc.	4,041,078
254,744	Pfizer, Inc.	9,152,952
126,089	Philip Morris International, Inc.	10,029,119
60,834	Pinnacle Foods, Inc. (c)	3,889,726
471,462	QUALCOMM, Inc. (c)	27,401,371
417,588	Rockwell Collins, Inc.	57,422,526
86,800	Sanchez Energy Corp. *	341,992
149,707	Schlumberger Ltd.	10,280,380
58,646	Stryker Corp.	10,205,577
86,761	Tenet Healthcare Corp. * (b)	3,073,942
112,631	Teradata Corp. *	4,490,598
164,472	Texas Instruments, Inc.	18,406,062
324,732	Time Warner, Inc. (c)	30,576,765
340,405	TJX Cos., Inc. (The)	30,745,380
78,639	T-Mobile US, Inc. * (c)	4,380,192
626,100	Tribune Media Co. – Class A	22,464,468
275,000	Twenty-First Century Fox, Inc. – Class A (c)	10,601,250
44,529	Twitter, Inc. * (c)	1,545,156

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — continued
148,227	United Technologies Corp.	18,501,694
201,477	UnitedHealth Group, Inc.	48,658,710
459,091	US Bancorp	22,949,959
93,802	VF Corp.	7,612,970
200,000	Viacom, Inc. – Class B (c)	5,420,000
80,700	Visa, Inc. – Class A	10,549,104
37,500	VMware, Inc. – Class A * (c)	5,155,500
55,741	Walt Disney Co. (The) (c)	5,544,557
478,035	Wells Fargo & Co.	25,809,110
83,221	Williams Cos, Inc. (The) (b) (c)	2,235,316
20	Worldpay, Inc. *	1,519

	Total United States	1,169,896,883

	TOTAL COMMON STOCKS (COST $6,433,227,437)	6,701,447,296

	PREFERRED STOCKS (f) — 1.2%

	Brazil — 0.3%
569,934	Banco Bradesco SA	4,456,250
510,300	Banco do Estado do Rio Grande do Sul SA – Class B	2,247,590
1,453,900	Braskem SA – Class A	17,706,050
1,089,075	Centrais Eletricas Brasileiras SA – Class B *	4,890,041
4,939	Companhia Energetica de Minas Gerais Sponsored ADR	9,927
940,207	Itausa – Investimentos Itau SA	2,832,635

	Total Brazil	32,142,493

	Germany — 0.1%
33,115	Bayerische Motoren Werke AG	2,901,147
3,025	Draegerwerk AG & Co KGaA	210,583
45,528	Henkel AG & Co KGaA	5,620,597
27,965	RWE AG	513,941
1,759	Sixt SE	149,448
24,548	Volkswagen AG	4,610,587

	Total Germany	14,006,303

	Russia — 0.1%
65,898	Bashneft PJSC	1,836,468
2,946,400	Sberbank of Russia PJSC	9,268,483
2,999,800	Surgutneftegas OJSC	1,470,073
1,008	Transneft PJSC	2,753,536

	Total Russia	15,328,560

	South Korea — 0.7%
7,825	Hyundai Motor Co	648,150
18,509	Hyundai Motor Co 2nd Preference	1,620,872
87,009	LG Electronics Inc	3,036,081
1,755,750	Samsung Electronics Co Ltd	65,669,387
5,004	Samsung Electronics Co Ltd GDR	4,689,744

	Total South Korea	75,664,234

Shares / Par Value†		Description	Value ($)
		Taiwan — 0.0%
	220,277	CTBC Financial Holding Co Ltd *	452,156

		TOTAL PREFERRED STOCKS (COST $123,363,111)	137,593,746

		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%
	449,600	Alignvest Acquisition II Corp *	204,584

		Thailand — 0.0%
	174,750	Supalai Pcl *	112,923
	421,725	Supalai Public Co *	272,888

		Total Thailand	385,811

		United Arab Emirates — 0.0%
	145,517	Dubai Islamic Bank PJSC, Expires 6/5/18 *	66,952

		United States — 0.0%
	2,616,810	Media General, Inc. CVR * (a)	130,841

		TOTAL RIGHTS/WARRANTS (COST $364,084)	788,188

		INVESTMENT FUNDS — 0.2%

		United States — 0.2%
	520,172	iShares MSCI Emerging Markets ETF	23,766,659

		TOTAL INVESTMENT FUNDS (COST $23,983,220)	23,766,659

		DEBT OBLIGATIONS — 33.7%

		Australia — 0.0%
		Corporate Debt — 0.0%
	750,000	Virgin Australia Holdings Ltd, 144A, 8.50%, due 11/15/19	765,000

		Bermuda — 0.0%
		Corporate Debt — 0.0%
	750,000	Teekay Corp, 8.50%, due 01/15/20	774,375

		Brazil — 0.2%
		Corporate Debt — 0.2%
EUR	11,401,000	Portugal Telecom International Finance BV, Reg. S, 5.88%, due 04/17/18 (a)	6,397,606
EUR	3,032,000	Portugal Telecom International Finance BV, Reg. S, 4.63%, due 05/08/20 (a)	1,701,389
EUR	3,714,000	Portugal Telecom International Finance BV, Reg. S, 4.50%, due 06/16/25 (a)	2,084,090
	26,156,000	Telemar Norte Leste SA, Reg. S, 5.50%, due 10/23/20 (a)	12,554,880

		Total Brazil	22,737,965

		Canada — 0.0%
		Corporate Debt — 0.0%
	500,000	Bellatrix Exploration Ltd, 144A, 8.50%, due 05/15/20	392,500

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†		Description	Value ($)
		Canada — continued
		Corporate Debt — continued
	750,000	Bombardier Inc, 144A, 7.75%, due 03/15/20	796,875
	500,000	Canbriam Energy Inc, 144A, 9.75%, due 11/15/19	505,000
	750,000	Eldorado Gold Corp, 144A, 6.13%, due 12/15/20	720,000
	1,400,000	Teck Resources Ltd, 6.13%, due 10/01/35	1,445,500

		Total Canada	3,859,875

		France — 0.0%
		Corporate Debt — 0.0%
	1,250,000	Credit Agricole SA, 144A, Variable Rate, 3 mo. LIBOR + 6.98%, 8.38%	1,303,125

		Germany — 0.0%
		Corporate Debt — 0.0%
	1,208,000	Deutsche Bank AG, 4.50%, due 04/01/25	1,082,532

		Hong Kong — 0.0%
		Corporate Debt — 0.0%
	750,000	Studio City Co Ltd, 144A, 5.88%, due 11/30/19	760,350

		Ireland — 0.0%
		Corporate Debt — 0.0%
	1,130,000	Park Aerospace Holdings Ltd, 144A, 5.50%, due 02/15/24	1,108,813

		Italy — 0.0%
		Corporate Debt — 0.0%
	1,243,000	Intesa Sanpaolo SPA, 144A, 3.88%, due 07/14/27	1,088,965
	2,735,000	Intesa Sanpaolo SPA, 144A, 4.38%, due 01/12/48	2,198,859
	1,100,000	Intesa Sanpaolo SPA, 144A, 5.02%, due 06/26/24	1,001,839

		Total Italy	4,289,663

		Jamaica — 0.0%
		Corporate Debt — 0.0%
	4,679,000	Digicel Ltd., Reg. S, 6.75%, due 03/01/23	4,047,335

		Japan — 4.5%
		Foreign Government Obligations — 4.5%
JPY	6,775,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/18/18	62,281,360
JPY	13,140,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/25/18	120,796,442
JPY	11,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/02/18	102,045,106

Par Value†		Description	Value ($)
		Japan — continued
		Foreign Government Obligations — continued
JPY	3,950,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/09/18	36,314,184
JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/17/18	21,743,173
JPY	4,592,500,000	Japan Treasury Discount Bill, Zero Coupon, due 07/23/18	42,223,095
JPY	10,350,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/13/18	95,164,818
JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/20/18	21,745,999

		Total Japan	502,314,177

		Luxembourg — 0.1%
		Bank Loans — 0.1%
	3,360,000	SkillSoft Corp., 1st Lien Term Loan, 3 mo. LIBOR + 4.75%, 6.73%, due 04/28/21 (a)	3,124,800

		Corporate Debt — 0.0%
	500,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	531,250
	375,000	Intelsat Jackson Holdings SA, 7.50%, due 04/01/21	366,562
	500,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	490,000

		Total Corporate Debt	1,387,812

		Total Luxembourg	4,512,612

		Norway — 0.0%
		Corporate Debt — 0.0%
	750,000	Petroleum Geo-Services ASA, 144A, 7.38%, due 12/15/20	746,250

		Puerto Rico — 0.2%
		Asset-Backed Securities — 0.0%
	720,000	Government Development Bank for Puerto Rico, 4.70%, due 05/01/16	291,600
	20,000	Government Development Bank for Puerto Rico, 3.88%, due 02/01/17	8,100
	630,000	Government Development Bank for Puerto Rico, 4.15%, due 08/01/17	255,150
	790,000	Government Development Bank for Puerto Rico, 4.38%, due 02/01/19	319,950
	60,000	Government Development Bank for Puerto Rico, 4.50%, due 08/01/19	24,300
	69,000	Government Development Bank for Puerto Rico, 5.40%, due 08/01/19	27,945
	2,666,000	Government Development Bank for Puerto Rico, 5.50%, due 08/01/20	1,079,730
	1,315,000	Government Development Bank for Puerto Rico, 4.90%, due 08/01/21	532,575
	2,110,000	Government Development Bank for Puerto Rico, 5.00%, due 08/01/23	854,550
	240,000	Government Development Bank for Puerto Rico, 5.75%, due 08/01/25	97,200
	714,000	Government Development Bank for Puerto Rico, 5.75%, due 08/01/25	289,170

			3,780,270

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Municipal Obligations — 0.2%
1,000,000	Commonwealth of Puerto Rico, 5.25%, due 07/01/16 (g)	437,500
1,545,000	Commonwealth of Puerto Rico, 5.50%, due 07/01/19	675,937
1,348,600	Commonwealth of Puerto Rico, 5.13%, due 07/01/31 (g)	590,013
2,500,000	Commonwealth of Puerto Rico, 8.00%, due 07/01/35 (g)	1,046,875
3,197,940	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	2,606,321
11,381,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	9,161,705
1,000,000	Puerto Rico Public Buildings Authority, 5.00%, due 07/01/32 (g)	427,500
1,500,000	Puerto Rico Public Buildings Authority, 5.25%, due 07/01/33 (g)	641,250

		15,587,101

	Total Puerto Rico	19,367,371

	Spain — 0.1%
	Bank Loans — 0.1%
1,574,020	Abengoa S.A., NM Term Loan A, 7.00%, due 03/31/21 (a)	1,668,461
1,294,030	Abengoa S.A., Term Loan Escrow, 7.00%, due 03/31/21 (a)	1,384,612
354,585	ABG Orphan Holdco S.a r.l., USD Facility 1A Escrow Tranche, 3 mo. LIBOR + 9.00%, 14.00%, due 03/31/21 (a)	379,406

	Total Bank Loans	3,432,479

	Corporate Debt — 0.0%
677,906	ABG Orphan Holdco S.a r.l., 144A, 14.00%, due 02/28/21 (a)	715,191
696,202	ABG Orphan Holdco S.a r.l., 144A, 14.00%, due 02/28/21 (a)	748,417

	Total Corporate Debt	1,463,608

	Total Spain	4,896,087

	United Kingdom — 0.0%
	Corporate Debt — 0.0%
1,000,000	Avon Products, Inc., 7.00%, due 03/15/23	842,500
1,130,000	Royal Bank of Scotland Group Plc, 5.13%, due 05/28/24	1,146,826
500,000	Virgin Media Secured Finance Plc, 5.25%, due 01/15/21	513,485
1,510,000	Virgin Media Secured Finance Plc, 144A, 5.25%, due 01/15/26	1,415,625

	Total United Kingdom	3,918,436

Par Value†	Description	Value ($)
	United States — 28.6%
	Asset-Backed Securities — 3.7%
4,105,123	Acis CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.87%, 3.23%, due 04/18/24	4,105,053
990,185	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.21%, due 11/02/30	991,534
3,576,000	AMMC CLO XI Ltd., Series 12-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.11%, due 04/30/31	3,575,954
3,161,147	AMMC CLO XII Ltd., Series 13-12A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 11/10/30	3,161,112
1,293,196	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.31%, due 07/24/29	1,296,856
2,317,658	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.31%, due 07/25/29	2,322,810
522,639	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.25%, due 07/15/30	523,410
1,362,435	Anchorage Capital CLO Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 10/13/30	1,362,415
2,620,640	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.64%, due 04/15/31	2,617,597
1,192,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 04/20/31	1,191,983
1,192,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 05/15/30	1,191,977
1,673,911	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.92%, due 11/17/27	1,673,898
13,214,512	Atrium X, Series ATRM-10A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + .95%, 3.30%, due 07/16/25	13,215,291
875,890	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.48%, due 01/18/25	876,165
1,788,000	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.46%, due 04/25/26	1,788,601
14,900,000	B&M CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.73%, 3.08%, due 04/16/26	14,899,762
1,131,640	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/20/30	1,131,622
1,752,602	Ballyrock CLO LLC, Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 3.51%, due 05/20/25	1,753,333

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
953,600	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.06%, due 04/15/30	953,592
2,533,000	Battalion CLO VI Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 3.53%, due 10/17/26	2,533,907
1,937,000	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + .57%, 2.53%, due 04/25/36	1,925,451
919,458	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.21%, due 07/20/29	920,209
532,143	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.36%, due 04/24/29	533,168
3,033,034	BlueMountain CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.89%, 3.25%, due 10/29/25	3,034,396
1,093,741	BlueMountain CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.26%, 3.62%, due 04/30/26	1,094,448
1,788,000	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.72%, due 04/20/30	1,787,988
1,192,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 04/20/31	1,191,965
1,250,840	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.30%, due 01/17/28	1,250,519
1,609,200	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, due 07/15/31	1,609,200
3,341,352	Carlyle Global Market Strategies CLO Ltd., Series 13-2A, Class YR, 144A, Variable Rate, 3 mo. LIBOR + 0.50%, 2.86%, due 01/18/29	3,340,968
2,980,000	Carlyle Global Market Strategies CLO Ltd., Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 10.33%, due 05/15/31	2,979,988
1,131,640	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 04/22/30	1,131,624
3,310,047	CBAM Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.05%, due 10/17/29	3,309,997
1,887,010	CBAM Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/20/30	1,887,485
5,658,200	CBAM Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.19%, due 01/15/31	5,658,019

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
292,370	Cent CLO, Series 12-16A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 3.61%, due 08/01/24	292,571
2,384,000	Cent CLO, Series C17A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 04/30/31	2,384,000
2,546,190	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 10/18/30	2,546,172
1,192,000	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/20/30	1,192,745
3,269,844	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.11%, due 10/24/30	3,271,054
1,489,000	CIFC Funding Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 01/18/31	1,488,979
277,939	Citigroup Global Markets Mortgage Securities VII, Inc., Series 01-MMA, Class F4, 144A, Variable Rate, 6.50%, due 02/18/34	277,985
10,263,933	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	4,182,553
2,011,500	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	2,011,454
901,832	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.50%, due 01/16/26	902,125
2,501,610	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 11/15/28	2,501,588
625,420	Dryden XXVIII Senior Loan Fund, Series 13-28A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 08/15/30	625,519
1,414,550	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/15/29	1,414,529
976,039	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/15/30	979,374
3,206,480	Galaxy XX CLO Ltd., Series 15-20A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 04/20/31	3,206,435
1,668,800	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 05/16/31	1,668,762
16,776,958	GCO Education Loan Funding Master Trust-II, Series 07-1A, Class A6L, 144A, Variable Rate, 3 mo. LIBOR + .11%, 2.44%, due 11/25/26	16,682,039

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
524,480	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.49%, due 05/25/26	522,384
2,888,660	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.96%, due 11/28/30	2,888,620
219,467	GoldenTree Loan Opportunities VII Ltd., Series 13-7A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.51%, due 04/25/25	219,503
1,824,025	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 01/18/31	1,823,999
1,782,333	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 01/27/31	1,782,308
739,439	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Reg. S, 3 mo. LIBOR + 1.15%, 3.50%, due 04/15/25	739,626
1,108,415	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.50%, due 04/15/25	1,108,694
1,783,530	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 02/05/31	1,783,509
707,275	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/18/29	707,710
848,730	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 10/20/29	848,717
7,446,552	Higher Education Funding I, Series 05-1, Class A5, Variable Rate, 3 mo. LIBOR + .16%, 2.49%, due 02/25/32	7,438,041
2,360,160	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + .55%, 2.77%, due 01/15/31	2,360,108
1,697,460	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.25%, due 07/17/29	1,699,796
859,520	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.65%, due 05/25/29	855,966
1,186,192	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 2.60%, due 09/27/35	1,186,355

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
3,868,632	KeyCorp Student Loan Trust, Series 99-B, Class CTFS, Variable Rate, 3 mo. LIBOR + 0.90%, 3.23%, due 11/25/36	3,871,727
924,642	KeyCorp Student Loan Trust, Series 05-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.34%, 2.63%, due 06/27/38	924,525
1,214,897	KeyCorp Student Loan Trust, Series 04-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.53%, 2.90%, due 01/27/42	1,215,704
1,698,600	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.53%, due 04/20/31	1,698,564
1,116,750	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.30%, due 07/15/30	1,118,472
1,846,360	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.84%, due 04/20/31	1,846,107
1,326,699	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.31%, due 07/20/30	1,330,131
3,289,920	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 04/19/30	3,289,874
5,215,000	Marathon CLO VI Ltd., Series 14-6A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.06%, due 05/13/28	5,214,948
5,944,794	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 2.95%, due 05/20/30	6,012,426
14,543,361	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 2.32%, due 06/20/30	14,507,002
588,127	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class E, 144A, Variable Rate, 7.85%, due 07/15/33	625,453
1,697,460	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.52%, due 01/16/31	1,697,616
1,853,507	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/12/30	1,853,478
2,013,829	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.25%, 2.21%, due 03/27/28	2,008,294

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
15,679,913	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.19%, due 03/26/29	15,372,907
4,067,724	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 2.20%, due 07/25/30	3,996,180
949,256	Navient Private Education Loan Trust, Series 14-CTA, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 2.62%, due 09/16/24	950,462
938,130	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/15/29	937,976
1,267,431	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.36%, due 04/22/29	1,269,853
1,399,641	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + .90%, 2.20%, due 12/24/39	1,397,181
10,353,755	NewMark Capital Funding CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.94%, 2.96%, due 06/02/25	10,352,947
3,126,573	NewMark Capital Funding CLO Ltd., Series 13-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.14%, due 06/02/25	3,126,591
5,705,723	Ocean Trails CLO IV, Series 13-4A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.26%, due 08/13/25	5,706,362
905,920	Octagon Investment Partners XII Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .88%, 3.23%, due 07/15/19	906,722
826,023	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/19/30	826,709
2,086,000	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.58%, due 01/25/31	2,085,946
2,461,731	OFSI Fund V Ltd., Series 13-5A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + 0.93%, 3.28%, due 04/17/25	2,461,608
727,483	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.20%, due 08/16/29	728,288
8,940,000	OFSI Fund VI Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 03/20/25	8,919,572

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
2,506,941	OHA Credit Partners Ltd., Series 13-8A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.48%, due 04/20/25	2,507,450
1,042,300	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 01/21/30	1,042,285
1,867,206	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.01%, due 10/22/30	1,867,178
4,172,000	OZLM VI Ltd., Series 14-6A, Class XS, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.05%, due 04/17/31	4,171,937
900,845	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.11%, due 10/30/30	901,131
10,078,360	Palmer Square Loan Funding Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.82%, due 04/15/26	10,040,506
2,795,240	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.47%, due 07/17/26	2,796,135
1,414,550	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.32%, due 07/15/30	1,414,513
1,329,211	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.51%, due 05/15/26	1,329,865
10,544,493	SLC Student Loan Trust, Series 08-2, Class A3, Variable Rate, 3 mo. LIBOR + .65%, 2.77%, due 09/15/18	10,544,459
6,793,601	SLM Private Credit Student Loan Trust, Series 07-A, Class A3, Variable Rate, 3 mo. LIBOR + .17%, 2.29%, due 12/15/26	6,791,105
2,540,087	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 3.07%, due 01/15/26	2,552,911
1,066,270	SLM Private Education Loan Trust, Series 11-A, Class A2, 144A, 4.37%, due 04/17/28	1,071,077
3,635,600	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 4.17%, due 06/16/42	3,751,977
6,081,076	SLM Private Education Loan Trust, Series 11-A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.50%, 4.42%, due 01/15/43	6,250,363
7,021,377	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 5.17%, due 05/16/44	7,179,118

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
3,053,990	SLM Private Education Loan Trust, Series 11-C, Class A2B, 144A, 4.54%, due 10/17/44	3,096,249
1,019,002	SLM Private Education Loan Trust, Series 12-C, Class A2, 144A, 3.31%, due 10/15/46	1,019,994
6,858,099	SLM Student Loan Trust, Series 07-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.04%, 2.40%, due 04/25/19	6,836,677
17,795,667	SLM Student Loan Trust, Series 07-6, Class A4, Variable Rate, 3 mo. LIBOR + .38%, 2.74%, due 10/25/24	17,820,090
2,706,285	South Carolina Student Loan Corp., Series 2005, Class A3, Variable Rate, 3 mo. LIBOR + .14%, 2.15%, due 12/01/23	2,705,284
1,196,315	South Carolina Student Loan Corp., Series 10-1, Class A2, Variable Rate, 3 mo. LIBOR + 1.00%, 3.36%, due 07/25/25	1,201,531
3,414,292	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.10%, due 01/15/24	3,415,436
82,843	Symphony CLO VIII LP, Series 12-8A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.43%, due 01/09/23	82,871
707,275	Telos CLO, Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.35%, due 07/17/19	707,968
2,384,000	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.10%, due 04/17/28	2,383,962
2,218,014	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.10%, due 01/17/30	2,217,979
424,650	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .90%, 3.26%, due 07/20/30	425,291
1,782,333	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.93%, due 11/20/30	1,782,322
3,382,300	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.99%, due 04/26/28	3,382,182
4,410,400	TICP CLO III-2 Ltd., Series 18-3R, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.91%, due 04/20/28	4,410,228
2,980,000	Tryon Park CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.90%, due 04/15/29	2,979,881
1,490,582	Velocity Commercial Capital Loan Trust, Series 15-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 2.43%, 4.39%, due 06/25/45	1,505,378

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
5,758,646	Voya CLO Ltd., Series 13-3A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 3.41%, due 01/18/26	5,759,993
1,273,095	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.16%, due 07/20/30	1,273,085
2,970,555	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 10/15/30	2,970,513
1,132,400	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.99%, due 04/18/31	1,132,383
231,749	WhiteHorse VI Ltd., Series 12-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 3.56%, due 02/03/25	231,874
14,085,940	WhiteHorse VIII Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.26%, due 05/01/26	14,086,926
495,425	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.25%, due 04/17/29	495,918

		416,805,167

	Bank Loans — 0.3%
14,563,500	21st Century Oncology Holdings, Inc., Exit Term Loan, 3 mo. LIBOR + 6.13%, 8.48%, due 01/16/23 (a)	13,980,960
2,803,755	Gibson Brands Inc., DIP Term Loan, 3 mo. LIBOR + 9.00%, 2.44%, due 05/01/19 (a) (h)	2,719,643
3,526,400	Murray Energy Corp., Term Loan B2, due 04/17/20 (a)	3,244,288
4,112,500	Quorum Health Corp., Term Loan B, due 04/29/22 (a)	4,179,328
3,841,800	Sears Holding Corp., Incremental Term Loan, 3 mo. LIBOR + 7.50%, 9.42%, due 07/20/20 (a)	3,880,218
2,551,225	Sears Roebuck Acceptance Corp., Extended ABL TL, 3 mo. LIBOR + 4.50%, 6.42%, due 01/20/19 (a)	2,544,847

		30,549,284

	Corporate Debt — 0.9%
900,000	Allegheny Technologies, Inc., 5.95%, due 01/15/21	909,000
500,000	Ally Financial, Inc., 8.00%, due 11/01/31	600,000
750,000	Antero Resources Corp., 5.63%, due 06/01/23	761,250
642,000	APX Group, Inc., 6.38%, due 12/01/19	643,605
150,000	Arconic, Inc., 6.15%, due 08/15/20	156,765
750,000	Arconic, Inc., 6.75%, due 01/15/28	796,250
251,000	Boxer Parent Co., Inc., 144A, 9.00%, due 10/15/19	251,941
500,000	Cablevision Systems Corp., 8.00%, due 04/15/20	527,500
510,000	Calpine Corp., 144A, 6.00%, due 01/15/22	518,925

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Corporate Debt — continued
2,270,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,289,862
900,000	CenturyLink, Inc., 5.80%, due 03/15/22	885,375
750,000	CF Industries, Inc., 4.95%, due 06/01/43	622,500
1,988,000	CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	1,043,700
380,000	Clean Harbors, Inc., 5.13%, due 06/01/21	382,375
1,500,000	CNO Financial Group, Inc., 4.50%, due 05/30/20	1,507,500
1,130,000	CommScope Technologies LLC, 144A, 5.00%, due 03/15/27	1,056,550
1,000,000	Comstock Resources, Inc., 10.00%, due 03/15/20	1,047,500
900,000	DCP Midstream Operating LP, 144A, 6.75%, due 09/15/37	961,875
1,250,000	DISH DBS Corp., 5.88%, due 11/15/24	1,038,125
500,000	DJO Finance LLC / DJO Finance Corp., 10.75%, due 04/15/20	486,250
500,000	Edgewell Personal Care Co., 4.70%, due 05/19/21	500,000
1,000,000	Embarq Corp., 8.00%, due 06/01/36	950,000
1,550,000	EMC Corp., 3.38%, due 06/01/23	1,451,524
1,500,000	Energy Transfer Equity LP, 5.50%, due 06/01/27	1,520,625
750,000	Ensco Plc, 5.75%, due 10/01/44	534,375
5,461,600	EP Energy LLC / Everest Acquisition Finance, Inc., 144A, 8.00%, due 02/15/25	3,959,660
250,000	Equinix, Inc., REIT, 5.38%, due 01/01/22	257,188
880,000	Equinix, Inc., REIT, 5.75%, due 01/01/25	895,400
750,000	Freeport-McMoRan, Inc., 3.88%, due 03/15/23	720,938
1,250,000	Frontier Communications Corp., 8.50%, due 04/15/20	1,281,250
500,000	Frontier Communications Corp., 9.25%, due 07/01/21	475,625
994,600	Frontier Communications Corp., 6.25%, due 09/15/21	852,248
3,070,000	Frontier Communications Corp., 8.75%, due 04/15/22	2,578,800
1,491,000	Frontier Communications Corp., 7.13%, due 01/15/23	1,090,294
3,348,000	Frontier Communications Corp., 11.00%, due 09/15/25	2,678,400
3,792,000	Frontier Communications Corp., 144A, 8.50%, due 04/01/26	3,673,500
3,418,000	GenOn Energy, Inc., 7.88%, due 06/15/17 (g)	3,136,015
1,899,000	GenOn Energy, Inc., 9.88%, due 10/15/20 (g)	1,709,100
750,000	Genworth Holdings, Inc., 7.70%, due 06/15/20	753,750

Par Value†	Description	Value ($)
	Corporate Debt — continued
5,923,000	Gibson Brands, Inc., 144A, 8.88%, due 08/01/18	5,004,935
750,000	Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	710,625
1,130,000	HCA, Inc., 4.50%, due 02/15/27	1,070,675
500,000	Hexion, Inc., 6.63%, due 04/15/20	471,875
4,802,588	iHeartCommunications, Inc., 14.00%, due 02/01/21 (g)	612,330
750,000	KB Home, 8.00%, due 03/15/20	798,750
250,000	Kindred Healthcare, Inc., 8.00%, due 01/15/20	266,248
1,130,000	Level 3 Financing, Inc., 5.63%, due 02/01/23	1,139,548
1,510,000	Levi Strauss & Co., 5.00%, due 05/01/25	1,521,325
1,510,000	LifePoint Health, Inc., 5.88%, due 12/01/23	1,510,000
500,000	Mack-Cali Realty LP, REIT, 4.50%, due 04/18/22	487,657
250,000	Magellan Health, Inc., 4.40%, due 09/22/24	245,467
500,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 4.88%, due 04/15/20 (i)	481,250
750,000	Mattel, Inc., 4.35%, due 10/01/20	748,125
1,899,000	Momentive Performance Materials, Inc., 4.69%, due 04/24/22	2,041,425
600,000	Murphy Oil Corp., 4.45%, due 12/01/22	591,000
9,517,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21	4,044,725
750,000	Navient Corp., 5.50%, due 01/25/23	736,725
1,140,000	Nuance Communications, Inc., 144A, 5.38%, due 08/15/20	1,144,275
250,000	NuStar Logistics LP, 5.63%, due 04/28/27	238,125
500,000	Oceaneering International, Inc., 4.65%, due 11/15/24	475,831
1,000,000	Resolute Energy Corp., 8.50%, due 05/01/20	1,001,250
380,000	Spectrum Brands, Inc., 5.75%, due 07/15/25	376,200
1,000,000	Springleaf Finance Corp., 5.25%, due 12/15/19	1,020,000
750,000	Sprint Capital Corp., 6.90%, due 05/01/19	770,550
500,000	Sprint Capital Corp., 8.75%, due 03/15/32	538,125
500,000	Sprint Communications, Inc., 144A, 7.00%, due 03/01/20	522,625
1,510,000	Standard Industries, Inc., 144A, 5.38%, due 11/15/24	1,483,575
760,000	Steel Dynamics, Inc., 5.25%, due 04/15/23	771,400
1,250,000	T-Mobile USA, Inc., 5.38%, due 04/15/27	1,226,562
250,000	Talen Energy Supply LLC, 4.60%, due 12/15/21	220,625

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Corporate Debt — continued
4,861,000	Tapstone Energy LLC / Tapstone Energy Finance Corp., 144A, 9.75%, due 06/01/22	4,125,774
380,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, due 03/15/24	399,958
750,000	Transocean, Inc., 6.80%, due 03/15/38	631,875
2,944,000	TRU Taj LLC / TRU Taj Finance, Inc., 144A, 11.00%, due 01/22/19 (a)	3,105,920
9,084,000	TRU Taj LLC / TRU Taj Finance, Inc., 144A, 12.00%, due 08/15/21	8,152,890
500,000	Universal Hospital Services, Inc., 7.63%, due 08/15/20	501,875
375,000	Urban One, Inc., 144A, 9.25%, due 02/15/20	356,250
380,000	USG Corp., 144A, 4.88%, due 06/01/27	378,689
750,000	Williams Cos., Inc. (The), 8.75%, due 03/15/32	975,000
900,000	Yum! Brands, Inc., 5.35%, due 11/01/43	802,863
750,000	Zachry Holdings, Inc., 144A, 7.50%, due 02/01/20	749,062

		97,957,524

	Mortgage Backed Securities — 0.1%
3,461,036	JP Morgan Chase Commercial Mortgage Securities Trust, Series 14-CBM, Class A, 144A, Variable Rate, 1 mo. LIBOR + .90%, 2.82%, due 10/15/29	3,461,039
928,490	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.21%, due 02/25/30	910,279
227,199	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.21%, due 09/25/30	226,891
310,140	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	315,525

		4,913,734

	U.S. Government — 20.2%
214,311,223	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (j)	212,761,256
410,206,044	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (b) (j)	397,334,689
106,031,234	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (j)	102,789,878
245,926,649	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (j)	239,728,862
262,597,889	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (b) (j)	286,283,168

Par Value†	Description	Value ($)
	U.S. Government — continued
225,823,631	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (b) (i)	264,807,949
115,520,000	U.S. Treasury Note, 0.75%, due 10/31/18 (b)	114,901,788
47,100,000	U.S. Treasury Note, 1.38%, due 11/30/18 (b)	46,928,895
43,050,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.95%, due 10/31/19	43,078,439
57,550,000	U.S. Treasury Note, 1.88%, due 12/31/19 (b)	57,091,398
49,100,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 1.90%, due 01/31/20 (b)	49,085,487
87,250,000	U.S. Treasury Note, 2.00%, due 01/31/20 (b)	86,691,055
47,250,000	U.S. Treasury Note, 2.25%, due 02/29/20 (b)	47,130,029
43,750,000	U.S. Treasury Note, 2.25%, due 03/31/20 (b)	43,620,117
138,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.94%, due 04/30/20	138,003,762
78,000,000	U.S. Treasury Note, 2.38%, due 04/30/20	77,923,828
54,000,000	U.S. Treasury Note, 2.50%, due 05/31/20	54,075,937

		2,262,236,537

	U.S. Government Agency — 3.4%
28,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.22%, 2.15%, due 11/09/18	28,027,352
64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.22%, 2.14%, due 02/01/19	64,071,445
3,300,000	Federal Home Loan Banks, Variable Rate, 1 mo. LIBOR - 11%, 1.86%, due 05/28/19	3,299,380
64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.24%, 2.09%, due 11/25/19	63,971,776
17,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.14%, 2.15%, due 12/26/19	17,016,910
62,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.14%, 2.15%, due 12/26/19	62,061,672
28,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.16%, 2.20%, due 02/07/20	28,017,302
42,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.24%, 2.10%, due 04/13/20	42,458,375
64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR - 0.21%, 2.12%, due 05/22/20	63,962,844
393,577	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 2.33%, due 05/20/62	394,023
6,992,788	Government National Mortgage Association, Series 17-12H, Class FE, Variable Rate, 1 mo. LIBOR + .20%, 2.08%, due 06/20/66	6,990,040
2,470,288	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 2.15%, due 01/20/67	2,470,574
2,591,196	Government National Mortgage Association, Series 17-H13, Class FJ, Variable Rate, 1 mo. LIBOR + 0.20%, 2.08%, due 05/20/67	2,591,878

		385,333,571

	Total United States	3,197,795,817

	TOTAL DEBT OBLIGATIONS (COST $3,813,110,970)	3,774,279,783

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.7%

	United States — 0.7%
1,066,783	Altaba, Inc.*	82,312,976

	TOTAL MUTUAL FUNDS (COST $60,794,682)	82,312,976

	SHORT-TERM INVESTMENTS — 5.0%

	Money Market Funds — 0.2%
17,910,000	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (k) (l)	17,910,000

	Repurchase Agreements — 4.1%
200,365,900	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 5/31/18, maturing on 6/01/18 with a maturity value of $200,375,807 and an effective yield of 1.78%, collateralized by a U.S. Treasury Note with maturity date 03/31/25 and a market value of $204,646,806.	200,365,900
259,999,904	Nomura Securities International Inc. Repurchase Agreement, dated 5/31/18, maturing on 6/01/18 with a maturity value of $260,012,543 and an effective yield of 1.75%, collateralized by a U.S. Treasury Note with maturity date 07/31/24 and a market value of $265,546,577.	259,999,904

	TOTAL REPURCHASE AGREEMENTS (COST $460,365,804)	460,365,804

Shares	Description	Value ($)
	U.S. Government — 0.5%
50,490,000	U.S. Treasury Bill, 2.00%, due 11/01/18 (l) (m)	50,066,468

	U.S. Government Agency — 0.2%
8,500,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 07/02/18	8,486,315
10,960,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 08/03/18	10,923,174

	TOTAL U.S. GOVERNMENT AGENCY (COST $19,416,429)	19,409,489

	TOTAL SHORT-TERM INVESTMENTS (COST $547,759,176)	547,751,761

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options—Puts — 0.0%
United Technologies Corp. (c)	105.00	06/15/18	710	USD	8,862,220	710
Walt Disney Co. (The) (c)	105.00	07/20/18	700	USD	6,962,900	473,200
Automatic Data Processing, Inc. (c)	115.00	08/17/18	600	USD	7,801,200	60,000
T-Mobile US, Inc. (c)	60.00	08/17/18	1,100	USD	6,127,000	563,200
Unilever NV (c)	55.00	08/17/18	1,100	USD	6,134,700	137,500
Mondelez International, Inc. (c)	35.00	09/21/18	3,100	USD	12,173,700	111,600
Pinnacle Foods, Inc. (c)	60.00	09/21/18	2,000	USD	12,788,000	396,000
QUALCOMM, Inc. (c)	50.00	09/21/18	1,200	USD	6,974,400	129,600
Twitter, Inc. (c)	29.00	09/21/18	2,400	USD	8,328,000	256,800
Colgate-Palmolive Co. (c)	60.00	11/16/18	1,200	USD	7,570,800	236,400
Williams Cos, Inc. (The) (c)	26.00	11/16/18	2,000	USD	5,372,000	278,000
CVS Health Corp. (c)	65.00	01/18/19	1,100	USD	6,972,900	638,000
Total Equity Options—Puts						3,281,010

TOTAL PURCHASED OPTIONS (COST $4,541,094)						3,281,010

Less Unfunded Loan Commitments — (0.0)%						(2,216,005)

TOTAL INVESTMENTS — 100.7% (Cost $11,007,143,774)						11,269,005,414

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	SECURITIES SOLD SHORT — (3.3)%

	Common Stocks — (3.3)%
	Brazil — (0.1)%
(169,100)	Pagseguro Digital Ltd. – Class A *	(5,625,957)

	Canada — (0.2)%
(102,650)	Algonquin Power & Utilities	(1,000,838)
(1,004,300)	Barrick Gold Corp	(13,246,717)
(401,000)	Enbridge Inc	(12,459,070)

	Total Canada	(26,706,625)

	China — (0.6)%
(344,151)	Alibaba Group Holding Ltd Sponsored ADR *	(68,145,340)

	Denmark — 0.0%
(1,707)	AP Moller – Maersk A/S	(2,395,471)

	France — (0.3)%
(69,408)	DBV Technologies SA *	(3,159,058)
(21,576)	Iliad SA	(3,651,512)
(98,306)	Unibail-Rodamco SE	(22,133,461)

	Total France	(28,944,031)

	Germany — (0.2)%
(952,007)	Deutsche Bank AG (Registered)	(10,180,540)
(371,655)	thyssenkrupp AG	(9,805,802)

	Total Germany	(19,986,342)

	Italy — (0.1)%
(498,214)	Leonardo SPA	(5,075,670)
(1,667,648)	Saipem SPA *	(7,072,967)

	Total Italy	(12,148,637)

	Japan — (0.4)%
(1,056)	Daiwa House REIT Investment Corp	(2,487,107)
(78,700)	Mitsui OSK Lines Ltd	(2,072,563)
(942,700)	Monex Group Inc	(5,570,018)
(88,300)	Murata Manufacturing Co Ltd	(13,069,486)
(227,836)	Takeda Pharmaceutical Co Ltd	(9,261,988)
(269,600)	Tokyo Electric Power Co Holdings Inc *	(1,277,451)
(2,009,071)	Yahoo Japan Corp	(7,281,498)

	Total Japan	(41,020,111)

	Netherlands — 0.0%
(433,628)	Altice NV *	(1,531,965)
(85,356)	Boskalis Westminster	(2,351,206)

	Total Netherlands	(3,883,171)

	Spain — (0.2)%
(1,194,731)	Bankia SA	(4,548,897)
(115,146)	Cellnex Telecom SA	(2,925,683)
(257,799)	Ferrovial SA	(5,270,095)

Shares	Description	Value ($)
	Spain — continued
(299,048)	Industria de Diseno Textil SA	(9,452,605)

	Total Spain	(22,197,280)

	Switzerland — (0.1)%
(561,479)	Credit Suisse Group AG (Registered) *	(8,608,867)
(137,860)	LafargeHolcim Ltd (Registered) *	(7,081,224)

	Total Switzerland	(15,690,091)

	United Kingdom — (0.1)%
(1,158,306)	Cobham Plc *	(1,913,344)
(320,713)	GVC Holdings Plc	(4,329,374)
(1,807,393)	Melrose Industries Plc	(5,677,493)

	Total United Kingdom	(11,920,211)

	United States — (1.0)%
(67,412)	CVS Health Corp. (c)	(4,273,247)
(5,800)	International Flavors & Fragrances, Inc.	(708,354)
(18,600)	KLA-Tencor Corp.	(2,106,078)
(30)	Lennar Corp. – B Shares	(1,241)
(476,851)	Marvell Technology Group Ltd.	(10,271,371)
(279,308)	Praxair, Inc.	(43,644,668)
(144,118)	Sinclair Broadcast Group, Inc. – Class A	(3,948,833)
(1,171,675)	Sirius XM Holdings, Inc.	(8,318,893)
(200,014)	Spectrum Brands Holdings, Inc.	(15,939,116)
(83,095)	United Technologies Corp. (c)	(10,371,918)
(103,880)	Validus Holdings Ltd. *	(7,038,909)

	Total United States	(106,622,628)

	TOTAL COMMON STOCKS (PROCEEDS $365,832,402)	(365,285,895)

	Rights/Warrants — 0.0%

	Netherlands — 0.0%
(433,628)	Altice NV, Expires 6/4/18* (a)	(3,163,601)

	Spain — 0.0%
(257,799)	Ferrovial SA, Expires 6/12/18*	(94,031)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $3,186,222)	(3,257,632)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $369,018,624)	(368,543,527)
	Other Assets and Liabilities (net) — 2.6%	295,022,343

	TOTAL NET ASSETS — 100.0%	$11,195,484,230

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
06/04/2018	MSCI	AUD	123,430,000	USD	92,721,744	(622,197)
07/05/2018	MSCI	AUD	123,430,000	USD	93,515,875	154,654
07/13/2018	BCLY	AUD	2,818,100	USD	2,189,432	57,713
07/13/2018	GS	AUD	15,562,123	USD	11,999,596	227,807
06/04/2018	MSCI	BRL	191,900,559	USD	53,438,172	1,908,100
07/03/2018	MSCI	BRL	80,702,424	USD	22,094,212	483,087
06/04/2018	MSCI	CAD	10,768,174	USD	8,380,000	74,629
06/11/2018	JPM	CAD	8,992,000	USD	6,941,219	4,661
07/12/2018	BCLY	CHF	718,053	USD	726,624	(4,404)
07/12/2018	GS	CHF	5,090,155	USD	5,328,903	146,774
07/12/2018	JPM	CHF	114,253,526	USD	120,320,655	4,002,666
06/20/2018	BCLY	EUR	13,551,400	USD	15,999,275	137,995
06/20/2018	BOA	EUR	56,117,269	USD	69,807,357	4,124,719
06/20/2018	DB	EUR	4,752,500	USD	5,891,931	329,352
06/20/2018	GS	EUR	96,267,354	USD	119,239,385	6,562,952
06/14/2018	BCLY	GBP	3,400,000	USD	4,744,366	222,565
06/14/2018	BOA	GBP	28,140,000	USD	39,256,144	1,831,588
06/14/2018	GS	GBP	4,100,000	USD	5,845,273	392,513
06/14/2018	JPM	GBP	3,790,000	USD	5,156,652	116,174
06/20/2018	BCLY	GBP	5,802,700	USD	7,748,085	28,267
06/20/2018	BOA	GBP	17,464,955	USD	24,939,340	1,704,247
06/20/2018	GS	GBP	28,705,564	USD	40,619,342	2,429,923
06/07/2018	BCLY	JPY	699,642,291	USD	6,420,000	(12,499)
06/07/2018	GS	JPY	490,631,985	USD	4,590,000	79,138
06/18/2018	BCLY	JPY	6,775,000,000	USD	64,336,926	2,001,226
06/18/2018	GS	JPY	4,840,707,395	USD	44,536,169	(2,411)
06/18/2018	JPM	JPY	4,354,751,855	USD	40,751,854	684,473
06/18/2018	MSCI	JPY	3,892,738,760	USD	36,415,589	599,117
06/25/2018	MSCI	JPY	13,140,000,000	USD	125,454,103	4,491,845
07/02/2018	BCLY	JPY	11,100,000,000	USD	104,931,120	2,694,945
07/09/2018	BOA	JPY	3,950,000,000	USD	37,130,760	731,584
07/17/2018	BCLY	JPY	2,365,000,000	USD	21,599,598	(205,432)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
07/23/2018	CITI	JPY	1,100,468,600	USD	10,293,141	142,894
07/23/2018	JPM	JPY	1,452,500,000	USD	13,611,371	214,139
07/23/2018	MSCI	JPY	2,040,000,000	USD	18,611,741	(204,337)
08/13/2018	BCLY	JPY	10,350,000,000	USD	95,287,197	(310,508)
08/20/2018	BCLY	JPY	2,365,000,000	USD	21,650,405	(204,136)
07/05/2018	JPM	NOK	38,908,056	USD	5,030,000	269,178
07/12/2018	GS	NOK	16,822,215	USD	2,090,679	31,739
07/12/2018	JPM	NOK	111,338,051	USD	14,348,722	721,599
06/05/2018	BCLY	NZD	24,740,000	USD	17,272,291	(40,758)
09/05/2018	BCLY	NZD	17,010,000	USD	11,931,750	27,133
07/12/2018	BCLY	SEK	136,414,718	USD	16,308,439	793,586
08/03/2018	BCLY	SEK	51,659,076	USD	6,060,000	174,844
08/03/2018	JPM	SEK	65,610,219	USD	7,620,000	145,488
06/04/2018	BOA	USD	5,210,000	CAD	6,649,867	(81,033)
06/04/2018	GS	USD	4,380,000	CAD	5,590,959	(67,757)
06/04/2018	MSCI	USD	93,498,225	AUD	123,430,000	(154,284)
06/04/2018	MSCI	USD	57,970,665	BRL	213,888,110	(536,390)
06/04/2018	MSCI	USD	29,078,556	CAD	37,496,798	(157,701)
06/05/2018	BCLY	USD	17,353,564	NZD	24,740,000	(40,515)
06/07/2018	GS	USD	21,848,209	JPY	2,298,154,069	(719,019)
06/14/2018	GS	USD	2,192,271	GBP	1,630,000	(24,466)
06/20/2018	BOA	USD	5,368,347	EUR	4,318,226	(314,065)
06/20/2018	DB	USD	1,029,421	EUR	830,342	(57,544)
06/20/2018	GS	USD	25,286,967	EUR	20,867,060	(863,049)
06/20/2018	MSCI	USD	954,429	EUR	771,771	(51,107)
06/20/2018	SSB	USD	1,971,015	EUR	1,594,067	(105,234)
07/05/2018	JPM	USD	66,265,595	NOK	516,845,138	(3,023,995)
07/12/2018	JPM	USD	9,570,000	CHF	9,107,584	(297,850)
08/03/2018	BCLY	USD	42,080,000	SEK	369,889,293	58,893
08/03/2018	JPM	USD	40,618,239	SEK	352,281,984	(485,223)

						$30,216,293

Reverse Repurchase Agreements (n)

Face Value		Description	Value ($)
USD	481,552	Barclays Bank plc, 1.00%, dated 4/30/18,(collateral: Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 4.88%, due 04/15/20), to be repurchased on demand at face value plus accrued interest.	$(481,552)

		Average balance outstanding	$(17,096,729)
		Average interest rate	(0.62)%
		Maximum balance outstanding	$(105,632,950)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into reverse repurchase agreements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,900	Mini MSCI Emerging Markets	June 2018	106,561,500	(8,497,333)
96	U.S. Treasury Note 10 Yr. (CBT)	September 2018	11,562,000	181,366
88	U.S. Treasury Note 2 Yr. (CBT)	September 2018	18,676,625	74,150
394	U.S. Treasury Note 5 Yr. (CBT)	September 2018	44,872,906	439,612

			$181,673,031	$(7,802,205)

Sales
9,950	S&P 500 E-Mini	June 2018	1,345,986,250	16,567,099
45	U.S. Long Bond (CBT)	September 2018	6,530,625	(212,766)

			$1,352,516,875	$16,354,333

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options—Calls
Viacom, Inc.(c)	35.00	06/15/18	(4,000)	USD	10,840,000	(120,000)
Time Warner, Inc. (c)	100.00	07/20/18	(2,000)	USD	18,832,000	(206,000)
Bunge Ltd. (c)	80.00	07/20/18	(3,000)	USD	20,865,000	(39,000)
Twenty-First Century Fox, Inc. (c) (e)	38.00	07/20/18	(5,500)	USD	21,202,500	(1,168,750)
VMware, Inc (c)	135.00	07/20/18	(750)	USD	10,311,000	(735,000)
Dell Technologies Ltd., Inc. (c)	75.00	07/20/18	(3,500)	USD	28,231,000	(2,975,000)
Express Scripts Holding Co. (c)	80.00	08/17/18	(1,500)	USD	11,371,500	(555,000)
Express Scripts Holding Co. (c)	75.00	08/17/18	(1,500)	USD	11,371,500	(990,000)

		Total Equity Options—Calls				(6,788,750)

Equity Options—Puts
Viacom, Inc. (c)	30.00	06/15/18	(4,000)	USD	10,840,000	(1,360,000)
Bunge Ltd. (c)	70.00	07/20/18	(1,000)	USD	6,955,000	(240,000)
Time Warner, Inc. (c)	90.00	07/20/18	(2,000)	USD	18,832,000	(510,000)
Bunge Ltd. (c)	75.00	07/20/18	(2,000)	USD	13,910,000	(1,180,000)
Twenty-First Century Fox, Inc. (c) (e)	36.00	07/20/18	(5,500)	USD	21,202,500	(412,500)
VMware, Inc. (c)	120.00	07/20/18	(750)	USD	10,311,000	(177,750)
Dell Technologies Ltd., Inc. (c)	65.00	07/20/18	(3,500)	USD	28,231,000	(224,000)
Express Scripts Holding Co. (c)	70.00	08/17/18	(1,500)	USD	11,371,500	(312,000)
Express Scripts Holding Co. (c)	80.00	08/17/18	(1,500)	USD	11,371,500	(1,050,000)

		Total Equity Options—Puts				(5,466,250)

		TOTAL WRITTEN OPTIONS (Premiums $14,156,400)				(12,255,000)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.30.V1-5Y	USD	81,470,000	5.00%	0.50%	USD 81,470,000	06/20/2023	Quarterly	5,279,449	5,065,478	(213,971)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Sears Roebuck Acceptance Corp.	GS	USD	3,631,000	5.00%	17.76%	N/A	12/20/2018	Quarterly	926,914	231,353	(695,561)
Sears Roebuck Acceptance Corp.	GS	USD	1,365,000	0.00%	60.50%	N/A	12/20/2018	At Maturity	—	49,521	49,521
Sears Roebuck Acceptance Corp.	MSCI	USD	685,000	0.00%	60.50%	N/A	06/20/2021	Quarterly	—	83,101	83,101
Sears Roebuck Acceptance Corp.	MSCI	USD	685,000	0.00%	60.50%	N/A	12/20/2021	At Maturity	—	85,366	85,366
Sears Roebuck Acceptance Corp.	GS	USD	360,000	5.00%	40.95%	N/A	06/20/2022	Quarterly	183,600	87,589	(96,011)
Sears Roebuck Acceptance Corp.	GS	USD	240,000	5.00%	19.04%	N/A	06/20/2022	Quarterly	57,600	58,390	790

									$1,168,114	$595,320	$(572,794)

^	Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	As of May 31, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	2.81%	NZD	336,224,000	06/20/2023	Quarterly	—	1,965,974	1,965,974
3 Month NZD Bank Bill Rate	2.85%	NZD	146,231,000	06/20/2023	Quarterly	—	1,024,995	1,024,995
2.97%	6 Month AUD BBSW	AUD	19,606,000	06/20/2028	Semi-Annual	—	(113,910)	(113,910)
3.01%	6 Month AUD BBSW	AUD	290,616,000	06/20/2028	Semi-Annual	—	(2,515,370)	(2,515,370)
6 Month AUD BBSW	2.87%	AUD	20,574,000	06/20/2028	Semi-Annual	—	(24,030)	(24,030)
6 Month AUD BBSW	2.93%	AUD	30,718,000	06/20/2028	Semi-Annual	—	90,025	90,025
6 Month AUD BBSW	3.04%	AUD	27,850,000	06/20/2028	Semi-Annual	—	293,879	293,879
6 Month AUD BBSW	3.05%	AUD	27,850,000	06/20/2028	Semi-Annual	—	314,634	314,634
6 Month AUD BBSW	3.04%	AUD	27,366,000	06/20/2028	Semi-Annual	—	296,188	296,188
3 Month NZD Bank Bill Rate	3.31%	NZD	99,308,000	06/20/2028	Quarterly	—	1,255,855	1,255,855
3.24%	3 Month NZD Bank Bill Rate	NZD	14,752,000	06/20/2028	Quarterly	—	(126,212)	(126,212)
3.28%	3 Month NZD Bank Bill Rate	NZD	41,592,000	06/20/2028	Quarterly	—	(450,361)	(450,361)
3.29%	3 Month NZD Bank Bill Rate	NZD	15,796,000	06/20/2028	Quarterly	—	(180,613)	(180,613)
3.29%	3 Month NZD Bank Bill Rate	NZD	15,796,000	06/20/2028	Quarterly	—	(183,006)	(183,006)
3 Month NZD Bank Bill Rate	3.11%	NZD	26,858,000	06/20/2028	Quarterly	—	14,130	14,130
3 Month NZD Bank Bill Rate	3.22%	NZD	23,964,000	06/20/2028	Quarterly	—	165,090	165,090
2.76%	3 Month CAD LIBOR	CAD	21,540,000	06/21/2028	Semi-Annual	—	(243,280)	(243,280)
2.60%	3 Month CAD LIBOR	CAD	18,921,000	06/21/2028	Semi-Annual	—	(2,904)	(2,904)
2.61%	3 Month CAD LIBOR	CAD	60,375,000	06/21/2028	Semi-Annual	—	(45,948)	(45,948)
3 Month CAD LIBOR	2.63%	CAD	9,705,000	06/21/2028	Semi-Annual	—	16,936	16,936
3 Month CAD LIBOR	2.67%	CAD	24,081,000	06/21/2028	Semi-Annual	—	122,007	122,007
3 Month CAD LIBOR	2.67%	CAD	42,620,000	06/21/2028	Semi-Annual	—	210,037	210,037
3 Month CAD LIBOR	2.75%	CAD	30,719,000	06/21/2028	Semi-Annual	—	317,191	317,191
3 Month CAD LIBOR	2.86%	CAD	29,817,000	06/21/2028	Semi-Annual	—	534,837	534,837
6 Month CHF LIBOR	0.55%	CHF	21,594,000	06/21/2028	Semi-Annual	—	340,591	340,591
0.51%	6 Month CHF LIBOR	CHF	21,164,000	06/21/2028	Semi-Annual	—	(246,358)	(246,358)
0.53%	6 Month CHF LIBOR	CHF	17,117,000	06/21/2028	Semi-Annual	—	(234,177)	(234,177)
0.54%	6 Month CHF LIBOR	CHF	13,199,000	06/21/2028	Semi-Annual	—	(187,308)	(187,308)
6 Month CHF LIBOR	0.38%	CHF	15,481,000	06/21/2028	Semi-Annual	—	(33,022)	(33,022)
6 Month CHF LIBOR	0.52%	CHF	3,794,000	06/21/2028	Semi-Annual	—	47,454	47,454
6 Month CHF LIBOR	0.57%	CHF	21,745,000	06/21/2028	Semi-Annual	—	389,562	389,562
1.03%	6 Month EURIBOR	EUR	20,669,000	06/21/2028	Semi-Annual	—	(246,287)	(246,287)
1.04%	6 Month EURIBOR	EUR	19,186,000	06/21/2028	Semi-Annual	—	(258,282)	(258,282)
6 Month EURIBOR	1.15%	EUR	69,011,000	06/21/2028	Semi-Annual	200,945	1,778,710	1,577,765
1.65%	6 Month GBP LIBOR	GBP	81,142,000	06/21/2028	Semi-Annual	—	(1,855,911)	(1,855,911)
1.64%	6 Month GBP LIBOR	GBP	193,995,000	06/21/2028	Semi-Annual	(211,403)	(4,192,206)	(3,980,803)
1.72%	6 Month GBP LIBOR	GBP	49,939,000	06/21/2028	Semi-Annual	4,591	(9,007)	(13,598)
1.66%	6 Month GBP LIBOR	GBP	11,311,000	06/21/2028	Semi-Annual	—	(275,846)	(275,846)
6 Month GBP LIBOR	1.58%	GBP	20,192,000	06/21/2028	Semi-Annual	—	278,291	278,291
6 Month GBP LIBOR	1.57%	GBP	15,056,000	06/21/2028	Semi-Annual	—	188,497	188,497
6 Month GBP LIBOR	1.60%	GBP	5,975,000	06/21/2028	Semi-Annual	—	98,568	98,568
6 Month GBP LIBOR	1.61%	GBP	10,063,000	06/21/2028	Semi-Annual	—	179,346	179,346
6 Month GBP LIBOR	1.70%	GBP	6,492,000	06/21/2028	Semi-Annual	—	187,830	187,830
6 Month GBP LIBOR	1.70%	GBP	6,492,000	06/21/2028	Semi-Annual	—	191,928	191,928
6 Month GBP LIBOR	1.47%	GBP	21,070,000	06/21/2028	Semi-Annual	—	5,759	5,759
1.29%	3 Month SEK STIBOR	SEK	191,758,000	06/21/2028	Quarterly	—	(234,866)	(234,866)
1.31%	3 Month SEK STIBOR	SEK	336,157,000	06/21/2028	Quarterly	—	(486,796)	(486,796)
1.30%	3 Month SEK STIBOR	SEK	203,383,000	06/21/2028	Quarterly	—	(279,014)	(279,014)
3 Month SEK STIBOR	1.17%	SEK	159,454,000	06/21/2028	Quarterly	—	(13,144)	(13,144)
3 Month SEK STIBOR	1.4%	SEK	245,623,000	06/21/2028	Quarterly	—	608,548	608,548
3 Month SEK STIBOR	1.18%	SEK	272,692,000	06/21/2028	Quarterly	—	10,199	10,199
2.89%	3 Month USD LIBOR	USD	12,371,000	06/21/2028	Quarterly	—	(8,073)	(8,073)
3 Month USD LIBOR	2.94%	USD	25,189,000	06/21/2028	Quarterly	9,828	138,637	128,809
3 Month USD LIBOR	2.95%	USD	21,800,000	06/21/2028	Quarterly	—	137,290	137,290
3 Month USD LIBOR	3.02%	USD	24,361,000	06/21/2028	Quarterly	—	297,385	297,385
3 Month USD LIBOR	3.05%	USD	21,432,000	06/21/2028	Quarterly	—	323,067	323,067
3 Month USD LIBOR	3.12%	USD	12,629,000	06/21/2028	Quarterly	—	265,004	265,004
3 Month USD LIBOR	3.11%	USD	16,430,000	06/21/2028	Quarterly	—	339,691	339,691

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	3.14%	NZD	18,870,000	09/19/2028	Quarterly	—	(7,636)	(7,636)
3 Month NZD Bank Bill Rate	3.14%	NZD	14,482,500	09/19/2028	Quarterly	—	(8,037)	(8,037)
3 Month NZD Bank Bill Rate	3.15%	NZD	15,108,000	09/19/2028	Quarterly	—	(1,571)	(1,571)
3 Month NZD Bank Bill Rate	3.15%	NZD	33,352,500	09/19/2028	Quarterly	—	1,545	1,545
6 Month CHF LIBOR	0.45%	CHF	20,119,000	09/20/2028	Semi-Annual	—	9,652	9,652
6 Month EURIBOR	0.98%	EUR	25,356,000	09/20/2028	Semi-Annual	—	(2,006)	(2,006)

						$3,961	$(25,849)	$(29,810)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on High Yield Growth ETF + (1 month USD LIBOR rate minus 1.75%)	Appreciation of Total Return on High Yield Growth ETF	BOA	USD	23,708,632	06/11/2018	Monthly	—	(98,423)	(98,423)
Depreciation of Total Return on High Yield Growth ETF + (1 month USD LIBOR rate minus 2.00%)	Appreciation of Total Return on High Yield Growth ETF	BOA	USD	22,268,997	06/14/2018	At Maturity	—	13,160	13,160
Depreciation of Total Return on High Yield Growth ETF + (1 month USD LIBOR rate minus 2.00%)	Appreciation of Total Return on High Yield Growth ETF	CITI	USD	8,751,871	06/14/2018	At Maturity	—	5,172	5,172
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	17,963,741	05/18/2020	Monthly	—	(547,457)	(547,457)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	7,421,457	05/18/2020	Monthly	—	(480,290)	(480,290)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	3,058,270	05/18/2020	Monthly	—	197,523	197,523
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	15,890,766	05/18/2020	Monthly	—	97,756	97,756

							$—	$(812,559)	$(812,559)

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CDI - Certificado de Deposito Interbancario

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVR - Contingent Value Right

DIP - Debtor - in - Possession

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

QPSC - Qatar Private Joint-Stock Company

PJSC - Private Joint-Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(e)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Security is in default.

(h)	Includes unfunded loan commitments with a Par Value and Value of $2,284,541 and $2,216,005, respectively.

(i)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(j)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(k)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(l)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(m)	The rate shown represents yield-to-maturity.

(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(o)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Counterparty Abbreviations:

BCLY - Barclays Bank plc BOA - Bank of America, N.A. CITI - Citibank N.A. DB - Deutsche Bank AG GS - Goldman Sachs International	JPM - JPMorgan Chase Bank, N.A. MORD - Morgan Stanley Capital Services LLC MSCI - Morgan Stanley & Co. International PLC SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar BRL - Brazilian Real CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro	GBP - British Pound JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,959,454	GMO Emerging Markets Fund, Class VI	65,680,893
25,481,581	GMO International Equity Fund, Class IV	591,682,321

	TOTAL MUTUAL FUNDS (COST $644,218,770)	657,363,214

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
259,154	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (a)	259,154

	TOTAL SHORT-TERM INVESTMENTS (COST $259,154)	259,154

	TOTAL INVESTMENTS — 100.0% (Cost $644,477,924)	657,622,368
	Other Assets and Liabilities (net) — 0.00%	41,739

	TOTAL NET ASSETS — 100.0%	$657,664,107

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
10,917,914	GMO Emerging Markets Fund, Class VI	365,968,470
30,053,100	GMO International Equity Fund, Class IV	697,832,991

	TOTAL MUTUAL FUNDS (COST $1,028,569,642)	1,063,801,461

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
110,558	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (a)	110,558

	TOTAL SHORT-TERM INVESTMENTS (COST $110,558)	110,558

	TOTAL INVESTMENTS — 100.0% (Cost $1,028,680,200)	1,063,912,019
	Other Assets and Liabilities (net) — 0.00%	209,839

	TOTAL NET ASSETS — 100.0%	$1,064,121,858

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2018.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 21.2%

	U.S. Government — 12.3%
33,750,000	U.S. Treasury Note, 0.75%, due 08/31/18	33,650,024
67,600,000	U.S. Treasury Note, 1.38%, due 09/30/18 (a)	67,454,768
33,100,000	U.S. Treasury Note, 1.25%, due 01/31/19 (a)	32,895,711
68,300,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 1.90%, due 01/31/20 (a)	68,279,812
23,600,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.94%, due 04/30/20	23,600,643

	Total U.S. Government	225,880,958

	U.S. Government Agency — 8.9%
29,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR—0.25%, 2.11%, due 10/18/18	29,023,222
9,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR—0.23%, 2.13%, due 02/13/19	9,009,439
19,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR—0.19%, 2.17%, due 05/10/19	19,525,449
15,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. U.S. LIBOR—0.16%, 1.91%, due 06/12/19	15,018,471
75,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. LIBOR—0.09%, 1.83%, due 07/12/19	74,976,888
15,500,000	Federal Home Loan Banks, Variable Rate, 1 mo. U.S. LIBOR—0.07%, 1.90%, due 01/23/20	15,495,055

	Total U.S. Government Agency	163,048,524

	TOTAL DEBT OBLIGATIONS (COST $389,163,037)	388,929,482

	MUTUAL FUNDS — 56.8%

	Affiliated Issuers — 56.8%
41,810,138	GMO U.S. Treasury Fund	1,044,417,229

	TOTAL MUTUAL FUNDS (COST $1,045,140,561)	1,044,417,229

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 21.8%

	Money Market Funds — 0.5%
4,267,536	SSgA USD Liquidity Fund-Class S2 Shares (b)	4,267,536
4,952,468	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.67% (c)	4,952,468

	Total Money Market Funds	9,220,004

	U.S. Government — 21.3%
81,245,000	U.S. Treasury Bill, 1.72%, due 07/05/18 (b) (d)	81,111,488
20,000,000	U.S. Treasury Bill, 1.79%, due 07/26/18 (b) (d)	19,945,305
20,000,000	U.S. Treasury Bill, 1.92%, due 09/13/18 (b) (d)	19,890,078
4,500,000	U.S. Treasury Bill, 1.93%, due 09/20/18 (b) (d)	4,473,568
9,000,000	U.S. Treasury Bill, 1.99%, due 10/18/18 (b) (d)	8,931,890
57,000,000	U.S. Treasury Bill, 1.99%, due 10/25/18 (b) (d)	56,546,335
71,500,000	U.S. Treasury Bill, 2.02%, due 11/08/18 (b) (d)	70,868,417
21,000,000	U.S. Treasury Note, 1.00%, due 09/15/18 (a) (b)	20,941,405
68,100,000	U.S. Treasury Note, 0.75%, due 10/31/18 (a)	67,735,559
2,500,000	U.S. Treasury Note, 1.50%, due 12/31/18 (b)	2,490,723
39,250,000	U.S. Treasury Note, Variable Rate, USBM + 0.07%, 1.97%, due 04/30/19	39,290,779

	Total U.S. Government	392,225,547

	TOTAL SHORT-TERM INVESTMENTS (COST $401,626,132)	401,445,551

	TOTAL INVESTMENTS — 99.8% (COST $1,835,929,730)	1,834,792,262
	Other Assets and Liabilities (net) — 0.2%	3,531,847

	TOTAL NET ASSETS — 100.0%	$1,838,324,109

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/18/2018	MSCI	AUD	124,380,322	USD	93,860,625	(209,297)
07/16/2018	SSB	AUD	124,500,000	USD	93,972,600	(206,257)
08/16/2018	MSCI	AUD	19,833,221	USD	14,871,138	(135,244)
08/16/2018	NABH	AUD	127,790,481	USD	96,530,449	(159,483)
08/16/2018	UBS	AUD	8,763,007	USD	6,599,394	(30,947)
06/19/2018	MSCI	CHF	21,577,682	USD	22,657,325	736,212
06/19/2018	NABH	CHF	10,458,139	USD	10,987,563	362,972
06/19/2018	SSB	CHF	61,500,000	USD	65,560,139	3,081,304
06/26/2018	MSCI	CHF	17,044,546	USD	17,041,196	(286,133)
06/26/2018	NABH	CHF	6,546,124	USD	6,694,631	39,902
06/26/2018	SSB	CHF	82,224,005	USD	85,082,847	1,494,683
06/26/2018	UBS	CHF	24,307,460	USD	24,428,128	(282,611)
07/23/2018	MSCI	CHF	5,530,406	USD	5,561,452	(74,189)
07/23/2018	MSCI	CHF	75,354,133	USD	75,789,773	(998,232)
07/23/2018	UBS	CHF	3,305,943	USD	3,342,419	(26,431)
06/20/2018	MSCI	EUR	9,730,239	USD	11,513,192	124,401
06/20/2018	NABH	EUR	14,264,652	USD	17,063,879	367,771

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/20/2018	SSB	EUR	12,343,923	USD	14,729,844	281,859
06/20/2018	UBS	EUR	27,253,804	USD	32,247,890	348,588
06/20/2018	JPM	GBP	1,728,981	USD	2,313,720	13,512
06/20/2018	MSCI	GBP	3,223,025	USD	4,297,584	9,724
06/20/2018	NABH	GBP	2,264,247	USD	3,041,752	29,435
06/20/2018	SSB	GBP	36,998,654	USD	50,011,081	788,671
06/20/2018	UBS	GBP	3,277,993	USD	4,353,860	(7,129)
06/05/2018	NABH	JPY	1,168,940,000	USD	10,753,226	7,211
07/16/2018	JPM	NZD	14,487,558	USD	9,970,715	(167,920)
07/16/2018	SSB	NZD	100,327,447	USD	69,705,504	(505,323)
06/05/2018	DB	USD	11,761,375	JPY	1,242,418,677	(339,873)
06/05/2018	NABH	USD	1,130,010	JPY	120,619,472	(21,160)
06/18/2018	MSCI	USD	132,768,037	JPY	14,132,772,496	(2,734,639)
07/17/2018	MSCI	USD	105,144,246	JPY	11,512,485,279	999,555
07/31/2018	UBS	USD	16,727,278	JPY	1,808,720,583	(35,534)

						$2,465,398

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,907	Australian Government Bond 10 Yr.	June 2018	186,047,527	2,323,765
6,184	Euro STOXX 50	June 2018	246,305,952	2,865,007
3,466	FTSE 100 Index	June 2018	353,397,488	23,871,713
119	Gold 100 OZ (b)	August 2018	15,525,930	(196,620)
143	Hang Seng	June 2018	27,801,605	(161,962)
4,288	Mini MSCI Emerging Markets	June 2018	240,492,480	(19,175,117)
342	MSCI Singapore	June 2018	10,000,598	(313,965)
823	MSCI Taiwan	June 2018	32,500,270	(470,914)
313	SPI 200	June 2018	35,600,621	(21,669)
1,292	Crude Oil (b)	June 2018	86,615,680	(4,069,849)

			$1,234,288,151	$4,650,389

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
1,291	Corn (b)	July 2018	25,432,700	(548,675)
916	FTSE/JSE TOP 40	June 2018	36,068,312	2,257,753
265	Japanese Government Bond 10 Yr. (OSE)	June 2018	367,762,559	(943,322)
3,368	S&P 500 E-Mini	June 2018	455,606,200	8,909,982
9	TOPIX	June 2018	1,443,260	11,043
2,792	UK Gilt Long Bond	September 2018	458,227,577	(6,727,765)

			$1,344,540,608	$2,959,016

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

U.S. LIBOR - London Interbank Offered Rate denominated in United States Dollars.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at May 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.
(b)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(d)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

NABH - National Australia Bank Limited

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 72.4%

	Canada — 0.0%
6,000,000	Jagercor Energy Corp * (a) (b)	69,412

	Germany — 3.6%
605,000	Brenntag AG	34,842,747

	Netherlands — 4.3%
650,000	InterXion Holding NV *	41,509,000

	Romania — 0.4%
1,560,661	Societatea Energetica Electrica SA	3,867,906

	United Kingdom — 7.1%
1,550,000	Metro Bank Plc *	68,387,791

	United States — 57.0%
1,420,000	Ally Financial, Inc.	36,423,000
233,000	Berkshire Hathaway, Inc. – Class B *	44,626,490
480,000	Cimpress NV *	66,830,400
93,000	Credit Acceptance Corp. *	32,829,930
1,840,000	General Motors Co.	78,568,000
997,544	Interactive Brokers Group, Inc. – Class A	72,601,253
750,000	Liberty Latin America Ltd. – Class A *	16,252,500
1,235,000	Liberty Latin America Ltd. – Class C *	26,527,800
80,000	National Beverage Corp.	7,542,400
680,000	Shake Shack, Inc. – Class A *	40,541,600
1,350,000	Wayfair, Inc. – Class A *	124,672,500

	Total United States	547,415,873

	TOTAL COMMON STOCKS (COST $465,158,159)	696,092,729

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 25.5%

	Money Market Funds — 0.7%
6,926,476	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (c) (d)	6,926,476

	U.S. Government — 24.8%
2,500,000	U.S. Treasury Bill, 1.65%, due 06/21/18 (d) (e)	2,497,635
44,000,000	U.S. Treasury Bill, 1.72%, due 07/05/18 (e)	43,927,694
10,000,000	U.S. Treasury Bill, 1.74%, due 07/12/18 (e)	9,980,041
26,000,000	U.S. Treasury Bill, 1.79%, due 07/26/18 (e)	25,928,897
35,500,000	U.S. Treasury Bill, 1.85%, due 08/09/18 (e)	35,374,208
1,275,000	U.S. Treasury Bill, 1.87%, due 08/23/18 (d) (e) (f)	1,269,536
47,500,000	U.S. Treasury Bill, 1.91%, due 09/06/18 (e)	47,257,179
38,000,000	U.S. Treasury Bill, 1.99%, due 10/18/18 (e)	37,712,424
35,000,000	U.S. Treasury Bill, 2.02%, due 11/08/18 (e)	34,690,834

	Total U.S. Government	238,638,448

	TOTAL SHORT-TERM INVESTMENTS (COST $245,594,692)	245,564,924

	TOTAL INVESTMENTS — 97.9% (Cost $710,752,851)	941,657,653
	Other Assets and Liabilities (net) — 2.1%	19,871,911

	TOTAL NET ASSETS — 100.0%	$961,529,564

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Futures Contracts (d)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
25	Natural Gas	December 2019	186,000	(74,937)
25	Natural Gas	January 2020	183,875	(77,062)
25	Natural Gas	February 2020	177,875	(83,062)
25	Natural Gas	March 2020	160,563	(100,375)
25	Natural Gas	April 2020	158,875	(102,063)
25	Natural Gas	May 2020	160,813	(100,125)
25	Natural Gas	June 2020	162,938	(98,000)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
25	Natural Gas	July 2020	163,437	(97,500)
25	Natural Gas	August 2020	162,500	(98,438)
25	Natural Gas	September 2020	163,750	(97,188)
25	Natural Gas	October 2020	167,312	(93,625)
25	Natural Gas	November 2020	175,875	(85,063)

			$2,023,813	$(1,107,438)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2018 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Affiliated company.

(b)	Investment valued using significant unobservable inputs.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(d)	All or a portion of this security or derivative is owned by Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(e)	The rate shown represents yield-to-maturity.

(f)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 9.2%

	Australia — 0.1%
2,500	Abacus Property Group (REIT)	7,249
11,400	Caltex Australia Ltd	252,823
300	CIMIC Group Ltd	9,330
15,100	Costa Group Holdings Ltd	87,616
1,000	Credit Corp Group Ltd	14,286
45,300	Downer EDI Ltd	239,962
900	Elders Ltd	6,003
2,400	Macquarie Group Ltd	206,795
11,600	Metcash Ltd	25,344
14,200	Mineral Resources Ltd	197,213
600	Monadelphous Group Ltd	6,565
25,781	Nine Entertainment Co Holdings Ltd	46,853
15,300	OZ Minerals Ltd	113,466
9,200	Shopping Centres Australasia Property Group (REIT)	17,097
2,800	Tassal Group Ltd	8,688
200	Woodside Petroleum Ltd	4,887

	Total Australia	1,244,177

	Austria — 0.1%
600	Oesterreichische Post AG	27,792
6,400	OMV AG	366,721
3,100	voestalpine AG	165,535

	Total Austria	560,048

	Belgium — 0.0%
4,800	AGFA-Gevaert NV *	17,173
100	bpost SA	1,770
300	D’ieteren SA	12,987
700	Orange Belgium SA	13,787
700	UCB SA	55,025

	Total Belgium	100,742

	Brazil — 0.1%
93,500	Banco do Brasil SA	761,217
39,300	Banco Santander Brasil SA	355,944
46,200	Cia de Saneamento Basico do Estado de Sao Paulo	323,651
27,800	Localiza Rent a Car SA	184,469

	Total Brazil	1,625,281

	Canada — 0.1%
9,400	Bank of Montreal	728,163
2,700	Dollarama Inc	311,627
4,600	Magna International Inc	294,959

	Total Canada	1,334,749

	China — 0.2%
1,763,000	Agricultural Bank of China Ltd – Class H	905,028
1,128,000	China Petroleum & Chemical Corp – Class H	1,097,295

	Total China	2,002,323

Shares	Description	Value ($)
	Denmark — 0.0%
2,200	Novo Nordisk A/S Sponsored ADR	104,588
4,900	Novo Nordisk A/S – Class B	232,889

	Total Denmark	337,477

	Finland — 0.0%
200	Metso Oyj	6,922
200	Tieto Oyj	6,987

	Total Finland	13,909

	France — 0.3%
600	Amundi SA	43,858
24,200	AXA SA	606,343
1,000	Christian Dior SE	425,841
5,500	CNP Assurances	128,796
30,224	Credit Agricole SA	415,619
100	IPSOS	3,415
200	L’Oreal SA	48,168
1,800	Metropole Television SA	38,047
1,200	Sanofi	91,985
2,000	Sanofi ADR	76,540
2,400	SCOR SE	88,420
11,300	Societe Generale SA	487,737
17,200	STMicroelectronics NV – NY Shares	410,564
19,000	STMicroelectronics NV	453,033
4,500	TOTAL SA	273,572

	Total France	3,591,938

	Germany — 0.4%
1,000	ADVA Optical Networking SE *	7,176
6,920	Allianz SE (Registered)	1,425,743
1,100	BASF SE	108,609
8,400	Bayerische Motoren Werke AG (a)	839,363
700	Bechtle AG	61,510
1,500	Covestro AG	136,654
12,200	Daimler AG (Registered Shares)	881,331
22,600	Deutsche Lufthansa AG (Registered)	613,338
500	Deutsche Pfandbriefbank AG *	7,616
100	Evonik Industries AG	3,508
100	Henkel AG & Co KGaA	11,276
400	Jenoptik AG	16,530
700	Leoni AG	42,008
1,600	RHOEN-KLINIKUM AG	49,332
900	Software AG	42,944
400	Talanx AG	15,406
1,100	Volkswagen AG	203,721

	Total Germany	4,466,065

	Hong Kong — 0.2%
69,400	BOC Hong Kong Holdings Ltd	347,393
22,600	Champion (REIT)	15,766
1,900	CK Asset Holdings Ltd	15,793
18,500	Dah Sing Banking Group Ltd	42,376

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
3,600	Dah Sing Financial Holdings Ltd	23,715
2,600	Fortune Real Estate Investment Trust	3,142
19,400	Hysan Development Co Ltd	111,921
21,400	Kerry Properties Ltd	114,127
7,200	Luk Fook Holdings International Ltd	32,767
7,300	Man Wah Holdings Ltd	6,420
12,700	Pacific Textiles Holdings Ltd	10,980
8,400	PCCW Ltd	4,938
111,400	SJM Holdings Ltd	159,113
300	Swire Pacific Ltd – Class A	3,084
1,200	Swire Properties Ltd	4,699
1,000	Techtronic Industries Co Ltd	5,949
430,100	WH Group Ltd	440,647
26,900	Wharf Holdings Ltd (The)	86,535
24,600	Wharf Real Estate Investment Co Ltd	189,154
13,400	Wheelock & Co Ltd	100,640
26,500	Yue Yuen Industrial Holdings Ltd	81,734

	Total Hong Kong	1,800,893

	India — 0.1%
65,600	Infosys Ltd Sponsored ADR	1,193,264

	Ireland — 0.0%
300	ICON Plc *	38,694

	Israel — 0.0%
500	Bank Hapoalim BM	3,450
27,000	Israel Discount Bank Ltd – Class A	81,399
200	Mizrahi Tefahot Bank Ltd	3,820

	Total Israel	88,669

	Italy — 0.3%
3,700	A2A SPA	6,292
600	De’ Longhi SPA	17,017
53,300	Enel SPA	292,928
16,043	EXOR NV	1,165,196
39,800	Fiat Chrysler Automobiles NV	924,554
100	Fiat Chrysler Automobiles NV *	2,266
4,900	Hera SPA	15,097
31,625	Iren SPA	78,661
400	La Doria SPA	5,440
5,900	Recordati SPA	218,303
2,800	Saras SPA	6,290
13,000	Societa Cattolica di Assicurazioni SC	111,833
4,600	Telecom Italia SPA *	3,702

	Total Italy	2,847,579

	Japan — 1.1%
1,100	Alpine Electronics Inc	20,921
600	AOKI Holdings Inc	9,585
26,600	Asahi Kasei Corp	363,672

Shares	Description	Value ($)
	Japan — continued
53,200	Astellas Pharma Inc	823,839
1,000	Autobacs Seven Co Ltd	18,178
15,700	Brother Industries Ltd	327,075
34,800	Canon Inc	1,186,661
400	Cawachi Ltd	8,935
1,800	Central Japan Railway Co	371,306
1,600	CKD Corp	32,956
2,600	Cosmo Energy Holdings Co Ltd	87,923
200	Daikyo Inc	4,741
500	Daiwabo Holdings Co Ltd	27,898
2,600	Denka Co Ltd	94,917
500	Denso Corp	24,240
700	Dexerials Corp	6,963
500	Doutor Nichires Holdings Co Ltd	10,184
100	DTS Corp	3,979
1,200	Fancl Corp	55,215
7,000	Fuji Electric Co Ltd	49,618
86,400	Fujitsu Ltd (a)	526,829
100	Fuji Oil Holdings Inc	3,614
600	Furukawa Electric Co Ltd	23,058
200	Fuyo General Lease Co Ltd	14,382
1,300	Geo Holdings Corp	18,453
100	Gunze Ltd	6,403
2,100	Hanwa Co Ltd	88,271
800	Hiroshima Bank Ltd (The)	5,664
100	Hitachi Capital Corp	2,583
200	Hitachi Chemical Co Ltd	4,290
100,300	Hitachi Ltd (a)	730,261
1,600	House Foods Group Inc	58,491
200	Isuzu Motors Ltd	2,670
53,500	ITOCHU Corp	1,001,079
1,200	Itochu Techno-Solutions Corp	21,680
1,400	Kanematsu Corp	21,592
800	Keihin Corp	15,523
400	Kohnan Shoji Co Ltd	9,672
500	Kokuyo Co Ltd	9,343
1,700	Kose Corp	368,013
300	Kuraray Co Ltd	4,579
400	Mandom Corp	13,009
52,100	Marubeni Corp	404,161
1,000	MINEBEA MITSUMI Inc	18,872
83,900	Mitsubishi Chemical Holdings Corp	772,658
6,500	Mitsubishi Corp	180,157
18,500	Mitsubishi Electric Corp	262,178
6,400	Mitsubishi Gas Chemical Co Inc	162,548
6,000	Mitsubishi Tanabe Pharma Corp	107,157
14,300	Mitsui & Co Ltd	250,946
4,400	Mitsui Chemicals Inc	126,756
700	Modec Inc	18,949
130	Nachi-Fujikoshi Corp	6,193
600	Namura Shipbuilding Co Ltd	2,862
3,300	NET One Systems Co Ltd	53,584

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,700	Nichias Corp	33,838
1,100	Nichirei Corp	29,712
100	Nifco Inc	3,440
900	Nippo Corp	17,363
100	Nippon Chemi-Con Corp *	3,753
2,600	Nippon Light Metal Holdings Co Ltd	6,029
18,800	Nippon Telegraph & Telephone Corp (a)	878,277
600	Nippon Signal Co Ltd	5,528
900	Nishi-Nippon Financial Holdings Inc	10,431
300	Nissin Electric Co Ltd	2,813
600	Nomura Holdings Inc	3,093
1,125	Okinawa Electric Power Co (The)	25,601
700	Onward Holdings Co Ltd	5,722
3,500	Orient Corp	4,848
1,900	Pola Orbis Holdings Inc	93,684
800	Press Kogyo Co Ltd	4,386
10,900	Prima Meat Packers Ltd	65,129
200	Relo Group Inc	5,152
800	Rengo Co Ltd	7,084
2,300	Rohto Pharmaceutical Co Ltd	73,928
300	San-A Co Ltd	15,225
800	Seiko Holdings Corp	19,008
13,500	Sekisui Chemical Co Ltd	221,124
600	Showa Denko KK	25,770
300	Softbank Technology Corp	4,565
106,000	Sojitz Corp	376,243
80,900	Sumitomo Chemical Co Ltd	486,989
3,100	Sumitomo Forestry Co Ltd	47,207
1,100	Sumitomo Heavy Industries Ltd	38,682
100	Suzuken Co Ltd	4,469
1,200	T-Gaia Corp	33,627
100	Token Corp	9,496
1,200	Tokyo Electron Ltd	223,933
400	Toppan Printing Co Ltd	3,252
19,400	Tosoh Corp	338,500
400	Towa Pharmaceutical Co Ltd	25,011
100	Toyoda Gosei Co Ltd	2,623
9,200	Toyota Tsusho Corp	316,105
200	TPR Co Ltd	5,145
2,000	TS Tech Co Ltd	87,619
600	TSI Holdings Co Ltd	4,190
600	Tsubakimoto Chain Co	4,662
100	Tsumura & Co	3,631
3,700	Ube Industries Ltd	104,844
1,700	Valor Holdings Co Ltd	40,985
200	Warabeya Nichiyo Holdings Co Ltd	5,039
300	Yamaguchi Financial Group Inc	3,610
800	Yamaha Motor Co Ltd	23,062
4,900	Zeon Corp	61,821

	Total Japan	12,661,534

Shares	Description	Value ($)
	Malta — 0.0%
125,500	BGP Holdings Plc * (b)	—

	Netherlands — 0.0%
100	ASR Nederland NV	4,228
800	BinckBank NV	4,158
1,200	Constellium NV – Class A *	14,580
100	Corbion NV	3,139
1,300	Heineken Holding NV	126,642
1,400	Signify NV	39,901

	Total Netherlands	192,648

	New Zealand — 0.0%
4,300	Air New Zealand Ltd	9,407

	Norway — 0.1%
1,100	Bakkafrost P/F	57,672
3,900	BW LPG Ltd *	16,270
18,500	DNB ASA	331,577
23,082	Equinor ASA	606,772
100	Salmar ASA	4,360
11,700	Storebrand ASA	95,710
12,500	Subsea 7 SA	190,536
2,400	Telenor ASA	49,437
100	Yara International ASA	4,128

	Total Norway	1,356,462

	Portugal — 0.0%
1,100	Altri SGPS SA	10,132
1,400	Navigator Co SA (The)	8,732
5,700	REN-Redes Energeticas Nacionais SGPS SA	15,841

	Total Portugal	34,705

	Singapore — 0.0%
4,200	CapitaLand Commercial Trust (REIT)	5,354
10,800	Mapletree North Asia Commercial Trust (REIT)	9,351
6,100	Venture Corp Ltd	95,365
19,600	Yangzijiang Shipbuilding Holdings Ltd	14,030

	Total Singapore	124,100

	South Africa — 0.0%
33,575	Barclays Africa Group Ltd	426,876

	South Korea — 0.0%
16,200	SK Telecom Co Ltd Sponsored ADR	369,684

	Spain — 0.0%
4,200	Ebro Foods SA	102,114
900	Ence Energia y Celulosa SA	7,087
8,800	International Consolidated Airlines Group SA	79,974

	Total Spain	189,175

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Sweden — 0.2%
1,400	Atlas Copco AB – A Redemption *	1,270
1,400	Atlas Copco AB – A Shares	55,535
200	Atlas Copco AB – B Redemption *	181
200	Atlas Copco AB – B Shares	7,231
500	Electrolux AB – Series B	12,342
200	Industrivarden AB – C Shares	4,202
1,000	Kindred Group Plc	12,657
22,366	Sandvik AB	387,915
3,300	SAS AB *	7,052
200	Securitas AB – B Shares	3,222
45,060	Svenska Cellulosa AB SCA – Class B	499,489
47,048	Volvo AB – B Shares	809,181
800	Wihlborgs Fastigheter AB	8,689

	Total Sweden	1,808,966

	Switzerland — 0.2%
400	Ascom Holding AG (Registered)	8,109
100	Autoneum Holding AG	24,541
100	Bucher Industries AG (Registered)	36,081
2,200	GAM Holding AG *	32,898
100	Georg Fischer AG (Registered)	129,277
299	Logitech International SA (Registered)	12,212
100	Lonza Group AG (Registered) *	26,776
14,275	Nestle SA (Registered)	1,078,939
2,200	Novartis AG (Registered)	163,554
300	Roche Holding AG	65,466
3,000	Swiss Re AG	257,972
400	Vontobel Holding AG (Registered)	26,853

	Total Switzerland	1,862,678

	Taiwan — 0.2%
512,000	Hon Hai Precision Industry Co Ltd	1,460,760
270,000	Inventec Corp	217,652
45,000	Novatek Microelectronics Corp	202,675

	Total Taiwan	1,881,087

	United Kingdom — 0.5%
20,297	3i Group Plc	256,780
15,040	AstraZeneca Plc	1,097,257
1,417	Barratt Developments Plc	10,269
1,264	Bellway Plc	55,128
5,967	Berkeley Group Holdings Plc (The)	336,536
11,739	British American Tobacco Plc	602,570
6,096	Cairn Energy Plc *	18,639
8,108	Coca-Cola HBC AG *	276,754
33,903	Debenhams Plc	9,683
500	Diageo Plc Sponsored ADR	73,260
9,245	Electrocomponents Plc	86,400
27,481	Ferrexpo Plc	79,954
58,871	Firstgroup Plc *	70,171
3,258	Galliford Try Plc	41,669

Shares	Description	Value ($)
	United Kingdom — continued
54,407	GlaxoSmithKline Plc	1,102,278
1,100	GlaxoSmithKline Plc Sponsored ADR	44,572
1,050	Halfords Group Plc	4,708
2,638	Hunting Plc *	29,566
7,086	IG Group Holdings Plc	81,372
8,176	Inchcape Plc	79,463
20,370	Indivior Plc *	129,887
290	Intermediate Capital Group Plc	4,412
1,209	Mitie Group Plc	2,873
3,195	National Express Group Plc	17,031
157	Next Plc	12,093
3,700	Nomad Foods Ltd *	64,380
236	Pearson Plc	2,829
18,120	Persimmon Plc	681,791
449	Playtech Plc	4,664
1,877	Plus500 Ltd	40,678
1,959	QinetiQ Group Plc	6,873
3,976	Reckitt Benckiser Group Plc	304,336
2,251	Royal Mail Plc	15,147
554	Savills Plc	7,094
1,033	Spectris Plc	38,238
2,809	Vesuvius Plc	23,404
206	Victrex Plc	7,724
84	WH Smith Plc	2,163

	Total United Kingdom	5,722,646

	United States — 5.0%
5,900	AbbVie, Inc.	583,746
15,300	ACCO Brands Corp.	197,370
1,100	Acushnet Holdings Corp.	26,301
7,600	Adobe Systems, Inc. * (a)	1,894,528
1,600	Adtalem Global Education, Inc. *	76,400
200	Aflac, Inc.	9,012
1,600	Allstate Corp. (The)	149,568
2,000	Amdocs Ltd. (a)	134,920
3,200	American Eagle Outfitters, Inc.	71,040
100	American National Bankshares, Inc.	3,970
200	American National Insurance Co.	23,800
3,400	Ameriprise Financial, Inc.	471,342
1,100	Andeavor	158,873
1,800	Anthem, Inc.	398,556
1,350	Apergy Corp. *	58,306
4,000	Apple Hospitality REIT, Inc.	76,120
2,200	Apple, Inc.	411,114
800	Applied Industrial Technologies, Inc.	55,800
13,600	Applied Materials, Inc.	690,608
3,400	Aptiv Plc	331,500
2,000	Arrow Electronics, Inc. *	148,240
2,400	Avery Dennison Corp.	252,072
100	Bassett Furniture Industries, Inc.	2,765
21,400	Baxter International, Inc.	1,515,976
4,000	BGC Partners, Inc. – Class A	45,840

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,000	Big Lots, Inc.	40,910
1,300	Biogen Idec, Inc. *	382,148
1,200	Boise Cascade Co.	57,240
4,200	BorgWarner, Inc.	204,876
1,500	Brady Corp. – Class A	58,500
1,500	Briggs & Stratton Corp.	27,675
1,400	Broadridge Financial Solutions, Inc.	161,630
2,300	Bruker Corp.	69,621
1,500	Brunswick Corp.	95,400
4,500	CA, Inc.	160,830
200	Cabot Microelectronics Corp.	22,634
6,300	Cadence Design Systems, Inc. *	267,435
2,300	Callaway Golf Co.	43,562
1,800	Catalent, Inc. *	70,668
6,400	CBRE Group, Inc. – Class A *	295,616
300	Central Garden & Pet Co. *	12,249
200	Children’s Place, Inc. (The)	25,750
6,000	Citizens Financial Group, Inc.	245,100
900	Clorox Co. (The)	108,747
100	CNB Financial Corp.	3,039
2,800	CNO Financial Group, Inc.	56,056
700	Cooper-Standard Holding, Inc. *	86,940
2,700	CoreCivic, Inc. (REIT)	58,104
1,400	Crown Holdings, Inc. *	60,676
1,300	CSG Systems International, Inc.	53,794
200	Culp, Inc.	6,210
2,200	Cummins, Inc.	313,258
23,900	Dana, Inc.	532,970
16,100	Danaher Corp.(a)	1,598,408
1,700	Deere & Co.	254,167
900	Deluxe Corp.	59,886
2,700	Dover Corp.	208,467
3,600	DR Horton, Inc.	151,956
500	Drive Shack, Inc. *	3,265
3,100	DXC Technology Co.	285,541
1,900	E*TRADE Financial Corp. *	120,365
1,900	Eastman Chemical Co.	198,189
11,600	eBay, Inc. *	437,552
22,700	Eli Lilly & Co. (a)	1,930,408
700	EMCOR Group, Inc.	53,151
4,800	Emerson Electric Co.	340,032
100	Encore Capital Group, Inc. *	3,945
1,300	Enova International, Inc. *	43,680
12,700	Estee Lauder Cos, Inc. (The) – Class A (a)	1,897,888
700	Exterran Corp. * (a)	19,292
300	Federal Agricultural Mortgage Corp. – Class C	28,053
2,600	Federated Investors, Inc. – Class B	63,102
1,700	First American Financial Corp.	88,536
100	Flexsteel Industries, Inc.	3,727
2,800	Fortive Corp.	203,532
1,700	Gannett Co., Inc.	17,969

Shares	Description	Value ($)
	United States — continued
5,200	Gap Inc. (The)	145,496
2,400	Garmin Ltd.	144,216
14,300	General Motors Co.	610,610
2,300	GEO Group , Inc. (The) (REIT)	57,040
100	German American Bancorp, Inc.	3,607
100	Graham Holdings Co. – Class B	58,085
700	Grand Canyon Education, Inc. *	77,770
600	Group 1 Automotive, Inc.	42,156
400	Heidrick & Struggles International, Inc.	15,120
5,000	Herman Miller, Inc.	163,750
10,100	Hewlett Packard Enterprise Co.	153,924
12,800	Honeywell International, Inc. (a)	1,893,248
10,300	Host Hotels & Resorts, Inc. (REIT)	222,789
74,200	HP, Inc. (a)	1,634,626
32,800	Huntsman Corp. (a)	1,048,616
800	IAC/InterActiveCorp *	124,112
600	ICF International, Inc.	42,390
2,400	Illinois Tool Works, Inc.	344,880
1,700	Ingersoll-Rand Plc	148,818
1,000	Insight Enterprises, Inc. *	46,900
600	Insperity, Inc.	55,200
500	Inter Parfums, Inc.	26,650
2,200	International Game Technology Plc	55,308
1,400	Intuit, Inc.	282,240
4,300	Invesco Ltd.	117,476
1,700	ITT, Inc.	87,754
300	Johnson Outdoors, Inc. – Class A	22,764
14,400	Johnson & Johnson(a)	1,722,528
1,100	Jones Lang LaSalle, Inc.	180,136
5,100	JPMorgan Chase & Co.	545,751
1,900	KB Home	50,046
1,800	KLA-Tencor Corp.	203,814
13,000	Kohl’s Corp.	867,750
700	Koppers Holdings, Inc. *	28,210
1,100	Kulicke & Soffa Industries, Inc. *	26,488
800	La-Z-Boy, Inc.	24,960
1,600	Lam Research Corp.	317,088
4,500	Lear Corp.	891,000
1,300	Legg Mason, Inc. (a)	48,451
1,400	Leidos Holdings, Inc.	84,084
3,200	Lincoln National Corp.	212,128
1,200	Live Nation Entertainment, Inc. *	51,156
4,900	LKQ Corp. *	155,673
1,600	Louisiana-Pacific Corp.	46,688
1,800	LyondellBasell Industries NV – Class A	201,816
1,500	ManpowerGroup, Inc.	135,000
6,100	Marathon Petroleum Corp.	482,083
10,000	Marathon Oil Corp.	214,300
10,200	Mastercard, Inc. – Class A (a)	1,939,224
400	Materion Corp.	21,820
3,900	McDonald’s Corp.	624,039

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — continued
2,300	McKesson Corp.	326,462
900	MDC Holdings, Inc.	28,422
13,300	Merck & Co., Inc.	791,749
3,000	Meritor, Inc. *	62,250
100	Mettler-Toledo International, Inc. *	55,074
2,300	Michaels Cos , Inc. (The) *	42,228
37,900	Micron Technology, Inc. * (a)	2,182,661
10,500	Modine Manufacturing Co. *	189,000
1,400	Moog, Inc. – Class A	114,142
4,600	Movado Group, Inc.	225,860
3,800	NetApp, Inc.	259,616
1,800	New York Times Co. (The) – Class A	40,950
1,200	Newpark Resources, Inc. *	13,020
8,200	News Corp. – Class A	123,246
4,200	News Corp. – Class B	64,890
5,200	ON Semiconductor Corp. *	130,676
200	OneMain Holdings, Inc. *	6,506
12,000	Oracle Corp.	560,640
1,600	Oshkosh Corp.	116,400
2,300	Owens Corning	145,406
3,800	Owens-Illinois, Inc. *	70,680
1,600	Parker-Hannifin Corp.	273,440
1,800	Penn National Gaming, Inc. *	61,344
19,500	PepsiCo, Inc. (a)	1,954,875
58,000	Pfizer, Inc. (a)	2,083,940
6,200	Phillips 66	722,238
2,000	Popular, Inc.	90,480
1,000	PotlatchDeltic Corp. (REIT)	50,500
3,700	Principal Financial Group, Inc.	206,460
11,800	Procter & Gamble Co. (The)	863,406
800	Progress Software Corp.	30,304
10,500	Progressive Corp. (The)	651,945
1,800	Prudential Financial, Inc.	174,312
3,800	PulteGroup, Inc.	114,950
10,900	PVH Corp. (a)	1,744,000
9,100	Qurate Retail, Inc. *	185,003
2,300	Raymond James Financial, Inc.	222,088
800	Regional Management Corp. *	28,552
11,800	Regions Financial Corp.	215,232
500	Reinsurance Group of America, Inc.	74,720
1,100	Reliance Steel & Aluminum Co.	102,927
700	Ryman Hospitality Properties, Inc. (REIT)	58,716
700	Scholastic Corp.	31,493
400	SEACOR Holdings, Inc. *	20,892
3,000	Seagate Technology Plc	169,050
1,600	SEI Investments Co.	102,048
3,100	Service Corp. International	113,739
1,900	Skechers U.S.A., Inc. – Class A *	55,214
1,100	SPX Corp. *	37,686
1,200	Stanley Black & Decker, Inc.	167,088
4,200	State Street Corp.	403,662

Shares	Description	Value ($)
	United States — continued
1,300	Stoneridge, Inc. *	40,989
900	Sykes Enterprises, Inc. *	25,335
3,700	Synopsys, Inc. *	325,859
3,400	TCF Financial Corp.	89,454
4,900	TE Connectivity Ltd. (a)	456,092
700	Tech Data Corp. *	60,767
600	Teledyne Technologies, Inc. *	120,876
3,800	Telephone & Data Systems, Inc.	97,090
100	Territorial Bancorp, Inc.	3,058
6,900	Texas Instruments, Inc.	772,179
1,300	Textron, Inc.	86,554
1,500	Timken Co. (The)	70,950
900	Tower International, Inc.	26,460
1,500	Trinseo SA	108,450
600	Triple-S Management Corp. – Class B *	21,990
4,200	Twenty-First Century Fox, Inc.– Class A	161,910
2,200	Tyson Foods, Inc.– Class A	148,434
500	United States Cellular Corp. *	17,960
600	Universal Corp.	39,690
1,100	Universal Forest Products, Inc.	40,458
2,700	Unum Group	104,787
1,600	Urban Outfitters, Inc. *	66,464
3,100	US Foods Holding Corp. *	110,608
2,300	Valero Energy Corp.	278,760
200	Vectrus, Inc. *	6,414
42,000	Verizon Communications, Inc. (a)	2,002,140
4,800	VF Corp.	389,568
2,400	Vishay Intertechnology, Inc.	50,880
600	Visteon Corp. *	74,976
2,700	Wal-Mart Stores, Inc.	222,858
3,300	Western Digital Corp.	275,583
2,800	Wolverine World Wide, Inc.	93,884
5,300	Xenia Hotels & Resorts, Inc. (REIT)	133,401
3,300	Xerox Corp.	89,694

	Total United States	59,195,048

	TOTAL COMMON STOCKS (COST $106,318,993)	107,080,824

	PREFERRED STOCKS (c) — 0.1%

	Germany — 0.1%
4,264	Henkel AG & Co KGaA	526,406
1,000	Volkswagen AG	187,819

	Total Germany	714,225

	TOTAL PREFERRED STOCKS (COST $747,568)	714,225

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Shares/ Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 7.8%

	United States — 7.8%

	U.S. Government — 7.8%
1,009,233	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (d)	1,001,934
22,110,760	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (d)	21,416,974
9,731,754	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (d)	9,434,256
5,329,319	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a) (d)	5,195,011
18,713,686	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (d)	20,401,586
29,243,624	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (d)	34,292,000

	Total U.S. Government	91,741,761

	TOTAL DEBT OBLIGATIONS (COST $92,556,413)	91,741,761

	MUTUAL FUNDS — 85.0%

	United States — 85.0%

	Affiliated Issuers — 85.0%
5,751,095	GMO Core Plus Bond Fund, Class IV	121,693,171
1,194,215	GMO Emerging Country Debt Fund, Class IV	33,223,077
7,704,855	GMO Emerging Markets Fund, Class VI	258,266,737
12,138,053	GMO International Equity Fund, Class IV	281,845,584
1,241,628	GMO Opportunistic Income Fund, Class VI	33,101,792
4,680,698	GMO Quality Fund, Class VI	116,923,826
5,234,837	GMO U.S. Equity Fund, Class VI	80,721,186
2,781,868	GMO U.S. Treasury Fund	69,491,066

	TOTAL MUTUAL FUNDS (COST $912,676,099)	995,266,439

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
2,559,948	State Street Institutional Treasury Money Market Fund-Premier Class, 1.66% (e)	2,559,948

	TOTAL SHORT-TERM INVESTMENTS (COST $2,559,948)	2,559,948

	TOTAL INVESTMENTS — 102.3% (Cost $1,114,859,021)	1,197,363,197

	SECURITIES SOLD SHORT — (2.0)%

	COMMON STOCKS — (2.0)%

	Canada — (0.1)%
(33,400)	Enbridge Inc	(1,037,738)

Par Value†	Description	Value ($)
	France — 0.0%
(8,461)	DBV Technologies SA *	(385,097)

	Germany — (0.1)%
(116,287)	Deutsche Bank AG (Registered)	(1,243,546)

	Japan — (0.2)%
(204)	AEON REIT Investment Corp	(230,491)
(10,600)	Mitsui OSK Lines Ltd	(279,151)
(6,400)	Murata Manufacturing Co Ltd	(947,279)
(19,300)	SoftBank Group Corp	(1,369,530)

	Total Japan	(2,826,451)

	Netherlands — 0.0%
(13,576)	Altice NV – Class B *	(47,707)

	Portugal — 0.0%
(30,526)	CTT-Correios de Portugal SA	(101,224)

	Spain — (0.1)%
(181,692)	Bankia SA	(691,786)

	Switzerland — (0.1)%
(16,189)	LafargeHolcim Ltd (Registered) *	(831,553)

	United Kingdom — (0.1)%
(148,909)	Melrose Industries Plc	(467,762)
(216,172)	Tesco Plc	(705,636)

	Total United Kingdom	(1,173,398)

	United States — (1.3)%
(132,900)	Advanced Micro Devices, Inc. *	(1,824,717)
(11,300)	Autodesk, Inc. *	(1,458,830)
(9,500)	BioMarin Pharmaceutical, Inc. *	(858,230)
(5,200)	Charter Communications, Inc. – Class A *	(1,357,408)
(2,800)	Chipotle Mexican Grill, Inc. *	(1,204,504)
(8,800)	Clovis Oncology, Inc. *	(413,248)
(26,500)	Envision Healthcare Corp. *	(1,136,320)
(26,600)	Incyte Corp. *	(1,815,982)
(47,300)	Kinder Morgan, Inc.	(788,964)
(82,300)	Pandora Media, Inc. *	(594,206)
(29,700)	Roku, Inc. *	(1,112,562)
(7,300)	TESARO, Inc. *	(334,121)
(5,200)	Tesla, Inc. *	(1,480,596)
(35,400)	Under Armour, Inc. – Class A *	(739,860)

	Total United States	(15,119,548)

	TOTAL COMMON STOCKS (PROCEEDS $23,201,478)	(23,458,048)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	RIGHTS/WARRANTS — 0.0%

	Netherlands — 0.0%
(13,576)	Altice NV – Class B, Expires 6/4/18 * (f)	(99,046)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $96,831)	(99,046)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $23,298,309)	(23,557,094)

	Other Assets and Liabilities (net) — (0.3%)	(3,065,842)

	TOTAL NET ASSETS — 100.0%	$1,170,740,261

A summary of outstanding financial instruments at May 31, 2018 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,111,619	05/18/2020	Monthly	—	16,852	16,852
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	264,778	05/18/2020	Monthly	—	28,186	28,186
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	166,941	05/18/2020	Monthly	—	(2,021)	(2,021)

							$—	$43,017	$43,017

As of May 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.
(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.
(e)	The rate disclosed is the 7 day net yield as of May 31, 2018.

(f)	Investment valued using significant unobservable inputs.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Counterparty Abbreviations:

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. As of May 31, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	197,537,758	18,100,992	(7,525,119)	10,575,873	5,341,316
Benchmark-Free Allocation Fund	12,571,433,554	666,407,840	(52,767,134)	613,640,706	—
Benchmark-Free Fund	3,745,620,456	343,683,292	(86,763,038)	256,920,254	7,809,167
Global Asset Allocation Fund	2,335,791,734	30,122,741	(35,133,430)	(5,010,689)	—
Global Developed Equity Allocation Fund	430,578,441	27,620,433	—	27,620,433	—
Global Equity Allocation Fund	2,199,008,080	59,189,206	(28,070,376)	31,118,830	—
Consolidated Implementation Fund	10,691,614,119	604,084,015	(393,020,242)	211,063,773	39,040,687
International Developed Equity Allocation Fund	711,134,145	—	(53,511,777)	(53,511,777)	—
International Equity Allocation Fund	1,081,500,902	—	(17,588,883)	(17,588,883)	—
Consolidated SGM Major Markets Fund	1,835,425,902	60,416,304	(61,049,944)	(633,640)	14,889,947
Consolidated Special Opportunities Fund	717,774,003	251,458,270	(27,574,620)	223,883,650	—
Strategic Opportunities Allocation Fund	1,111,625,475	68,256,868	(6,076,239)	62,180,629	43,017

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2018 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ (Depreciation)	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$13,848,473	$55,614,323	$55,840,000	$69,298	$7,547	$4,720	$13,635,063

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$338,343,014	$7,763,041	$8,572,423	$—	$69,579	$(8,875,831)	$328,727,380
GMO Implementation Fund	10,973,015,970	48,888,897	145,084,123	—	8,414,773	(210,162,098)	10,675,073,419
GMO Opportunistic Income Fund, Class VI	542,342,069	1,453,399	19,611,723	—	1,708,978	3,260,626	529,153,349
GMO SGM Major Markets Fund, Class VI	1,015,978,511	6,291,461	56,474,811	—	2,434,607	14,084,260	982,314,028
GMO Special Opportunities Fund, Class VI	669,099,430	5,577,953	33,090,634	—	8,171,017	12,896,073	662,653,839

Totals	$13,538,778,994	$69,974,751	$262,833,714	$—	$20,798,954	$(188,796,970)	$13,177,922,015

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ (Depreciation)	Value, end of period
Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$133,185,460	$—	$2,100,000	$—	$48,778	$(3,560,940)	$127,573,298
GMO Emerging Markets Fund, Class VI	569,680,947	—	38,000,000	—	5,017,514	(46,384,597)	490,313,864
GMO Opportunistic Income Fund, Class VI	217,604,583	—	16,000,000	—	1,801,543	139,655	203,545,781
GMO SGM Major Markets Fund, Class VI	184,449,116	—	13,000,000	—	977,377	2,153,475	174,579,968
GMO Special Opportunities Fund, Class VI	323,594,896	—	76,000,000	—	16,107,096	(9,196,114)	254,505,878

Totals	$1,428,515,002	$—	$145,100,000	$—	$23,952,308	$(56,848,521)	$1,250,518,789

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$74,946,917	$—	$3,359,458	$—	$(342,386)	$(1,355,198)	$69,889,875
GMO Asset Allocation Bond Fund, Class VI	399,177,319	—	119,273,615	—	(18,823,309)	22,608,972	283,689,367
GMO Core Plus Bond Fund, Class IV	249,614,612	115,951,328	14,263,031	—	(26,034)	3,110,681	354,387,556
GMO Emerging Country Debt Fund, Class IV	55,530,671	—	6,606,871	—	17,510	(1,480,013)	47,461,297
GMO Emerging Markets Fund, Class VI	467,717,958	10,857,869	8,614,586	—	1,436,394	(35,473,770)	435,923,865
GMO International Equity Fund, Class IV	519,183,914	5,647,084	28,635,404	—	(1,489,801)	(11,909,568)	482,796,225
GMO Opportunistic Income Fund, Class VI	48,813,182	—	25,378,197	—	1,656,834	(1,379,457)	23,712,362
GMO Quality Fund, Class VI	178,367,480	3,369,424	9,681,111	—	1,681,615	(2,550,111)	171,187,297
GMO Risk Premium Fund, Class VI	62,350,340	—	3,886,059	—	(102,039)	907,384	59,269,626
GMO SGM Major Markets Fund, Class VI	73,567,091	—	5,155,510	—	373,475	846,270	69,631,326
GMO U.S. Equity Fund, Class VI	178,908,774	3,945,227	13,867,375	—	220,674	1,321,364	170,528,664
GMO U.S. Treasury Fund	167,046,625	9,400,027	14,610,435	727,640	(22,690)	87,545	161,901,072

Totals	$2,475,224,883	$149,170,959	$253,331,652	$727,640	$(15,419,757)	$(25,265,901)	$2,330,378,532

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$46,991,022	$315,970	$290,682	$—	$43,933	$(3,463,344)	$43,596,899
GMO International Equity Fund, Class IV	217,379,783	—	395,355	—	36,910	(5,941,907)	211,079,431
GMO Quality Fund, Class VI	102,786,624	—	443,081	—	73,427	(683,169)	101,733,801
GMO U.S. Equity Fund, Class VI	101,984,701	—	1,120,849	—	73,145	643,531	101,580,528

Totals	$469,142,130	$315,970	$2,249,967	$—	$227,415	$(9,444,889)	$457,990,659

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$608,573,770	$—	$516,779	$—	$77,911	$(44,480,308)	$563,654,594
GMO International Equity Fund, Class IV	896,831,372	—	7,959,621	—	(1,374,179)	(22,825,289)	864,672,283
GMO Quality Fund, Class VI	412,807,154	—	9,837,534	—	1,668,321	(4,157,888)	400,480,053
GMO U.S. Equity Fund, Class VI	409,993,568	—	12,336,428	—	(353,274)	3,243,811	400,547,677

Totals	$2,328,205,864	$—	$30,650,362	$—	$18,779	$(68,219,674)	$2,229,354,607

Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ (Depreciation)	Value, end of period
International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$67,378,736	$3,328,045	$—		$—	$—	$(5,025,888)	$65,680,893
GMO International Equity Fund, Class IV	597,172,345	13,791,372	3,013,953		—	(183,272)	(16,084,171)	591,682,321

Totals	$664,551,081	$17,119,417	$3,013,953		$—	$(183,272)	$(21,110,059)	$657,363,214

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$402,051,540	$4,718,225	$12,237,134		$—	$1,320,081	$(29,884,242)	$365,968,470
GMO International Equity Fund, Class IV	748,929,812	862,768	32,222,567		—	(969,921)	(18,767,101)	697,832,991

Totals	$1,150,981,352	$5,580,993	$44,459,701		$—	$350,160	$(48,651,343)	$1,063,801,461

Consolidated SGM Major Markets Fund
GMO U.S. Treasury Fund	$1,072,205,111	$26,781,271	$55,000,000		$4,781,626	$(52,051)	$482,898	$1,044,417,229

Consolidated Special Opportunities Fund
Jagercor Energy Corp	$70,137	$—	$—		$—	$—	$(725)	$69,412

Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$99,134,920	$30,000,000	$8,556,009		$—	$(64,757)	$1,179,017	$121,693,171
GMO Emerging Country Debt Fund, Class IV	39,992,630	—	5,783,515		—	(98,182)	(887,856)	33,223,077
GMO Emerging Markets Fund, Class VI	305,084,580	—	25,996,456		—	4,233,915	(25,055,302)	258,266,737
GMO International Equity Fund, Class IV	349,818,348	—	59,532,017	(a)	—	(4,632,409)	(3,808,338)	281,845,584
GMO Opportunistic Income Fund, Class VI	45,985,113	—	13,211,851		—	1,076,542	(748,012)	33,101,792
GMO Quality Fund, Class VI	131,528,842	—	13,542,052		—	1,968,279	(3,031,243)	116,923,826
GMO U.S. Equity Fund, Class VI	130,082,686	—	48,642,776	(b)	—	(481,839)	(236,885)	80,721,186
GMO U.S. Treasury Fund	93,901,813	5,819,422	30,258,962		392,619	(9,435)	38,228	69,491,066

Totals	$1,195,528,932	$35,819,422	$205,523,638		$392,619	$1,992,114	$(32,550,391)	$995,266,439

(a)	$39,000,000 was redeemed in-kind.

(b)	$40,500,000 was redeemed in-kind.

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2018 through May 31, 2018. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2019.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries Implementation SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2018, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2018. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a specific relevant pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service, or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2018 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Alpha Only Fund	—	55%	—
Benchmark-Free Allocation Fund	< 1%	36%	2%
Benchmark-Free Fund	< 1%	44%	2%
Global Asset Allocation Fund	< 1%	38%	< 1%
Global Developed Equity Allocation Fund	< 1%	55%	—
Global Equity Allocation Fund	< 1%	61%	—
Consolidated Implementation Fund	(1)%	44%	2%
International Developed Equity Allocation Fund	< 1%	93%	—
International Equity Allocation Fund	< 1%	91%	—
Consolidated SGM Major Markets Fund	—	2%	—
Consolidated Special Opportunities Fund	—	11%	—
Strategic Opportunities Allocation Fund	< 1%	46%	<1%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes) or as disclosed in the Asset and Liability Valuation Inputs table below, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2018.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2018:

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,590,530	$—		$1,590,530
Austria	—	445,907	—		445,907
Belgium	—	62,669	—		62,669
Brazil	75,570	3,429,595	—		3,505,165
Chile	—	17,321	—		17,321
China	82,653	24,442,140	67,238		24,592,031
Colombia	82,204	—	—		82,204
Czech Republic	—	15,541	—		15,541
Denmark	—	49,132	—		49,132
Egypt	—	10,791	—		10,791
Finland	—	469,665	—		469,665
France	19,135	4,223,925	11,348		4,254,408
Germany	—	5,411,596	—		5,411,596
Greece	—	36,628	—		36,628
Hong Kong	—	938,898	—		938,898
Hungary	—	82,430	—		82,430
India	—	8,111,416	—		8,111,416
Indonesia	—	269,998	—		269,998
Ireland	—	6,767	—		6,767
Israel	206,400	160,423	—		366,823
Italy	436,724	1,773,266	—		2,209,990
Japan	—	11,467,620	—		11,467,620
Malaysia	—	718,679	0	§	718,679
Mexico	2,011,523	—	—		2,011,523
Netherlands	82,965	1,493,010	—		1,575,975
New Zealand	—	35,630	—		35,630
Norway	—	1,021,401	—		1,021,401
Philippines	—	89,914	—		89,914
Poland	—	617,411	—		617,411
Portugal	—	51,454	—		51,454
Qatar	—	35,033	—		35,033
Russia	—	314,571	—		314,571
Singapore	—	104,359	—		104,359
South Africa	—	6,008,860	—		6,008,860
South Korea	622,986	7,068,174	—		7,691,160
Spain	—	1,318,153	—		1,318,153
Sweden	—	1,456,804	—		1,456,804
Switzerland	—	4,809,911	—		4,809,911
Taiwan	1,336,350	10,900,577	—		12,236,927
Thailand	—	2,924,229	—		2,924,229
Turkey	—	2,614,622	—		2,614,622
United Arab Emirates	—	17,826	—		17,826
United Kingdom	1,504,764	9,533,544	—		11,038,308
United States	61,819,908	—	160		61,820,068

TOTAL COMMON STOCKS	68,281,182	114,150,420	78,746		182,510,348

Preferred Stocks
Brazil	150,406	714,689	—		865,095
Colombia	16,321	—	—		16,321
Germany	—	428,868	—		428,868
Russia	—	13,450	—		13,450
South Korea	—	874,117	—		874,117

TOTAL PREFERRED STOCKS	166,727	2,031,124	—		2,197,851

Mutual Funds
United States	13,635,063	—	—		13,635,063

TOTAL MUTUAL FUNDS	13,635,063	—	—		13,635,063

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$9,770,369	$—	$—	$9,770,369

Total Investments	91,853,341	116,181,544	78,746	208,113,631

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,062,818	—	1,062,818
Futures Contracts
Equity Risk	4,309,790	—	—	4,309,790

Total	$96,163,131	$117,244,362	$78,746	$213,486,239

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(31,292)	$—	$(31,292)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$13,177,922,015	$—	$—	$13,177,922,015
Short-Term Investments	7,152,245	—	—	7,152,245

Total Investments	13,185,074,260	—	—	13,185,074,260

Total	$13,185,074,260	$—	$—	$13,185,074,260

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$24,911,874	$—	$24,911,874
Austria	—	9,428,506	—	9,428,506
Belgium	—	1,355,020	—	1,355,020
Brazil	819,213	27,388,879	—	28,208,092
Canada	44,690,545	—	—	44,690,545
Chile	—	71,913	—	71,913
China	5,483,780	212,429,774	—	217,913,554
Colombia	4,616,823	—	—	4,616,823
Czech Republic	—	331,374	—	331,374
Denmark	1,758,980	5,681,366	—	7,440,346
Egypt	—	40,635	—	40,635
Finland	—	5,532,759	—	5,532,759
France	10,307,072	51,493,565	—	61,800,637
Germany	—	82,245,105	—	82,245,105
Greece	—	364,043	—	364,043
Hong Kong	—	33,685,380	—	33,685,380
Hungary	—	2,843,349	—	2,843,349
India	90,950	58,044,624	—	58,135,574
Indonesia	54,362	4,315,680	—	4,370,042
Ireland	1,573,556	—	—	1,573,556
Israel	—	265,319	—	265,319
Italy	15,594,299	22,785,279	—	38,379,578
Japan	—	184,126,681	—	184,126,681
Malaysia	—	3,437,647	—	3,437,647
Mexico	19,925,996	—	—	19,925,996
Netherlands	—	20,243,161	—	20,243,161
New Zealand	—	1,460,072	—	1,460,072
Norway	—	21,290,045	—	21,290,045
Pakistan	—	137,669	—	137,669
Peru	177,136	—	—	177,136
Philippines	—	304,080	—	304,080
Poland	—	2,953,478	—	2,953,478
Portugal	—	205,854	—	205,854
Qatar	—	794,277	—	794,277

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Russia	$2,436,968	$16,756,568	$—	$19,193,536
Singapore	—	5,710,943	—	5,710,943
South Africa	—	55,661,011	—	55,661,011
South Korea	4,513,796	82,208,672	—	86,722,468
Spain	—	13,800,161	—	13,800,161
Sweden	—	33,315,273	—	33,315,273
Switzerland	240,057	39,740,214	—	39,980,271
Taiwan	6,824,203	113,336,065	—	120,160,268
Thailand	—	34,437,701	—	34,437,701
Turkey	—	25,867,396	—	25,867,396
United Arab Emirates	—	485,377	—	485,377
United Kingdom	10,374,297	102,827,855	—	113,202,152
United States	199,096,585	—	—	199,096,585

TOTAL COMMON STOCKS	328,578,618	1,302,314,644	—	1,630,893,262

Debt Obligations
Japan	—	78,914,877	—	78,914,877
United States	250,014,803	696,801,375	—	946,816,178

TOTAL DEBT OBLIGATIONS	250,014,803	775,716,252	—	1,025,731,055

Preferred Stocks
Brazil	—	8,955,927	—	8,955,927
Colombia	42,501	—	—	42,501
Germany	—	2,413,107	—	2,413,107
Russia	—	2,925,387	—	2,925,387
South Korea	—	18,280,026	—	18,280,026
Sweden	—	98,052	—	98,052
Taiwan	—	29,688	—	29,688

TOTAL PREFERRED STOCKS	42,501	32,702,187	—	32,744,688

Rights/Warrants
South Africa	7,786	—	—	7,786
Switzerland	10,704	—	—	10,704
Thailand	79,580	—	—	79,580
United Arab Emirates	5,886	—	—	5,886

TOTAL RIGHTS/WARRANTS	103,956	—	—	103,956

Investment Funds
United States	2,000,674	—	—	2,000,674

TOTAL INVESTMENT FUNDS	2,000,674	—	—	2,000,674

Mutual Funds
United States	1,250,518,789	—	—	1,250,518,789

TOTAL MUTUAL FUNDS	1,250,518,789	—	—	1,250,518,789

Short-Term Investments	15,557,912	94,347,050	—	109,904,962

Total Investments	1,846,817,253	2,205,080,133	—	4,051,897,386

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	5,170,908	—	5,170,908
Futures Contracts
Equity Risk	3,425,701	—	—	3,425,701
Swap Contracts
Equity Risk	—	176,088	—	176,088

Total	$1,850,242,954	$2,210,427,129	$—	$4,060,670,083

Liability Valuation Inputs
Common Stocks
Brazil	$(1,354,089)	$—	$—	$(1,354,089)
Canada	(6,824,720)	—	—	(6,824,720)
Denmark	—	(802,165)	—	(802,165)
France	—	(2,616,280)	—	(2,616,280)
Germany	—	(5,400,272)	—	(5,400,272)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Israel	$(617,345)	$—	$—	$(617,345)
Italy	—	(5,650,377)	—	(5,650,377)
Japan	—	(8,682,345)	—	(8,682,345)
Netherlands	—	(1,008,841)	—	(1,008,841)
Spain	—	(9,159,142)	—	(9,159,142)
Switzerland	—	(2,942,924)	—	(2,942,924)
United Kingdom	—	(3,564,723)	—	(3,564,723)

TOTAL COMMON STOCKS	(8,796,154)	(39,827,069)	—	(48,623,223)

Rights/Warrants
Netherlands	—	—	(693,760)	(693,760)
Spain	(39,693)	—	—	(39,693)

TOTAL RIGHTS/WARRANTS	(39,693)	—	(693,760)	(733,453)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(165,334)	—	(165,334)
Futures Contracts
Equity Risk	(536,732)	—	—	(536,732)
Swap Contracts
Equity Risk	—	(261,464)	—	(261,464)

Total	$(9,372,579)	$(40,253,867)	$(693,760)	$(50,320,206)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,330,378,532	$—	$—	$2,330,378,532
Debt Obligations
Asset-Backed Securities	—	60,686	—	60,686

TOTAL DEBT OBLIGATIONS	—	60,686	—	60,686

Short-Term Investments	341,827	—	—	341,827

Total Investments	2,330,720,359	60,686	—	2,330,781,045

Total	$2,330,720,359	$60,686	$—	$2,330,781,045

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$457,990,659	$—	$—	$457,990,659
Short-Term Investments	208,215	—	—	208,215

Total Investments	458,198,874	—	—	458,198,874

Total	$458,198,874	$—	$—	$458,198,874

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,229,354,607	$—	$—	$2,229,354,607
Short-Term Investments	772,303	—	—	772,303

Total Investments	2,230,126,910	—	—	2,230,126,910

Total	$2,230,126,910	$—	$—	$2,230,126,910

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$79,808,800	$—	$79,808,800
Austria	—	32,292,576	—	32,292,576
Belgium	—	5,334,728	—	5,334,728
Brazil	2,004,666	74,640,855	—	76,645,521
Canada	138,976,619	—	—	138,976,619
Chile	—	1,535,281	—	1,535,281
China	34,733,066	810,139,420	—	844,872,486
Colombia	12,331,927	—	—	12,331,927

Description	Level 1	Level 2	Level 3		Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Cyprus	$—	$1,372,039	$—		$1,372,039
Czech Republic	—	8,733,566	—		8,733,566
Denmark	4,288,108	16,254,433	—		20,542,541
Egypt	—	148,071	—		148,071
Finland	—	19,403,284	—		19,403,284
France	21,271,410	164,477,860	21,933,405		207,682,675
Germany	—	290,074,185	—		290,074,185
Greece	—	768,617	—		768,617
Hong Kong	—	96,123,330	—		96,123,330
Hungary	—	6,897,323	—		6,897,323
India	2,872,201	170,622,382	—		173,494,583
Indonesia	1,099,595	37,186,458	—		38,286,053
Ireland	4,669,076	76,500	—		4,745,576
Israel	5,016,500	4,704,137	—		9,720,637
Italy	41,075,844	78,448,644	—		119,524,488
Japan	—	553,067,057	—		553,067,057
Malaysia	—	9,959,787	—		9,959,787
Mexico	64,146,263	—	—		64,146,263
Netherlands	56,859,127	54,219,719	—		111,078,846
New Zealand	—	2,636,739	—		2,636,739
Norway	—	64,571,205	—		64,571,205
Pakistan	—	1,481,001	—		1,481,001
Peru	2,989,170	—	—		2,989,170
Philippines	—	4,427,276	—		4,427,276
Poland	—	20,284,659	—		20,284,659
Portugal	—	1,272,217	—		1,272,217
Qatar	—	13,843,428	—		13,843,428
Russia	35,797,515	221,607,829	—		257,405,344
Singapore	—	11,154,893	—		11,154,893
South Africa	—	164,868,450	—		164,868,450
South Korea	12,699,330	353,305,029	—		366,004,359
Spain	23,340,648	34,750,944	—		58,091,592
Sweden	—	96,526,469	—		96,526,469
Switzerland	1,505,772	138,481,975	—		139,987,747
Taiwan	52,912,650	615,787,493	—		668,700,143
Thailand	—	218,823,156	—		218,823,156
Turkey	—	145,025,155	—		145,025,155
United Arab Emirates	—	4,258,514	—		4,258,514
United Kingdom	53,651,723	307,980,314	0	§	361,632,037
United States	1,169,368,275	1,519	527,089		1,169,896,883

TOTAL COMMON STOCKS	1,741,609,485	4,937,377,317	22,460,494		6,701,447,296

Preferred Stocks
Brazil	9,927	32,132,566	—		32,142,493
Germany	—	14,006,303	—		14,006,303
Russia	—	15,328,560	—		15,328,560
South Korea	—	75,664,234	—		75,664,234
Taiwan	—	452,156	—		452,156

TOTAL PREFERRED STOCKS	9,927	137,583,819	—		137,593,746

Rights/Warrants
Canada	204,584	—	—		204,584
Thailand	385,811	—	—		385,811
United Arab Emirates	66,952	—	—		66,952
United States	—	—	130,841		130,841

TOTAL RIGHTS/WARRANTS	657,347	—	130,841		788,188

Investment Funds
United States	23,766,659	—	—		23,766,659

TOTAL INVESTMENT FUNDS	23,766,659	—	—		23,766,659

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
Australia	$—	$765,000	$—	$765,000
Bermuda	—	774,375	—	774,375
Brazil	—	—	22,737,965	22,737,965
Canada	—	3,859,875	—	3,859,875
France	—	1,303,125	—	1,303,125
Germany	—	1,082,532	—	1,082,532
Hong Kong	—	760,350	—	760,350
Ireland	—	1,108,813	—	1,108,813
Italy	—	4,289,663	—	4,289,663
Jamaica	—	4,047,335	—	4,047,335
Japan	—	502,314,177	—	502,314,177
Luxembourg	—	1,387,812	3,124,800	4,512,612
Norway	—	746,250	—	746,250
Puerto Rico	1,068,750	18,298,621	—	19,367,371
Spain	—	—	4,896,087	4,896,087
United Kingdom	—	3,918,436	—	3,918,436
United States	1,131,417,791	2,032,722,822	33,655,204 *	3,197,795,817

TOTAL DEBT OBLIGATIONS	1,132,486,541	2,577,379,186	64,414,056	3,774,279,783

Mutual Funds
United States	82,312,976	—	—	82,312,976

TOTAL MUTUAL FUNDS	82,312,976	—	—	82,312,976

Short-Term Investments	87,385,957	460,365,804	—	547,751,761
Purchased Options	3,281,010	—	—	3,281,010

Total Investments	3,071,509,902	8,112,706,126	87,005,391	11,271,221,419

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	38,802,207	—	38,802,207
Futures Contracts
Equity Risk	16,567,099	—	—	16,567,099
Interest Rate Risk	695,128	—	—	695,128
Swap Contracts
Credit Risk	—	5,660,798	—	5,660,798
Equity Risk	—	313,611	—	313,611
Interest Rate Risk	—	12,439,332	—	12,439,332

Total	$3,088,772,129	$8,169,922,074	$87,005,391	$11,345,699,594

Liability Valuation Inputs
Common Stocks
Brazil	$(5,625,957)	$—	$—	$(5,625,957)
Canada	(26,706,625)	—	—	(26,706,625)
China	(68,145,340)	—	—	(68,145,340)
Denmark	—	(2,395,471)	—	(2,395,471)
France	—	(28,944,031)	—	(28,944,031)
Germany	—	(19,986,342)	—	(19,986,342)
Italy	—	(12,148,637)	—	(12,148,637)
Japan	—	(41,020,111)	—	(41,020,111)
Netherlands	—	(3,883,171)	—	(3,883,171)
Spain	—	(22,197,280)	—	(22,197,280)
Switzerland	—	(15,690,091)	—	(15,690,091)
United Kingdom	—	(11,920,211)	—	(11,920,211)
United States	(106,622,628)	—	—	(106,622,628)

Total Common Stocks	(207,100,550)	(158,185,345)	—	(365,285,895)

Rights/Warrants
Netherlands	—	—	(3,163,601)	(3,163,601)
Spain	(94,031)	—	—	(94,031)

Total Rights/Warrants	(94,031)	—	(3,163,601)	(3,257,632)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(8,585,914)	$—	$(8,585,914)
Futures Contracts
Equity Risk	(8,497,333)	—	—	(8,497,333)
Interest Rate Risk	(212,766)	—	—	(212,766)
Written Options
Equity Risk	(10,673,750)	—	(1,581,250)	(12,255,000)
Swap Contracts
Equity Risk	—	(1,126,170)	—	(1,126,170)
Interest Rate Risk	—	(12,465,181)	—	(12,465,181)

Total	$(226,578,430)	$(180,362,610)	$(4,744,851)	$(411,685,891)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$657,363,214	$—	$—	$657,363,214
Short-Term Investments	259,154	—	—	259,154

Total Investments	657,622,368	—	—	657,622,368

Total	$657,622,368	$—	$—	$657,622,368

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,063,801,461	$—	$—	$1,063,801,461
Short-Term Investments	110,558	—	—	110,558

Total Investments	1,063,912,019	—	—	1,063,912,019

Total	$1,063,912,019	$—	$—	$1,063,912,019

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$225,880,958	$—	$—	$225,880,958
U.S. Government Agency	163,048,524	—	—	163,048,524

TOTAL DEBT OBLIGATIONS	388,929,482	—	—	388,929,482

Mutual Funds	1,044,417,229	—	—	1,044,417,229
Short-Term Investments	401,445,551	—	—	401,445,551

Total Investments	1,834,792,262	—	—	1,834,792,262

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	8,685,800	—	8,685,800
Futures Contracts
Equity Risk	8,909,982	29,005,516	—	37,915,498
Interest Rate Risk	2,323,765	—	—	2,323,765

Total	$1,846,026,009	$37,691,316	$—	$1,883,717,325

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(6,220,402)	$—	$(6,220,402)
Futures Contracts
Equity Risk	(19,175,117)	(968,510)	—	(20,143,627)
Interest Rate Risk	(6,727,765)	(943,322)	—	(7,671,087)
Physical Commodity Contract Risk	(4,815,144)	—	—	(4,815,144)

Total	$(30,718,026)	$(8,132,234)	$—	$(38,850,260)

Description	Level 1	Level 2	Level 3		Total
Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Canada	$—	$—	$69,412		$69,412
Germany	—	34,842,747	—		34,842,747
Netherlands	41,509,000	—	—		41,509,000
Romania	—	3,867,906	—		3,867,906
United Kingdom	—	68,387,791	—		68,387,791
United States	547,415,873	—	—		547,415,873

TOTAL COMMON STOCKS	588,924,873	107,098,444	69,412		696,092,729

Short-Term Investments	$245,564,924	$—	$—		$245,564,924

Total Investments	834,489,797	107,098,444	69,412		941,657,653

Total	$834,489,797	$107,098,444	$69,412		$941,657,653

Liability Valuation Inputs
Derivatives^
Futures Contracts
Physical Commodity Contract Risk	$(1,107,438)	$—	$—		$(1,107,438)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,244,177	$—		$1,244,177
Austria	—	560,048	—		560,048
Belgium	—	100,742	—		100,742
Brazil	—	1,625,281	—		1,625,281
Canada	1,334,749	—	—		1,334,749
China	—	2,002,323	—		2,002,323
Denmark	104,588	232,889	—		337,477
Finland	—	13,909	—		13,909
France	487,104	3,104,834	—		3,591,938
Germany	—	4,466,065	—		4,466,065
Hong Kong	—	1,800,893	—		1,800,893
India	1,193,264	—	—		1,193,264
Ireland	38,694	—	—		38,694
Israel	—	88,669	—		88,669
Italy	924,554	1,923,025	—		2,847,579
Japan	—	12,661,534	—		12,661,534
Malta	—	—	0	§	0	§
Netherlands	14,580	178,068	—		192,648
New Zealand	—	9,407	—		9,407
Norway	—	1,356,462	—		1,356,462
Portugal	—	34,705	—		34,705
Singapore	—	124,100	—		124,100
South Africa	—	426,876	—		426,876
South Korea	369,684	—	—		369,684
Spain	—	189,175	—		189,175
Sweden	—	1,808,966	—		1,808,966
Switzerland	—	1,862,678	—		1,862,678
Taiwan	—	1,881,087	—		1,881,087
United Kingdom	182,212	5,540,434	—		5,722,646
United States	59,195,048	—	—		59,195,048

TOTAL COMMON STOCKS	63,844,477	43,236,347	0	§	107,080,824

Preferred Stocks
Germany	—	714,225	—		714,225

TOTAL PREFERRED STOCKS	—	714,225	—		714,225

Debt Obligations
United States	—	91,741,761	—		91,741,761

TOTAL DEBT OBLIGATIONS	—	91,741,761	—		91,741,761

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$995,266,439	$—	$—	$995,266,439

TOTAL MUTUAL FUNDS	995,266,439	—	—	995,266,439

Short-Term Investments	2,559,948	—	—	2,559,948

Total Investments	1,061,670,864	135,692,333	0 §	1,197,363,197

Derivatives^
Swap Contracts
Equity Risk	—	45,038	—	45,038

Total	$1,061,670,864	$135,737,371	$0 §	$1,197,408,235

Liability Valuation Inputs
Common Stocks
Canada	$(1,037,738)	$—	$—	$(1,037,738)
France	—	(385,097)	—	(385,097)
Germany	—	(1,243,546)	—	(1,243,546)
Japan	—	(2,826,451)	—	(2,826,451)
Netherlands	—	(47,707)	—	(47,707)
Portugal	—	(101,224)	—	(101,224)
Spain	—	(691,786)	—	(691,786)
Switzerland	—	(831,553)	—	(831,553)
United Kingdom	—	(1,173,398)	—	(1,173,398)
United States	(15,119,548)	—	—	(15,119,548)

TOTAL COMMON STOCKS	(16,157,286)	(7,300,762)	—	(23,458,048)

Rights/Warrants
Netherlands	—	—	(99,046)	(99,046)

TOTAL RIGHTS/WARRANTS	—	—	(99,046)	(99,046)

Derivatives^
Swap Contracts
Equity Risk	—	(2,021)	—	(2,021)

Total	$(16,157,286)	$(7,302,783)	$(99,046)	$(23,559,115)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^ The tables above are based on market values or unrealized appreciation/(depreciation), in the case of forward currency contracts, rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and rights/warrants, if any, which are included in investments.

§ Represents the interest in securities that were determined to have a value of zero at May 31, 2018.

* Includes unfunded loan commitments of $2,216,005

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended May 31, 2018, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3 †		Transfer out of Level 3 †	Balances as of May 31, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2018
Alpha Only Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$67,238	‡	$—	$67,238	$—
France	—	11,690	—	—	—	(342)	—		—	11,348	(342)
United States	—	160	—	—	—	—	—		—	160	—
Rights/Warrants
Brazil	5,671	—	0	—	—	(5,671)	—		—	—	—

Total Investments	$5,671	$11,850	$0	$—	$—	$(6,013)	$67,238		$—	$78,746	$(342)

Benchmark-Free Fund
Rights/Warrants
Brazil	$113,625	$—	$0	$—	$—	$(113,625)	$—		$—	$—	$—
Netherland	—	—	(678,248)	—	—	(15,512)	—		—	(693,760)	(15,512)

Total	$113,625	$—	$(678,248)	$—	$—	$(129,137)	$—		$—	$(693,760)	$(15,512)

Consolidated Implementation Fund
Common Stocks
France	$—	$23,457,625	$—	$—	$—	$(1,524,220)	$—		$—	$21,933,405	$—
United States	—	525,230	—	—	—	1,859	—		—	527,089	1,859
Rights/Warrants
Brazil	203,741	—	0	—	—	(203,741)	—		—	—	—
Canada	217,232	—	—	—	—	(12,648)	—		(204,584)‡	—	—
United States	48,966	—	(6,110)	—	(105,144)	193,129	—		—	130,841	104,672
Debt Obligations
Bank Loans
Luxembourg	—	3,255,000	—	1,325	—	(131,525)	—		—	3,124,800	(131,525)
Spain	6,460,857	287,231	(3,203,774)	(7,223)	(105,888)	1,276	—		—	3,432,479	1,276
United States	24,534,800	13,999,149	(7,920,664)	43,536	121,481	(229,018)	—		—	30,549,284 *	(229,018)
Corporate Debt
Brazil	30,260,306	—	(8,965,098)	4,739,691	(5,256,343)	1,959,409	—		—	22,737,965	2,387,142
Spain	2,788,545	36,238	(1,292,833)	(2,114)	(24,692)	(41,536)	—		—	1,463,608	(41,536)
United States	1,269,450	1,694,560	—	8,493	—	133,417	—		—	3,105,920	133,417

Total Investments	$65,783,897	$43,255,033	$(21,388,479)	$4,783,708	$(5,370,586)	$146,402	$—		$(204,584)	$87,005,391	$2,226,287

Securities Sold Short
Rights/Warrants
Netherlands	$—	$—	$(3,092,867)	$—	$—	$(70,734)	$—		$—	$(3,163,601)	$(70,734)

Total	$—	$—	$(3,092,867)	$—	$—	$(70,734)	$—		$—	$(3,163,601)	$(70,734)

Derivatives
Written Options	$—	$—	$—	$—	$—	$—	$(1,581,250	)‡	$—	$(1,581,250)	$—

Total	$65,783,897	$43,255,033	$(24,481,346)	$4,783,708	$(5,370,586)	$75,668	$(1,581,250)		$(204,584)	$82,260,540	$2,155,553

Consolidated Special Opportunities Fund
Common Stocks
Canada	$70,137	$—	$—	$—	$—	$(725)	$—		$—	$69,412	$(725)

Total	$70,137	$—	$—	$—	$—	$(725)	$—		$—	$69,412	$(725)

Strategic Opportunities Allocation Fund
Rights/Warrants
Netherlands	$—	—	$(96,831)	—	—	$(2,215)	$—		$—	(99,046)	(2,215)

Total	$—	$—	$(96,831)	$—	$—	$(2,215)	$—		$—	$(99,046)	$(2,215)

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
*	Includes unfunded loan commitments of $2,216,005

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of May 31, 2018 were as follows:

Fund Name	Level 3 securities and derivatives
Alpha Only Fund	< 1%
Benchmark-Free Allocation Fund	1%
Benchmark-Free Fund	<1%
Global Asset Allocation Fund	< 1%
Global Developed Equity Allocation Fund	< 1%
Global Equity Allocation Fund	< 1%
Consolidated Implementation Fund	<1%
International Developed Equity Allocation Fund	< 1%
International Equity Allocation Fund	< 1%
Consolidated SGM Major Markets Fund	—
Consolidated Special Opportunities Fund	< 1%
Strategic Opportunities Allocation Fund	<1%

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of May 31, 2018, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Consolidated Implementation Fund	$481,552	$488,943

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk		X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk		X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk		X					X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X		X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. The Securities and Exchange Commission has proposed a rule under the Investment Company Act of 1940, as amended (the “1940 Act”), regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country, or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) or in a wholly-owned subsidiary of a GMO Fund are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds or a wholly-owned subsidiary are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and poorer performance than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts may not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies heavily on quantitative models in making investment decisions for SGM Major Markets Fund. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is considerable uncertainty about the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The issuance of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others)fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on the many asset-backed securities it services.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, continued economic recovery, the U.S. Federal Reserve’s conclusion of its quantitative easing program, and recent increases in interest rates increase the likelihood that interest rates will continue to rise in the near future. To the extent the U.S. Federal Reserve continues to raise interest rates, there is a risk that rates across the financial system may rise, which could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	SGM Major Markets Fund
•	Special Opportunities Fund

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not diversified.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation issuer of assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

Benchmark-Free Allocation Fund, Benchmark-Free Fund and Implementation Fund may take temporary defensive positions if deemed prudent by GMO.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

At May 31, 2018, only Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Special Opportunities Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by SGM Major Markets Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward non-U.S. exchange contracts as well as making other investments.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Fund may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2018, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Consolidated Special Opportunities Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X	X
Manage against anticipated currency exchange rate changes			X
Futures contracts
Adjust exposure to certain securities markets		X	X	X
Substitute for direct investment				X	X
Adjust interest rate exposure			X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
Hedge some or all of the broad market exposure of the underlying funds and/or assets in which the Fund invests	X
Options (Purchased)
Substitute for direct equity investment			X
Options (Written)
Substitute for direct equity investment			X
Adjust interest rate exposure			X
Swap contracts
Adjust interest rate exposure			X
Substitute for direct investment in securities		X	X			X
Achieve exposure to a reference entity’s credit			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X			X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2018:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$1,062,818	$—	$—	$1,062,818
Unrealized Appreciation on Futures Contracts	—	—	4,309,790	—	—	—	4,309,790

Total	$—	$—	$4,309,790	$1,062,818	$—	$—	$5,372,608

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(31,292)	$—	$—	$(31,292)

Total	$—	$—	$—	$(31,292)	$—	$—	$(31,292)

Benchmark-Free Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$103,956	$—	$—	$—	$103,956
Unrealized Appreciation on Forward Currency Contracts	—	—	—	5,170,908	—	—	5,170,908
Unrealized Appreciation on Futures Contracts	—	—	3,425,701	—	—	—	3,425,701
Swap Contracts, at value	—	—	176,088	—	—	—	176,088

Total	$—	$—	$3,705,745	$5,170,908	$—	$—	$8,876,653

Liability Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$(733,453)	$—	$—	$—	$(733,453)
Unrealized Depreciation on Forward Currency Contracts	—	—	—	(165,334)	—	—	(165,334)
Unrealized Depreciation on Futures Contracts	—	—	(536,732)	—	—	—	(536,732)
Swap Contracts, at value	—	—	(261,464)	—	—	—	(261,464)

Total	$—	$—	$(1,531,649)	$(165,334)	$—	$—	$(1,696,983)

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$788,188	$—	$—	$—	$788,188
Investments, at value (purchased options)	—	—	3,281,010	—	—	—	3,281,010
Unrealized Appreciation on Forward Currency Contracts	—	—	—	38,802,207	—	—	38,802,207
Unrealized Appreciation on Futures Contracts	—	—	16,567,099	—	695,128	—	17,262,227
Swap Contracts, at value	5,660,798	—	313,611	—	12,439,332	—	18,413,741

Total	$5,660,798	$—	$20,949,908	$38,802,207	$13,134,460	$—	$78,547,373

Liability Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$(3,257,632)	$—	$—	$—	$(3,257,632)
Unrealized Depreciation on Forward Currency Contracts	—	—	—	(8,585,914)	—	—	(8,585,914)
Unrealized Depreciation on Futures Contracts	—	—	(8,497,333)	—	(212,766)	—	(8,710,099)
Written Options, at value	—	—	(12,255,000)	—	—	—	(12,255,000)
Swap Contracts, at value	—	—	(1,126,170)	—	(12,465,181)	—	(13,591,351)

Total	$—	$—	$(25,136,135)	$(8,585,914)	$(12,677,947)	$—	$(46,399,996)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$8,685,800	$—	$—	$8,685,800
Unrealized Appreciation on Futures Contracts	—	—	37,915,498	—	2,323,765	—	40,239,263

Total	$—	$—	$37,915,498	$8,685,800	$2,323,765	$—	$48,925,063

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(6,220,402)	$—	$—	$(6,220,402)
Unrealized Depreciation on Futures Contracts	—	(4,815,144)	(20,143,627)	—	(7,671,087)	—	(32,629,858)

Total	$—	$(4,815,144)	$(20,143,627)	$(6,220,402)	$(7,671,087)	$—	$(38,850,260)

Consolidated Special Opportunities Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(1,107,438)	$—	$—	$—	$—	$(1,107,438)

Total	$—	$(1,107,438)	$—	$—	$—	$—	$(1,107,438)

Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value	$—	$—	$45,038	$—	$—	$—	$45,038

Total	$—	$—	$45,038	$—	$—	$—	$45,038

Liability Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$(99,046)	$—	$—	$—	$(99,046)
Swap Contracts, at value	—	—	(2,021)	—	—	—	(2,021)

Total	$—	$—	$(101,067)	$—	$—	$—	$(101,067)

Subsequent Events

Effective June 30, 2018, Tariq Ali and Malcolm Brown are co-portfolio managers of GMO Special Opportunities Fund, and Chris Hudson is no longer involved in the portfolio management of the Fund.

Subsequent to May 31, 2018, GMO Alpha Only Fund received redemption requests in the amount of $80,483,965.

Subsequent to May 31, 2018, GMO Special Opportunities Fund received redemption requests in the amount of $531,986,302.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: July 26, 2018

By (Signature and Title):	/s/ Carly Cushman
Carly Cushman, Principal Financial Officer

Date: July 26, 2018